As filed with the Securities and Exchange Commission on January 28, 2010

File No. 033-65137

File No. 811-07455

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

Under

the SECURITIES ACT OF 1933

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 36	☒

and/or

REGISTRATION STATEMENT

Under the INVESTMENT COMPANY ACT OF 1940	☐

Amendment No. 37	☒

(Check appropriate box or boxes)

Virtus Opportunities Trust

(Exact Name of Registrant as Specified in Charter)

Area Code and Telephone Number: (800) 243-1574

101 Munson Street

Greenfield, Massachusetts 01301

(Address of Principal Executive Offices)

Kevin J. Carr, Esq.

Counsel

Virtus Investment Partners, Inc.

100 Pearl St.

Hartford, Connecticut 06103

(Name and Address of Agent for Service)

Copies of All Correspondence to:

Robert N. Hickey, Esq.

Sullivan & Worcester LLP

1666 K Street, N.W.

Washington, D.C. 20006

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)

☒	on January 31, 2010 pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on or at such later date as the Commission shall order pursuant to paragraph (a)(2)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

TICKER SYMBOL BY CLASS
FUND	A	B	C	I	T
Virtus AlphaSectorSM Allocation Fund	PSWAX		PSWCX	VAAIX
Virtus AlphaSectorSM Rotation Fund	PWBAX		PWBCX	VARIX
Virtus Alternatives Diversifier Fund	PDPAX		PXPCX	VADIX
Virtus Bond Fund	SAVAX	SAVBX	SAVCX	XAVYX
Virtus CA Tax-Exempt Bond Fund	CTESX			CTXEX
Virtus Foreign Opportunities Fund	JVIAX		JVICX	JVXIX
Virtus Global Infrastructure Fund	PGUAX		PGUCX	PGIUX
Virtus Global Opportunities Fund	NWWOX	WWOBX	WWOCX
Virtus Global Real Estate Securities Fund	VGSAX		VGSCX	VGISX
Virtus Greater Asia ex Japan Opportunities Fund	VGAAX		VGACX	VGAIX
Virtus Greater European Opportunities Fund	VGEAX		VGECX	VGEIX
Virtus High Yield Fund	PHCHX	PHCCX	PGHCX
Virtus International Real Estate Securities Fund	PXRAX		PXRCX	PXRIX
Virtus Market Neutral Fund	EMNAX	EMNBX	EMNCX	VIMNX
Virtus Multi-Sector Fixed Income Fund	NAMFX	NBMFX	NCMFX	VMFIX
Virtus Multi-Sector Short Term Bond Fund	NARAX	PBARX	PSTCX	PIMSX	PMSTX
Virtus Real Estate Securities Fund	PHRAX	PHRBX	PHRCX	PHRIX
Virtus Senior Floating Rate Fund	PSFRX		PRSRX	PSFIX

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VIRTUS OPPORTUNITIES TRUST	January 31, 2010	E-Delivery at Virtus.com

Not FDIC Insured	No Bank Guarantee	May Lose Value

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense. This prospectus contains important information that you should know before investing in Virtus mutual funds. Please read it carefully and retain it for future reference.

Virtus Mutual Funds

Virtus AlphaSectorSM Allocation Fund

Investment Objective

The fund has an investment objective of long-term capital appreciation and current income.

Fees and Expenses

The tables below illustrate all fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and under “Sales Charges” on page 115 of the fund’s prospectus and “Alternative Purchase Arrangements” on page 53 of the fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)	Class A	Class C		Class I
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%	None		None
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	None	1.00%	(a)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class I
Management Fees	0.45%	0.45%	0.45%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%	1.00%	None
Other Expenses(b)	0.39%	0.39%	0.39%
Acquired Fund Fees and Expenses (Underlying ETFs and Mutual Funds)(c)	0.30%	0.30%	0.30%
Total Annual Fund Operating Expenses	1.39%	2.14%	1.14%

(a)	The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

(b)	Restated to reflect current expenses.

(c)	Acquired fund fees and expenses are not reflected in the financial highlights or audited financial statements.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	708	990	1,292	2,148
Class C	Sold	317	670	1,149	2,472
	Held	217	670	1,149	2,472
Class I	Sold or Held	116	362	628	1,386

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells shares of the underlying exchange-traded funds (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 111% of the average value of its portfolio.

Investments, Risks and Performance

Principal Investment Strategies

Under normal conditions, the fund allocates its assets in a mix of underlying exchange-traded funds (ETFs) and an affiliated fixed income mutual fund, with a target allocation of approximately 75% of assets in underlying ETFs that seek to track the AlphaSectorSM Rotation Index (“ASRX”), a public index published by NASDAQ, and approximately 25% of assets in the Virtus Bond Fund. ASRX is an active Index that may invest in the nine Select Sector SPDR® ETFs, representing the primary sectors of the S&P 500® Index, plus an ETF representing short-term U.S. Treasuries. The primary sectors of the S&P 500® Index represented by the Select Sector SPDR® ETFs are: consumer discretionary, consumer staples, energy, financials, healthcare, industrials, materials, technology, and utilities. The Index has the flexibility to be invested in any combination of the nine sector ETFs, a combination of sector ETFs and short-term U.S. Treasuries, or 100% in short-term U.S. Treasuries. The Virtus Bond Fund invests in a diversified portfolio of primarily intermediate, high quality bonds; however, it may also invest in high-yield, high-risk fixed income securities (junk bonds).

1

Virtus AlphaSectorSM Allocation Fund

Principal Risks

The fund may not achieve its objectives, and it is not intended to be a complete investment program. The value of the fund’s investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund’s investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the adviser expects. As a result, the value of your shares may decrease. In addition, you will also be subject to the risks associated with the principal investment strategies of the underlying mutual fund and exchange-traded funds in which the fund invests. The principal risks of investing in the fund are those associated with:

>

Credit Risk. The risk that the issuer of a security will fail to pay interest or principal in a timely manner, or that negative perceptions of the issuer’s ability to make such payments will cause the price of the security to decline.

>

Equity Securities Risk. The risk that events negatively affecting issuers, industries or financial markets in which the fund invests, will impact the value of the stocks held by the fund and thus, the value of the fund’s shares over short or extended periods. Investments in smaller companies may be more volatile than investments in larger companies.

>

Exchange-Traded Funds (ETFs) Risk. The risk that the value of an ETF will be more volatile than the underlying portfolio of securities the ETF is designed to track, or that the costs to the fund of owning shares of the ETF will exceed those the fund would incur by investing in such securities directly.

>

Industry/Sector Concentration Risk. The risk that events negatively affecting an industry or market sector in which the fund focuses its investments will cause the value of the fund’s shares to decrease, perhaps significantly. To the extent that the fund invests a significant portion of its portfolio in ETFs representing one or more of the primary sectors of the S&P 500® Index (such as consumer discretionary, energy, healthcare) or in an ETF representing U.S. Treasuries, the fund is more vulnerable to conditions that negatively affect such sectors as compared to a fund that is not significantly invested in such sectors.

>	Interest Rate Risk. The risk that when interest rates rise, the values of the fund’s debt securities, especially those with longer maturities, will fall.

>

Market Volatility Risk. The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.

>

Mutual Fund Investing Risk. The risk that the fund’s performance will be adversely affected by the assets owned by the other mutual funds in which it invests, and that the layering of expenses associated with the fund’s investment in such other funds will cost shareholders more than direct investments would have cost.

>

U.S. Government Securities Risk. The risk that U.S. Government securities in the fund’s portfolio will be subject to price fluctuations, or that an agency or instrumentality will default on an obligation not backed by the full faith and credit of the United States.

For a more detailed description of the above risks, see “More Information About Risks Related to Principal Investment Strategies” in the fund’s statutory prospectus.

2

Virtus AlphaSectorSM Allocation Fund

Performance Information

The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.

The bar chart shows changes in the fund’s performance from year to year over the life of the fund. The table shows how the fund’s average annual returns compare to those of two broad-based securities market indexes and a composite benchmark that reflects the target allocation of the fund. Updated performance information is available at www.virtus.com or by calling 800-243-1574.

Calendar year total returns for Class A Shares (includes returns of a predecessor fund)

Returns do not reflect sales charges and would be lower if they did.

Best Quarter: Q2/2009: 12.34%	Worst Quarter: Q4/2008: -13.35%

Average Annual Total Returns (for the periods ended 12/31/09; includes returns of a predecessor fund)

Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.

	1 Year	5 Years	Since Inception (8/1/03)
Class A
Return Before Taxes	15.34%	0.69%	3.09%
Return After Taxes on Distributions	14.83%	-0.46%	2.05%
Return After Taxes on Distributions and Sale of Fund Shares	10.13%	0.14%	2.23%
Class C
Return Before Taxes	21.62%	1.14%	3.27%
S&P 500® Index	26.46%	0.42%	4.10%
Barclays Capital U.S. Aggregate Bond Index	5.93%	4.97%	5.13%
AlphaSector Allocation Linked Benchmark	19.35%	2.69%	4.91%

The S&P 500® Index is a free-float adjusted market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total-return basis with dividends reinvested. The Barclays Capital U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total-return basis. The AlphaSector Allocation Linked Benchmark consists of an allocation of 75% S&P 500® Index and 25% Barclays Capital U.S. Aggregate Bond Index. Prior to September 29, 2009, its performance represents an allocation consisting of 60% S&P 500® Index and 40% Barclays Capital U.S. Aggregate Bond Index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class A Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.

Class I Shares have not had a full calendar year of operations; therefore, performance information is not shown.

3

Virtus AlphaSectorSM Allocation Fund

Management

The fund’s investment adviser is Virtus Investment Advisers, Inc. (“VIA”).

The fund’s subadviser is F-Squared Investments, Inc. (“F-Squared”).

>	Howard Present, Co-founder, President and CEO of F-Squared, is a manager of the fund. Mr. Present has been Portfolio Manager since September 2009.

>	Amy Robinson, Managing Director of VIA (since 1992), is a manager of the fund. Ms. Robinson has been Portfolio Manager since September 2009.

Purchase and Sale of Fund Shares

Purchase Minimums (except Class I Shares)
Minimum Initial Purchase	$500
Individual Retirement Accounts (IRAs), systematic purchase or systematic exchange accounts	$25
Defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans	No minimum
Minimum Additional Purchase	$25
Defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans	No minimum

For Class I Shares, the minimum initial purchase is $100,000; there is no minimum for additional purchases.

In general, you can buy or sell shares of the fund by mail or telephone on any business day. You can generally pay for shares by check or wire. (You may be charged wire fees or other transaction fees; ask your financial advisor.) When selling shares, you will receive a check, unless you request a wire. Payment for shares redeemed generally is made within seven days. You also may buy and sell shares through a financial advisor. Orders to buy and sell shares are processed at the next NAV (share price) to be calculated after we receive your request in good order. NAVs are calculated only on days when the New York Stock Exchange is open for regular trading. For more information about buying and selling shares, ask your financial advisor or see “Your Account” on page 121, “How to Buy Shares” on page 122 and “How to Sell Shares” on page 123 of the fund’s prospectus.

Taxes

The fund’s distributions are taxable to you either as ordinary income or capital gains, except when your investment is through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

4

Virtus AlphaSectorSM Rotation Fund

Investment Objective

The fund has an investment objective of seeking long-term capital appreciation.

Fees and Expenses

The tables below illustrate all fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and under “Sales Charges” on page 115 of the fund’s prospectus and “Alternative Purchase Arrangements” on page 53 of the fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)	Class A	Class C		Class I
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%	None		None
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	None	1.00%	(a)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class I
Management Fees	0.45%	0.45%	0.45%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%	1.00%	None
Other Expenses(b)	0.42%	0.42%	0.42%
Acquired Fund Fees and Expenses (Underlying ETFs)(c)	0.50%	0.50%	0.50%
Total Annual Fund Operating Expenses	1.62%	2.37%	1.37%

(a)	The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

(b)	Restated to reflect current expenses.

(c)	Acquired fund fees and expenses are not reflected in the financial highlights or audited financial statements.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	730	1,057	1,406	2,386
Class C	Sold	340	739	1,265	2,706
	Held	240	739	1,265	2,706
Class I	Sold or Held	139	434	750	1,646

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells shares of the exchange-traded funds (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 131% of the value of its portfolio.

Investments, Risks and Performance

Principal Investment Strategies

The fund seeks to track the AlphaSectorSM Rotation Index (“ASRX”), a public index published by NASDAQ, through investment in exchange-traded funds (ETFs). ASRX is an active index that may invest in the nine Select Sector SPDR® ETFs, representing the primary sectors of the S&P 500® Index, plus an ETF representing short-term U.S. Treasuries. The primary sectors of the S&P 500® Index represented by the Select Sector SPDR® ETFs are: consumer discretionary, consumer staples, energy, financials, healthcare, industrials, materials, technology, and utilities. The Index has the flexibility to be invested in any combination of the nine sector ETFs, a combination of sector ETFs and short-term U.S. Treasuries, or 100% in short-term U.S. Treasuries.

5

Virtus AlphaSectorSM Rotation Fund

Principal Risks

The fund may not achieve its objectives, and it is not intended to be a complete investment program. The value of the fund’s investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund’s investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the adviser expects. As a result, the value of your shares may decrease. In addition, you will also be subject to the risks associated with the principal investment strategies of the underlying mutual fund and exchange-traded funds in which the fund invests. The principal risks of investing in the fund are those associated with:

>

Equity Securities Risk. The risk that events negatively affecting issuers, industries or financial markets in which the fund invests, will impact the value of the stocks held by the fund and thus, the value of the fund’s shares over short or extended periods. Investments in smaller company’s may be more volatile than investments in larger companies.

>

Exchange-Traded Funds (ETFs) Risk. The risk that the value of an ETF will be more volatile than the underlying portfolio of securities the ETF is designed to track, or that the costs to the fund of owning shares of the ETF will exceed those the fund would incur by investing in such securities directly.

>

Industry/Sector Concentration Risk. The risk that events negatively affecting an industry or market sector in which the fund focuses its investments will cause the value of the fund’s shares to decrease, perhaps significantly. To the extent that the fund invests a significant portion of its portfolio in ETFs representing one or more of the primary sectors of the S&P 500® Index (such as consumer discretionary, energy, healthcare) or in an ETF representing U.S. Treasuries, the fund is more vulnerable to conditions that negatively affect such sectors as compared to a fund that is not significantly invested in such sectors.

>

Market Volatility Risk. The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.

>

Mutual Fund Investing Risk. The risk that the fund’s performance will be adversely affected by the assets owned by the other mutual funds in which it invests, and that the layering of expenses associated with the fund’s investment in such other funds will cost shareholders more than direct investments would have cost.

>

U.S. Government Securities Risk. The risk that U.S. Government securities in the fund’s portfolio will be subject to price fluctuations, or that an agency or instrumentality will default on an obligation not backed by the full faith and credit of the United States.

For a more detailed description of the above risks, see “More Information About Risks Related to Principal Investment Strategies” in the fund’s statutory prospectus.

Performance Information

The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.

The bar chart shows changes in the fund’s performance from year to year over the life of the fund. The table shows how the fund’s average annual returns compare to those of a broad-based securities market index and a composite benchmark. Updated performance information is available at www.virtus.com or by calling 800-243-1574.

Calendar year total returns for Class A Shares (includes returns of a predecessor fund)

Returns do not reflect sales charges and would be lower if they did.

Best Quarter: Q2/2009: 14.28%	Worst Quarter: Q4/2008: -17.03%

6

Virtus AlphaSectorSM Rotation Fund

Average Annual Total Returns (for the periods ended 12/31/09; includes returns of a predecessor fund)

Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.

	1 Year	5 Years	Since Inception (8/1/03)
Class A
Return Before Taxes	16.77%	-0.03%	2.92%
Return After Taxes on Distributions	16.57%	-1.00%	2.08%
Return After Taxes on Distributions and Sale of Fund Shares	11.12%	-0.24%	2.31%
Class C
Return Before Taxes	23.01%	0.41%	3.12%
S&P 500® Index	26.46%	0.42%	4.10%
AlphaSector Rotation Linked Benchmark	24.15%	1.80%	4.71%

The S&P 500® Index is a free-float adjusted market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total-return basis with dividends reinvested. The AlphaSector™ Rotation Linked Benchmark consists of the S&P 500® Index. Prior to September 29, 2009, its performance represents an allocation consisting of 80% S&P 500® Index and 20% Barclays Capital U.S. Aggregate Bond Index. The Barclays Capital U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total-return basis.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class A Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.

Class I Shares have not had a full calendar year of operations; therefore, performance information is not shown.

Management

The fund’s investment adviser is Virtus Investment Advisers, Inc. (“VIA”).

The fund’s subadviser is F-Squared Investments, Inc. (“F-Squared”).

>	Howard Present, Co-founder, President and CEO of F-Squared, is a manager of the fund. Mr. Present has been Portfolio Manager since September 2009.

>	Amy Robinson, Managing Director of VIA (since 1992), is a manager of the fund. Ms. Robinson has been Portfolio Manager since September 2009.

Purchase and Sale of Fund Shares

Purchase Minimums (except Class I Shares)
Minimum Initial Purchase	$500
Individual Retirement Accounts (IRAs), systematic purchase or systematic exchange accounts	$25
Defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans	No minimum
Minimum Additional Purchase	$25
Defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans	No minimum

For Class I Shares, the minimum initial purchase is $100,000; there is no minimum for additional purchases.

In general, you can buy or sell shares of the fund by mail or telephone on any business day. You can generally pay for shares by check or wire. (You may be charged wire fees or other transaction fees; ask your financial advisor.) When selling shares, you will receive a check, unless you request a wire. Payment for shares redeemed generally is made within seven days. You also may buy and sell shares through a financial advisor. Orders to buy and sell shares are processed at the next NAV (share price) to be calculated after we receive your request in good order. NAVs are calculated only on days when the New York Stock Exchange is open for regular trading. For more information about buying and selling shares, ask your financial advisor or see “Your Account” on page 121, “How to Buy Shares” on page 122 and “How to Sell Shares” on page 123 of the fund’s prospectus.

7

Virtus AlphaSectorSM Rotation Fund

Taxes

The fund’s distributions are taxable to you either as ordinary income or capital gains, except when your investment is through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

8

Virtus Alternatives Diversifier Fund

Investment Objective

The fund is a fund of funds that has an investment objective of long-term capital appreciation.

Fees and Expenses

The tables below illustrate all fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and under “Sales Charges” on page 115 of the fund’s prospectus and “Alternative Purchase Arrangements” on page 53 of the fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)	Class A	Class C		Class I
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%	None		None
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	None	1.00%	(a)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class I
Management Fees	0.10%	0.10%	0.10%
Distribution and Shareholder Servicing (12b-1) Fees(b)	0.25%	1.00%	None
Other Expenses	0.40%	0.40%	0.40%
Acquired Fund Fees and Expenses(c)	1.62%	1.62%	1.62%
Total Annual Fund Operating Expenses	2.37%	3.12%	2.12%

(a)	The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

(b)	Restated to reflect current fees and expenses.

(c)	Acquired fund fees and expenses are not reflected in the financial highlights or audited financial statements.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated. It shows your costs if you sold your shares at the end of the period or continued to hold them. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	801	1,272	1,768	3,126
Class C	Sold	415	963	1,635	3,430
	Held	315	963	1,635	3,430
Class I	Sold or Held	215	664	1,139	2,452

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells shares of the underlying exchange-traded funds (or “turns over” its portfolio). The fund does not pay transaction costs when it buys and sells shares of the underlying mutual funds. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 20% of the value of its portfolio.

Investments, Risks and Performance

Principal Investment Strategies

The fund seeks to achieve its objective by investing its assets in a mix of underlying affiliated mutual funds and exchange-traded funds (ETFs) (collectively, “underlying funds”). The fund emphasizes low correlating asset classes in order to help reduce volatility and increase return potential. Applying an innovative, institutional-level approach to investing, the fund invests in a diversified portfolio of alternative asset classes including U.S. real estate, international real estate, global infrastructure, market neutral, natural resources, commodities and currencies, and bank loans. Under normal conditions, the fund allocates assets among underlying funds that invest principally in equity securities of issuers of any capitalization, including those of foreign issuers, including emerging markets issuers.

9

Virtus Alternatives Diversifier Fund

Principal Risks

The fund may not achieve its objectives, and it is not intended to be a complete investment program. The value of the fund’s investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund’s investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the adviser expects. As a result, the value of your shares may decrease. In addition, you will also be subject to the risks associated with the principal investment strategies of the underlying funds in which the fund invests. The principal risks of investing in the fund are those associated with:

>	Affiliated Fund Risk. The risk that the adviser’s authority to select and substitute underlying funds from a variety of affiliated and unaffiliated mutual funds may create a conflict of interest.

>

Allocation Risk. The risk that the fund’s exposure to equities and fixed income securities, or to different asset classes, may vary from the intended allocation or may not be optimum for market conditions at a given time.

>

Fund of Funds Risk. The risk that the underlying funds in which the fund invests will expose the fund to negative performance and additional expenses associated with investment in such funds, and increased volatility.

The principal risks attributable to the underlying funds in which the fund invests are:

>	Borrowing Risk. The risk that the costs of borrowing may exceed the income from investments made with such leverage.

>

Commodity Risk. The risk that investments in commodities or commodity-linked instruments will subject the fund’s portfolio to volatility that may also deviate from price movements in equity and fixed income securities.

>

Credit Risk. The risk that the issuer of a security will fail to pay interest or principal in a timely manner, or that negative perceptions of the issuer’s ability to make such payments will cause the price of the security to decline.

>	Derivatives Risk. The risk that the fund will incur a loss greater than the fund’s investment in, or will experience greater share price volatility as a result of investing in, a derivative contract.

>

Emerging Market Investing Risk. The risk that prices of emerging markets securities will be more volatile, or will be more greatly affected by negative conditions, than those of their counterparts in more established foreign markets.

>

Equity REIT Securities Risk. The risk that the value of the fund’s shares will be negatively affected by changes in real estate values or economic conditions, credit risk and interest rate fluctuations, and changes in the value of the underlying real estate and defaults by borrowers.

>

Equity Securities Risk. The risk that events negatively affecting issuers, industries or financial markets in which the fund invests will impact the value of the stocks held by the fund and thus, the value of the fund’s shares over short or extended periods.

>

Exchange-Traded Funds (ETFs) Risk. The risk that the value of an ETF will be more volatile than the underlying portfolio of securities the ETF is designed to track, or that the costs to the fund of owning shares of the ETF will exceed those the fund would incur by investing in such securities directly.

>	Foreign Investing Risk. The risk that the prices of foreign securities may be more volatile than those of their domestic counterparts.

>

High Yield-High Risk Fixed Income Securities Risk. The risk that the issuers of high yield-high risk securities in the fund’s portfolio will default, that the prices of such securities will be volatile, and that the securities will not be liquid.

>	Income Risk. The risk that income received from the fund will vary widely over the short- and long-term.

>

Industry/Sector Concentration Risk. The risk that events negatively affecting an industry or market sector in which a fund focuses its investments will cause the value of the fund’s shares to decrease, perhaps significantly.

>	Interest Rate Risk. The risk that when interest rates rise, the values of the fund’s debt securities, especially those with longer maturities, will fall.

>	Liquidity Risk. The risk that certain securities may be difficult or impossible to sell at the time and price beneficial to the fund.

>

Market Volatility Risk. The value of the securities in which the fund invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.

10

Virtus Alternatives Diversifier Fund

>

Master Limited Partnership Risk. The risk that the fund’s investments in MLP units will be negatively impacted by tax law changes, regulatory developments or other factors affecting the MLP’s underlying assets.

>

Non-Diversification Risk. The risk that the fund will be more susceptible to factors negatively impacting the securities in its portfolio to the extent that each such security represents a significant portion of the fund’s assets.

>

Preferred Stock. The risk that a preferred stock will decline in price, or fail to pay dividends when expected, because the issuer experiences a decline in its financial status, or that such stock may be illiquid.

>	Short Sales Risk. The risk that a fund may experience a loss if the price of a borrowed security increases between the date of a short sale and the date on which the fund replaces the security.

>

Unrated Fixed Income Securities Risk. The risk that the subadviser will be unable to accurately assess the quality of an unrated fixed income security, so that the fund invests in a security with greater risk than intended.

For a more detailed description of the above risks, see “More Information About Risks Related to Principal Investment Strategies” in the fund’s statutory prospectus.

Performance Information

The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.

The bar chart shows changes in the fund’s performance from year to year over the life of the fund. The table shows how the fund’s average annual returns compare to those of a broad-based securities market index. Updated performance information is available at www.virtus.com or by calling 800-243-1574.

Calendar year total returns for Class A Shares (includes returns of a predecessor fund)

Returns do not reflect sales charges and would be lower if they did.

Best Quarter: Q2/2009: 12.30%	Worst Quarter: 4Q/2008: -21.63%

Average Annual Total Returns (for the periods ended 12/31/09; includes returns of a predecessor fund)

Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.

	1 Year	Since Inception (11/30/05)
Class A
Return Before Taxes	13.74%	-0.38%
Return After Taxes on Distributions	13.07%	-0.77%
Return After Taxes on Distributions and Sale of Fund Shares	9.15%	-0.45%
Class C
Return Before Taxes	19.86%	0.32%
S&P 500® Index	26.46%	-0.65%

The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class A Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In

11

Virtus Alternatives Diversifier Fund

certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.

Class I Shares have not had a full calendar year of investment operations; therefore, performance information for Class I Shares is not shown.

Management

The fund’s investment adviser is Virtus Investment Advisers, Inc. (“VIA”).

>	Carlton Neel, a Senior Vice President of VIA and Zweig Advisers, LLC (“Zweig”), is a manager of the fund. Mr. Neel has been Portfolio Manager since 2008.

>	David Dickerson, a Senior Vice President of VIA and Zweig, is a manager of the fund. Mr. Dickerson has been Portfolio Manager since 2008.

Purchase and Sale of Fund Shares

Purchase Minimums (except Class I Shares)
Minimum Initial Purchase	$500
Individual Retirement Accounts (IRAs), systematic purchase or systematic exchange accounts	$25
Defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans	No minimum
Minimum Additional Purchase	$25
Defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans	No minimum

For Class I Shares, the minimum initial purchase is $100,000; there is no minimum for additional purchases.

In general, you can buy or sell shares of the fund by mail or telephone on any business day. You can generally pay for shares by check or wire. (You may be charged wire fees or other transaction fees; ask your financial advisor.) When selling shares, you will receive a check, unless you request a wire. Payment for shares redeemed generally is made within seven days. You also may buy and sell shares through a financial advisor. Orders to buy and sell shares are processed at the next NAV (share price) to be calculated after we receive your request in good order. NAVs are calculated only on days when the New York Stock Exchange is open for regular trading. For more information about buying and selling shares, ask your financial advisor or see “Your Account” on page 121, “How to Buy Shares” on page 122 and “How to Sell Shares” on page 123 of the fund’s prospectus.

Taxes

The fund’s distributions are taxable to you either as ordinary income or capital gains, except when your investment is through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

12

Virtus Bond Fund

Investment Objective

The fund has an investment objective of high total return from both current income and capital appreciation.

Fees and Expenses

The tables below illustrate all fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and under “Sales Charges” on page 115 of the fund’s prospectus and “Alternative Purchase Arrangements” on page 53 of the fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)	Class A	Class B		Class C		Class I
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	4.75%	None		None		None
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	None	5.00%	(a)	1.00%	(a)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class B	Class C	Class I
Management Fees	0.45%	0.45%	0.45%	0.45%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%	1.00%	1.00%	None
Other Expenses	0.31%	0.31%	0.31%	0.31%
Acquired Fund Fees and Expenses(b)	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	1.02%	1.77%	1.77%	0.77%

(a)	The maximum deferred sales charge is imposed on Class B Shares redeemed during the first year; thereafter, it decreases 1% annually to 2% during the fourth and fifth years and to 0% after the fifth year. The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

(b)	Acquired fund fees and expenses are not reflected in the financial highlights or audited financial statements.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated. It shows your costs if you sold your shares at the end of the period or continued to hold them. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. In the case of Class B Shares, it assumes that your shares are converted to Class A Shares after eight years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	574	784	1,011	1,664
Class B	Sold	580	757	959	1,886
	Held	180	557	959	1,886
Class C	Sold	280	557	959	2,084
	Held	180	557	959	2,084
Class I	Sold or Held	79	246	428	954

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 274% of the average value of its portfolio.

Investments, Risks and Performance

Principal Investment Strategies

The fund seeks high total return by investing in a diversified portfolio of primarily intermediate, high quality bonds including corporate, mortgage and asset-backed securities. The fund employs a value-oriented approach seeking to capitalize on individual issues and sectors that appear to offer the best value. It also seeks to add value through interest rate anticipation

13

Virtus Bond Fund

and by capitalizing on trading opportunities. Under normal circumstances, the fund invests at least 80% of its assets in bonds. The fund may also invest in high yield-high risk fixed income securities (junk bonds).

Principal Risks

The fund may not achieve its objectives, and it is not intended to be a complete investment program. The value of the fund’s investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund’s investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the adviser expects. As a result, the value of your shares may decrease. The principal risks of investing in the fund are those associated with:

>

Credit Risk. The risk that the issuer of a security will fail to pay interest or principal in a timely manner, or that negative perceptions of the issuer’s ability to make such payments will cause the price of the security to decline.

>

High Yield-High Risk Securities (Junk Bonds) Risk. The risk that the issuers of high yield-high risk securities in the fund’s portfolio will default, that the prices of such securities will be volatile, and that the securities will not be liquid.

>	Interest Rate Risk. The risk that when interest rates rise, the values of the fund’s debt securities, especially those with longer maturities, will fall.

>	Long-Term Maturities/Durations Risk. The risk of greater price fluctuations than would be associated with securities having shorter maturities or durations.

>

Market Volatility Risk. The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.

>

Mortgage-Backed and Asset-Backed Securities Risk. The risk that the impairment of the value of collateral underlying a mortgage-backed or asset-backed security, such as due to non-payment of loans, will result in a reduction in the value of such security.

>

U.S. Government Securities Risk. The risk that the impairment of the value of collateral underlying a mortgage-backed or asset-backed security, such as due to non-payment of loans, will result in a reduction in the value of such security.

For a more detailed description of the above risks, see “More Information About Risks Related to Principal Investment Strategies” in the fund’s prospectus.

Performance Information

The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.

The bar chart shows changes in the fund’s performance from year to year over a 10-year period. The table shows how the fund’s average annual returns compare to those of a broad-based securities market index. Updated performance information is available at www.virtus.com or by calling 800-243-1574.

Calendar year total returns for Class A Shares

Returns do not reflect sales charges and would be lower if they did.

Best Quarter: Q2/2009: 5.51%	Worst Quarter: Q2/2004: -2.36%

14

Virtus Bond Fund

Average Annual Total Returns (for the periods ended 12/31/09)

Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.

	1 Year	5 Years	10 Years
Class A
Return Before Taxes	6.61%	3.40%	5.10%
Return After Taxes on Distributions	5.09%	1.87%	3.27%
Return After Taxes on Distributions and Sale of Fund Shares	4.24%	1.99%	3.24%
Class B
Return Before Taxes	7.12%	3.64%	4.82%
Class C
Return Before Taxes	11.09%	3.63%	4.82%
Class I
Return Before Taxes	12.22%	4.68%	5.88%
Barclays Capital U.S. Aggregate Bond Index	5.93%	4.97%	6.33%

The Barclays Capital U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class A Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.

Management

The fund’s investment adviser is Virtus Investment Advisers, Inc.

The fund’s subadviser is SCM Advisors, LLC (“SCM Advisors”).

>	Robert L. Bishop, CFA, Chief Investment Officer for Fixed Income at SCM Advisors, is a manager of the fund. Mr. Bishop has been Portfolio Manager since 2004.

>	Maxwell E. Bublitz, CFA, Chief Strategist at SCM Advisors, is a manager of the fund. Mr. Bublitz has been Portfolio Manager since 2008.

>	Kaushik Saha, Fixed Income Portfolio Manager at SCM Advisors, is a manager of the fund. Mr. Saha has been Portfolio Manager since 2008.

Purchase and Sale of Fund Shares

Purchase Minimums (except Class I Shares)
Minimum Initial Purchase	$500
Individual Retirement Accounts (IRAs), systematic purchase or systematic exchange accounts	$25
Defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans	No minimum
Minimum Additional Purchase	$25
Defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans	No minimum

For Class I Shares, the minimum initial purchase is $100,000; there is no minimum for additional purchases.

In general, you can buy or sell shares of the fund by mail or telephone on any business day. You can generally pay for shares by check or wire. (You may be charged wire fees or other transaction fees; ask your financial advisor.) When selling shares, you will receive a check, unless you request a wire. Payment for shares redeemed generally is made within seven days. You also may buy and sell shares through a financial advisor. Orders to buy and sell shares are processed at the next NAV (share price) to be calculated after we receive your request in good order. NAVs are calculated only on days when the New York Stock Exchange is open for regular trading. For more information about buying and selling shares, ask your financial advisor or see “Your Account” on page 121, “How to Buy Shares” on page 122 and “How to Sell Shares” on page 123 of the fund’s prospectus.

15

Virtus Bond Fund

NOTE: Class B Shares are no longer available for purchase, except through reinvestment of dividends/capital gain distributions by existing shareholders and exchange of Class B shares of a fund for Class B shares of other Virtus Mutual Funds, as permitted by the existing exchange privileges (as set forth in the fund’s prospectus).

Taxes

The fund’s distributions are taxable to you either as ordinary income or capital gains, except when your investment is through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

16

Virtus CA Tax-Exempt Bond Fund

Investment Objective

The fund has an investment objective to obtain a high level of current income exempt from California state and local income taxes, as well as federal income tax, consistent with the preservation of capital.

Fees and Expenses

The tables below illustrate all fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and under “Sales Charges” on page 115 of the fund’s prospectus and “Alternative Purchase Arrangements” on page 53 of the fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)	Class A	Class I
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	4.75%	None
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class I
Management Fees	0.45%	0.45%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%	None
Other Expenses	0.32%	0.32%
Total Annual Fund Operating Expenses	1.02%	0.77%

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated. It shows your costs if you sold your shares at the end of the period or continued to hold them. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	574	784	1,011	1,664
Class I	Sold or Held	79	246	428	954

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 8% of the average value of its portfolio.

Investments, Risks and Performance

Principal Investment Strategies

The fund seeks current income free from federal and state income taxes by investing in municipal bonds issued in the state of California. The management team focuses on high quality California tax-exempt municipal bonds, gauging the value of a security by issue type, credit quality, and bond structure.

Under normal circumstances, as a matter of fundamental policy, the fund invests at least 80% of its assets in bonds, the income from which is exempt from California state income tax and federal income tax, and may invest 100% of its assets in such securities. The portion of the fund’s assets not invested in tax-exempt securities may be invested in taxable fixed income securities. Income from these investments may be subject to federal, state and local taxes.

Principal Risks

The fund may not achieve its objectives, and it is not intended to be a complete investment program. The value of the fund’s investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund’s investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests

17

Virtus CA Tax-Exempt Bond Fund

can be worse than expected, and investments may fail to perform as the adviser expects. As a result, the value of your shares may decrease. The principal risks of investing in the fund are those associated with:

>

Credit Risk. The risk that the issuer of a security will fail to pay interest or principal in a timely manner, or that negative perceptions of the issuer’s ability to make such payments will cause the price of the security to decline.

>

Geographic Concentration Risk. The risk that events negatively affecting the fiscal stability of California will cause the value of the fund’s shares to decrease, perhaps significantly. Since the fund concentrates its assets in California issuers, the fund is more vulnerable to financial, economic or other political developments in California as compared to a fund that does not concentrate holdings in California.

>	Interest Rate Risk. The risk that when interest rates rise, the values of the fund’s debt securities, especially those with longer maturities, will fall.

>	Long-Term Maturities/Durations Risk. The risk of greater price fluctuations than would be associated with securities having shorter maturities or durations.

>

Market Volatility Risk. The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.

>	Municipal Bond Market Risk. The risk that events negatively impacting a particular municipal security, or the municipal bond market in general, will cause the fund’s investments to decrease in value.

>	Tax-Exempt Securities Risk. The risk that tax-exempt securities may not provide a higher after-tax return than taxable securities.

>

Unrated Securities Risk. The risk that the subadviser will be unable to accurately assess the quality of an unrated fixed income security, so that the fund invests in a security with greater risk than intended.

For a more detailed description of the above risks, see “More Information About Risks Related to Principal Investment Strategies” in the fund’s prospectus.

Performance Information

The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.

The bar chart shows changes in the fund’s performance from year to year over a 10-year period. The table shows how the fund’s average annual returns compare to those of a broad-based securities market index and a more narrowly-based benchmark that reflects the market sectors in which the fund invests. Updated performance information is available at www.virtus.com or by calling 800-243-1574.

Calendar year total returns for Class A Shares (includes returns of a predecessor fund)

Returns do not reflect sales charges and would be lower if they did.

Best Quarter: Q3/2009: 8.13%	Worst Quarter: Q3/2008: -3.00%

18

Virtus CA Tax-Exempt Bond Fund

Average Annual Total Returns (for the periods ended 12/31/09; includes returns of a predecessor fund)

Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.

	1 Year	5 Years	10 Years	Since Inception Class I (9/29/06)
Class A Shares
Return Before Taxes	5.78%	2.07%	4.30%	—
Return After Taxes on Distributions	5.77%	1.97%	4.11%	—
Return After Taxes on Distributions and Sale of Fund Shares	5.20%	2.27%	4.19%	—
Class I Shares
Return Before Taxes	11.34%	—	—	3.20%
Barclays Capital U.S. Aggregate Bond Index	5.93%	4.97%	6.33%	5.95%
Barclays Capital California Municipal Bond Index	12.23%	3.90%	5.59%	3.52%

The Barclays Capital U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The Barclays Capital California Municipal Bond Index measures long term investment grade, tax-exempt and fixed rate bonds issued in California. The indexes are calculated on a total return basis.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class A Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.

Management

The fund’s investment adviser is Virtus Investment Advisers, Inc. (“VIA”).

>	Timothy M. Heaney, CFA, Senior Managing Director, Fixed Income at VIA, is the manager of the fund. Mr. Heaney has been Portfolio Manager since 1997 and co-managed the fund from 1996 to 1997.

Purchase and Sale of Fund Shares

Purchase Minimums (except Class I Shares)
Minimum Initial Purchase	$500
Individual Retirement Accounts (IRAs), systematic purchase or systematic exchange accounts	$25
Defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans	No minimum
Minimum Additional Purchase	$25
Defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans	No minimum

For Class I Shares, the minimum initial purchase is $100,000; there is no minimum for additional purchases.

In general, you can buy or sell shares of the fund by mail or telephone on any business day. You can generally pay for shares by check or wire. (You may be charged wire fees or other transaction fees; ask your financial advisor.) When selling shares, you will receive a check, unless you request a wire. Payment for shares redeemed generally is made within seven days. You also may buy and sell shares through a financial advisor. Orders to buy and sell shares are processed at the next NAV (share price) to be calculated after we receive your request in good order. NAVs are calculated only on days when the New York Stock Exchange is open for regular trading. For more information about buying and selling shares, ask your financial advisor or see “Your Account” on page 121, “How to Buy Shares” on page 122 and “How to Sell Shares” on page 123 of the fund’s prospectus.

Taxes

Distributions of net investment income attributed to the tax-exempt interest earned by the fund and designated as “exempt-interest dividends” will be exempt from the federal income tax. Such net investment income attributable to “private activity” bonds (other than private activity bonds issued in 2009 or 2010) may be a preference item for purposes of the federal alternative minimum tax. Income exempt from federal tax may be subject to state and local income tax. The fund may invest a portion of its assets in securities that generate income that is not exempt from federal or state income tax.

19

Virtus CA Tax-Exempt Bond Fund

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

20

Virtus Foreign Opportunities Fund

Investment Objective

The fund has an investment objective of long-term capital appreciation.

Fees and Expenses

The tables below illustrate all fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and under “Sales Charges” on page 113 of the fund’s prospectus and “Alternative Purchase Arrangements” on page 53 of the fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)	Class A	Class C		Class I
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%	None		None
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	None	1.00%	(a)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class I
Management Fees	0.85%	0.85%	0.85%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%	1.00%	None
Other Expenses	0.38%	0.38%	0.38%
Total Annual Fund Operating Expenses	1.48%	2.23%	1.23%

(a)	The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated. It shows your costs if you sold your shares at the end of the period or continued to hold them. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	717	1,016	1,336	2,242
Class C	Sold	326	697	1,195	2,565
	Held	226	697	1,195	2,565
Class I	Sold or Held	125	390	676	1,489

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 63% of the average value of its portfolio.

Investments, Risks and Performance

Principal Investment Strategies

This fund offers access to high-quality international companies. The securities selected for inclusion in the fund are those that in the opinion of the subadviser are well-managed businesses with consistent operating histories and financial performance that have favorable long-term economic prospects and, in most cases, generate free cash flow. Over full market cycles, the investment style is designed with the objective of capturing part of the up market cycles and may offer protection in down market cycles. Under normal circumstances, at least 80% of the fund’s assets are invested in equity securities of issuers located outside the United States, including issuers in emerging markets countries. The fund intends to diversify its investments among countries and normally to have represented in the portfolio business activities of a number of different countries.

21

Virtus Foreign Opportunities Fund

Principal Risks

The fund may not achieve its objectives, and it is not intended to be a complete investment program. The value of the fund’s investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund’s investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the adviser expects. As a result, the value of your shares may decrease. The principal risks of investing in the fund are those associated with:

>

Emerging Market Investing Risk. The risk that prices of emerging markets securities will be more volatile, or will be more greatly affected by negative conditions, than those of their counterparts in more established foreign markets.

>

Equity Securities Risk. The risk that events negatively affecting issuers, industries or financial markets in which the fund invests will impact the value of the stocks held by the fund and thus, the value of the fund’s shares over short or extended periods.

>	Foreign Investing Risk. The risk that the prices of foreign securities may be more volatile than those of their domestic counterparts.

>

Market Volatility Risk. The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.

For a more detailed description of the above risks, see “More Information About Risks Related to Principal Investment Strategies” in the fund’s prospectus.

Performance Information

The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.

The bar chart shows changes in the fund’s performance from year to year over a 10-year period. The table shows how the fund’s average annual returns compare to those of a broad-based securities market index and a more narrowly-based benchmark that reflects the market sectors in which the fund invests. Updated performance information is available at www.virtus.com or by calling 800-243-1574.

Calendar year total returns for Class A Shares (includes returns of a predecessor fund)

Returns do not reflect sales charges and would be lower if they did.

Best Quarter: Q4/2004: 19.15%	Worst Quarter: Q3/2008: -19.26%

22

Virtus Foreign Opportunities Fund

Average Annual Total Returns (for the periods ended 12/31/09; includes returns of a predecessor fund)

Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.

				Since Inception
	1 Year	5 Years	10 Years	Class C (10/10/03)	Class I (5/15/06)
Class A
Return Before Taxes	15.30%	3.69%	0.59%	—	—
Return After Taxes on Distributions	15.41%	3.28%	-0.16%	—	—
Return After Taxes on Distributions and Sale of Fund Shares	10.56%	3.25%	0.29%	—	—
Class C
Return Before Taxes	21.39%	4.14%	—	9.14%	—
Class I
Return Before Taxes	22.58%	—	—	—	-0.58%
S&P 500® Index	26.46%	0.42%	-0.96%	3.58%	-1.92%
Morgan Stanley Capital International EAFE® Index (Net)	31.78%	3.54%	1.17%	7.55%	-2.52%

The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total-return basis with net dividends reinvested. The MSCI EAFE® Index (net) is a free float-adjusted market capitalization-weighted index that measures developed foreign market equity performance, excluding the U.S. and Canada. The index is calculated on a total return basis with net dividends reinvested.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class A Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.

Management

The fund’s investment adviser is Virtus Investment Advisers, Inc.

The fund’s subadviser is Vontobel Asset Management, Inc. (“Vontobel”).

>	Rajiv Jain, a Senior Vice President and Managing Director of Vontobel, is the manager of the fund. Mr. Jain has been Portfolio Manager of the fund (or its predecessor) since February 2002.

Purchase and Sale of Fund Shares

Purchase Minimums (except Class I Shares)
Minimum Initial Purchase	$500
Individual Retirement Accounts (IRAs), systematic purchase or systematic exchange accounts	$25
Defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans	No minimum
Minimum Additional Purchase	$25
Defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans	No minimum

For Class I Shares, the minimum initial purchase is $100,000; there is no minimum for additional purchases.

In general, you can buy or sell shares of the fund by mail or telephone on any business day. You can generally pay for shares by check or wire. (You may be charged wire fees or other transaction fees; ask your financial advisor.) When selling shares, you will receive a check, unless you request a wire. Payment for shares redeemed generally is made within seven days. You also may buy and sell shares through a financial advisor. Orders to buy and sell shares are processed at the next NAV (share price) to be calculated after we receive your request in good order. NAVs are calculated only on days when the New York Stock Exchange is open for regular trading. For more information about buying and selling shares, ask your financial advisor or see “Your Account” on page 119, “How to Buy Shares” on page 120 and “How to Sell Shares” on page 121 of the fund’s prospectus.

23

Virtus Foreign Opportunities Fund

Taxes

The fund’s distributions are taxable to you either as ordinary income or capital gains, except when your investment is through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

24

Virtus Global Infrastructure Fund

Investment Objective

The fund has an investment objective of seeking both capital appreciation and current income.

Fees and Expenses

The tables below illustrate all fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and under “Sales Charges” on page 115 of the fund’s prospectus and “Alternative Purchase Arrangements” on page 53 of the fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)	Class A	Class C		Class I
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%	None		None
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	None	1.00%	(a)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class I
Management Fees	0.65%	0.65%	0.65%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%	1.00%	None
Other Expenses	0.43%	0.43%	0.43%
Total Annual Fund Operating Expenses	1.33%	2.08%	1.08%

(a)	The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated. It shows your costs if you sold your shares at the end of the period or continued to hold them. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	703	972	1,262	2,084
Class C	Sold	311	652	1,119	2,410
	Held	211	652	1,119	2,410
Class I	Sold or Held	110	343	595	1,317

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 46% of the average value of its portfolio.

Investments, Risks and Performance

Principal Investment Strategies

The fund invests globally in infrastructure companies involved in the energy, utility, transportation, and communications industries. Infrastructure companies are believed by the subadviser to exhibit attractive risk/return characteristics, offer moderate-to-high income and moderate growth, and are defensive in nature.

Under normal market conditions, the fund invests at least 80% of its assets in the equity securities of infrastructure companies that are located in three or more countries, one of which will be the United States. Under normal market conditions, the fund will invest at least 25% of its assets in securities of U.S. issuers. At December 31, 2009, the fund was invested in issuers representing approximately 14 different countries. Although the fund concentrates its investments in infrastructure companies, it may invest up to 20% of its assets in securities of issuers that are not infrastructure companies, including stocks, debt obligations, money market securities and money market mutual funds, as well as certain derivative instruments. To the extent the fund purchases non-infrastructure stocks, they may be of issuers of any capitalization. When investing in debt obligations, the fund will invest primarily in investment grade debt obligations, although it may invest in high-yield, high-risk fixed income securities (junk bonds).

25

Virtus Global Infrastructure Fund

Principal Risks

The fund may not achieve its objectives, and it is not intended to be a complete investment program. The value of the fund’s investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund’s investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the adviser expects. As a result, the value of your shares may decrease. The principal risks of investing in the fund are those associated with:

>

Credit Risk. The risk that the issuer of a security will fail to pay interest or principal in a timely manner, or that negative perceptions of the issuer’s ability to make such payments will cause the price of the security to decline.

>	Derivatives Risk. The risk that the fund will incur a loss greater than the fund’s investment in, or will experience greater share price volatility as a result of investing in, a derivative contract.

>

Equity Securities Risk. The risk that events negatively affecting issuers, industries or financial markets in which the fund invests will impact the value of the stocks held by the fund and thus, the value of the fund’s shares over short or extended periods.

>	Foreign Investing Risk. The risk that the prices of foreign securities may be more volatile than those of their domestic counterparts.

>	Income Risk. The risk that income received from the fund will vary widely over the short- and long-term.

>

Industry/Sector Concentration Risk. The risk that events negatively affecting infrastructure companies will cause the value of the fund’s shares to decrease, perhaps significantly. Since the fund concentrates its assets in infrastructure companies, the fund is more vulnerable to conditions that negatively affect infrastructure companies as compared to a fund that does not concentrate holdings in such companies.

>

Infrastructure Related Investment Risk. The risk that conditions negatively impacting the business or operations of the infrastructure companies in which the fund invests will cause the value of the fund’s shares to decrease.

>	Interest Rate Risk. The risk that when interest rates rise, the values of the fund’s debt securities, especially those with longer maturities, will fall.

>

Market Volatility Risk. The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.

>	Master Limited Partnership Risk. The risk that the fund’s investments in MLP units will be negatively impacted by tax law changes, regulatory developments or other factors affecting the MLPs.

>

Preferred Stock Risk. The risk that a preferred stock will decline in price, or fail to pay dividends when expected, because the issuer experiences a decline in its financial status, or that such stock may be illiquid.

For a more detailed description of the above risks, see “More Information About Risks Related to Principal Investment Strategies” in the fund’s prospectus.

Performance Information

The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.

The bar chart shows changes in the fund’s performance from year to year over the life of the fund. The table shows how the fund’s average annual returns compare to those of a broad-based securities market index and with a “composite” benchmark that reflects the market sectors in which the fund invests. Updated performance information is available at www.virtus.com or by calling 800-243-1574.

26

Virtus Global Infrastructure Fund

Calendar year total returns for Class A Shares (includes returns of a predecessor fund)

Returns do not reflect sales charges and would be lower if they did.

Best Quarter: Q4/2006: 11.85%	Worst Quarter: Q3/2008: -16.55%

Average Annual Total Returns (for the periods ended 12/31/09; includes returns of a predecessor fund)

Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.

			Since Inception
	1 Year	5 Years	Class A and Class C (12/30/04)	Class I (6/6/08)
Class A
Return Before Taxes	9.49%	4.39%	4.39%	—
Return After Taxes on Distributions	9.58%	3.92%	3.92%	—
Return After Taxes on Distributions and Sale of Fund Shares	7.29%	3.96%	3.96%	—
Class C
Return Before Taxes	15.44%	4.86%	4.85%	—
Class I
Return Before Taxes	16.69%	—	—	-10.18%
S&P 500® Index	26.46%	0.42%	0.45%	-9.71%
Global Infrastructure Linked Benchmark	14.75%	5.99%	5.99%	-11.48%

The S&P 500® Index is a free-float adjusted market capitalization-weighted index of 500 of the largest U.S. companies and is provided for general comparative purposes. The index is calculated on a total-return basis with dividends reinvested. The Global Infrastructure Linked Benchmark consists of the MSCI World Infrastructure Sector Capped Index. This is a market capitalization weighted index that measures performance of global infrastructure companies by capturing broad and diversified opportunities across telecommunication, utilities, energy, transportation and social infrastructure sectors. The telecommunication infrastructure and utilities sector each represent one-third of the index weight, while energy, transportation and social infrastructure sectors have a combined weight of the remaining one-third of the index. Performance of the Global Infrastructure Linked Benchmark prior to September 1, 2008 represents an allocation consisting of 65% MSCI USA/Utilities Index, 20% MSCI World Telecom Services Index, and 15% MSCI World ex USA/Utilities Index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class A Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.

27

Virtus Global Infrastructure Fund

Management

The fund’s investment adviser is Virtus Investment Advisers, Inc.

The fund’s subadviser is Duff & Phelps Investment Management Co. (“Duff & Phelps”).

>	Connie M. Luecke, CFA, a Senior Vice President of Duff & Phelps, is a manager of the fund. Ms. Luecke has been Portfolio Manager since the fund’s inception in 2004.

>	Randle L. Smith, CFA, a Senior Vice President of Duff & Phelps, is a manager of the fund. Mr. Smith has been Portfolio Manager since the fund’s inception in 2004.

Purchase and Sale of Fund Shares

Purchase Minimums (except Class I Shares)
Minimum Initial Purchase	$500
Individual Retirement Accounts (IRAs), systematic purchase or systematic exchange accounts	$25
Defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans	No minimum
Minimum Additional Purchase	$25
Defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans	No minimum

For Class I Shares, the minimum initial purchase is $100,000; there is no minimum for additional purchases.

In general, you can buy or sell shares of the fund by mail or telephone on any business day. You can generally pay for shares by check or wire. (You may be charged wire fees or other transaction fees; ask your financial advisor.) When selling shares, you will receive a check, unless you request a wire. Payment for shares redeemed generally is made within seven days. You also may buy and sell shares through a financial advisor. Orders to buy and sell shares are processed at the next NAV (share price) to be calculated after we receive your request in good order. NAVs are calculated only on days when the New York Stock Exchange is open for regular trading. For more information about buying and selling shares, ask your financial advisor or see “Your Account” on page 121, “How to Buy Shares” on page 122 and “How to Sell Shares” on page 123 of the fund’s prospectus.

Taxes

The fund’s distributions are taxable to you either as ordinary income or capital gains, except when your investment is through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

28

Virtus Global Opportunities Fund

Investment Objective

The fund has an investment objective of long-term capital appreciation.

Fees and Expenses

The tables below illustrate all fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and under “Sales Charges” on page 115 of the fund’s prospectus and “Alternative Purchase Arrangements” on page 53 of the fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)	Class A	Class B		Class C
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%	None		None
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	None	5.00%	(a)	1.00%	(a)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class B	Class C
Management Fees	0.85%	0.85%	0.85%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%	1.00%	1.00%
Other Expenses	0.76%	0.76%	0.76%
Total Annual Fund Operating Expenses	1.86%	2.61%	2.61%

(a)	The maximum deferred sales charge is imposed on Class B Shares redeemed during the first year; thereafter, it decreases 1% annually to 2% during the fourth and fifth years and to 0% after the fifth year. The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated. It shows your costs if you sold your shares at the end of the period or continued to hold them. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. In the case of Class B Shares, it assumes that your shares are converted to Class A Shares after eight years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	753	1,126	1,523	2,629
Class B	Sold	664	1,011	1,385	2,762
	Held	264	811	1,385	2,762
Class C	Sold	364	811	1,385	2,944
	Held	264	811	1,385	2,944

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 168% of the average value of its portfolio.

Investments, Risks and Performance

Principal Investment Strategies

This fund seeks to provide investors with exposure to high-quality global companies. The securities selected for inclusion in the fund are those believed by the subadviser to be well-managed businesses with consistent operating histories and financial performance that have favorable long-term economic prospects and, in most cases, generate free cash flow. Over full market cycles, the investment style is designed with the objective of capturing part of the up market cycles and may offer protection in down market cycles.

Under normal circumstances, the fund invests in equity securities of issuers located throughout the world, including issuers in emerging markets countries and issuers in the United States. The fund intends to diversify its investments among countries and normally to have represented in the portfolio business activities of a number of different countries. At December 31, 2009, the fund was invested in issuers representing approximately 14 different countries.

29

Virtus Global Opportunities Fund

Principal Risks

The fund may not achieve its objectives, and it is not intended to be a complete investment program. The value of the fund’s investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund’s investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the adviser expects. As a result, the value of your shares may decrease. The principal risks of investing in the fund are those associated with:

>

Emerging Market Investing Risk. The risk that prices of emerging markets securities will be more volatile, or will be more greatly affected by negative conditions, than those of their counterparts in more established foreign markets.

>

Equity Securities Risk. The risk that events negatively affecting issuers, industries or financial markets in which the fund invests will impact the value of the stocks held by the fund and thus, the value of the fund’s shares over short or extended periods.

>	Growth Stocks Risk. The risk that the fund will underperform when growth investing is out of favor or that the fund’s investments will not appreciate as anticipated.

>	Foreign Investing Risk. The risk that the prices of foreign securities may be more volatile than those of their domestic counterparts.

>

Market Volatility Risk. The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.

For a more detailed description of the above risks, see “More Information About Risks Related to Principal Investment Strategies” in the fund’s prospectus.

Performance Information

The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.

The bar chart shows changes in the fund’s performance from year to year over a 10-year period. The table shows how the fund’s average annual returns compare to those of a broad-based securities market index and a more narrowly-based benchmark that reflects the market sectors in which the fund invests. Updated performance information is available at www.virtus.com or by calling 800-243-1574.

Calendar year total returns for Class A Shares (includes returns of a predecessor fund)

Returns do not reflect sales charges and would be lower if they did.

Best Quarter: Q2/2003: 19.07%	Worst Quarter: Q4/2008: -20.92%

30

Virtus Global Opportunities Fund

Average Annual Total Returns (for the periods ended 12/31/09; includes returns of a predecessor fund)

Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.

	1 Year	5 Years	10 Years
Class A
Return Before Taxes	10.30%	-2.12%	-1.69%
Return After Taxes on Distributions	10.34%	-2.37%	-2.21%
Return After Taxes on Distributions and Sale of Fund Shares	7.15%	-1.51%	-1.46%
Class B
Return Before Taxes	12.16%	-1.69%	-1.83%
Class C
Return Before Taxes	16.25%	-1.69%	-1.85%
S&P 500® Index	26.46%	0.42%	-0.96%
MSCI WorldSM Index (Net)	29.99%	2.01%	-0.24%

The S&P 500® Index is a free-float adjusted market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total-return basis with dividends reinvested. The MSCI WorldSM Index (net) is a free float-adjusted market capitalization-weighted index that measures developed global market equity performance. The index is calculated on a total return basis with net dividends reinvested.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class A Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.

Management

The fund’s investment adviser is Virtus Investment Advisers, Inc.

The fund’s subadviser is Vontobel Asset Management, Inc. (“Vontobel”).

>	Rajiv Jain, a Senior Vice President and Managing Director of Vontobel, is a manager of the fund. Mr. Jain has been Co-Portfolio Manager since January 2009.

>	Matthew Benkendorf, a Senior Research Analyst at Vontobel, is a manager of the fund. Mr. Benkendorf has been Co-Portfolio Manager since January 2009.

Purchase and Sale of Fund Shares

Purchase Minimums
Minimum Initial Purchase	$500
Individual Retirement Accounts (IRAs), systematic purchase or systematic exchange accounts	$25
Defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans	No minimum
Minimum Additional Purchase	$25
Defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans	No minimum

In general, you can buy or sell shares of the fund by mail or telephone on any business day. You can generally pay for shares by check or wire. (You may be charged wire fees or other transaction fees; ask your financial advisor.) When selling shares, you will receive a check, unless you request a wire. Payment for shares redeemed generally is made within seven days. You also may buy and sell shares through a financial advisor. Orders to buy and sell shares are processed at the next NAV (share price) to be calculated after we receive your request in good order. NAVs are calculated only on days when the New York Stock Exchange is open for regular trading. For more information about buying and selling shares, ask your financial advisor or see “Your Account” on page 121, “How to Buy Shares” on page 122 and “How to Sell Shares” on page 123 of the fund’s prospectus.

NOTE: Class B Shares are no longer available for purchase, except through reinvestment of dividends/capital gain distributions by existing shareholders and exchange of Class B shares of a fund for Class B shares of other Virtus Mutual Funds, as permitted by the existing exchange privileges (as set forth in the fund’s prospectus).

31

Virtus Global Opportunities Fund

Taxes

The fund’s distributions are taxable to you either as ordinary income or capital gains, except when your investment is through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

32

Virtus Global Real Estate Securities Fund

Investment Objective

The fund has a primary investment objective of long-term capital appreciation, with a secondary investment objective of income.

Fees and Expenses

The tables below illustrate all fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and under “Sales Charges” on page 115 of the fund’s prospectus and “Alternative Purchase Arrangements” on page 53 of the fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)	Class A	Class C		Class I
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%	None		None
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	None	1.00%	(a)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class I
Management Fees	0.85%	0.85%	0.85%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%	1.00%	None
Other Expenses(b)	3.75%	3.75%	3.75%
Total Annual Fund Operating Expenses	4.85%	5.60%	4.60%

(a)	The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

(b)	Restated to reflect current expenses and assets.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated. It shows your costs if you sold your shares at the end of the period or continued to hold them. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	1,032	1,949	2,869	5,181
Class C	Sold	658	1,665	2,758	5,435
	Held	558	1,665	2,758	5,435
Class I	Sold or Held	461	1,388	2,323	4,693

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the period from inception (March 2, 2009) through its fiscal year end (September 30, 2009), the fund’s portfolio turnover rate was 29% of the average value of its portfolio.

Investments, Risks and Performance

Principal Investment Strategies

The fund provides global exposure to the real estate securities market, focusing exclusively on companies with a rental business profile. Rental companies derive 70% or more of total revenue from rental income and are most similar in business profile to U.S. real estate investment trusts (REITs).

Under normal circumstances, the fund invests at least 80% of its assets in equity securities issued by U.S. and non-U.S companies of any capitalization that are principally engaged in the real estate industry, including common stock, preferred stock and other equity securities issued by real estate companies, such as REITs and similar REIT-like entities. The fund, under normal market conditions, will hold at least 40% of its assets in non-U.S. issuers. Additionally, the fund normally invests in real estate-related securities of issuers in developed countries; however it may invest up to 20% of its assets in issuers incorporated in emerging market countries. The fund concentrates its assets in the real estate industry and is non-diversified under federal securities laws.

33

Virtus Global Real Estate Securities Fund

Principal Risks

The fund may not achieve its objectives, and it is not intended to be a complete investment program. The value of the fund’s investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund’s investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the adviser expects. As a result, the value of your shares may decrease. The principal risks of investing in the fund are those associated with:

>

Emerging Market Investing Risk. The risk that prices of emerging markets securities will be more volatile, or will be more greatly affected by negative conditions, than those of their counterparts in more established foreign markets.

>

Equity REIT Securities Risk. The risk that the value of the fund’s shares will be negatively affected by changes in real estate values or economic conditions, credit risk and interest rate fluctuations, and changes in the value of the underlying real estate and defaults by borrowers.

>

Equity Securities Risk. The risk that events negatively affecting issuers, industries or financial markets in which the fund invests will impact the value of the stocks held by the fund and thus, the value of the fund’s shares over short or extended periods.

>	Foreign Investing Risk. The risk that the prices of foreign securities may be more volatile than those of their domestic counterparts.

>

Geographic Concentration Risk. The risk that events negatively affecting the fiscal stability of a particular geographic location in which the fund focuses its investments will cause the value of the fund’s shares to decrease, perhaps significantly. To the extent the fund concentrates its assets in a particular country or region, the fund is more vulnerable to financial, economic or other political developments in that country or region as compared to a fund that does not concentrate holdings in a particular country or region.

>

Industry/Sector Concentration Risk. The risk that events negatively affecting real estate securities will cause the value of the fund’s shares to decrease, perhaps significantly. Since the fund concentrates its assets in real estate related securities, the fund is more vulnerable to conditions that negatively affect real estate related securities as compared to a fund that does not concentrate holdings in such securities.

>

Market Volatility Risk. The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.

>

Non-Diversification Risk. The risk that the fund will be more susceptible to factors negatively impacting the securities in its portfolio to the extent that each such security represents a significant portion of the fund’s assets.

For a more detailed description of the above risks, see “More Information About Risks Related to Principal Investment Strategies” in the fund’s prospectus.

Performance Information

Performance information is not shown for the fund since it has not had a full calendar year of investment operations.

Management

The fund’s investment adviser is Virtus Investment Advisers, Inc.

The fund’s subadviser is Duff & Phelps Investment Management Co. (“Duff & Phelps”).

>

Geoffrey P. Dybas, CFA, Senior Vice President, Global REIT team head and Senior Portfolio Manager at Duff & Phelps, is a manager of the fund. Mr. Dybas has been Portfolio Manager since the fund’s inception in March 2009.

>

Frank J. Haggerty, Jr., CFA, Senior Vice President, Portfolio Manager and senior REIT analyst at Duff & Phelps, is a manager of the fund. Mr. Haggerty has been Portfolio Manager since the fund’s inception in March 2009.

Purchase and Sale of Fund Shares

Purchase Minimums (except Class I Shares)
Minimum Initial Purchase	$500
Individual Retirement Accounts (IRAs), systematic purchase or systematic exchange accounts	$25
Defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans	No minimum
Minimum Additional Purchase	$25
Defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans	No minimum

34

Virtus Global Real Estate Securities Fund

For Class I Shares, the minimum initial purchase is $100,000; there is no minimum for additional purchases.

In general, you can buy or sell shares of the fund by mail or telephone on any business day. You can generally pay for shares by check or wire. (You may be charged wire fees or other transaction fees; ask your financial advisor.) When selling shares, you will receive a check, unless you request a wire. Payment for shares redeemed generally is made within seven days. You also may buy and sell shares through a financial advisor. Orders to buy and sell shares are processed at the next NAV (share price) to be calculated after we receive your request in good order. NAVs are calculated only on days when the New York Stock Exchange is open for regular trading. For more information about buying and selling shares, ask your financial advisor or see “Your Account” on page 121, “How to Buy Shares” on page 122 and “How to Sell Shares” on page 123 of the fund’s prospectus.

Taxes

The fund’s distributions are taxable to you either as ordinary income or capital gains, except when your investment is through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

35

Virtus Greater Asia ex Japan Opportunities Fund

Investment Objective

The fund has an investment objective of long-term capital appreciation.

Fees and Expenses

The tables below illustrate all fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and under “Sales Charges” on page 115 of the fund’s prospectus and “Alternative Purchase Arrangements” on page 53 of the fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)	Class A	Class C		Class I
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%	None		None
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	None	1.00%	(a)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class I
Management Fees	1.00%	1.00%	1.00%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%	1.00%	None
Other Expenses(b)	1.69%	1.69%	1.69%
Acquired Fund Fees and Expenses(c)	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	2.95%	3.70%	2.70%

(a)	The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

(b)	Estimated based on current assets and expenses.

(c)	Acquired fund fees and expenses are not reflected in the financial highlights or audited financial statements.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated. It shows your costs if you sold your shares at the end of the period or continued to hold them. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	856	1,435	2,038	3,658
Class C	Sold	472	1,132	1,911	3,950
	Held	372	1,132	1,911	3,950
Class I	Sold or Held	273	838	1,430	3,032

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the period from inception (April 21, 2009) through its fiscal year end (September 30, 2009), the fund’s portfolio turnover rate was 26% of the average value of its portfolio.

Investments, Risks and Performance

Principal Investment Strategies

This fund seeks to offer investors exposure to Asian market economies, with the exception of Japan, through well-established companies. The portfolio invests in what the subadviser believes to be well-managed businesses with consistent operating histories and financial performance that have favorable long-term economic prospects and, in most cases, generate free cash flow. Over full market cycles, the investment style is designed with the objective of capturing part of the up market cycles and may offer protection in down market cycles.

Under normal circumstances, at least 80% of the fund’s assets are invested in equity or equity-linked securities of issuers located in Asia (excluding Japan), including issuers in emerging markets. Equity-linked securities are hybrid debt securities whose return is connected to an underlying equity, usually a stock. The fund intends to diversify its investments among countries and normally to have represented in the portfolio business activities of a number of different countries. In

36

Virtus Greater Asia ex Japan Opportunities Fund

determining “location” of an issuer, the subadviser primarily relies on the country where the issuer is incorporated. However, the country of risk is ultimately determined based on analysis of the following criteria: actual building address (domicile), primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated. This evaluation is conducted so as to determine that the issuer’s assets are exposed to the economic fortunes and risks of the designated country.

Principal Risks

The fund may not achieve its objectives, and it is not intended to be a complete investment program. The value of the fund’s investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund’s investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the adviser expects. As a result, the value of your shares may decrease. The principal risks of investing in the fund are those associated with:

>

Emerging Market Investing Risk. The risk that prices of emerging markets securities will be more volatile, or will be more greatly affected by negative conditions, than those of their counterparts in more established foreign markets.

>

Equity Securities Risk. The risk that events negatively affecting issuers, industries or financial markets in which the fund invests will impact the value of the stocks held by the fund and thus, the value of the fund’s shares over short or extended periods.

>	Foreign Investing Risk. The risk that the prices of foreign securities may be more volatile than those of their domestic counterparts.

>

Geographic Concentration Risk. The risk that events negatively affecting the fiscal stability of countries in Asia will cause the value of the fund’s shares to decrease, perhaps significantly. Since the fund concentrates its assets in Asian issuers, the fund is more vulnerable to financial, economic or other political developments in Asia as compared to a fund that does not concentrate holdings in Asia.

>

Market Volatility Risk. The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.

For a more detailed description of the above risks, see “More Information About Risks Related to Principal Investment Strategies” in the fund’s prospectus.

Performance Information

Performance information is not shown for the fund since it has not had a full calendar year of investment operations.

Management

The fund’s investment adviser is Virtus Investment Advisers, Inc.

The fund’s subadviser is Vontobel Asset Management, Inc. (“Vontobel”).

>	Rajiv Jain, a Senior Vice President and Managing Director of Vontobel, is the manager of the fund. Mr. Jain has been Portfolio Manager since the fund’s inception in April 2009.

Purchase and Sale of Fund Shares

Purchase Minimums (except Class I Shares)
Minimum Initial Purchase	$500
Individual Retirement Accounts (IRAs), systematic purchase or systematic exchange accounts	$25
Defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans	No minimum
Minimum Additional Purchase	$25
Defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans	No minimum

For Class I Shares, the minimum initial purchase is $100,000; there is no minimum for additional purchases.

In general, you can buy or sell shares of the fund by mail or telephone on any business day. You can generally pay for shares by check or wire. (You may be charged wire fees or other transaction fees; ask your financial advisor.) When selling shares, you will receive a check, unless you request a wire. Payment for shares redeemed generally is made within seven days. You also may buy and sell shares through a financial advisor. Orders to buy and sell shares are processed at the next NAV (share price) to be calculated after we receive your request in good order. NAVs are

37

Virtus Greater Asia ex Japan Opportunities Fund

calculated only on days when the New York Stock Exchange is open for regular trading. For more information about buying and selling shares, ask your financial advisor or see “Your Account” on page 121, “How to Buy Shares” on page 122 and “How to Sell Shares” on page 123 of the fund’s prospectus.

Taxes

The fund’s distributions are taxable to you either as ordinary income or capital gains, except when your investment is through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

38

Virtus Greater European Opportunities Fund

Investment Objective

The fund has an investment objective of long-term capital appreciation.

Fees and Expenses

The tables below illustrate all fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and under “Sales Charges” on page 115 of the fund’s prospectus and “Alternative Purchase Arrangements” on page 53 of the fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)	Class A	Class C		Class I
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%	None		None
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	None	1.00%	(a)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class I
Management Fees	0.85%	0.85%	0.85%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%	1.00%	None
Other Expenses	1.28%	1.28%	1.28%
Total Annual Fund Operating Expenses	2.38%	3.13%	2.13%

(a)	The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

(b)	Estimated based on current assets and expenses.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated. It shows your costs if you sold your shares at the end of the period or continued to hold them. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	802	1,275	1,772	3,135
Class C	Sold	416	966	1,640	3,439
	Held	316	966	1,640	3,439
Class I	Sold or Held	216	667	1,144	2,462

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the period from inception (April 21, 2009) through its fiscal year end (September 30, 2009), the fund’s portfolio turnover rate was 14% of the average value of its portfolio.

Investments, Risks and Performance

Principal Investment Strategies

This fund seeks to offer investors exposure to European market economies through well-established companies. The securities selected for inclusion in the fund are believed by the subadviser to be well-managed businesses with consistent operating histories and financial performance that have favorable long-term economic prospects and, in most cases, generate free cash flow. Over full market cycles, the investment style is designed with the objective of capturing part of the up market cycles and may offer protection in down market cycles.

Under normal circumstances, at least 80% of the fund’s assets are invested in equity or equity-linked securities of issuers located in Europe, including issuers in emerging markets countries. Equity-linked securities are hybrid debt securities whose return is connected to an underlying equity, usually a stock. The fund intends to diversify its investments among countries and normally to have represented in the portfolio business activities of a number of different countries. In determining “location” of an issuer, the subadviser primarily relies on the country where the issuer is incorporated. However, the country of risk is ultimately determined based on analysis of the following criteria: actual building address

39

Virtus Greater European Opportunities Fund

(domicile), primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated. This evaluation is conducted so as to determine that the issuer’s assets are exposed to the economic fortunes and risks of the designated country.

Principal Risks

The fund may not achieve its objectives, and it is not intended to be a complete investment program. The value of the fund’s investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund’s investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the adviser expects. As a result, the value of your shares may decrease. The principal risks of investing in the fund are those associated with:

>

Emerging Market Investing Risk. The risk that prices of emerging markets securities will be more volatile, or will be more greatly affected by negative conditions, than those of their counterparts in more established foreign markets.

>

Equity Securities Risk. The risk that events negatively affecting issuers, industries or financial markets in which the fund invests will impact the value of the stocks held by the fund and thus, the value of the fund’s shares over short or extended periods.

>	Foreign Investing Risk. The risk that the prices of foreign securities may be more volatile than those of their domestic counterparts.

>

Geographic Concentration Risk. The risk that events negatively affecting the fiscal stability of countries in Europe will cause the value of the fund’s shares to decrease, perhaps significantly. Since the fund concentrates its assets in European issuers, the fund is more vulnerable to financial, economic or other political developments in Europe as compared to a fund that does not concentrate holdings in Europe.

>

Market Volatility Risk. The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.

For a more detailed description of the above risks, see “More Information About Risks Related to Principal Investment Strategies” in the fund’s prospectus.

Performance Information

Performance information is not shown for the fund since it has not had a full calendar year of investment operations.

Management

The fund’s investment adviser is Virtus Investment Advisers, Inc.

The fund’s subadviser is Vontobel Asset Management, Inc. (“Vontobel”).

>	Matthew Benkendorf, a Senior Research Analyst at Vontobel, is the manager of the fund. Mr. Benkendorf has been Portfolio Manager since the fund’s inception in April 2009.

Purchase and Sale of Fund Shares

Purchase Minimums (except Class I Shares)
Minimum Initial Purchase	$500
Individual Retirement Accounts (IRAs), systematic purchase or systematic exchange accounts	$25
Defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans	No minimum
Minimum Additional Purchase	$25
Defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans	No minimum

For Class I Shares, the minimum initial purchase is $100,000; there is no minimum for additional purchases.

In general, you can buy or sell shares of the fund by mail or telephone on any business day. You can generally pay for shares by check or wire. (You may be charged wire fees or other transaction fees; ask your financial advisor.) When selling shares, you will receive a check, unless you request a wire. Payment for shares redeemed generally is made within seven days. You also may buy and sell shares through a financial advisor. Orders to buy and sell shares are processed at the next NAV (share price) to be calculated after we receive your request in good order. NAVs are calculated only on days when the New York Stock Exchange is open for regular trading. For more information about buying and selling shares, ask your financial advisor or see “Your Account” on page 121, “How to Buy Shares” on page 122 and “How to Sell Shares” on page 123 of the fund’s prospectus.

40

Virtus Greater European Opportunities Fund

Taxes

The fund’s distributions are taxable to you either as ordinary income or capital gains, except when your investment is through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

41

Virtus High Yield Fund

Investment Objective

The fund has a primary investment objective to seek high current income and a secondary objective of capital growth.

Fees and Expenses

The tables below illustrate all fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and under “Sales Charges” on page 115 of the fund’s prospectus and “Alternative Purchase Arrangements” on page 53 of the fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)	Class A	Class B		Class C
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	4.75%	None		None
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	None	5.00%	(a)	1.00%	(a)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class B	Class C
Management Fees	0.65%	0.65%	0.65%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%	1.00%	1.00%
Acquired Fund Fees and Expenses(b)	0.01%	0.01%	0.01%
Other Expenses	0.47%	0.47%	0.47%
Total Annual Fund Operating Expenses	1.38%	2.13%	2.13%

(a)	The maximum deferred sales charge is imposed on Class B Shares redeemed during the first year; thereafter, it decreases 1% annually to 2% during the fourth and fifth years and to 0% after the fifth year. The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

(b)	Acquired fund fees and expenses are not reflected in the financial highlights or audited financial statements.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated. It shows your costs if you sold your shares at the end of the period or continued to hold them. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. In the case of Class B Shares, it assumes that your shares are converted to Class A Shares after eight years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	609	891	1,194	2,054
Class B	Sold	616	867	1,144	2,271
	Held	216	667	1,144	2,271
Class C	Sold	316	667	1,144	2,462
	Held	216	667	1,144	2,462

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 134% of the average value of its portfolio.

Investments, Risks and Performance

Principal Investment Strategies

The fund is appropriate for investors seeking diversification and the potential rewards associated with investing in high-yield, fixed income securities. High-yield, fixed income securities are those that are rated below investment grade. The management team believes that BB- and B-rated issues offer better risk-adjusted returns over a market cycle than more speculative CCC- and C-rated issues. The fund will generally overweight sectors and industries with well-valued companies whose business profiles are viewed to be improving. The subadviser attempts to maintain the duration of the fund at a level similar to that of its style benchmark, the Barclay’s Capital High Yield 2% Issuer Cap Index. Under normal circumstances, the fund invests at least 80% of its assets in a diversified portfolio of high yield fixed income securities.

42

Virtus High Yield Fund

Principal Risks

The fund may not achieve its objectives, and it is not intended to be a complete investment program. The value of the fund’s investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund’s investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the adviser expects. As a result, the value of your shares may decrease. As a result, the value of your shares may decrease. The principal risks of investing in the fund are those associated with:

>

Credit Risk. The risk that the issuer of a security will fail to pay interest or principal in a timely manner, or that negative perceptions of the issuer’s ability to make such payments will cause the price of the security to decline.

>

High Yield-High Risk Fixed Income Securities (Junk Bonds) Risk. The risk that the issuers of high yield-high risk securities in the fund’s portfolio will default, that the prices of such securities will be volatile, and that the securities will not be liquid.

>

Industry/Sector Concentration Risk. The risk that events negatively affecting a particular industry or market sector in which the fund focuses its investments will cause the value of the fund’s shares to decrease, perhaps significantly. To the extent that the fund invests a significant portion of its portfolio in one or more industries (such as communications, consumer cyclicals and consumer non-cyclicals) or sectors, the fund is more vulnerable to conditions that negatively affect such industries or sectors as compared to a fund that is not significantly invested in such industries or sector.

>	Interest Rate Risk. The risk that when interest rates rise, the values of the fund’s debt securities, especially those with longer maturities, will fall.

>	Long-Term Maturities/Durations Risk. The risk of greater price fluctuations than would be associated with securities having shorter maturities or durations.

>

Market Volatility Risk. The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.

>

Mortgage-Backed and Asset-Backed Securities Risk. The risk that the impairment of the value of collateral underlying a mortgage-backed or asset-backed security, such as due to non-payment of loans, will result in a reduction in the value of such security.

>

U.S. Government Securities Risk. The risk that the impairment of the value of collateral underlying a mortgage-backed or asset-backed security, such as due to non-payment of loans, will result in a reduction in the value of such security.

For a more detailed description of the above risks, see “More Information About Risks Related to Principal Investment Strategies” in the fund’s prospectus.

43

Virtus High Yield Fund

Performance Information

The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.

The bar chart shows changes in the fund’s performance from year to year over a 10-year period. The table shows how the fund’s average annual returns compare to those of a broad-based securities market index and a more narrowly-based benchmark that reflects the market sectors in which the fund invests. Updated performance information is available at www.virtus.com or by calling 800-243-1574.

Calendar year total returns for Class A Shares (includes returns of a predecessor fund)

Returns do not reflect sales charges and would be lower if they did.

Best Quarter: Q2/2009: 11.27%	Worst Quarter: Q4/2008: -14.67%

Average Annual Total Returns (for the periods ended 12/31/09; includes returns of a predecessor fund)

Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.

	1 Year	5 Years	10 Years
Class A
Return Before Taxes	24.92%	1.35%	1.13%
Return After Taxes on Distributions	21.30%	-1.27%	-1.91%
Return After Taxes on Distributions and Sale of Fund Shares	15.91%	-0.39%	-0.89%
Class B
Return Before Taxes	26.21%	1.53%	0.84%
Class C
Return Before Taxes	30.33%	1.56%	0.84%
Barclays Capital U.S. Aggregate Bond Index	5.93%	4.97%	6.33%
Barclays Capital High Yield 2% Issuer Cap Index	58.76%	6.49%	6.87%

The Barclays Capital U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The Barclays Capital U.S. High-Yield 2% Issuer Capped Bond Index is a market capitalization-weighted index that measures fixed rate non-investment grade debt securities of U.S. and non-U.S. corporations. No single issuer accounts for more than 2% of market cap. The indexes are calculated on a total return basis.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class A Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.

Management

The fund’s investment adviser is Virtus Investment Advisers, Inc.

The fund’s subadviser is SCM Advisors, LLC (“SCM Advisors”).

>	Robert L. Bishop, CFA, Chief Investment Officer for Fixed Income at SCM Advisors, is a manager of the fund. Mr. Bishop has been Portfolio Manager since 2008.

44

Virtus High Yield Fund

>	Maxwell E. Bublitz, CFA, Chief Strategist and Portfolio Manager at SCM Advisors, is a manager of the fund. Mr. Bublitz has been Portfolio Manager since 2008.

>	Bradley Kane, a fixed income portfolio manager at SCM Advisors, is a manager of the fund. Mr. Kane has been Portfolio Manager since 2009.

Purchase and Sale of Fund Shares

Purchase Minimums
Minimum Initial Purchase	$500
Individual Retirement Accounts (IRAs), systematic purchase or systematic exchange accounts	$25
Defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans	No minimum
Minimum Additional Purchase	$25
Defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans	No minimum

In general, you can buy or sell shares of the fund by mail or telephone on any business day. You can generally pay for shares by check or wire. (You may be charged wire fees or other transaction fees; ask your financial advisor.) When selling shares, you will receive a check, unless you request a wire. Payment for shares redeemed generally is made within seven days. You also may buy and sell shares through a financial advisor. Orders to buy and sell shares are processed at the next NAV (share price) to be calculated after we receive your request in good order. NAVs are calculated only on days when the New York Stock Exchange is open for regular trading. For more information about buying and selling shares, ask your financial advisor or see “Your Account” on page 121, “How to Buy Shares” on page 122 and “How to Sell Shares” on page 123 of the fund’s prospectus.

NOTE: Class B Shares are no longer available for purchase, except through reinvestment of dividends/capital gain distributions by existing shareholders and exchange of Class B shares of a fund for Class B shares of other Virtus Mutual Funds, as permitted by the existing exchange privileges (as set forth in the fund’s prospectus).

Taxes

The fund’s distributions are taxable to you either as ordinary income or capital gains, except when your investment is through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

45

Virtus International Real Estate Securities Fund

Investment Objective

The fund has a primary investment objective of long-term capital appreciation, with a secondary investment objective of income.

Fees and Expenses

The tables below illustrate all fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and under “Sales Charges” on page 115 of the fund’s prospectus and “Alternative Purchase Arrangements” on page 53 of the fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)	Class A	Class C		Class I
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%	None		None
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	None	1.00%	(a)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class I
Management Fees	1.00%	1.00%	1.00%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%	1.00%	None
Other Expenses	0.41%	0.41%	0.41%
Total Annual Fund Operating Expenses	1.66%	2.41%	1.41%

(a)	The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated. It shows your costs if you sold your shares at the end of the period or continued to hold them. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	734	1,068	1,425	2,427
Class C	Sold	344	751	1,285	2,746
	Held	244	751	1,285	2,746
Class I	Sold or Held	144	446	771	1,691

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 54% of the average value of its portfolio.

Investments, Risks and Performance

Principal Investment Strategies

The fund provides international exposure to the real estate securities market, focusing exclusively on companies with a rental business profile. Rental companies derive 70% or more of total revenue from rental income and are most similar in business profile to U.S. real estate investment trust (REITs).

Under normal circumstances, the fund invests at least 80% of its assets in equity securities issued by non-U.S companies of any capitalization that are principally engaged in the real estate industry, including common stock, preferred stock and other equity securities issued by real estate companies, such as REITs and similar REIT-like entities. The fund may, at times, invest up to 20% of its assets in U.S. REIT securities. Additionally, the fund normally invests in real estate related securities of issuers in developed countries, however it may invest up to 20% of its assets in issuers incorporated in emerging market countries. The fund concentrates its assets in the real estate industry and is non-diversified under federal securities laws.

46

Virtus International Real Estate Securities Fund

Principal Risks

The fund may not achieve its objectives, and it is not intended to be a complete investment program. The value of the fund’s investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund’s investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the adviser expects. As a result, the value of your shares may decrease. The principal risks of investing in the fund are those associated with:

>

Emerging Market Investing Risk. The risk that prices of emerging markets securities will be more volatile, or will be more greatly affected by negative conditions, than those of their counterparts in more established foreign markets.

>

Equity REIT Securities Risk. The risk that the value of the fund’s shares will be negatively affected by changes in real estate values or economic conditions, credit risk and interest rate fluctuations, and changes in the value of the underlying real estate and defaults by borrowers.

>

Equity Securities Risk. The risk that events negatively affecting issuers, industries or financial markets in which the fund invests will impact the value of the stocks held by the fund and thus, the value of the fund’s shares over short or extended periods.

>	Foreign Investing Risk. The risk that the prices of foreign securities may be more volatile than those of their domestic counterparts.

>

Geographic Concentration Risk. The risk that events negatively affecting the fiscal stability of a particular geographic location in which the fund focuses its investments will cause the value of the fund’s shares to decrease, perhaps significantly. To the extent the fund concentrates its assets in a particular country or region, the fund is more vulnerable to financial, economic or other political developments in that country or region as compared to a fund that does not concentrate holdings in a particular country or region.

>

Industry/Sector Concentration Risk. The risk that events negatively affecting real estate securities will cause the value of the fund’s shares to decrease, perhaps significantly. Since the fund concentrates its assets in real estate related securities, the fund is more vulnerable to conditions that negatively affect real estate related securities as compared to a fund that does not concentrate holdings in such securities.

>

Market Volatility Risk. The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.

>

Non-Diversification Risk. The risk that the fund will be more susceptible to factors negatively impacting the securities in its portfolio to the extent that each such security represents a significant portion of the fund’s assets.

For a more detailed description of the above risks, see “More Information About Risks Related to Principal Investment Strategies” in the fund’s prospectus.

47

Virtus International Real Estate Securities Fund

Performance Information

The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.

The bar chart shows changes in the fund’s performance from year to year over the life of the fund. The table shows how the fund’s average annual returns compare to those of a broad-based securities market index and a more narrowly-based benchmark that reflects the market sectors in which the fund invests. Updated performance information is available at www.virtus.com or by calling 800-243-1574.

Calendar year total returns for Class A Shares

Returns do not reflect sales charges and would be lower if they did.

Best Quarter: Q3/2009: 31.59%	Worst Quarter: Q4/2008: -30.74%

Average Annual Total Returns (for the periods ended 12/31/09)

Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.

	1 Year	Since Inception (10/1/07)
Class A
Return Before Taxes	30.69%	-19.10%
Return After Taxes on Distributions	27.12%	-20.37%
Return After Taxes on Distributions and Sale of Fund Shares	21.45%	-16.33%
Class C
Return Before Taxes	37.72%	-17.62%
Class I
Return Before Taxes	39.22%	-16.74%
S&P 500® Index	26.46%	-11.47%
FTSE EPRA/NAREIT Developed Rental ex-U.S. Index	40.02%	-19.67%

The S&P 500® Index is a free-float adjusted market capitalization-weighted index of 500 of the largest U.S. companies. The FTSE EPRA/NAREIT Developed Rental ex-U.S. Index is a free-float market capitalization index measuring international real estate securities, which meet minimum size, liquidity and investment focus criteria. The index is a sub-set of the FTSE EPRA NAREIT Investment Focus Index Series, which separates the existing constituents into both Rental and Non-Rental Indices. A company is classified as Rental if the rental revenue from properties is greater than or equal to 70% of total revenue. The classification is based on revenue sources as disclosed in the latest published financial statement. The indexes are calculated on a total return basis with dividends reinvested.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class A Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.

48

Virtus International Real Estate Securities Fund

Management

The fund’s investment adviser is Virtus Investment Advisers, Inc.

The fund’s subadviser is Duff & Phelps Investment Management Co. (“Duff & Phelps”).

>

Frank J. Haggerty, Jr., CFA, Senior Vice President, Portfolio Manager and senior REIT analyst at Duff & Phelps, is a manager of the fund. Mr. Haggerty has been primary Portfolio Manager since the fund’s inception in 2007.

>

Geoffrey P. Dybas, CFA, Senior Vice President, Global REIT team head and Senior Portfolio Manager at Duff & Phelps, is a manager of the fund. Mr. Dybas has been Portfolio Manager since the fund’s inception in 2007.

Purchase and Sale of Fund Shares

Purchase Minimums (except Class I Shares)
Minimum Initial Purchase	$500
Individual Retirement Accounts (IRAs), systematic purchase or systematic exchange accounts	$25
Defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans	No minimum
Minimum Additional Purchase	$25
Defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans	No minimum

For Class I Shares, the minimum initial purchase is $100,000; there is no minimum for additional purchases.

In general, you can buy or sell shares of the fund by mail or telephone on any business day. You can generally pay for shares by check or wire. (You may be charged wire fees or other transaction fees; ask your financial advisor.) When selling shares, you will receive a check, unless you request a wire. Payment for shares redeemed generally is made within seven days. You also may buy and sell shares through a financial advisor. Orders to buy and sell shares are processed at the next NAV (share price) to be calculated after we receive your request in good order. NAVs are calculated only on days when the New York Stock Exchange is open for regular trading. For more information about buying and selling shares, ask your financial advisor or see “Your Account” on page 121, “How to Buy Shares” on page 122 and “How to Sell Shares” on page 123 of the fund’s prospectus.

Taxes

The fund’s distributions are taxable to you either as ordinary income or capital gains, except when your investment is through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

49

Virtus Market Neutral Fund

Investment Objective

The fund has an investment objective to seek long-term capital appreciation while maintaining minimal portfolio exposure to general equity market risk.

Fees and Expenses

The tables below illustrate all fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and under “Sales Charges” on page 115 of the fund’s prospectus and “Alternative Purchase Arrangements” on page 53 of the fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)	Class A	Class B		Class C		Class I
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%	None		None		None
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	None	5.00%	(a)	1.25%	(a)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A		Class B		Class C		Class I
Management Fees		1.50%		1.50%		1.50%		1.50%
Distribution and Shareholder Servicing (12b-1) Fees		0.25%		1.00%		1.00%		None
Other Expenses:
Dividends on Short Sales	2.27%		2.27%		2.27%		2.27%
Acquired Fund Fees and Expenses(b)	0.01%		0.01%		0.01%		0.01%
Remainder of Other Expenses	0.21%		0.21%		0.21%		0.21%
Total Other Expenses		2.49%		2.49%		2.49%		2.49%
Total Annual Fund Operating Expenses		4.24%		4.99%		4.99%		3.99%

(a)	The maximum deferred sales charge is imposed on Class B Shares redeemed during the first year; thereafter, it decreases 1% annually to 3% during the third and fourth years and to 0% after the sixth year. The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

(b)	Acquired fund fees and expenses are not reflected in the financial highlights or audited financial statements.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated. It shows your costs if you sold your shares at the end of the period or continued to hold them. In the case of Class B Shares, it assumes that your shares are converted to Class A Shares after seven years. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	976	1,788	2,611	4,726
Class B	Sold	899	1,697	2,496	4,849
	Held	499	1,497	2,496	4,849
Class C	Sold	624	1,497	2,496	4,992
	Held	499	1,497	2,496	4,992
Class I	Sold or Held	401	1,215	2,046	4,195

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 253% of the average value of its portfolio.

50

Virtus Market Neutral Fund

Investments, Risks and Performance

Principal Investment Strategies

The fund utilizes a unique market neutral style seeking to provide attractive performance in both up and down markets. The fund invests in what the subadviser believes to be undervalued companies with strong and improving business prospects while shorting companies the subadviser believes to have deteriorating business momentum and excessive valuations. The use of uncorrelated equity strategies across investing styles, market caps and industries may provide investors with more attractive risk adjusted returns, as compared with traditional equity investing.

The fund attempts to maintain minimal exposure to general market risk by always having both long and short positions in stocks. The fund uses a blended strategy, investing in both growth and value stocks of U.S. and foreign issuers of any capitalization, including those in emerging markets. In addition to purchasing or selling short individual securities, the fund may purchase or sell short any type of future or option related to such securities. The fund may also invest in exchange-traded funds (ETFs).

Principal Risks

The fund may not achieve its objectives, and it is not intended to be a complete investment program. The value of the fund’s investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund’s investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the adviser expects. As a result, the value of your shares may decrease. The principal risks of investing in the fund are those associated with:

>

Emerging Market Investing Risk. The risk that prices of emerging markets securities will be more volatile, or will be more greatly affected by negative conditions, than those of their counterparts in more established foreign markets.

>

Equity Securities Risk. The risk that events negatively affecting issuers, industries or financial markets in which the fund invests will impact the value of the stocks held by the fund and thus, the value of the fund’s shares over short or extended periods. Investments in smaller companies may be more volatile than investments in larger companies.

>

Exchange-Traded Funds (ETFs) Risk. The risk that the value of an ETF will be more volatile than the underlying portfolio of securities the ETF is designed to track, or that the costs to the fund of owning shares of the ETF will exceed those the fund would incur by investing in such securities directly.

>	Foreign Investing Risk. The risk that the prices of foreign securities may be more volatile than those of their domestic counterparts.

>

Futures and Options Risk. The risk that the fund will incur a loss greater than the fund’s investment in, or will experience greater share price volatility as a result of investing in, futures or options.

>

Market Volatility Risk. The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.

>	Short Sales Risk. The risk that a fund may experience a loss if the price of a borrowed security increases between the date of a short sale and the date on which the fund replaces the security.

For a more detailed description of the above risks, see “More Information About Risks Related to Principal Investment Strategies” in the fund’s prospectus.

Performance Information

The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.

The bar chart shows changes in the fund’s performance from year to year over a 10-year period. The table shows how the fund’s average annual returns compare to those of a broad-based securities market index and a more narrowly-based benchmark. Updated performance information is available at www.virtus.com or by calling 800-243-1574.

51

Virtus Market Neutral Fund

Calendar year total returns for Class A Shares (includes returns of a predecessor fund)

Returns do not reflect sales charges and would be lower if they did.

Best Quarter: Q3/2002: 8.66%	Worst Quarter: Q4/2002: -12.08%

Average Annual Total Returns (for the periods ended 12/31/09; includes returns of a predecessor fund)

Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.

	1 Year	5 Years	10 Years
Class A
Return Before Taxes	2.78%	-2.27%	0.64%
Return After Taxes on Distributions	2.78%	-2.42%	0.38%
Return After Taxes on Distributions and Sale of Fund Shares	1.81%	-1.96%	0.40%
Class B
Return Before Taxes	4.12%	-2.05%	0.49%
Class C
Return Before Taxes	8.15%	-1.85%	0.51%
S&P 500® Index	26.46%	0.42%	-0.96%
Citigroup 90-Day Treasury Bill Index	0.16%	2.88%	2.84%

The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total-return basis with dividends reinvested. The Citigroup 90-Day Treasury Bill Index measures monthly return equivalents of yield averages that are not marked to market. The 90-Day Treasury Bill Index is an average of the last three three-month Treasury bill issues.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class A Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.

Class I Shares have not had a full calendar year of investment operations; therefore, performance information for Class I Shares is not shown.

Management

The fund’s investment adviser is Virtus Investment Advisers, Inc.

The fund’s subadviser is The Boston Company Asset Management LLC (“TBCAM”).

>	Robert J. Eastman, CFA, Senior Vice President and Portfolio Manager at TBCAM, is a manager of the fund. Mr. Eastman has been Portfolio Manager since 2008.

>	Sean P. Fitzgibbon, CFA, Senior Vice President and Lead Portfolio Manager at TBCAM, is a manager of the fund. Mr. Fitzgibbon has been Portfolio Manager since 2008.

>	Jeffrey D. McGrew, CFA, Vice President and a Portfolio Manager at TBCAM, is a manager of the fund. Mr. McGrew has been Portfolio Manager since 2008.

52

Virtus Market Neutral Fund

Purchase and Sale of Fund Shares

Purchase Minimums (except Class I Shares)
Minimum Initial Purchase	$500
Individual Retirement Accounts (IRAs), systematic purchase or systematic exchange accounts	$25
Defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans	No minimum
Minimum Additional Purchase	$25
Defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans	No minimum

For Class I Shares, the minimum initial purchase is $100,000; there is no minimum for additional purchases.

In general, you can buy or sell shares of the fund by mail or telephone on any business day. You can generally pay for shares by check or wire. (You may be charged wire fees or other transaction fees; ask your financial advisor.) When selling shares, you will receive a check, unless you request a wire. Payment for shares redeemed generally is made within seven days. You also may buy and sell shares through a financial advisor. Orders to buy and sell shares are processed at the next NAV (share price) to be calculated after we receive your request in good order. NAVs are calculated only on days when the New York Stock Exchange is open for regular trading. For more information about buying and selling shares, ask your financial advisor or see “Your Account” on page 121, “How to Buy Shares” on page 122 and “How to Sell Shares” on page 123 of the fund’s prospectus.

NOTE: Class B Shares are no longer available for purchase, except through reinvestment of dividends/capital gain distributions by existing shareholders and exchange of Class B shares of a fund for Class B shares of other Virtus Mutual Funds, as permitted by the existing exchange privileges (as set forth in the fund’s prospectus).

Taxes

The fund’s distributions are taxable to you either as ordinary income or capital gains, except when your investment is through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

53

Virtus Multi-Sector Fixed Income Fund

Investment Objective

The fund has an investment objective to maximize current income while preserving capital.

Fees and Expenses

The tables below illustrate all fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and under “Sales Charges” on page 115 of the fund’s prospectus and “Alternative Purchase Arrangements” on page 53 of the fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)	Class A	Class B		Class C		Class I
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	4.75%	None		None		None
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	None	5.00%	(a)	1.00%	(a)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class B	Class C	Class I
Management Fees	0.55%	0.55%	0.55%	0.55%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%	1.00%	1.00%	None
Other Expenses	0.36%	0.36%	0.36%	0.36%
Total Annual Fund Operating Expenses	1.16%	1.91%	1.91%	0.91%

(a)	The maximum deferred sales charge is imposed on Class B Shares redeemed during the first year; thereafter, it decreases 1% annually to 2% during the fourth and fifth years and to 0% after the fifth year. The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated. It shows your costs if you sold your shares at the end of the period or continued to hold them. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. In the case of Class B Shares, it assumes that your shares are converted to Class A Shares after eight years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	588	826	1,083	1,817
Class B	Sold	594	800	1,032	2,038
	Held	194	600	1,032	2,038
Class C	Sold	294	600	1,032	2,233
	Held	194	600	1,032	2,233
Class I	Sold or Held	93	290	504	1,120

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 85% of the average value of its portfolio.

Investments, Risks and Performance

Principal Investment Strategies

The fund seeks to generate high current income and total return while preserving capital by applying extensive credit research and a time-tested approach to capitalize on opportunities across undervalued sectors of the bond market. The portfolio seeks diversification among 12 sectors in order to increase return potential and reduce risk.

54

Virtus Multi-Sector Fixed Income Fund

Under normal circumstances, the fund invests at least 80% of its assets in the following sectors of fixed income securities:

>

Securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities, including collateralized mortgage obligations, real estate mortgage investment conduits and other pass-through securities;

>	Debt securities issued by foreign issuers, including foreign governments and their political subdivisions and issuers located in emerging market countries;

>	Investment grade securities; and

>	High yield-high risk fixed income securities of U.S. issuers (so called “junk bonds”).

The fund may invest in all or some of these sectors.

Principal Risks

The fund may not achieve its objectives, and it is not intended to be a complete investment program. The value of the fund’s investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund’s investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the adviser expects. As a result, the value of your shares may decrease. The principal risks of investing in the fund are those associated with:

>

Credit Risk. The risk that the issuer of a security will fail to pay interest or principal in a timely manner, or that negative perceptions of the issuer’s ability to make such payments will cause the price of the security to decline.

>

Emerging Market Risk. The risk that prices of emerging markets securities will be more volatile, or will be more greatly affected by negative conditions, than those of their counterparts in more established foreign markets.

>	Foreign Investing Risk. The risk that the prices of foreign securities may be more volatile than those of their domestic counterparts.

>

High Yield-High Risk Fixed Income Securities (Junk Bonds) Risk. The risk that the issuers of high yield-high risk securities in the fund’s portfolio will default, that the prices of such securities will be volatile, and that the securities will not be liquid.

>	Interest Rate Risk. The risk that when interest rates rise, the values of the fund’s debt securities, especially those with longer maturities, will fall.

>	Long-Term Maturities/Durations Risk. The risk of greater price fluctuations than would be associated with securities having shorter maturities or durations.

>

Market Volatility Risk. The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.

>

Mortgage-Backed and Asset-Backed Securities Risk. The risk that the impairment of the value of collateral underlying a mortgage-backed or asset-backed security, such as due to non-payment of loans, will result in a reduction in the value of such security.

>

U.S. Government Securities Risk. The risk that the U.S. Government securities in the fund’s portfolio will be subject to price fluctuations, or that an agency or instrumentality will default on an obligation not backed by the full faith and credit of the United States.

For a more detailed description of the above risks, see “More Information About Risks Related to Principal Investment Strategies” in the fund’s prospectus.

Performance Information

The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.

The bar chart shows changes in the fund’s performance from year to year over a 10-year period. The table shows how the fund’s average annual returns compare to those of a broad-based securities market index. Updated performance information is available at www.virtus.com or by calling 800-243-1574.

55

Virtus Multi-Sector Fixed Income Fund

Calendar year total returns for Class A Shares (includes returns of a predecessor fund)

Returns do not reflect sales charges and would be lower if they did.

Best Quarter: Q2/2009: 16.15%	Worst Quarter: Q4/2008: -14.37%

Average Annual Total Returns (for the periods ended 12/31/09; includes returns of a predecessor fund)

Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.

	1 Year	5 Years	10 Years
Class A
Return Before Taxes	35.59%	3.37%	5.58%
Return After Taxes on Distributions	32.12%	1.10%	2.99%
Return After Taxes on Distributions and Sale of Fund Shares	22.79%	1.49%	3.14%
Class B
Return Before Taxes	37.34%	3.62%	5.32%
Class C
Return Before Taxes	41.31%	3.61%	5.33%
Barclays Capital U.S. Aggregate Bond Index	5.93%	4.97%	6.33%

The Barclays Capital U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class A Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.

Class I Shares have not had a full calendar year of investment operations; therefore, performance information for Class I Shares is not shown.

Management

The fund’s investment adviser is Virtus Investment Advisers, Inc.

The fund’s subadviser is Goodwin Capital Advisers, Inc. (“Goodwin”).

>

David L. Albrycht, CFA, a Senior Managing Director, Fixed Income and Portfolio Manager at Goodwin, is the manager of the fund. Mr. Albrycht has been Portfolio Manager since 1995, and co-managed the fund from 1994 to 1995.

56

Virtus Multi-Sector Fixed Income Fund

Purchase and Sale of Fund Shares

Purchase Minimums (except Class I Shares)
Minimum Initial Purchase	$500
Individual Retirement Accounts (IRAs), systematic purchase or systematic exchange accounts	$25
Defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans	No minimum
Minimum Additional Purchase	$25
Defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans	No minimum

For Class I Shares, the minimum initial purchase is $100,000; there is no minimum for additional purchases.

In general, you can buy or sell shares of the fund by mail or telephone on any business day. You can generally pay for shares by check or wire. (You may be charged wire fees or other transaction fees; ask your financial advisor.) When selling shares, you will receive a check, unless you request a wire. Payment for shares redeemed generally is made within seven days. You also may buy and sell shares through a financial advisor. Orders to buy and sell shares are processed at the next NAV (share price) to be calculated after we receive your request in good order. NAVs are calculated only on days when the New York Stock Exchange is open for regular trading. For more information about buying and selling shares, ask your financial advisor or see “Your Account” on page 121, “How to Buy Shares” on page 122 and “How to Sell Shares” on page 123 of the fund’s prospectus.

NOTE: Class B Shares are no longer available for purchase, except through reinvestment of dividends/capital gain distributions by existing shareholders and exchange of Class B shares of a fund for Class B shares of other Virtus Mutual Funds, as permitted by the existing exchange privileges (as set forth in the fund’s prospectus).

Taxes

The fund’s distributions are taxable to you either as ordinary income or capital gains, except when your investment is through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

57

Virtus Multi-Sector Short Term Bond Fund

Investment Objective

The fund has an investment objective to provide high current income while attempting to limit changes in the fund’s net asset value per share caused by interest rate changes.

Fees and Expenses

The tables below illustrate all fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and under “Sales Charges” on page 115 of the fund’s prospectus and “Alternative Purchase Arrangements” on page 53 of the fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)	Class A	Class B		Class C	Class I	Class T
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	2.25%	None		None	None	None
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	None	2.00%	(a)	None	None	1.00%	(a)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class B	Class C	Class I	Class T
Management Fees	0.55%	0.55%	0.55%	0.55%	0.55%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%	0.75%	0.50%	None	1.00%
Other Expenses	0.32%	0.32%	0.32%	0.32%	0.32%
Total Annual Fund Operating Expenses	1.12%	1.62%	1.37%	0.87%	1.87%

(a)	The maximum deferred sales charge is imposed on Class B Shares redeemed during the first year; thereafter, it decreases 0.50% annually to 1% during the third year and to 0% after the third year. The deferred sales charge is imposed on Class T Shares redeemed during the first year only.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated. It shows your costs if you sold your shares at the end of the period or continued to hold them. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. In the case of Class B Shares, it assumes that your shares are converted to Class A Shares after six years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	337	573	828	1,557
Class B	Sold	315	511	881	1,667
	Held	165	511	881	1,667
Class C	Sold or Held	139	434	750	1,646
Class I	Sold or Held	89	278	482	1,203
Class T	Sold	290	588	1,011	2,190
	Held	190	588	1,011	2,190

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 88% of the average value of its portfolio.

58

Virtus Multi-Sector Short Term Bond Fund

Investments, Risks and Performance

Principal Investment Strategies

The fund seeks current income with an emphasis on maintaining low volatility and overall short duration by investing primarily in higher quality, more liquid securities across 12 bond market sectors. The fund utilizes a value-oriented, research driven approach that seeks to strategically overweight undervalued sectors while applying strict risk controls.

Under normal circumstances, the fund invests at least 80% of its assets in bonds, which are fixed income debt obligations of various types of issuers. The fund seeks to achieve its objective by investing in a diversified portfolio of primarily short-term fixed income securities having an expected dollar-weighted average maturity of three years or less and that are in one of the following market sectors:

>

Securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities, including collateralized mortgage obligations, real estate mortgage investment conduits and other pass-through securities;

>	Debt securities issued by foreign issuers, including foreign governments and their political subdivisions, and issuers located in emerging markets;

>	Investment-grade securities; and

>	High yield-high risk fixed income securities (so called “junk bonds”).

Principal Risks

The fund may not achieve its objectives, and it is not intended to be a complete investment program. The value of the fund’s investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund’s investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the adviser expects. As a result, the value of your shares may decrease. The principal risks of investing in the fund are those associated with:

>

Credit Risk. The risk that the issuer of a security will fail to pay interest or principal in a timely manner, or that negative perceptions of the issuer’s ability to make such payments will cause the price of the security to decline.

>

Emerging Market Risk. The risk that prices of emerging markets securities will be more volatile, or will be more greatly affected by negative conditions, than those of their counterparts in more established foreign markets.

>	Foreign Investing Risk. The risk that the prices of foreign securities may be more volatile than those of their domestic counterparts.

>

High Yield-High Risk Fixed Income Securities (Junk Bonds) Risk. The risk that the issuers of high yield-high risk securities in the fund’s portfolio will default, that the prices of such securities will be volatile, and that the securities will not be liquid.

>	Interest Rate Risk. The risk that when interest rates rise, the values of the fund’s debt securities, especially those with longer maturities, will fall.

>

Market Volatility Risk. The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.

>

Mortgage-Backed and Asset-Backed Securities Risk. The risk that the impairment of the value of collateral underlying a mortgage-backed or asset-backed security, such as due to non-payment of loans, will result in a reduction in the value of such security.

>

U.S. Government Securities Risk. The risk that the U.S. Government securities in the fund’s portfolio will be subject to price fluctuations, or that an agency or instrumentality will default on an obligation not backed by the full faith and credit of the United States.

For a more detailed description of the above risks, see “More Information About Risks Related to Principal Investment Strategies” in the fund’s prospectus.

59

Virtus Multi-Sector Short Term Bond Fund

Performance Information

The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.

The bar chart shows changes in the fund’s performance from year to year over a 10-year period. The table shows how the fund’s average annual returns compare to those of a broad-based securities market index and a more narrowly-based benchmark that reflects the market sectors in which the fund invests. Updated performance information is available at www.virtus.com or by calling 800-243-1574.

Calendar year total returns for Class A Shares (includes returns of a predecessor fund)

Returns do not reflect sales charges and would be lower if they did.

Best Quarter: Q2/2009: 10.79%	Worst Quarter: Q4/2008: -9.05%

Average Annual Total Returns (for the periods ended 12/31/09; includes returns of a predecessor fund)

Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.

				Since Inception
	1 Year	5 Years	10 Years	Class I (6/6/08)	Class T (6/2/03)
Class A
Return Before Taxes	26.88%	3.79%	5.51%	—	—
Return After Taxes on Distributions	24.19%	1.92%	3.41%	—	—
Return After Taxes on Distributions and Sale of Fund Shares	17.29%	2.11%	3.42%	—	—
Class B
Return Before Taxes	27.82%	3.75%	5.22%	—	—
Class C
Return Before Taxes	29.50%	4.01%	5.55%	—	—
Class I
Return Before Taxes	30.12%	—	—	7.72%	—
Class T
Return Before Taxes	28.93%	3.49%	—	—	3.71%
Barclays Capital U.S. Aggregate Bond Index	5.93%	4.97%	6.33%	6.14%	4.45%
B of A Merrill Lynch 1-2.99 Year Medium Quality Corporate Bond Index	16.62%	4.54%	5.32%	5.43%	4.00%

The Barclays Capital U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The B of A Merrill Lynch 1-2.99 Year Medium Quality Corporate Bond Index measures performance of U.S. corporate bond issues rated BBB and A by Standard and Poor’s with maturities between one and three years. The indexes are calculated on a total return basis.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class A Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.

60

Virtus Multi-Sector Short Term Bond Fund

Management

The fund’s investment adviser is Virtus Investment Advisers, Inc.

The fund’s subadviser is Goodwin Capital Advisers, Inc. (“Goodwin”).

>	David L. Albrycht, CFA, a Senior Managing Director, Fixed Income and Portfolio Manager at Goodwin, is the manager of the fund. Mr. Albrycht has been Portfolio Manager since 1993.

Purchase and Sale of Fund Shares

Purchase Minimums (except Class I Shares)
Minimum Initial Purchase	$500
Individual Retirement Accounts (IRAs), systematic purchase or systematic exchange accounts	$25
Defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans	No minimum
Minimum Additional Purchase	$25
Defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans	No minimum

For Class I Shares, the minimum initial purchase is $100,000; there is no minimum for additional purchases.

In general, you can buy or sell shares of the fund by mail or telephone on any business day. You can generally pay for shares by check or wire. (You may be charged wire fees or other transaction fees; ask your financial advisor.) When selling shares, you will receive a check, unless you request a wire. Payment for shares redeemed generally is made within seven days. You also may buy and sell shares through a financial advisor. Orders to buy and sell shares are processed at the next NAV (share price) to be calculated after we receive your request in good order. NAVs are calculated only on days when the New York Stock Exchange is open for regular trading. For more information about buying and selling shares, ask your financial advisor or see “Your Account” on page 121, “How to Buy Shares” on page 122 and “How to Sell Shares” on page 123 of the fund’s prospectus.

NOTE: Class B Shares are no longer available for purchase, except through reinvestment of dividends/capital gain distributions by existing shareholders and exchange of Class B shares of a fund for Class B shares of other Virtus Mutual Funds, as permitted by the existing exchange privileges (as set forth in the fund’s prospectus).

Taxes

The fund’s distributions are taxable to you either as ordinary income or capital gains, except when your investment is through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

61

Virtus Real Estate Securities Fund

Investment Objective

The fund has an investment objective of capital appreciation and income with approximately equal emphasis.

Fees and Expenses

The tables below illustrate all fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and under “Sales Charges” on page 115 of the fund’s prospectus and “Alternative Purchase Arrangements” on page 53 of the fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)	Class A	Class B		Class C		Class I
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%	None		None		None
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	None	5.00%	(a)	1.00%	(a)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class B	Class C	Class I
Management Fees	0.75%	0.75%	0.75%	0.75%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%	1.00%	1.00%	None
Other Expenses	0.59%	0.59%	0.59%	0.59%
Total Annual Fund Operating Expenses	1.59%	2.34%	2.34%	1.34%

(a)	The maximum deferred sales charge is imposed on Class B Shares redeemed during the first year; thereafter, it decreases 1% annually to 2% during the fourth and fifth years and to 0% after the fifth year. The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated. It shows your costs if you sold your shares at the end of the period or continued to hold them. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. In the case of Class B Shares, it assumes that your shares are converted to Class A Shares after eight years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	727	1,048	1,391	2,356
Class B	Sold	637	930	1,250	2,489
	Held	237	730	1,250	2,489
Class C	Sold	337	730	1,250	2,676
	Held	237	730	1,250	2,676
Class I	Sold or Held	136	425	734	1,613

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 48% of the average value of its portfolio.

Investments, Risks and Performance

Principal Investment Strategies

The fund offers exposure to the equity real estate investment trust (REITs) market utilizing a Growth at a Reasonable Price style with macroeconomic and fundamental security analysis to identify the most attractive investment candidates. The subadviser believes the value of a REIT extends beyond the value of the underlying real estate and that through fundamental research, it can uncover and exploit inefficiencies in the market.

62

Virtus Real Estate Securities Fund

Under normal circumstances, the fund invests at least 80% of its assets in publicly-traded REITs and companies that are principally engaged in the real estate industry. The fund concentrates its assets in the real estate industry and is non-diversified under federal securities laws.

Principal Risks

The fund may not achieve its objectives, and it is not intended to be a complete investment program. The value of the fund’s investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund’s investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the adviser expects. As a result, the value of your shares may decrease. The principal risks of investing in the fund are those associated with:

>

Equity REIT Securities Risk. The risk that the value of the fund’s shares will be negatively affected by changes in real estate values or economic conditions, credit risk and interest rate fluctuations, and changes in the value of the underlying real estate and defaults by borrowers.

>

Equity Securities Risk. The risk that events negatively affecting issuers, industries or financial markets in which the fund invests will impact the value of the stocks held by the fund and thus, the value of the fund’s shares over short or extended periods.

>

Industry/Sector Concentration Risk. The risk that events negatively affecting real estate securities will cause the value of the fund’s shares to decrease, perhaps significantly. Since the fund concentrates its assets in real estate related securities, the fund is more vulnerable to conditions that negatively affect real estate related securities as compared to a fund that does not concentrate holdings in such securities.

>

Market Volatility Risk. The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.

>

Non-Diversification Risk. The risk that the fund will be more susceptible to factors negatively impacting the securities in its portfolio to the extent that each such security represents a significant portion of the fund’s assets.

For a more detailed description of the above risks, see more information about “Risks Related to Principal Investment Strategies” in the fund’s prospectus.

Performance Information

The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.

The bar chart shows changes in the fund’s performance from year to year over a 10-year period. The table shows how the fund’s average annual returns compare to those of a broad-based securities market index and a more narrowly-based benchmark that reflects the market sectors in which the fund invests. Updated performance information is available at www.virtus.com or by calling 800-243-1574.

Calendar year total returns for Class A Shares (includes returns of a predecessor fund)

Returns do not reflect sales charges and would be lower if they did.

Best Quarter: Q3/2009: 32.91%	Worst Quarter: Q4/2008: -38.73%

63

Virtus Real Estate Securities Fund

Average Annual Total Returns (for the periods ended 12/31/09; includes returns of a predecessor fund)

Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.

	1 Year	5 Years	10 Years	Since Inception
				Class C (7/25/03)	Class I (12/28/06)
Class A
Return Before Taxes	20.65%	-0.19%	10.96%	—	—
Return After Taxes on Distributions	19.48%	-1.08%	9.57%	—	—
Return After Taxes on Distributions and Sale of Fund Shares	13.19%	-0.45%	9.04%	—	—
Class B
Return Before Taxes	22.96%	0.23%	10.78%	—	—
Class C
Return Before Taxes	26.97%	0.25%	—	7.14%	—
Class I
Return Before Taxes	28.28%	—	—	—	-12.09%
S&P 500® Index	26.46%	0.42%	-0.96%	3.79%	-5.61%
FTSE NAREIT Equity REITs Index	27.99%	0.36%	10.62%	6.86%	-12.38%

The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total-return basis with dividends reinvested. The FTSE NAREIT Equity REITs Index is a free-float market capitalization-weighted index measuring equity tax-qualified real estate investment trusts, which meet minimum size and liquidity criteria, that are listed on the New York Stock Exchange, the American Stock Exchange and the NASDAQ National Market System. The index is calculated on a total return basis with dividends reinvested.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class A Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.

Management

The fund’s investment adviser is Virtus Investment Advisers, Inc.

The fund’s subadviser is Duff & Phelps Investment Management Co. (“Duff & Phelps”).

>	Geoffrey P. Dybas, CFA, Senior Vice President, Global REIT team head and Senior Portfolio Manager at Duff & Phelps, is a manager of the fund. Mr. Dybas has been Portfolio Manager since 1998.

>	Frank J. Haggerty, Jr., CFA, Senior Vice President, Portfolio Manager and senior REIT analyst for Duff & Phelps, is a manager of the fund. Mr. Haggerty has been Portfolio Manager since 2007.

Purchase and Sale of Fund Shares

Purchase Minimums (except Class I Shares)
Minimum Initial Purchase	$500
Individual Retirement Accounts (IRAs), systematic purchase or systematic exchange accounts	$25
Defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans	No minimum
Minimum Additional Purchase	$25
Defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans	No minimum

For Class I Shares, the minimum initial purchase is $100,000; there is no minimum for additional purchases.

64

Virtus Real Estate Securities Fund

In general, you can buy or sell shares of the fund by mail or telephone on any business day. You can generally pay for shares by check or wire. (You may be charged wire fees or other transaction fees; ask your financial advisor.) When selling shares, you will receive a check, unless you request a wire. Payment for shares redeemed generally is made within seven days. You also may buy and sell shares through a financial advisor. Orders to buy and sell shares are processed at the next NAV (share price) to be calculated after we receive your request in good order. NAVs are calculated only on days when the New York Stock Exchange is open for regular trading. For more information about buying and selling shares, ask your financial advisor or see “Your Account” on page 121, “How to Buy Shares” on page 122 and “How to Sell Shares” on page 123 of the fund’s prospectus.

NOTE: Class B Shares are no longer available for purchase, except through reinvestment of dividends/capital gain distributions by existing shareholders and exchange of Class B shares of a fund for Class B shares of other Virtus Mutual Funds, as permitted by the existing exchange privileges (as set forth in the fund’s prospectus).

Taxes

The fund’s distributions are taxable to you either as ordinary income or capital gains, except when your investment is through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

65

Virtus Senior Floating Rate Fund

Investment Objective

The fund has an investment objective of high total return from both current income and capital appreciation.

Fees and Expenses

The tables below illustrate all fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and under “Sales Charges” on page 115 of the fund’s prospectus and “Alternative Purchase Arrangements” on page 53 of the fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)	Class A	Class C		Class I
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	4.75%	None		None
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	None	1.00%	(a)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class I
Management Fees	0.60%	0.60%	0.60%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%	1.00%	None
Other Expenses	0.48%	0.48%	0.48%
Acquired Fund Fees and Expenses(b)	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses	1.35%	2.10%	1.10%

(a)	The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

(b)	Acquired fund fees and expenses are not reflected in the financial highlights or audited financial statements.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated. It shows your costs if you sold your shares at the end of the period or continued to hold them. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	606	882	1,179	2,022
Class C	Sold	313	658	1,129	2,431
	Held	213	658	1,129	2,431
Class I	Sold or Held	112	350	606	1,340

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 63% of the average value of its portfolio.

Investments, Risks and Performance

Principal Investment Strategies

The fund offers the potential for attractive total return and income by investing primarily in non-investment grade bank loans with a focus on higher quality companies within a rating tier. Using extensive credit and company analysis and monitoring, the subadviser looks for those securities with strong total return potential while maintaining an emphasis on managing risk.

Under normal circumstances, the fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in a portfolio of senior floating rate loans (“Senior Loans”). The fund may invest up to 15% of total assets in U.S. and non-U.S. dollar denominated foreign securities and foreign Senior Loans, including Yankee bonds. The fund may purchase derivative instruments, including, but not limited to, options, futures contracts, credit-linked notes, and swaps.

66

Virtus Senior Floating Rate Fund

The fund may borrow an amount up to 33 1/3% of it total assets (including the amount borrowed). The fund may borrow for investment purposes, to meet repurchase requests and for temporary, extraordinary or emergency purposes.

Principal Risks

The fund may not achieve its objectives, and it is not intended to be a complete investment program. The value of the fund’s investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund’s investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the adviser expects. As a result, the value of your shares may decrease. The principal risks of investing in the fund are those associated with:

>	Borrowing Risk. The risk that the costs of borrowing may exceed the income from investments made with such leverage.

>

Credit Risk. The risk that the issuer of a security will fail to pay interest or principal in a timely manner, or that negative perceptions of the issuer’s ability to make such payments will cause the price of the security to decline.

>	Derivatives Risk. The risk that the fund will incur a loss greater than the fund’s investment in, or will experience greater share price volatility as a result of investing in, a derivative contract.

>	Foreign Investing Risk. The risk that the prices of foreign securities may be more volatile than those of their domestic counterparts.

>

High Yield-High Risk Fixed Income Securities (Junk Bonds) Risk. The risk that the issuers of high yield-high risk securities in the fund’s portfolio will default, that the prices of such securities will be volatile, and that the securities will not be liquid.

>	Interest Rate Risk. The risk that when interest rates rise, the values of the fund’s debt securities, especially those with longer maturities, will fall.

>	Liquidity Risk. The risk that certain securities may be difficult or impossible to sell at the time and price beneficial to the fund.

>

Loan Participation Risk. The risk that there may not be a readily available market for loan participation interests and, in some cases, the fund may have to dispose of such securities at a substantial discount from face value. Loan participations also involve the credit risk associated with the underlying corporate borrower.

>

Market Volatility Risk. The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.

>

Unrated Fixed Income Securities Risk. The risk that the subadviser will be unable to accurately assess the quality of an unrated fixed income security, so that the fund invests in a security with greater risk than intended.

For a more detailed description of the above risks, see “More Information About Risks Related to Principal Investment Strategies” in the fund’s prospectus.

67

Virtus Senior Floating Rate Fund

Performance Information

The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.

The bar chart shows the fund’s performance for the life of the fund. The table shows how the fund’s average annual returns compare to those of a broad-based securities market index and a more narrowly-based benchmark that reflects the market sectors in which the fund invests. Updated performance information is available at www.virtus.com or by calling 800-243-1574.

Calendar year total returns for Class A Shares

Returns do not reflect sales charges and would be lower if they did.

Best Quarter: Q2/2009: 13.58%	Worst Quarter: Q4/2009: 2.57%

Average Annual Total Returns (for the periods ended 12/31/09)

Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.

	1 Year	Since Inception (1/31/08)
Class A
Return Before Taxes	30.80%	3.52%
Return After Taxes on Distributions	27.14%	0.93%
Return After Taxes on Distributions and Sale of Fund Shares	19.84%	1.44%
Class C
Return Before Taxes	36.32%	5.41%
Class I
Return Before Taxes	37.55%	6.40%
Barclay’s Capital U.S. Aggregate Bond Index	5.93%	4.92%
S&P/LSTA Leveraged Loan Index	51.62%	5.63%

The Barclays Capital U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total-return basis. The S&P/LSTA Leveraged Loan Index is a daily total return index that uses LSTA/LPC Mark-to-Market Pricing to calculate market value change. On a real-time basis, the Index tracks the current outstanding balance and spread over LIBOR for fully funded term loans. The facilities included in the Index represent a broad cross section of leveraged loans syndicated in the United States, including dollar-denominated loans to overseas issuers.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class A Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.

68

Virtus Senior Floating Rate Fund

Management

The fund’s investment adviser is Virtus Investment Advisers, Inc.

The fund’s subadviser is Goodwin Capital Advisers, Inc. (“Goodwin”).

>	David L. Albrycht, CFA, a Senior Managing Director, Fixed Income and Portfolio Manager at Goodwin, is a manager of the fund. Mr. Albrycht has been Portfolio Manager since the fund’s inception in 2008.

>	Kyle A. Jennings, CFA, Managing Director and Portfolio Manager at Goodwin, is a manager of the fund. Mr. Jennings has been Portfolio Manager since the fund’s inception in 2008.

Purchase and Sale of Fund Shares

Purchase Minimums (except Class I Shares)
Minimum Initial Purchase	$500
Individual Retirement Accounts (IRAs), systematic purchase or systematic exchange accounts	$25
Defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans	No minimum
Minimum Additional Purchase	$25
Defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans	No minimum

For Class I Shares, the minimum initial purchase is $100,000; there is no minimum for additional purchases.

In general, you can buy or sell shares of the fund by mail or telephone on any business day. You can generally pay for shares by check or wire. (You may be charged wire fees or other transaction fees; ask your financial advisor.) When selling shares, you will receive a check, unless you request a wire. Payment for shares redeemed generally is made within seven days. You also may buy and sell shares through a financial advisor. Orders to buy and sell shares are processed at the next NAV (share price) to be calculated after we receive your request in good order. NAVs are calculated only on days when the New York Stock Exchange is open for regular trading. For more information about buying and selling shares, ask your financial advisor or see “Your Account” on page 121, “How to Buy Shares” on page 122 and “How to Sell Shares” on page 123 of the fund’s prospectus.

Taxes

The fund’s distributions are taxable to you either as ordinary income or capital gains, except when your investment is through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

69

More Information About Fund Expenses

VIA has agreed to limit the total operating expenses (excluding interest, taxes and extraordinary expenses) of certain of the funds so that such expenses do not exceed, on an annualized basis, the amounts indicated in the following table.

	Class A Shares	Class B Shares	Class C Shares	Class I Shares	Through Date	Type*
Virtus Alternatives Diversifier Fund**	0.20%	N/A	0.20%	0.20%	May discontinue at any time	V
Virtus Bond Fund	0.85%	1.60%	1.60%	0.60%	May discontinue at any time	V
Virtus CA Tax-Exempt Bond Fund	0.85%	N/A	N/A	0.60%	May discontinue at any time	V
Virtus Global Opportunities Fund	1.55%	2.30%	2.30%	N/A	May discontinue at any time	V
Virtus Global Real Estate Securities Fund	1.40%	N/A	2.15%	1.15%	March 31, 2010	C
Virtus Greater Asia ex Japan Opportunities Fund	1.80%	N/A	2.55%	1.55%	March 31, 2010	C
Virtus Greater European Opportunities Fund	1.45%	N/A	2.20%	1.20%	March 31, 2010	C
Virtus International Real Estate Securities Fund	1.50%	N/A	2.25%	1.25%	May discontinue at any time	V
Virtus Market Neutral Fund***	1.90%	2.65%	2.65%	1.65%	May discontinue at any time	V
Virtus Senior Floating Rate Fund****	1.20%	N/A	1.95%	0.95%	May discontinue at any time	V

* V=Voluntary, C=Contractual

** Excludes 12b-1 fees and acquired fund fees and expenses.

*** Excludes dividends on short sales and prime brokerage interest expense.

**** Excludes leverage expenses, if any.

Following the contractual period, if any, VIA may discontinue these arrangements at any time. VIA may recapture operating expenses waived or reimbursed under these expense limitation arrangements subsequent to August 23, 2007 for a period of three years following the end of the fiscal period in which such waiver or reimbursement occurred.

With respect to the Virtus Market Neutral Fund, VIA has voluntarily agreed to waive 0.15% of its management fee. With respect to the Virtus AlphaSector Allocation Fund, beginning October 1, 2009 VIA has voluntarily agreed to waive a portion of its management fee associated with the fund’s fixed income portfolio, which will reduce the fund’s total annual operating expenses at the annual rate of 0.09% as applied to the fund’s net assets. VIA may discontinue these fee waivers at any time.

For those funds operating under an expense reimbursement arrangement or fee waiver, total (net) fund operating expenses, including acquired fund fees and expenses, if any, after effect of any expense reimbursement and/or fee waivers for the prior fiscal year were:

	Class A Shares	Class B Shares	Class C Shares	Class I Shares
Virtus Alternatives Diversifier Fund*	2.07%	N/A	2.82%	1.82%	**
Virtus Bond Fund	0.86%	1.60%	1.60%	0.60%
Virtus CA Tax-Exempt Bond Fund	0.85%	N/A	N/A	0.60%
Virtus Global Real Estate Securities Fund	1.40%	N/A	2.15%	1.15%
Virtus Greater Asia ex Japan Opportunities Fund	1.81%	N/A	2.56%	1.56%
Virtus Greater European Opportunities Fund	1.45%	N/A	2.20%	1.20%
Virtus International Real Estate Securities Fund	1.50%	N/A	2.25%	1.25%
Virtus Market Neutral Fund*	4.18%	4.93%	4.93%	3.93%	**
Virtus Senior Floating Rate Fund	1.22%	N/A	1.97%	0.97%

* Restated to reflect current fee structure.

** Estimated.

70	Virtus Mutual Funds

More Information About Investment Objectives and Principal Investment Strategies

The investment objectives and principal strategies of each fund are described in this section. Each of the following funds has either a fundamental or a non-fundamental investment objective as noted below. A fundamental investment objective may only be changed with shareholder approval. A non-fundamental investment objective may be changed by the Board of Trustees of that fund without shareholder approval. If a fund’s investment objective is changed, the prospectus will be supplemented to reflect the new investment objective. To the extent that there is a material change in a fund’s investment objective, shareholders will be provided with reasonable notice. There is no guarantee that a fund will achieve its objective.

Please see the Statement of Additional Information for additional information about the securities and investment strategies described in this prospectus and about additional securities and investment strategies that may be used by the funds.

Virtus Mutual Funds	71

Virtus AlphaSectorSM Allocation Fund

Non-Fundamental Investment Objective:

The fund has an investment objective of long-term capital appreciation and current income.

Principal Investment Strategies:

Under normal conditions, the fund allocates its assets in a mix of underlying exchange-traded funds (ETFs) and an affiliated fixed income mutual fund, with a target allocation of approximately 75% of assets in underlying ETFs that seek to track the AlphaSectorSM Rotation Index (“ASRX” or “Index”), a public index published by NASDAQ, and approximately 25% of assets in the Virtus Bond Fund.

ASRX is an active Index that may invest in the nine Select Sector SPDR® ETFs, representing the primary sectors of the S&P 500® Index, plus an ETF representing short-term U.S. Treasuries. Compilation of the Index is based on a proprietary quantitative model that seeks to evaluate “true” trends within each sector by adjusting for market noise and changing levels of volatility in the market. The model allocates to the nine sectors using a binary model, with sectors either included in the portfolio or entirely excluded. The analytical model does not attempt to determine relative weights versus the S&P 500® Index weights or relative to other sector weights; it simply seeks to determine whether or not each sector is positioned to produce positive absolute returns. Sectors that are included in the Index are equally weighted, with a maximum allocation per sector of 25% at time of rebalancing. When three or fewer sectors are represented, the remainder of the Index is allocated to an ETF that represents short-term U.S. Treasuries, up to 100%.

In times of extreme market weakness, both the Index and the fund have the ability to move partially or fully to short-term U.S. Treasuries.

The subadviser provides the adviser with a model portfolio monthly based on the Index. The adviser is responsible for final portfolio allocation decisions and for placing all transactions. The adviser monitors the fund’s allocations to the underlying securities and is responsible for rebalancing assets to maintain the target allocations among the ASRX-based ETFs and the Virtus Bond Fund, while taking into account any other factors the adviser may deem relevant, such as cash flow and/or timing considerations.

The subadviser to the Virtus Bond Fund is responsible for deciding which securities to purchase and sell for that fund.

The fund may also invest in stocks and high-quality, short-term securities.

Please see “More Information About Risks Related to Principal Investment Strategies” for information about the risks of investing in the fund.

72	Virtus AlphaSector Allocation Fund

Virtus AlphaSectorSM Rotation Fund

Fundamental Investment Objective:

The fund has an investment objective of seeking long-term capital appreciation.

Principal Investment Strategies:

The fund seeks to track the AlphaSector Rotation Index (“ASRX” or “Index”), a public index published by NASDAQ, through investment in exchange traded funds (ETFs). ASRX is an active index that may invest in the nine Select Sector SPDR® ETFs, representing the primary sectors of the S&P 500® Index, plus an ETF representing short-term U.S. Treasuries. Compilation of the Index is based on a proprietary quantitative model that seeks to evaluate “true” trends within each sector by adjusting for market noise and changing levels of volatility in the market. The model allocates to the nine sectors using a binary model, with sectors either included in the portfolio or entirely excluded. The analytical model does not attempt to determine relative weights versus the S&P 500® Index weights or relative to other sector weights; it simply seeks to determine whether or not each sector is positioned to produce positive absolute returns. Sectors that are included in the Index are equally weighted, with a maximum allocation per sector of 25% at time of rebalancing. When three or fewer sectors are represented, the remainder of the Index is allocated to an ETF that represents short-term U.S. Treasuries, up to 100%.

In times of extreme market weakness, both the Index and the fund have the ability to move partially or fully to short-term U.S. Treasuries.

The subadviser provides the adviser with a model portfolio monthly based on the Index. The adviser is responsible for final portfolio allocation decisions and for placing all transactions. The adviser monitors the fund’s allocations to the underlying securities and is responsible for rebalancing assets to maintain the target allocations among the ASRX-based ETFs, while taking into account any other factors the adviser may deem relevant, such as cash flow and/or timing considerations.

The fund may also invest in stocks and high-quality, short-term securities.

Please see “More Information About Risks Related to Principal Investment Strategies” for information about the risks of investing in the fund.

Virtus AlphaSector Rotation Fund	73

Virtus Alternatives Diversifier Fund

Non-Fundamental Investment Objective:

The fund is a fund of funds that has an investment objective of long-term capital appreciation.

Principal Investment Strategies:

The fund emphasizes low correlating asset classes in order to help reduce volatility and increase return potential. Applying an innovative, institutional-level approach to investing, the fund invests in a diversified portfolio of alternative asset classes including U.S. real estate, international real estate, global infrastructure, market neutral, natural resources, commodities, currencies and bank loans.

The fund seeks to achieve its objective by investing its assets in a mix of underlying affiliated mutual funds and exchange-traded funds (ETFs) (collectively, “underlying funds”) that employ diverse investment styles in alternative investment vehicles such as commodities, REITs, market neutral funds and others. The fund’s emphasis on diversification is intended to moderate volatility by limiting the effect of any one investment style. The purpose of the fund is to provide a packaged investment option with an emphasis on investment styles that have less correlation to traditional equity markets.

Under normal conditions, the fund allocates assets among underlying funds that invest principally in equity securities of issuers of any capitalization, including those of foreign issuers including emerging markets issuers. Although the fund does not concentrate its investments, certain of the underlying funds in which the fund invests may concentrate their investments in a particular industry or market sector, such as real estate, or may engage in short sales.

The adviser determines the combination of and allocation to the underlying funds based on the adviser’s assessment of the appropriate mix of risk and return characteristics to best meet the fund’s investment objective.

The adviser monitors the fund’s allocations to the underlying funds and may periodically rebalance assets in response to changing market or economic conditions, and investment opportunities.

The subadviser to each underlying fund is responsible for deciding which securities to purchase and sell for its respective underlying fund.

The fund may also invest in high-quality, short-term securities.

Temporary Defensive Strategy: If the adviser does not believe that market conditions are favorable to the fund’s principal investment strategies, the fund may take temporary defensive positions that are inconsistent with its principal strategies by investing in cash or money market instruments, including, but not limited to, U.S. Government obligations maturing within one year from the date of purchase. When this allocation happens, the fund may not achieve its investment objective.

Please see “More Information About Risks Related to Principal Investment Strategies” for information about the risks of investing in the fund. Please refer to “Additional Investment Techniques” for other investment techniques of the fund.

74	Virtus Alternatives Diversifier Fund

Virtus Bond Fund

Non-Fundamental Investment Objective:

The fund has an investment objective of high total return from both current income and capital appreciation.

Principal Investment Strategies:

The fund invests in a diversified portfolio of bonds. Under normal circumstances, the fund invests at least 80% of its assets in bonds, at least 65% of which are rated at the time of investment Baa3 or higher by Moody’s Investors Service or BBB- or higher by Standard & Poor’s Corporation. However, the fund may invest in high yield-high risk fixed income securities (junk bonds). As of December 31, 2009, the average rating of the fund’s portfolio was A1 or A+. “Bonds” are fixed income debt securities of various types of issuers, including corporate bonds, mortgage-backed and asset-backed securities, U.S. Government securities and other short-term instruments. The fund’s policy of investing 80% of its assets in bonds may be changed only upon 60 days’ written notice to shareholders.

The subadviser uses a value-driven style that focuses on issue and sector selection, measured interest rate anticipation and trading opportunities.

Securities selected for fund investment may be of any maturity or duration. Duration measures the interest rate sensitivity of a fixed income security by assessing and weighting the present value of a security’s payment pattern. Normally, the fund’s dollar-weighted average duration will vary between two and eight years. The subadviser may adjust the fund’s dollar-weighted average duration based on changing expectations for the federal funds rate, the shape of the yield curve, swap spreads, mortgage prepayments, credit spreads, and capital market liquidity. For instance, if the federal funds rate is expected to rise, the subadviser may choose to move the fund’s dollar-weighted average duration to the lower end of the band. Within this context, it is expected that the fund’s dollar-weighted average maturity will range between three and fifteen years. On December 31, 2009, the average duration of the fund’s securities was 4.62 years and the average effective maturity was 6.06 years. Typically, for a fund maintaining an average duration of 4.62 years, a one percent increase in interest rates would cause a 4.62% decrease in the value of the fund’s fixed income assets. Similarly, a one percent decrease in interest rates typically would cause the value of the fund’s fixed income assets to increase by 4.62%.

Securities may be reviewed for sale due to anticipated changes in interest rates, changes in the creditworthiness of issuers, or general financial or market developments.

The subadviser’s investment strategies may result in a higher portfolio turnover rate for the fund. A high portfolio turnover rate increases costs to the fund, negatively affects fund performance, and may increase capital gain distributions, resulting in greater tax liability to you.

Temporary Defensive Strategy: When the subadviser determines that market conditions warrant, the fund may take temporary defensive positions that are inconsistent with its principal investment strategies by investing, without limit, in cash and cash equivalents. In such instances, the fund may not achieve its investment objective.

Please see “More Information About Risks Related to Principal Investment Strategies” for information about the risks of investing in the fund. Please refer to “Additional Investment Techniques” for other investment techniques of the fund.

Virtus Bond Fund	75

Virtus CA Tax-Exempt Bond Fund

Non-Fundamental Investment Objective:

The fund has an investment objective to obtain a high level of current income exempt from California state and local income taxes, as well as federal income tax, consistent with the preservation of capital.

Principal Investment Strategies:

The fund invests in municipal securities that are tax exempt in California. California law requires that at least 50% of the fund’s assets be invested in California tax-exempt state and local issues or tax-exempt federal obligations at the end of each quarter of its taxable year in order to be eligible to pay dividends to California residents that are exempt from California income taxes. Under normal circumstances, as a matter of fundamental policy, the fund invests at least 80% of its assets in bonds, the income from which is exempt from California state income tax and federal income tax, and may invest 100% of its assets in such securities. The term “bonds” includes municipal bonds, notes and lease obligations and tax-exempt commercial paper. Issuers include states, territories and possessions of the United States and their political subdivisions, agencies, authorities and instrumentalities, including Puerto Rico, Guam and the U.S. Virgin Islands.

Debt obligations may be of any maturity and will be rated within the four highest rating categories by the nationally recognized statistical rating organizations at the time of investment, or if unrated, those that the adviser determines, pursuant to procedures reviewed and approved by the Board of Trustees, to be of comparable quality.

Securities are selected using an analytical approach that focuses on the relative value of the security considering its credit rating, and the security’s coupon rate, call features, maturity and average life.

Issuers are selected based on sector (utility, healthcare, transportation, etc.), and the geographic opportunity presented by areas and regions that are experiencing economic growth.

The portion of the fund’s assets not invested in tax-exempt securities may be invested in taxable fixed income securities. Income from these investments may be subject to federal, state and local taxes.

Temporary Defensive Strategy: When, in the adviser’s opinion, abnormal market or economic conditions warrant, the fund may take temporary defensive positions that are inconsistent with its principal investment strategies by holding taxable securities, retaining cash or investing part or all of its assets in cash equivalents. When this allocation happens, the fund may not achieve its investment objective.

Please see “More Information About Risks Related to Principal Investment Strategies” for information about the risks of investing in the fund.

76	Virtus CA Tax-Exempt Bond Fund

Virtus Foreign Opportunities Fund

Non-Fundamental Investment Objective:

The fund seeks long-term capital appreciation.

Principal Investment Strategies:

Under normal circumstances, at least 80% of the fund’s assets are invested in equity securities of issuers located outside the United States, including issuers in emerging markets countries. The fund intends to diversify its investments among countries and normally to have represented in the portfolio business activities of a number of different countries. At December 31, 2009, the fund was invested in issuers representing approximately 25 different countries. The fund’s policy of investing 80% of its assets in foreign equity securities may be changed only upon 60 days’ written notice to shareholders.

The fund will primarily hold securities of companies listed on a foreign securities exchange or quoted on an established foreign over-the-counter market, or American Depositary Receipts (“ADRs”). The fund typically invests in the securities of medium to large capitalization companies, but it is not limited to investing in the securities of companies of any particular size.

Generally, the subadviser uses a bottom-up stock and business analysis approach. The subadviser makes its assessments by examining companies one at a time, regardless of size, country of organization, place of principal business activity, or other similar selection criteria. The fund may invest substantially all of its assets in common stocks if the subadviser believes that common stocks will appreciate in value. The subadviser seeks to identify attractively valued companies whose businesses are highly profitable, have consistent operating histories and financial performance and enjoy generally favorable long-term economic prospects.

A company may be undervalued when, in the opinion of the subadviser, the company is selling for a price that is below its intrinsic worth. A company may be undervalued due to market or economic conditions, temporary earnings declines, unfavorable developments affecting the company or other factors. Such factors may include buying opportunities at attractive prices compared to the subadviser’s calculation of future earnings power. The subadviser believes that buying these securities at a price that is below their intrinsic worth may generate greater returns for the fund than those obtained by paying a premium price for companies currently in favor in the market.

Most of the fund’s assets are invested in equity securities of issuers in countries that are generally considered to have developed securities markets. The subadviser employs diversification by country and industry in an attempt to reduce risk.

The subadviser seeks to achieve attractive absolute returns that exceed the “normalized risk-free” rate, defined as the rate of return available on long-term government securities or their equivalent in each country in which the fund invests. Utilization of an “absolute” rather than a “relative” valuation yardstick is designed not only to achieve a satisfactory return over the risk-free rate over a full market cycle, but at the same time to seek safety of principal. The subadviser considers the riskiness of an investment to be a function of the issuer’s business rather than the volatility of its stock price.

In determining which portfolio securities to sell, the subadviser focuses on the operating results of the portfolio companies, not price quotations, to measure the success of an investment. In making sell decisions, the subadviser considers, among other things, whether a security’s price target has been met, whether there has been an overvaluation of the issuer by the market, whether there has been a clear deterioration of future earnings power and whether, in the subadviser’s opinion, there has been a loss of a long-term competitive advantage.

Temporary Defensive Strategy: If the subadviser does not believe that market conditions are favorable to the fund’s principal investment strategies, the fund may take temporary defensive positions that are inconsistent with its principal investment strategies by investing all of its assets in domestic and foreign short-term money market instruments, including government obligations, certificates of deposit, bankers’ acceptances, time deposits, commercial paper, short-term corporate debt securities and repurchase agreements. When this allocation happens, the fund may not achieve its investment objective.

Please see “More Information About Risks Related to Principal Investment Strategies” for information about the risks of investing in the fund. Please refer to “Additional Investment Techniques” for other investment techniques of the fund.

Virtus Foreign Opportunities Fund	77

Virtus Global Infrastructure Fund

Non-Fundamental Investment Objective:

The fund has an investment objective of seeking both capital appreciation and current income.

Principal Investment Strategies:

Under normal market conditions, the fund invests at least 80% of its assets in the equity securities of infrastructure companies that are located in three or more countries, one of which will be the United States. Infrastructure companies are issuers involved to a significant extent in providing energy, utility, transportation, communication, and other essential services to society and may include issuers that are structured as master limited partnerships (MLPs). Under normal market conditions, the fund will invest at least 25% of its assets in securities of U.S. issuers. The fund may invest in issuers of any capitalization.

Infrastructure companies provide essential services to society including (i) the generation, transmission, distribution or storage of electricity, oil, gas or water, (ii) the provision of telecommunications services, including telephone, cable television, satellite, and other communications activities; and (iii) the construction, operation, or ownership of airports, toll roads, railroads, ports, pipelines, or educational and healthcare facilities. A company will be deemed an infrastructure company if at least 50% of its assets, gross income or profits are committed to, or derived from, one or more of the activities in the areas described above. At December 31, 2009, the market capitalization of the issuers in which the fund was invested ranged from $1.2 billion to $165.4 billion. The fund’s policy of investing at least 80% of its assets in infrastructure companies may be changed only upon 60 days’ written notice to shareholders.

The fund may invest up to 20% of its assets in securities of issuers that are not infrastructure companies, including stocks, debt obligations, money market securities and money market mutual funds, as well as certain derivative instruments. When investing in debt obligations, the fund will invest primarily in investment grade debt obligations, although the fund may invest in high yield-high risk fixed income securities.

Temporary Defensive Strategy: If the subadviser believes that market conditions are not favorable to the fund’s principal strategies, the fund may take temporary defensive positions that are inconsistent with its principal investment strategies by holding cash or investing, without limit, in cash equivalents or other fixed income securities. When this allocation happens, the fund may not achieve its investment objective.

Please see “More Information About Risks Related to Principal Investment Strategies” for information about the risks of investing in the fund. Please refer to “Additional Investment Techniques” for other investment techniques of the fund.

78	Virtus Global Infrastructure Fund

Virtus Global Opportunities Fund

Non-Fundamental Investment Objective:

The fund has an investment objective of long-term capital appreciation.

Principal Investment Strategies:

Under normal circumstances, the fund invests in equity securities of issuers located throughout the world, including issuers in emerging markets countries and issuers in the United States. The fund intends to diversify its investments among countries and normally to have represented in the portfolio business activities of a number of different countries. At December 31, 2009, the fund was invested in issuers representing approximately 25 different countries.

The fund will primarily hold securities of companies listed on established securities exchanges or quoted on an established over-the-counter market. The fund typically invests in the securities of medium to large capitalization companies, but it is not limited to investing in the securities of companies of any particular size.

Generally, the subadviser uses a bottom-up stock and business analysis approach. The subadviser makes its assessments by examining companies one at a time, regardless of size, country of organization, place of principal business activity, or other similar investment criteria. The fund may invest substantially all of its assets in common stocks if the subadviser believes that common stocks will appreciate in value. The subadviser seeks to identify attractively valued companies whose businesses are highly profitable, have consistent operating histories and financial performance and enjoy generally favorable long-term economic prospects.

A company may be undervalued when, in the opinion of the subadviser, the company is selling for a price that is below its intrinsic worth. A company may be undervalued due to market or economic conditions, temporary earnings declines, unfavorable developments affecting the company or other factors. Such factors may include buying opportunities at attractive prices compared to the subadviser’s calculation of future earnings power. The subadviser believes that buying these securities at a price that is below their intrinsic worth may generate greater returns for the fund than those obtained by paying a premium price for companies currently in favor in the market.

Most of the fund’s assets are invested in equity securities of issuers in countries that are generally considered to have developed securities markets. The subadviser employs diversification by country and industry in an attempt to reduce risk.

The subadviser seeks to achieve attractive absolute returns that exceed the “normalized risk-free” rate, defined as the rate of return available on long-term government securities or their equivalent in each country in which the fund invests. Utilization of an “absolute” rather than a “relative” valuation yardstick is designed not only to achieve a satisfactory return over the risk-free rate over a full market cycle, but at the same time to seek safety of principal. The subadviser considers the riskiness of an investment to be a function of the issuer’s business rather than the volatility of its stock price.

In determining which portfolio securities to sell, the subadviser focuses on the operating results of the portfolio companies, not price quotations, to measure the success of an investment. In making sell decisions, the subadviser considers, among other things, whether a security’s price target has been met, whether there has been an overvaluation of the issuer by the market, whether there has been a clear deterioration of future earnings power and whether, in the subadviser’s opinion, there has been a loss of a long-term competitive advantage.

Temporary Defensive Strategy: If the subadviser does not believe that market conditions are favorable to the fund’s principal investment strategies, the fund may take temporary defensive positions that are inconsistent with its principal investment strategies by investing all of its assets in domestic and foreign short-term money market instruments, including government obligations, certificates of deposit, bankers’ acceptances, time deposits, commercial paper, short-term corporate debt securities and repurchase agreements. When this allocation happens, the fund may not achieve its investment objective.

Please see “More Information About Risks Related to Principal Investment Strategies” for information about the risks of investing in the fund. Please refer to “Additional Investment Techniques” for other investment techniques of the fund.

Virtus Global Opportunities Fund	79

Virtus Global Real Estate Securities Fund

Non-Fundamental Investment Objective:

The fund has a primary investment objective of long-term capital appreciation, with a secondary investment objective of income.

Principal Investment Strategies:

Under normal circumstances, the fund invests at least 80% of its assets in equity securities issued by U.S. and non-U.S companies of any capitalization that are principally engaged in the real estate industry, including common stock, preferred stock and other equity securities issued by real estate companies, such as real estate investment trusts (REITs) and similar REIT-like entities. An issuer is considered principally engaged in the real estate industry if at least 50% of its gross revenues or net profits come from the ownership, development, construction, financing, management or sale of real estate. Similar to a domestic REIT, a non-U.S. real estate company generally is not subject to corporate income tax in its home country if the REIT equivalent status is available, elected, and followed, which could include distributing a significant percentage of its net income each year to stockholders, and the company meets certain other regulatory requirements. The fund is not limited to investing only in REITs or REIT-like entities; however, it invests a significant portion of its assets in these types of issuers. The fund does not make direct investments in real estate. At December 31, 2009, the market capitalization range of the issuers in which the fund was invested was $500 million to $28 billion. The fund’s policy of investing 80% of its assets in real estate-related securities may be changed only upon 60 days’ written notice to shareholders.

Under normal market conditions, the fund expects to invest in a number of different countries and regions. The fund intends to diversify its investments among countries and regions and to normally have represented in the portfolio business activities of approximately 10 to 20 different countries. The fund may, at times, invest up to 80% of its assets in either U.S. REIT securities or non-U.S REIT-like companies. Additionally, the fund normally invests in real estate related securities of issuers in developed countries, however it may invest up to 20% of its assets in issuers incorporated in emerging market countries.

The fund concentrates its assets in the real estate industry and is non-diversified under federal securities laws.

In managing the fund’s portfolio, the subadviser utilizes an investment process that is primarily bottom-up in its approach, with an emphasis on superior stock selection over country and property sector allocation. The subadviser seeks to identify superior real estate companies by performing an in-depth fundamental business analysis on securities within the targeted investment universe, which includes a qualitative and quantitative assessment of management and operations, portfolio strategy and financial strength. Using proprietary valuation models, the subadviser seeks to identify undervalued companies or those companies that are selling for a price that is below the subadviser’s estimate of their intrinsic value. The portfolio construction process is guided by the outcomes of the company and valuation analytical work within the confines of a risk management overlay as it pertains to diversification, liquidity and other risk factors.

Securities are evaluated for sale if their market value exceeds the subadviser’s estimated value, if their financial performance is expected to decline or if the subadviser believes the issuer fails to adjust its strategy to the real estate market cycle.

Temporary Defensive Strategy: When the subadviser believes there are extraordinary risks associated with investment in real estate-related securities, the fund may take temporary defensive positions that are inconsistent with its principal investment strategies. When this allocation happens, the fund may not achieve its investment objectives.

Please see “More Information About Risks Related to Principal Investment Strategies” for information about the risks of investing in the fund. Please refer to “Additional Investment Techniques” for other investment techniques of the fund.

80	Virtus Global Real Estate Securities Fund

Virtus Greater Asia ex Japan Opportunities Fund

Non-Fundamental Investment Objective:

The fund seeks long-term capital appreciation.

Principal Investment Strategies:

Under normal circumstances, at least 80% of the fund’s assets are invested in equity or equity-linked securities of issuers located in Asia (excluding Japan), including issuers in emerging markets countries. The fund intends to diversify its investments among countries and normally to have represented in the portfolio business activities of a number of different countries. At December 31, 2009, the fund was invested in issuers representing approximately 15 different countries. The fund’s policy of investing 80% of its assets in Greater Asia equity securities may be changed only upon 60 days’ written notice to shareholders.

The fund will primarily hold securities of companies listed on a foreign securities exchange or quoted on an established foreign over-the-counter market, or American Depositary Receipts (“ADRs”). The fund typically invests in the securities of medium to large capitalization companies, but it is not limited to investing in the securities of companies of any particular size.

Generally, the subadviser uses a bottom-up stock and business analysis approach. The subadviser makes its assessments by examining companies one at a time, regardless of size, country of organization, place of principal business activity, or other similar selection criteria. The fund may invest substantially all of its assets in common stocks if the subadviser believes that common stocks will appreciate in value. The subadviser seeks to identify undervalued companies whose businesses are highly profitable, have consistent operating histories and financial performance and enjoy possible long-term economic prospects.

A company may be undervalued when, in the opinion of the subadviser, the company is selling for a price that is below its intrinsic worth. A company may be undervalued due to market or economic conditions, temporary earnings declines, unfavorable developments affecting the company or other factors. Such factors may include buying opportunities at attractive prices compared to the subadviser’s calculation of future earnings power. The subadviser believes that buying these securities at a price that is below their intrinsic worth may generate greater returns for the fund than those obtained by paying a premium price for companies currently in favor in the market.

Most of the fund’s assets are invested in equity securities of issuers in countries that are generally considered to have developed markets. The subadviser employs diversification by country and industry in an attempt to reduce risk.

The subadviser seeks to achieve attractive absolute returns that exceed the “normalized risk-free” rate, defined as the rate of return available on long-term government securities or their equivalent in each country in which the fund invests. Utilization of an “absolute” rather than a “relative” valuation yardstick is designed not only to achieve a satisfactory return over the risk-free rate, but at the same time to seek safety of principal. The subadviser considers the riskiness of an investment to be a function of the issuer’s business rather than the volatility of its stock price.

In determining which portfolio securities to sell, the subadviser focuses on the operating results of the portfolio companies, not price quotations, to measure the success of an investment. In making sell decisions, the subadviser considers, among other things, whether a security’s price target has been met, whether there has been an overvaluation of the issuer by the market, whether there has been a clear deterioration of future earnings power and whether, in the subadviser’s opinion, there has been a loss of a long-term competitive advantage.

Temporary Defensive Strategy: If the subadviser does not believe that market conditions are favorable to the fund’s principal investment strategies, the fund may take temporary defensive positions that are inconsistent with its principal investment strategies by investing all of its assets in domestic and foreign short-term money market instruments, including government obligations, certificates of deposit, bankers’ acceptances, time deposits, commercial paper, short-term corporate debt securities and repurchase agreements. When this allocation happens, the fund may not achieve its investment objective.

Please see “More Information About Risks Related to Principal Investment Strategies” for more information about the risks of investing in the fund. Please refer to “Additional Investment Techniques” for other investment techniques of the fund.

Virtus Greater Asia ex Japan Opportunities Fund	81

Virtus Greater European Opportunities Fund

Non-Fundamental Investment Objective:

The fund seeks long-term capital appreciation.

Principal Investment Strategies:

Under normal circumstances, at least 80% of the fund’s assets are invested in equity or equity-linked securities of issuers located in Europe, including issuers in emerging markets countries. The fund intends to diversify its investments among countries and normally to have represented in the portfolio business activities of a number of different countries. At December 31, 2009, the fund was invested in issuers representing approximately 18 different countries. The fund’s policy of investing 80% of its assets in European equity securities may be changed only upon 60 days’ written notice to shareholders.

The fund will primarily hold securities of companies listed on a foreign securities exchange or quoted on an established foreign over-the-counter market, or American Depositary Receipts (“ADRs”). The fund typically invests in the securities of medium to large capitalization companies, but it is not limited to investing in the securities of companies of any particular size.

Generally, the subadviser uses a bottom-up stock and business analysis approach. The subadviser makes its assessments by examining companies one at a time, regardless of size, country of organization, place of principal business activity, or other similar selection criteria. The fund may invest substantially all of its assets in common stocks if the subadviser believes that common stocks will appreciate in value. The subadviser seeks to identify undervalued companies whose businesses are highly profitable, have consistent operating histories and financial performance and enjoy possible long-term economic prospects.

A company may be undervalued when, in the opinion of the subadviser, the company is selling for a price that is below its intrinsic worth. A company may be undervalued due to market or economic conditions, temporary earnings declines, unfavorable developments affecting the company or other factors. Such factors may include buying opportunities at attractive prices compared to the subadviser’s calculation of future earnings power. The subadviser believes that buying these securities at a price that is below their intrinsic worth may generate greater returns for the fund than those obtained by paying a premium price for companies currently in favor in the market.

Most of the fund’s assets are invested in equity securities of issuers in countries that are generally considered to have developed markets. The subadviser employs diversification by country and industry in an attempt to reduce risk.

The subadviser seeks to achieve attractive absolute returns that exceed the “normalized risk-free” rate, defined as the rate of return available on long-term government securities or their equivalent in each country in which the fund invests. Utilization of an “absolute” rather than a “relative” valuation yardstick is designed to achieve not only a satisfactory return over the risk-free rate, but at the same time seek safety of principal. The subadviser considers the riskiness of an investment to be a function of the issuer’s business rather than the volatility of its stock price.

In determining which portfolio securities to sell, the subadviser focuses on the operating results of the portfolio companies, not price quotations, to measure the success of an investment. In making sell decisions, the subadviser considers, among other things, whether a security’s price target has been met, whether there has been an overvaluation of the issuer by the market, whether there has been a clear deterioration of future earnings power and whether, in the subadviser’s opinion, there has been a loss of a long-term competitive advantage.

Temporary Defensive Strategy: If the subadviser does not believe that market conditions are favorable to the fund’s principal investment strategies, the fund may take temporary defensive positions that are inconsistent with its principal investment strategies by investing all of its assets in domestic and foreign short-term money market instruments, including government obligations, certificates of deposit, bankers’ acceptances, time deposits, commercial paper, short-term corporate debt securities and repurchase agreements. When this allocation happens, the fund may not achieve its investment objective.

Please see “More Information About Risks Related to Principal Investment Strategies” for information about the risks of investing in the fund. Please refer to “Additional Investment Techniques” for other investment techniques of the fund.

82	Virtus Greater European Opportunities Fund

Virtus High Yield Fund

Non-Fundamental Investment Objective:

The fund has a primary investment objective to seek high current income and a secondary objective of capital growth.

Principal Investment Strategies:

Under normal circumstances, the fund invests at least 80% of its assets in a diversified portfolio of high yield fixed income securities. The fund’s policy of investing 80% of its assets in high yield fixed income securities may be changed only upon 60 days’ written notice to shareholders.

The subadviser uses an investment process that focuses on adding value through issue selection, sector/industry selection and opportunistic trading.

•

The subadviser evaluates market conditions in the context of broad macroeconomic trends. The subadviser generally overweights those sector/industries where well-valued companies can be identified and whose business profiles (and credit measures) are viewed to be improving.

•

The subadviser considers credit research an integral component of its higher quality high yield investment process. The manager invests across the credit rating spectrum with an emphasis on securities that are moving up the credit rating scale of a nationally recognized statistical rating organization and generally those rated Ba/BB and B/B by Moody’s Investors Service, Standard & Poor’s Corporation or Fitch, at the time of investment. If after the time of investment a security’s rating declines, the fund is not obligated to sell the security.

•	Principally, securities are selected from a broad universe of domestic high yield corporate bonds, although it may invest in other types of high yield securities.

The subadviser attempts to maintain the duration of the fund at a level similar to that of its style benchmark. Duration measures the interest rate sensitivity of a fixed income security by assessing and weighting the present value of the security’s payment pattern. Generally, the longer the maturity the greater the duration and, therefore, the greater effect interest rate changes have on the price of the security. On December 31, 2009, the modified adjusted duration of the Barclays Capital High Yield 2% Issuer Cap Index was 4.30 years; the modified adjusted duration of the fund was 3.86 years. Typically, for a fund maintaining a modified adjusted duration of 3.86 years, a one percent increase in interest rates would cause a 3.86% decrease in the value of the fund’s assets. Similarly, a one percent decrease in interest rates typically would cause the value of the fund’s assets to increase by 3.86%.

The subadviser’s investment strategies may result in a higher portfolio turnover rate for the fund. A high portfolio turnover rate increases transaction costs to the fund, negatively affects fund performance, and may increase capital gain distributions, resulting in greater tax liability to you.

Temporary Defensive Strategy: If the adviser believes that market conditions are not favorable to the fund’s principal strategies, the fund may take temporary defensive positions that are inconsistent with its principal investment strategies by holding cash or investing, without limit, in cash equivalents or other fixed income securities. When this allocation happens, the fund may not achieve its investment objectives.

Please see “More Information About Risks Related to Principal Investment Strategies” for information about the risks of investing in the fund. Please refer to “Additional Investment Techniques” for other investment techniques of the fund.

Virtus High Yield Fund	83

Virtus International Real Estate Securities Fund

Non-Fundamental Investment Objective:

The fund has a primary investment objective of long-term capital appreciation, with a secondary investment objective of income.

Principal Investment Strategies:

Under normal circumstances, the fund invests at least 80% of its assets in equity securities issued by non-U.S companies of any capitalization that are principally engaged in the real estate industry, including common stock, preferred stock and other equity securities issued by real estate companies, such as real estate investment trusts (REITs) and similar REIT-like entities. An issuer is considered principally engaged in the real estate industry if at least 50% of its gross revenues or net profits come from the ownership, development, construction, financing, management or sale of real estate. Similar to a domestic REIT, a non-U.S. real estate company generally is not subject to corporate income tax in its home country, if the REIT equivalent status is available, elected, and followed, which could include distributing a significant percentage of its net income each year to stockholders, and the company meets certain other regulatory requirements. The fund is not limited to investing only in REITs or REIT-like entities; however, it invests a significant portion of its assets in these types of issuers. The fund does not make direct investments in real estate. At December 31, 2009, the market capitalization range of the issuers in which the fund was invested was $500 million to $26 billion. The fund’s policy of investing 80% of its assets in real estate-related securities may be changed only upon 60 days’ written notice to shareholders.

Under normal market conditions, the fund expects to invest in a number of different countries and regions. The fund intends to diversify its investments among countries and regions and normally to have represented in the portfolio business activities of approximately 10 to 20 different countries. The fund may, at times, invest up to 20% of its assets in U.S. REIT securities. Additionally, the fund normally invests in real estate related securities of issuers in developed countries, however it may invest up to 20% of its assets in issuers incorporated in emerging market countries.

The fund concentrates its assets in the real estate industry and is non-diversified under federal securities laws.

In managing the fund’s portfolio, the subadviser utilizes an investment process that is primarily bottom-up in its approach, with an emphasis on superior stock selection over country and property sector allocation. The subadviser seeks to identify superior real estate companies by performing an in-depth fundamental business analysis on securities within the targeted investment universe, which includes a qualitative and quantitative assessment of management and operations, portfolio strategy and financial strength. Using proprietary valuation models, the subadviser seeks to identify undervalued companies or those companies that are selling for a price that is below the subadviser’s estimate of their intrinsic value. The portfolio construction process is guided by the outcomes of the company and valuation analytical work within the confines of a risk management overlay as it pertains to diversification, liquidity and other risk factors.

Securities are evaluated for sale if their market value exceeds the subadviser’s estimated value, if their financial performance is expected to decline or if the subadviser believes the issuer fails to adjust its strategy to the real estate market cycle.

Temporary Defensive Strategy: When the subadviser believes there are extraordinary risks associated with investment in real estate-related securities, the fund may take temporary defensive positions that are inconsistent with its principal investment strategies. When this allocation happens, the fund may not achieve its investment objectives.

Please see “More Information About Risks Related to Principal Investment Strategies” for information about the risks of investing in the fund. Please refer to “Additional Investment Techniques” for other investment techniques of the fund.

84	Virtus International Real Estate Securities Fund

Virtus Market Neutral Fund

Non-Fundamental Investment Objective:

The fund has an investment objective to seek long-term capital appreciation while maintaining minimal portfolio exposure to general equity market risk.

Principal Investment Strategies:

The goal of market neutral investing is to generate returns that are independent of the direction of the stock market. The fund attempts to maintain minimal exposure to general market risk by always having both long and short positions in stocks. The fund has a long position when it owns the security and has “sold short” a position when it sells a security it does not own. When the fund has “sold short,” it must borrow the security in order to settle the sale and buy the security at a later date to pay back the lender. The fund must maintain collateral at least equal to the current market value of the security sold short. The fund will not make a short sale if the market value of all short positions would exceed 100% of the value of the fund’s net assets giving effect to such sale.

The fund strives to have long positions in stocks that the subadviser believes will outperform the market and short positions in stocks that the subadviser believes will underperform the market. Under normal circumstances, the fund seeks to maintain a balance between investments that are expected to benefit from a general rise in stock prices and investments that are expected to benefit from a general stock market decline.

The fund utilizes proprietary stock selection models that are designed to predict relative attractiveness of stocks. The models collect fundamental data such as earnings, dividends, cash flow, revenues and book value. The fundamental data is then used to analyze characteristics such as growth prospects, valuation and momentum. Each stock is then given a score. The fund strives to profit by purchasing stocks that have relatively high scores and selling short stocks that have relatively low scores. The investment team exploits the benefits of quantitative analysis, but also employs a fundamental approach in their stock selection process.

In selecting stocks of any capitalization for investment, the fund uses a blended strategy, investing in both growth and value stocks of U.S. and foreign issuers of any capitalization, including those in emerging markets countries. At December 31, 2009, the market capitalization range of the issuers in which the fund held long positions was $233.8 million to $177.2 billion and the market capitalization range of the issuers in which the fund held short positions was $331.1 million to $322.7 billion.

In addition to purchasing or selling short individual securities, the fund may purchase or sell short any type of future or option related to such securities.

The fund may also invest in exchange-traded funds (ETFs).

The fund seeks a total return greater than the return on three-month U.S. Treasury Bills.

The fund’s turnover rate is expected to be higher than 100%. A high portfolio turnover rate increases brokerage and other transaction costs to the fund, negatively affects fund performance, and may increase capital gain distributions, resulting in greater tax liability to you.

Please see “More Information About Risks Related to Principal Investment Strategies” for information about the risks of investing in the fund. Please refer to “Additional Investment Techniques” for other investment techniques of the fund.

Virtus Market Neutral Fund	85

Virtus Multi-Sector Fixed Income Fund

Non-Fundamental Investment Objective:

The fund has an investment objective to maximize current income while preserving capital.

Principal Investment Strategies:

Under normal circumstances, the fund invests at least 80% of its assets in the following sectors of fixed income securities:

•

Securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities, including collateralized mortgage obligations (“CMOs”), real estate mortgage investment conduits (“REMICs”) and other pass-through securities;

•	Debt securities issued by foreign issuers, including foreign governments and their political subdivisions and issuers located in emerging market countries;

•

Investment grade securities, which are securities with credit ratings within the four highest rating categories of a nationally recognized statistical rating organization, or if unrated, those that the subadviser determines, pursuant to procedures reviewed and approved by the Board of Trustees, are of comparable quality, including short-term securities; and

•	High yield-high risk fixed income securities of U.S. issuers (so-called “junk bonds”).

The fund may invest in all or some of these sectors. If after the time of investment the rating declines, the fund is not obligated to sell the security. The fund’s policy of investing 80% of its assets in fixed income securities may be changed only upon 60 days’ written notice to shareholders.

Securities are selected using a sector rotation approach. The subadviser seeks to adjust the proportion of fund investments in the sectors described above and the selections within sectors to obtain higher relative returns. Sectors are analyzed by the subadviser for attractive values. Securities within sectors are selected based on general economic and financial conditions, and the issuer’s business, management, cash, assets, earnings and stability. Securities selected for investment are those that the subadviser believes offer the best potential for total return based on risk-reward tradeoff.

The fund manages duration utilizing a duration neutral strategy. Duration measures the interest rate sensitivity of a fixed income security by assessing and weighting the present value of the security’s payment pattern. Generally the longer the maturity the greater the duration and, therefore, the greater effect interest rate changes have on the price of the security. Under normal circumstances, the fund’s average duration is maintained at a level similar to that of its benchmark, the Barclays Capital U.S. Aggregate Bond Index. On December 31, 2009, the modified adjusted duration of the Barclay’s Capital U.S. Aggregate Bond Index was 4.57 years; the modified adjusted duration of the fund was 3.64 years. Typically, for a fund maintaining a modified adjusted duration of 3.64 years, a one percent increase in interest rates would cause a 3.64% decrease in the value of the fund’s fixed income assets. Similarly, a one percent decrease in interest rates typically would cause the value of the fund’s fixed income assets to increase by 3.64%.

Temporary Defensive Strategy: During periods of rising interest rates, unstable pricing and currency exchange, or in response to extreme market fluctuations, the subadviser, at its discretion, may take temporary defensive positions that are inconsistent with its principal investment strategies by investing part or all of the fund’s assets in cash or cash equivalents. When this allocation happens, the fund may not achieve its investment objective.

Please see “More Information About Risks Related to Principal Investment Strategies” for information about the risks of investing in the fund. Please refer to “Additional Investment Techniques” for other investment techniques of the fund.

86	Virtus Multi-Sector Fixed Income Fund

Virtus Multi-Sector Short Term Bond Fund

Fundamental Investment Objective:

The fund has an investment objective to provide high current income while attempting to limit changes in the fund’s net asset value per share caused by interest rate changes.

Principal Investment Strategies:

Under normal circumstances, the fund invests at least 80% of its assets in bonds. “Bonds” are fixed income debt obligations of various types of issuers. Principally, the fund invests in investment-grade securities which are rated at the time of investment BBB or above by Standard & Poor’s Corporation or Duff & Phelps Credit Rating Company or Baa or above by Moody’s Investors Service or if unrated, those that the subadviser determines, pursuant to procedures reviewed and approved by the Board of Trustees, to be of comparable quality. The fund may continue to hold securities whose credit quality falls below investment grade.

The fund seeks to achieve its objective by investing in a diversified portfolio of primarily short-term fixed income securities having an expected dollar-weighted average maturity of three years or less and that are in one of the following market sectors:

•

Securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities, including collateralized mortgage obligations (“CMOs”), real estate mortgage investment conduits (“REMICs”) and other pass-through securities;

•	Debt securities issued by foreign issuers, including foreign governments and their political subdivisions, and issuers located in emerging markets;

•	Investment-grade securities; and

•	High yield-high risk fixed income securities (so-called “junk bonds”).

The fund may invest in all or some of these sectors. The fund’s policy of investing 80% of its assets in bonds may be changed only upon 60 days’ written notice to shareholders.

Securities are selected using a sector rotation approach. The subadviser seeks to adjust the proportion of fund investment in the sectors described above and the selections within sectors to obtain higher relative returns. Sectors are analyzed by the subadviser for attractive values. Securities within sectors are selected based on general economic and financial conditions, and the issuer’s business, management, cash, assets, earnings and stability. Securities selected for investment are those that the subadviser believes offer the best potential for total return based on risk-reward tradeoff.

The fund manages duration utilizing a duration neutral strategy. Duration measures the interest rate sensitivity of a fixed income security by assessing and weighting the present value of the security’s payment pattern. Generally the longer the maturity, the greater the duration and, therefore, the greater effect interest rate changes have on the price of the security. Under normal circumstances, the fund’s average duration will range from one to three years. As of December 31, 2009, the modified adjusted duration of the fund’s benchmark, the BofA Merrill Lynch 1-2.99 Year Medium Quality Corporate Bonds Index was 1.77 years.

Temporary Defensive Strategy: During periods of rising interest rates, unstable pricing and currency exchange, or in response to extreme market fluctuations, the subadviser, at its discretion, may take temporary defensive positions that are inconsistent with its principal investment strategies by investing part or all of the fund’s assets in cash or cash equivalents. When this allocation happens, the fund may not achieve its investment objective.

Please see “More Information About Risks Related to Principal Investment Strategies” for information about the risks of investing in the fund. Please refer to “Additional Investment Techniques” for other investment techniques of the fund.

Virtus Multi-Sector Short Term Bond Fund	87

Virtus Real Estate Securities Fund

Fundamental Investment Objective:

The fund has an investment objective of capital appreciation and income with approximately equal emphasis.

Principal Investment Strategies:

Under normal circumstances, the fund invests at least 80% of its assets in publicly-traded real estate investment trusts (REITs) and companies that are principally engaged in the real estate industry. An issuer is considered principally engaged in the real estate industry if at least 50% of its gross revenues or net profits come from the ownership, development, construction, financing, management or sale of real estate. The fund, however, does not make direct investments in real estate. The fund’s policy of investing 80% of its assets in real estate-related securities may be changed only upon 60 days’ written notice to shareholders.

The fund concentrates its assets in the real estate industry and is non-diversified under federal securities laws.

The fund invests principally in equity REITs. Generally, REITs are publicly-traded companies that manage portfolios of real estate in an effort to earn profits for shareholders through investments in commercial and residential real estate. Equity REITs own real estate directly. The fund may invest in issuers of any capitalization. At December 31, 2009, the market capitalization range of the issuers in which the fund was invested was $98.1 million to $22.6 billion.

The subadviser uses a blended approach in its security selection process, combining a pursuit of growth and value. Securities are selected using a two-tiered screening process. First the subadviser screens the universe of eligible securities for those that it believes offer the potential for reasonably-priced initial appreciation, continued dividend growth and that show signs the issuer is an efficient user of capital. Securities that survive this screening are further evaluated based on interviews and fundamental research that focus on the issuer’s strength of management and property, financial and performance reviews.

Securities are evaluated for sale if their market value exceeds the subadviser’s estimated value, if its financial performance is expected to decline or if the subadviser believes the security’s issuer fails to adjust its strategy to the real estate market cycle.

Temporary Defensive Strategy: When the subadviser believes there are extraordinary risks associated with investment in real estate-related securities, the fund may take temporary defensive positions that are inconsistent with its principal investment strategies by investing up to 100% of its assets in short-term investments such as money market instruments, repurchase agreements, certificates of deposits and bankers’ acceptances. When this allocation happens, the fund may not achieve its investment objective.

Please see “More Information About Risks Related to Principal Investment Strategies” for information about the risks of investing in the fund. Please refer to “Additional Investment Techniques” for other investment techniques of the fund.

88	Virtus Real Estate Securities Fund

Virtus Senior Floating Rate Fund

Non-Fundamental Investment Objective:

The fund has an investment objective of high total return from both current income and capital appreciation.

Principal Investment Strategies:

The fund will pursue its investment objectives primarily through investment in a portfolio of senior floating rate loans (“Senior Loans”) made to U.S. and foreign borrowers that are corporations, partnerships and other business entities (“Borrower”). Under normal circumstances, the fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in a portfolio of Senior Loans. Such loans may be structured to include both term loans, which are generally fully funded at the time of the fund’s investment, and revolving credit facilities or delayed draw term loans, which would require the fund to make additional investments in the loans as required under the terms of the credit facility. The fund’s policy of investing 80% of its assets in a portfolio of Senior Loans may be changed only upon 60 days’ written notice to shareholders.

Senior Loans generally hold the most senior position in the capitalization structure of the Borrower. Interest rates on Senior Loans generally float daily or adjust periodically at a margin above a generally recognized base rate, such as the London Inter-Bank Offered Rate (LIBOR), the prime rate offered by one or more major U.S. banks, or the certificate of deposit rate. The fund will purchase Senior Loans primarily through assignments, but may also purchase participation interests in Senior Loans. An assignment represents a portion of a Senior Loan attributable to a lender. With an assignment, the fund becomes a lender for purposes of the underlying loan documentation with the Borrower. Participation interests are issued by a lender or other financial institution and represent a fractional interest in a Senior Loan. With participation interests, the fund does not become a lender under the original loan documentation.

The Fund may invest without limitation and generally intends to invest a substantial portion of its assets in Senior Loans rated below investment grade by established rating agencies (e.g., Standard & Poor’s Corporation and Moody’s Investors Service) (also known as junk bonds) or that are unrated but considered by the subadviser to be of comparable quality. The subadviser relies, to a significant degree, on its own credit analysis and analysis performed by third parties, rather than rating agency determinations.

The fund may purchase derivative instruments, including, but not limited to, options, futures contracts, credit linked notes, and swaps.

The fund may invest in subordinated Senior Loans, unsecured Senior Loans, adjustable rate loans, structured notes, fixed-rate obligations and other debt securities.

The fund may invest up to 15% of total assets in U.S. and non-U.S. dollar denominated foreign securities and foreign Senior Loans, including yankee bonds.

The fund may borrow an amount up to 33 1/3% of it total assets (including the amount borrowed). The fund may borrow for investment purposes, to meet repurchase requests and for temporary, extraordinary or emergency purposes. To the extent the fund borrows more money than its cash or short-term cash equivalents and invests the proceeds in Senior Loans, the Fund will create financial leverage. It will do so only when it expects to be able to invest the proceeds at a higher rate of return than its cost of borrowing. The use of borrowing for investment purposes increases both investment opportunity and investment risk.

The subadviser’s investment process is fundamentally driven and employs a value approach. The subadviser seeks to identify attractive industries, themes, and risk levels. The subadviser performs extensive credit and company analysis, i.e. management, loan structure, and financials, in its security selection process, which focuses on higher quality companies within each rating tier. The portfolio construction process utilizes both macro economic and fundamental analysis, and emphasizes portfolio diversification.

Temporary Defensive Strategy: When the subadviser determines that market conditions warrant, the fund may take temporary defensive positions that are inconsistent with its principal investment strategies by investing, without limit, in cash and cash equivalents. In such instances, the fund may not achieve its investment objective.

Please see “More Information About Risks Related to Principal Investment Strategies” for information about the risks of investing in the fund. Please refer to “Additional Investment Techniques” for other investment techniques of the fund.

Virtus Senior Floating Rate Fund	89

More Information About Risks Related to Principal Investment Strategies

Each of the funds may not achieve its objectives, and each is not intended to be a complete investment program.

Generally, the value of a fund’s investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of such fund’s investments decreases, you will lose money.

Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected and investments may fail to perform as the adviser or subadviser expects. As a result, the value of your shares may decrease.

Specific risks of investing in the funds are identified in the below table and described in detail following the table.

Risks	Virtus Alpha- SectorSM Alloca- tion Fund	Virtus Alpha- SectorSM Rotation Fund	Virtus Alter- natives Diversifier Fund	Virtus Bond Fund	Virtus CA Tax- Exempt Bond Fund	Virtus Foreign Oppor- tunities Fund	Virtus Global Infra- structure Fund	Virtus Global Oppor- tunities Fund	Virtus Global Real Estate Securities	Virtus Greater Asia ex Japan Oppor- tunities Fund	Virtus Greater European Oppor- tunities Fund	Virtus High Yield Fund	Virtus Inter- national Real Estate Securities Fund	Virtus Market Neutral Fund	Virtus Multi- Sector Fixed Income Fund	Virtus Multi- Sector Short Term Bond Fund	Virtus Real Estate Securities Fund	Virtus Senior Floating Rate Fund
Affiliated Fund			X
Allocation			X
Borrowing			X															X
Commodity			X
Debt Securities	X		X	X	X		X					X			X	X		X
Credit	X		X	X	X		X					X			X	X		X
Interest Rate	X		X	X	X		X					X			X	X		X
Liquidity			X															X
Long-Term Maturities/Durations				X	X							X			X
Unrated Fixed Income Securities			X		X													X
Derivatives			X				X											X
Equity REIT Securities			X						X				X				X
Equity Securities	X	X	X			X	X	X	X	X	X		X	X			X
Growth Stocks								X
Large Market Capitalization Companies	X	X	X			X	X	X	X	X	X		X	X			X
Small and Medium Market Capitalization Companies	X	X	X			X	X	X	X	X	X		X	X			X
Exchange-Traded Funds (“ETFs”)	X	X	X											X
Foreign Investing			X			X	X	X	X	X	X		X	X	X	X		X
Currency Rate			X			X	X	X	X	X	X		X	X	X	X		X
Emerging Market Investing			X			X		X	X	X	X		X	X	X	X
Foreign Currency Transactions									X				X	X
Fund of Funds			X
Futures and Options														X
Geographic Concentration			X		X				X	X	X		X
High Yield-High Risk Securities (Junk Bonds)			X	X								X			X	X		X
Income			X				X
Industry/Sector Concentration			X				X		X			X	X				X
Infrastructure-Related Investment			X				X
Loan Participations																		X
Market Volatility	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X
Master Limited Partnership (“MLP”)			X				X
Mortgage-Backed and Asset-Backed Securities				X								X			X	X
Municipal Bond Market					X

90	Virtus Mutual Funds

Risks	Virtus Alpha- SectorSM Alloca- tion Fund	Virtus Alpha- SectorSM Rotation Fund	Virtus Alter- natives Diversifier Fund	Virtus Bond Fund	Virtus CA Tax- Exempt Bond Fund	Virtus Foreign Oppor- tunities Fund	Virtus Global Infra- structure Fund	Virtus Global Oppor- tunities Fund	Virtus Global Real Estate Securities	Virtus Greater Asia ex Japan Oppor- tunities Fund	Virtus Greater European Oppor- tunities Fund	Virtus High Yield Fund	Virtus Inter- national Real Estate Securities Fund	Virtus Market Neutral Fund	Virtus Multi- Sector Fixed Income Fund	Virtus Multi- Sector Short Term Bond Fund	Virtus Real Estate Securities Fund	Virtus Senior Floating Rate Fund
Mutual Fund Investing	X	X	X
Non-Diversification			X						X				X				X
Preferred Stock			X				X
Short Sales			X											X
Short-Term Investments	X	X
Tax-Exempt Securities					X
Tax Liability					X
U.S. Government Securities	X	X		X								X			X	X

In order to determine which risks are principal risks for a fund, please refer to the table above.

Affiliated Fund Risk

The fund’s adviser has the authority to select and substitute affiliated and/or unaffiliated mutual funds to serve as underlying funds, which may create a conflict of interest because the adviser receives fees from affiliated funds, some of which pay the adviser more than others. However, as a fiduciary to the fund the adviser is obligated to act in the fund’s best interest when selecting underlying funds.

Allocation Risk

A fund’s investment performance depends, in part, upon how its assets are allocated and reallocated by its adviser. If the fund’s exposure to equities and fixed income securities, or to different asset classes, deviates from the adviser’s intended allocation, or if the fund’s allocation is not optimal for market conditions at a given time, the fund’s performance may suffer.

Borrowing Risk

When a fund borrows money, it is required to maintain continuous asset coverage (total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed. If the asset coverage declines, for example as a result of market fluctuations, the fund may be required to sell some of its portfolio holdings quickly to reduce the debt and restore the required asset coverage, even though it may be disadvantageous from an investment standpoint to do so. Borrowing may exaggerate the effect on the fund’s net asset value of any increase or decrease in the market value of the portfolio. Money borrowed will be subject to interest costs that may or may not be offset by appreciation of the securities purchased. The fund also may be subject to other conditions or fees that would increase the cost of borrowing over the stated interest rate. The various costs of borrowing may therefore ultimately exceed the income from investments made with such leverage.

Commodity Risk

Investments by the fund in commodities or commodity-linked instruments may subject the fund’s portfolio to greater volatility than investments in traditional securities. The value of commodity-linked instruments may be affected by overall market movements, changes in interest rates or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. Individual commodity prices can fluctuate widely over short time periods. Commodity investments typically do not have dividends or income and are dependent on price movements to generate returns. Commodity price movements can deviate from equity and fixed income price movements. The means by which the fund seeks exposure to commodities, both directly and indirectly through derivatives, may be limited by the fund’s intention to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended.

Virtus Mutual Funds	91

Debt Securities Risk

Debt securities are subject to various risks, the most prominent of which are credit risk and interest rate risk. These risks can affect a security’s price volatility to varying degrees, depending upon the nature of the instrument. Risks associated with investing in debt securities include the following:

•

Credit Risk. The risk that the issuer of a security will fail to pay interest or principal in a timely manner, or that negative perceptions of the issuer’s ability to make such payments will cause the price of the security to decline. Debt securities rated below investment-grade are especially susceptible to this risk. Senior Floating Rate Fund: Generally, Senior Loans are less susceptible to this risk than certain other types of fixed income securities, because the payment of principal and interest on Senior Loans will take precedence over other payment obligations of the borrower.

•

Interest Rate Risk. The values of debt securities usually rise and fall in response to changes in interest rates. Declining interest rates generally increase the value of existing debt instruments, and rising interest rates generally decrease the value of existing debt instruments. Changes in a debt instrument’s value usually will not affect the amount of interest income paid to the fund, but will affect the value of the fund’s shares. Interest rate risk is generally greater for investments with longer maturities.

Certain securities pay interest at variable or floating rates. Variable rate securities reset at specified intervals, while floating rate securities reset whenever there is a change in a specified index rate. In most cases, these reset provisions reduce the effect of changes in market interest rates on the value of the security. However, some securities do not track the underlying index directly, but reset based on formulas that can produce an effect similar to leveraging; others may also provide for interest payments that vary inversely with market rates. The market prices of these securities may fluctuate significantly when interest rates change.

Some investments give the issuer the option to call or redeem an investment before its maturity date. If an issuer calls or redeems an investment during a time of declining interest rates, the fund might have to reinvest the proceeds in an investment offering a lower yield, and therefore it might not benefit from any increase in value as a result of declining interest rates.

•	Limited Voting Rights. Debt securities typically do not provide any voting rights, except in cases when interest payments have not been made and the issuer is in default.

•	Liquidity. Certain debt securities may be substantially less liquid than many other securities, such as U.S. Government securities or common stocks.

•

Long-Term Maturities/Durations Risk. The risk that fixed income securities with longer maturities or durations may be subject to greater price fluctuations due to interest rate, tax law, and general market changes than securities with shorter maturities or durations.

•

Redemption Risk. Debt securities sometimes contain provisions that allow for redemption in the event of tax or security law changes, in addition to call features at the option of the issuer. In the event of a redemption, a fund may not be able to reinvest the proceeds at comparable rates of return.

Derivatives Risk

Derivatives typically involve greater risks than traditional investments. It is generally more difficult to ascertain the risk of, and to properly value, derivative contracts. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Derivatives are usually less liquid than traditional securities and are subject to counterparty risk (the risk that the other party to the contract will default or otherwise not be able to perform its contractual obligations). In addition, some derivatives transactions may involve potentially unlimited losses. Derivative contracts entered into for hedging purposes may also subject the fund to losses if the contracts do not correlate with the assets, indexes or rates they were designed to hedge. Gains and losses derived from hedging transactions are, therefore, more dependent upon the subadviser’s ability to correctly predict the movement of the underlying asset prices, indexes or rates. The fund’s use of derivatives may also increase the amount of taxes payable by shareholders.

92	Virtus Mutual Funds

Equity REIT Securities Risk

The value of securities in the real estate industry can be affected by changes in real estate values and rental income, property taxes, interest rates, and tax and regulatory requirements. Investing in equity Real Estate Investment Trusts (REITs) and REIT-like entities involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. REITs and REIT- like entities are dependent upon management skill, may not be diversified, and are subject to heavy cash flow dependency and self-liquidation. REITs and REIT-like entities also are subject to the possibility of failing to qualify for tax-free pass-through of income. Also, because REITs and REIT-like entities typically are invested in a limited number of projects or in a particular market segment, these entities are more susceptible to adverse developments affecting a single project or market segment than more broadly diversified investments. In the event of a default by a borrower or lessee, a REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments. In addition, investment in REITs could cause the fund to possibly fail to qualify as a regulated investment company.

Equity Securities Risk

Generally, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, equity securities will respond to events that affect entire financial markets or industries (such as changes in inflation or consumer demand) and to events that affect particular issuers (such as news about the success or failure of a new product). Equity securities also are subject to “stock market risk,” meaning that stock prices in general may decline over short or extended periods of time. When the value of the stocks held by the fund goes down, the value of the fund’s shares will be affected.

•

Growth Stocks. The risk that the fund’s focus on growth investing will cause the fund to underperform when growth investing is out of favor, or that the fund’s investments will not appreciate as anticipated. Growth investing may increase the volatility of the fund’s share price.

•

Large Market Capitalization Companies. The risk that the value of investments in larger companies may not rise as much as smaller companies, or that larger companies may be unable to respond quickly to competitive challenges, such as changes in technology and consumer tastes.

•

Small and Medium Market Capitalization Companies. Small and medium-sized companies often have narrower markets, fewer products or services to offer, and more limited managerial and financial resources than larger, more established companies. As a result, the performance of small and medium-sized companies may be more volatile, and they may face a greater risk of business failure, which could increase the volatility and risk of loss to the fund.

Exchange-Traded Funds (“ETFs”) Risk

ETFs invest in a portfolio of securities designed to track a particular market segment or index. The risks associated with investing in ETFs generally reflect the risks of owning shares of the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities. Assets invested in ETFs incur a layering of expenses, including operating costs and advisory fees that fund shareholders indirectly bear; such expenses may exceed the expenses the fund would incur if it invested directly in the underlying portfolio of securities the ETF is designed to track. Shares of ETFs trade on a securities exchange and may trade at, above, or below their net asset value.

Foreign Investing Risk

Investing in securities of non-U.S. companies involves special risks and considerations not typically associated with investing in U.S. companies, and the values of non-U.S. securities may be more volatile than those of U.S. securities. The values of non-U.S. securities are subject to economic and political developments in countries and regions where the issuers operate or are domiciled, or where the securities are traded, such as changes in economic or monetary policies, and to changes in currency exchange rates. Values may also be affected by restrictions on receiving the investment proceeds from a non-U.S. country.

In general, less information is publicly available about non-U.S. companies than about U.S. companies. Non-U.S. companies are generally not subject to the same accounting, auditing and financial reporting standards as are U.S. companies. Certain foreign issuers classified as passive foreign investment companies may be subject to additional taxation risk.

Virtus Mutual Funds	93

•

Currency Rate Risk. Because the foreign securities in which the fund invests generally trade in currencies other than the U.S. dollar, changes in currency exchange rates will affect the fund’s net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities. Because the value of the fund’s shares is calculated in U.S. dollars, it is possible for the fund to lose money by investing in a foreign security if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of the fund’s holdings goes up. Generally, a strong U.S. dollar relative to such other currencies will adversely affect the value of the fund’s holdings in foreign securities.

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Emerging Market Investing Risk. The risks of foreign investments are generally greater in countries whose markets are still developing than they are in more developed markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Since these markets are often small, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. They may also have policies that restrict investment by foreigners, or that prevent foreign investors from withdrawing their money at will. Certain emerging markets may also face other significant internal or external risks, including the risk of war and civil unrest. For all of these reasons, investments in emerging markets may be considered speculative.

To the extent that a fund invests a significant portion of its assets in a particular emerging market, the fund will be more vulnerable to financial, economic, political and other developments in that country, and conditions that negatively impact that country will have a greater impact on the fund as compared with a fund that does not have its holdings concentrated in a particular country.

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Foreign Currency Transactions. The fund may engage in foreign currency transactions, including foreign currency forward contracts, options, swaps and other similar strategic transactions in connection with its investments in securities of non-U.S. companies. These transactions are designed to hedge the fund’s exposure to foreign currency risks; however, such investments may not prove successful or may have the effect of limiting gains from favorable market movements.

Fund of Funds Risk

Achieving the fund’s objective will depend on the performance of the underlying mutual funds, which depends on the particular securities in which the underlying mutual funds invest. Indirectly, the fund is subject to all risks associated with the underlying mutual funds. Since the fund’s performance depends on that of each underlying mutual fund, it may be subject to increased volatility.

Assets invested in other mutual funds incur a layering of expenses, including operating costs, advisory fees and administrative fees that you, as a shareholder in the fund, indirectly bear. Such fees and expenses may exceed the fees and expensive the fund would have incurred if it invested in the underlying fund’s assets directly. As the underlying funds or the fund’s allocations among the underlying funds change from time to time, or to the extent that the expense ratio of the underlying funds changes, the weighted average operating expenses borne by the fund may increase or decrease. If the fund invests in closed-end funds, it may incur added expenses such as additional management fees and trading costs.

The underlying funds may change their investment objective or policies without the approval of the fund, and the fund might be forced to withdraw its investment from the underlying fund at a time that is unfavorable to the fund.

Each underlying fund may be subject to risks other than those described because the types of investments made by an underlying fund can change over time. For further description of the risks associated with the underlying funds, please consult the underlying funds’ prospectus.

Futures and Options Risk

Futures and options involve market risk in excess of their value. The use of futures or options may result in larger losses or smaller gains than the use of more traditional investments. The prices of futures and options and the price

94	Virtus Mutual Funds

movements of the securities that the future or option is intended to simulate may not correlate well, and the fund’s success in using futures and options will be dependent upon the subadviser’s ability to correctly predict such price movements.

Liquidity of futures and options markets can be adversely affected by market factors, and the prices of such securities may move in unexpected ways. If the fund cannot close out a futures position, it may be compelled to continue to make daily cash payments to the broker to meet margin requirements, thus increasing transaction costs. Generally, there are more speculators in futures and options markets than general securities markets, which can result in price distortions.

Geographic Concentration Risk

The value of the investments of a fund that focuses its investments in a particular geographic location will be highly sensitive to financial, economic, political and other developments affecting the fiscal stability of that location, and conditions that negatively impact that location will have a greater impact on the fund as compared with a fund that does not have its holdings similarly concentrated. Events negatively affecting such location are therefore likely to cause the value of the fund’s shares to decrease, perhaps significantly.

High Yield-High Risk Fixed Income Securities (Junk Bonds) Risk

Securities rated “BB” or below by S&P or “Ba” or below by Moody’s are known as “high yield” securities and are commonly referred to as “junk bonds”. Such securities entail greater price volatility and credit and interest rate risk than investment grade securities. Analysis of the creditworthiness of high yield-high risk issuers is more complex than for higher-rated securities, making it more difficult for the subadviser to accurately predict risk. There is a greater risk with high yield-high risk fixed income securities that an issuer will not be able to make principal and interest payments when due. If the fund pursues missed payments, there is a risk that fund expenses could increase. In addition, lower-rated securities may not trade as often and may be less liquid than higher-rated securities, especially during periods of economic uncertainty or change. As a result of all of these factors, these bonds are generally considered to be speculative.

Income Risk

The income shareholders receive from the fund is based primarily on the dividends and interest the fund earns from its investments, which can vary widely over the short- and long-term. If prevailing market interest rates drop, distribution rates of the fund’s preferred stock holdings and any bond holdings could drop as well. The fund’s income also would likely be affected adversely when prevailing short-term interest rates increase.

Industry/Sector Concentration Risk

The value of the investments of a fund that focuses its investments in a particular industry or market sector will be highly sensitive to financial, economic, political and other developments affecting that industry or market sector, and conditions that negatively impact that industry or market sector will have a greater impact on the fund as compared with a fund that does not have its holdings similarly concentrated. Events negatively affecting the industries or market sectors in which the fund has invested are therefore likely to cause the value of the fund’s shares to decrease, perhaps significantly.

Infrastructure-Related Investment Risk

Infrastructure-related entities are subject to a variety of factors that may adversely affect their business or operations including high interest costs in connection with capital construction programs, costs associated with environmental and other regulations, the effects of economic slowdown and surplus capacity, increased competition from other providers of services, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies and other factors. Additionally, infrastructure-related entities may be subject to regulation by various governmental authorities and may also be affected by governmental regulation of rates charged to customers, service interruption due to environmental, operational or other mishaps and the imposition of special tariffs and changes in tax laws, regulatory policies and accounting standards.

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Liquidity Risk

Certain securities in which the fund invests may be difficult to sell at the time and price beneficial to the fund, for example due to low trading volumes or legal restrictions. When there is no willing buyer or a security cannot be readily sold, the fund may have to sell at a lower price or may be unable to sell the security at all. The sale of such securities may also require the fund to incur expenses in addition to those normally associated with the sale of a security.

Loan Participations

A loan participation agreement involves the purchase of a share of a loan made by a bank to a company in return for a corresponding share of borrower’s principal and interest payments. The principal credit risk associated with acquiring loan participation interests is the credit risk associated with the underlying corporate borrower. There is also a risk that there may not be a readily available market for loan participation interests and, in some cases, this could result in a fund disposing of such securities at a substantial discount from face value or holding such securities until maturity.

Market Volatility Risk

The risk that the value of the securities in which a fund invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.

Instability in the financial markets has led to volatile financial markets that expose a fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments that it holds. In response to financial markets that experienced extreme volatility, and in some cases a lack of liquidity, the U.S. Government has taken a number of unprecedented actions, including acquiring distressed assets from financial institutions and acquiring ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear. Additional legislation or government regulation may also change the way in which funds themselves are regulated, which could limit or preclude a fund’s ability to achieve its investment objective.

Master Limited Partnership (“MLP”) Risk

An investment in MLP units involves some risks that differ from an investment in the common stock of a corporation. Holders of MLP units have limited control on matters affecting the partnership. MLPs holding credit-related investments are subject to interest rate risk and the risk of default on payment obligations by debt issuers. MLPs that concentrate in a particular industry or a particular geographic region are subject to risks associated with such industry or region. The fees that MLPs charge for transportation of oil and gas products through their pipelines are subject to government regulation, which could negatively impact the revenue stream. Investing in MLPs also involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles. These include the risk of environmental incidents, terrorist attacks, demand destruction from high commodity prices, proliferation of alternative energy sources, inadequate supply of external capital, and conflicts of interest with the general partner. The benefit derived from the fund’s investment in MLPs is largely dependent on the MLPs being treated as partnerships for federal income tax purposes, so any change to this status would adversely affect the price of the MLP units.

Mortgage-Backed and Asset-Backed Securities Risk

Mortgage-backed securities represent interests in pools of residential mortgage loans purchased from individual lenders by a Federal agency or originated and issued by private lenders. Asset-backed securities represent interests in pools of underlying assets such as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property, and receivables from credit card agreements. These two types of securities share many of the same risks.

The impairment of the value of collateral or other assets underlying a mortgage-backed or asset-backed security, such as that resulting from non-payment of loans, may result in a reduction in the value of such security and losses to a fund.

Early payoffs in the loans underlying such securities may result in the fund receiving less income than originally anticipated. The variability in prepayments will tend to limit price gains when interest rates drop and exaggerate price

96	Virtus Mutual Funds

declines when interest rates rise. In the event of high prepayments, the fund may be required to invest proceeds at lower interest rates, causing the fund to earn less than if the prepayments had not occurred. Conversely, rising interest rates may cause prepayments to occur at a slower than expected rate, which may effectively change a security that was considered short- or intermediate-term into a long-term security. Long-term securities tend to fluctuate in value more widely in response to changes in interest rates than shorter-term securities.

Municipal Bond Market Risk

The amount of public information available about municipal bonds is generally less than that for corporate equities or bonds, and the investment performance of the fund may be more dependent on the analytical abilities of the investment adviser than would be the case for a fund that does not invest in municipal bonds. The secondary market for municipal bonds also tends to be less well-developed and less liquid than many other securities markets, which may adversely affect the fund’s ability to sell its bonds at attractive prices. In addition, municipal obligations can experience downturns in trading activity, and the supply of municipal obligations may exceed the demand in the market. During such periods, the spread can widen between the price at which an obligation can be purchased and the price at which it can be sold. Less liquid obligations can become more difficult to value and be subject to erratic price movements. Economic and other events (whether real or perceived) can reduce the demand for certain investments or for investments generally, which may reduce market prices and cause the value of the fund’s shares to fall. The frequency and magnitude of such changes cannot be predicted. The fund may invest in municipal obligations that do not appear to be related but in fact depend on the financial rating or support of a single government unit, in which case events that affect one of the obligations will also affect the others and will impact the fund’s portfolio to a greater degree than if the fund’s investments were not so related. The increased presence of non-traditional participants in the municipal markets may lead to greater volatility in the markets.

Mutual Fund Investing Risk

Through its investments in other mutual funds, the fund is exposed to not only to the risks of the underlying funds’ investments but also to certain additional risks. Assets invested in other mutual funds incur a layering of expenses, including operating costs, advisory fees and administrative fees that you, as a shareholder in the fund, indirectly bear. Such fees and expenses may exceed the fees and expenses the fund would have incurred if it invested in the underlying fund’s assets directly. To the extent that the expense ratio of an underlying fund changes, the weighted average operating expenses borne by the fund may increase or decrease. An underlying fund may change its investment objective or policies without the approval of the fund, and the fund might be forced to withdraw its investment from the underlying fund at a time that is unfavorable to the fund. If the fund invests in closed-end funds, it may incur added expenses such as additional management fees and trading costs.

Non-Diversification Risk

As a non-diversified investment company, the fund is not limited in the proportion of assets that it may invest in the securities of any one issuer. If the fund takes concentrated positions in a small number of issuers, the fund may be more susceptible to the risks associated with those issuers, or to a single economic, political, regulatory or other event affecting those issuers.

Preferred Stock Risk

Preferred stocks may provide a higher dividend rate than the interest yield on debt securities of the same issuer, but are subject to greater risk of fluctuation in market value and greater risk of non-receipt of income. Unlike interest on debt securities, dividends on preferred stocks must be declared by the issuer’s board of directors before becoming payable. Preferred stocks are in many ways like perpetual debt securities, providing a stream of income but without stated maturity date. Because they often lack a fixed maturity or redemption date, preferred stocks are likely to fluctuate substantially in price when interest rates change. Such fluctuations generally are comparable to or exceed those of long-term government or corporate bonds (those with maturities of fifteen to thirty years). Preferred stocks have claims on assets and earnings of the issuer that are subordinate to the claims of all creditors but senior to the claims of common stockholders. A preferred stock rating differs from a bond rating because it applies to an equity issue which is intrinsically different from, and subordinated to, a debt issue. Preferred stock ratings generally represent an assessment of the capacity and willingness of an issuer to pay preferred stock dividends and any applicable sinking

Virtus Mutual Funds	97

fund obligations. Preferred stock also may be subject to optional or mandatory redemption provisions, and may be significantly less liquid than many other securities, such as U.S. Government securities, corporate debt or common stock.

Short Sales Risk

The fund may engage in short sales, which are transactions in which the fund sells a security that it does not own (or that it owns but does not intend to deliver) in anticipation that the price of the security will decline. In order to establish a short position in a security, a fund must first borrow the security from a broker or other institution to complete the sale. The fund may not always be able to borrow a security, or to close out a short position at a particular time or at an acceptable price. If the price of the borrowed security increases between the date of the short sale and the date on which the fund replaces the security, the fund may experience a loss. The fund’s loss on a short sale is limited only by the maximum attainable price of the security (which could be limitless) less the price the fund paid for the security at the time it was borrowed.

Short-Term Investments

The fund may invest in short-term investments, which may include money market instruments, repurchase agreements, certificates of deposits and bankers’ acceptances and other short-term instruments that are not U.S. Government securities. These securities generally present less risk than many other investments, but they are generally subject to credit risk and may be subject to other risks as well.

Tax-Exempt Securities Risk

The risk that tax-exempt securities may not provide a higher after-tax return than taxable securities.

Tax Liability Risk

The risk that distributions by the fund become taxable to shareholders as ordinary income due to noncompliant conduct by a municipal bond issuer, unfavorable changes in federal or state tax laws, or adverse interpretations of tax laws by applicable tax authorities. Such adverse interpretations or actions could cause interest from a security to become taxable, possibly retroactively, subjecting shareholders to increased tax liability. In addition, such adverse interpretations or actions could cause the value of a security, and therefore the value of a fund’s shares, to decline.

Unrated Fixed Income Securities Risk

The fund’s subadviser has the authority to make determinations regarding the quality of such securities for the purposes of assessing whether they meet the fund’s investment restrictions. However, analysis of unrated securities is more complex than that of rated securities, making it more difficult for the subadviser to accurately predict risk. Unrated fixed income securities may not be lower in quality than rated securities, but due to their perceived risk they may not have as broad a market as rated securities, making it more difficult to sell unrated securities.

U.S. Government Securities Risk

Obligations issued or guaranteed by the U.S. Government, its agencies, authorities and instrumentalities and backed by the full faith and credit of the United States only guarantee principal and interest will be timely paid to holders of the securities. The entities do not guarantee that the value of fund shares will increase, and in fact the market values of such obligations may fluctuate. In addition, not all U.S. Government securities are backed by the full faith and credit of the United States; some are the obligation solely of the entity through which they are issued. There is no guarantee that the U.S. Government would provide financial support to its agencies and instrumentalities if not required to do so by law.

98	Virtus Mutual Funds

Management of the Funds

The Adviser

Virtus Investment Advisers, Inc. (“VIA”) is the investment adviser to the funds and is located at 100 Pearl Street, Hartford, CT 06103. VIA acts as the investment adviser for over 40 mutual funds and as adviser to institutional clients. As of September 30, 2009, VIA had approximately $12.5 billion in assets under management. VIA has acted as an investment adviser for over 70 years and is an indirect wholly-owned subsidiary of Virtus Investment Partners, Inc., a publicly traded multi-manager asset management business.

Subject to the direction of the fund’s Board of Trustees, VIA is responsible for managing the funds’ investment programs and for the general operations of the funds, including oversight of the funds’ subadvisers, and for certain of the funds, recommending their hiring, termination and replacement. VIA is responsible for the day-to-day portfolio management of Virtus Alternatives Diversifier Fund and Virtus CA Tax-Exempt Bond Fund. With respect to Virtus AlphaSector Allocation Fund and Virtus AlphaSector Rotation Fund, VIA is responsible for providing final allocation and trading decisions following receipt of the subadviser’s monthly investment recommendations. With respect to Virtus Multi-Sector Fixed Income Fund and Virtus Multi-Sector Short Term Bond Fund, VIA provides to the subadviser research, advice and trading services for allocations to the municipal securities sector. VIA and the subadvisers manage the funds’ assets to conform with the investment policies as described in this prospectus.

VIA has appointed and oversees the activities of each of the subadvisers for the funds as follows. Each subadviser manages the investments of that fund (except Virtus AlphaSector Allocation Fund and Virtus AlphaSector Rotation Fund, for which the subadviser is a limited services subadviser).

Virtus AlphaSector Allocation Fund	F-Squared Investments, Inc. (“F-Squared”)
Virtus AlphaSector Rotation Fund	F-Squared
Virtus Bond Fund	SCM Advisors, LLC (“SCM Advisors”)
Virtus Foreign Opportunities Fund	Vontobel Asset Management, Inc. (“Vontobel”)
Virtus Global Infrastructure Fund	Duff & Phelps Investment Management Co. (“Duff & Phelps”)
Virtus Global Opportunities Fund	Vontobel
Virtus Global Real Estate Securities Fund	Duff & Phelps
Virtus Greater Asia ex Japan Opportunities Fund	Vontobel
Virtus Greater European Opportunities Fund	Vontobel
Virtus High Yield Fund	SCM Advisors
Virtus International Real Estate Securities Fund	Duff & Phelps
Virtus Market Neutral Fund	The Boston Company Asset Management LLC (“TBCAM”)
Virtus Multi-Sector Fixed Income Fund	Goodwin Capital Advisers, Inc. (“Goodwin”)
Virtus Multi-Sector Short Term Bond Fund	Goodwin
Virtus Real Estate Securities Fund	Duff & Phelps
Virtus Senior Floating Rate Fund	Goodwin

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Management Fees

Each fund pays VIA an investment management fee that is accrued daily against the value of the fund’s net assets at the following annual rates:

Virtus Alternatives Diversifier Fund(1)	0.10%

	First $1 billion	Over $1 billion
Virtus AlphaSector Allocation Fund(1)	0.45%	0.40%
Virtus AlphaSector Rotation Fund	0.45%	0.40%
Virtus Bond Fund	0.45%	0.40%
Virtus Greater Asia ex Japan Opportunities Fund	1.00%	0.95%
Virtus Greater European Opportunities Fund	0.85%	0.80%
Virtus Market Neutral Fund	1.50%	1.40%

(1) As a fund of funds, each underlying affiliated mutual fund’s adviser or subadviser manages the daily investments of the underlying affiliated mutual fund’s portfolio and receives a management fee for this service.

	First $1 billion	$1+ billion through $2 billion	$2+ billion
Virtus CA Tax-Exempt Bond Fund	0.45%	0.40%	0.35%
Virtus Global Infrastructure Fund	0.65%	0.60%	0.55%
Virtus Global Opportunities Fund	0.85%	0.80%	0.75%
Virtus Global Real Estate Securities Fund	0.85%	0.80%	0.75%
Virtus High Yield Fund	0.65%	0.60%	0.55%
Virtus International Real Estate Securities Fund	1.00%	0.95%	0.90%
Virtus Multi-Sector Fixed Income Fund	0.55%	0.50%	0.45%
Virtus Multi-Sector Short Term Bond Fund	0.55%	0.50%	0.45%
Virtus Real Estate Securities Fund	0.75%	0.70%	0.65%
Virtus Senior Floating Rate Fund	0.60%	0.55%	0.50%

	First $2 billion	$2+ billion through $4 billion	Over $4 billion
Virtus Foreign Opportunities Fund	0.85%	0.80%	0.75%

In its last fiscal year, those funds that had been in operation for at least one year paid fees to the adviser at the following percentage of average net assets:

Virtus AlphaSector Allocation Fund	0.10%*
Virtus AlphaSector Rotation Fund	0.10%*
Virtus Alternatives Diversifier Fund	0.10%
Virtus Bond Fund	0.48%*
Virtus CA Tax-Exempt Bond Fund	0.45%

* Fees reflect rates paid under previous fee schedules.

100	Virtus Mutual Funds

Virtus Foreign Opportunities Fund	0.85%
Virtus Global Infrastructure Fund	0.65%
Virtus Global Opportunities Fund	0.85%
Virtus High Yield Fund	0.65%
Virtus International Real Estate Securities Fund	1.00%
Virtus Market Neutral Fund	1.35%
Virtus Multi-Sector Fixed Income Fund	0.55%
Virtus Multi-Sector Short Term Bond Fund	0.53%
Virtus Real Estate Securities Fund	0.75%
Virtus Senior Floating Rate Fund	0.60%

The Subadvisers

Duff & Phelps, an affiliate of VIA, is located at 200 South Wacker Drive, Suite 500, Chicago, IL 60606. Duff & Phelps acts as subadviser to mutual funds and as adviser to three closed-end mutual funds and to institutional clients. Duff & Phelps (together with its predecessor) has been in the investment advisory business for more than 70 years. As of September 30, 2009, Duff & Phelps had approximately $6.2 billion in assets under management on a discretionary basis.

F-Squared is located at 16 Laurel Avenue, Wellesley, Massachusetts 02481. F-Squared has been an investment adviser since 2006 and provides investment management and advisory services to institutional and separately managed accounts. As of September 30, 2009, F-Squared had approximately $198 million in assets under management.

Goodwin is located at One American Row, Hartford, CT 06102. Goodwin acts as subadviser for seven mutual funds and manages fixed income assets for individuals and institutions. As of September 30, 2009, Goodwin had approximately $14.8 billion in assets under management.

SCM Advisors, an affiliate of VIA, is located at 909 Montgomery Street, San Francisco, CA 94133. SCM Advisors acts as subadviser to mutual funds and as adviser to institutions and individuals. As of September 30, 2009, SCM Advisors had approximately $3.1 billion in assets under management. SCM Advisors has been an investment adviser since 1989.

TBCAM is located at Mellon Financial Center, One Boston Place, 201 Washington Street, 14th Floor, Boston, MA 02108. TBCAM is a wholly-owned subsidiary of Bank of New York Mellon Corporation, located at the same address as TBCAM. Founded in 1970, TBCAM provides investment management and subadvisory services to public, corporate defined benefit and defined contribution plans, as well as various institutional and subadvised accounts. As of September 30, 2009, TBCAM had approximately $34.1 billion of assets under management in active equity investment strategies.

Vontobel is located at 1540 Broadway, 38th Floor, New York, NY 10036. Vontobel is a wholly-owned and controlled subsidiary of Vontobel Holding AG, a Swiss bank holding company, having its registered offices in Zurich, Switzerland. In addition to U.S. registered investment companies, Vontobel also acts as subadviser to six series of a Luxembourg investment fund that accepts investments from non-U.S. investors only and that was organized by an affiliate of Vontobel. Vontobel has provided investment advisory services to mutual fund clients since 1990. As of September 30, 2009, Vontobel managed approximately $7.1 billion.

VIA pays each subadviser a subadvisory fee which is calculated on the fund’s average daily net assets at the following annual rates:

	First $1 billion	Over $1 billion
Virtus AlphaSector Allocation Fund	0.20%	0.175%
Virtus AlphaSector Rotation Fund	0.20%	0.175%

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Virtus Bond Fund	50% of net investment management fee
Virtus Foreign Opportunities Fund	50% of net investment management fee
Virtus Global Infrastructure Fund	50% of net investment management fee
Virtus Global Opportunities Fund	50% of net investment management fee
Virtus Global Real Estate Securities Fund	50% of net investment management fee
Virtus Greater Asia ex Japan Opportunities Fund	50% of net investment management fee
Virtus Greater European Opportunities Fund	50% of net investment management fee
Virtus High Yield Fund	50% of net investment management fee
Virtus International Real Estate Securities Fund	50% of net investment management fee
Virtus Market Neutral Fund	50% of net investment management fee
Virtus Multi-Sector Fixed Income Fund	48.25% of net investment management fee
Virtus Multi-Sector Short Term Bond Fund	48.25% of net investment management fee
Virtus Real Estate Securities Fund	50% of net investment management fee
Virtus Senior Floating Rate Fund	50% of net investment management fee

With respect to each fund except Virtus AlphaSector Allocation Fund and Virtus AlphaSector Rotation Fund, a discussion regarding the basis for the Board of Trustees approving the investment advisory and subadvisory agreements is available in the funds’ 2009 semiannual report, covering the period October 1, 2008 (or a fund’s inception, as applicable) through March 31, 2009. With respect to each of Virtus AlphaSector Allocation Fund and Virtus AlphaSector Rotation Fund, the basis of the Board of Trustees approving the advisory and subadvisory agreements is available in the funds’ annual report covering the period October 1, 2008 through September 30, 2009.

VIA and the funds, except Virtus AlphaSector Rotation Fund , Virtus International Real Estate Securities Fund, Virtus Market Neutral Fund, Virtus Multi-Sector Short Term Bond Fund and Virtus Real Estate Securities Fund, have received an exemptive order from the Securities and Exchange Commission that permits VIA, subject to certain conditions, and without the approval of shareholders, to: (a) employ a new unaffiliated subadviser for a fund pursuant to the terms of a new subadvisory agreement, in each case either as a replacement for an existing subadviser or as an additional subadviser; (b) change the terms of any subadvisory agreement; and (c) continue the employment of an existing subadviser on the same subadvisory agreement terms where an agreement has been assigned because of a change in control of the subadviser. In such circumstances, shareholders would receive notice of such action.

Portfolio Management

The following individuals are responsible for the day-to-day management of the funds’ portfolios.

Duff & Phelps

Virtus Global Infrastructure Fund	Connie M. Luecke, CFA Randle L. Smith, CFA (both since the fund’s inception in 2004)
Virtus Global Real Estate Securities Fund	Geoffrey P. Dybas, CFA Frank J. Haggerty, Jr., CFA (both since the fund’s inception)
Virtus International Real Estate Securities Fund	Frank J. Haggerty, Jr., CFA Geoffrey P. Dybas, CFA (both since the fund’s inception)
Virtus Real Estate Securities Fund	Geoffrey P. Dybas, CFA (since 1998) Frank J. Haggerty, Jr., CFA (since 2007)

102	Virtus Mutual Funds

Geoffrey P. Dybas, CFA. Mr. Dybas joined Duff & Phelps in 1995 and serves as Senior Vice President, Global REIT team head and Senior Portfolio Manager (since 2007); previously he was Senior Vice President and Portfolio Manager (1995-2007). He is Senior Portfolio Manager and co-founder for all dedicated REIT portfolios managed by Duff & Phelps, inclusive of the real estate strategies in the Virtus Opportunities Trust. In addition, Mr. Dybas manages the REIT portfolio within the DNP Select Income Fund Inc., a closed-end mutual fund; an unaffiliated mutual fund series offered under certain universal life insurance and annuity products; and separate institutional accounts.

Frank J. Haggerty Jr., CFA. Mr. Haggerty is Senior Vice President (since 2007; previously Vice President (2005-2007)) and Portfolio Manager (since 2005) for Duff & Phelps and has served as a senior REIT analyst since joining the firm in 2005, providing support for the dedicated REIT products managed by Duff & Phelps, inclusive of the real estate strategies in the Virtus Opportunities Trust. Mr. Haggerty is also a Portfolio Manager for the REIT portfolio within the DNP Select Income Fund Inc., a closed-end mutual fund; an unaffiliated mutual fund series offered under certain universal life insurance and annuity products; and separate institutional accounts. Prior to joining Duff & Phelps, Mr. Haggerty was a senior analyst and portfolio manager at ABN AMRO Asset Management for seven years.

Connie M. Luecke, CFA. Ms. Luecke joined Duff & Phelps in 1992 and has been a Senior Vice President since 1998. She has served as the co-portfolio manager of the Global Infrastructure Fund since its inception in 2004. Ms. Luecke has been the senior telecommunications analyst for the DNP Select Income Fund Inc. since 1996. Ms. Luecke concentrates her research on the global communications and transportation infrastructure industries. Prior to joining Duff & Phelps, Connie was a financial valuation consultant with Coopers & Lybrand for two years and research assistant with Harris Associates L.P. for six years.

Randle L. Smith, CFA. Mr. Smith joined Duff & Phelps in 1990 and has been a Senior Vice President since 1998. He has served as the co-portfolio manager of the Global Infrastructure Fund since its inception in 2004. Mr. Smith has been a senior utilities analyst for the DNP Select Income Fund Inc. since 1996. Mr. Smith concentrates his research on the global utilities, transportation and energy infrastructure industries. Prior to joining Duff & Phelps, Mr. Smith worked for eight years at NiSource, an Indiana-based electric and gas utility company.

F-Squared

Virtus AlphaSector Allocation Fund	Howard Present (since September 2009)
Virtus AlphaSector Rotation Fund	Howard Present (since September 2009)

Howard Present. Mr. Present is co-founder, President and CEO of F-Squared. Prior to F-Squared, he was founder and President of Helicon Partners LLC (2004-2006), a boutique management firm specializing in new business development within the financial services industry. Mr. Present has over 20 years of investment management industry experience.

Goodwin

Virtus Multi-Sector Fixed Income Fund	David L. Albrycht, CFA (since 1994)
Virtus Multi-Sector Short Term Bond Fund	David L. Albrycht, CFA (since 1993)
Virtus Senior Floating Rate Fund	David L. Albrycht, CFA (primarily responsible for day-to-day management) Kyle A. Jennings, CFA (both since the fund’s inception)

David L. Albrycht, CFA. Mr. Albrycht is a Senior Managing Director (since 2008; previously Vice President (2005 to 2008)), Fixed Income, of Goodwin. Previously, he was associated with VIA, formerly an affiliate of Goodwin, and has managed fixed income portfolios since 1992.

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Kyle A. Jennings, CFA. Mr. Jennings is Managing Director (since 2008; previously 2nd Vice President (2005 to 2008)) of Goodwin. Previously, he was associated with VIA, formerly an affiliate of Goodwin, and has been a member of the corporate credit research team since 1998. He is the sector manager for the leveraged loan sector and assists in the formulation of the leveraged finance strategy for the retail and institutional multi-sector funds. He has 17 years of investment experience.

SCM Advisors

Virtus Bond Fund	Robert L. Bishop, CFA (since 2004) Maxwell E. Bublitz, CFA (since 2008) Kaushik Saha (since 2008)
Virtus High Yield Fund	Robert L. Bishop, CFA (since 2008) Maxwell E. Bublitz, CFA (since 2008) Bradley Kane (since April 2009)

Robert L. Bishop, CFA. Mr. Bishop is Chief Investment Officer for Fixed Income (since 2008; previously Portfolio Manager (2005-2008)) at SCM Advisors and also has portfolio management responsibility for investment grade corporate bonds and credit derivatives. Mr. Bishop also serves on the portfolio management teams for the Virtus High Yield Income Fund. Prior to joining SCM Advisors in 2002, he was responsible for restructuring corporate pension funds at Salomon Brothers; quantitative portfolio design at Goldman Sachs; and was a director in the credit sales area of Merrill Lynch. He has 30 years of investment experience.

Maxwell E. Bublitz, CFA. Mr. Bublitz also serves on the portfolio management team for the Virtus High Yield Income Fund. Mr. Bublitz is Chief Strategist (since 2005) at SCM Advisors. Prior to joining SCM Advisors in 2005, he was President and Chief Executive Officer of Conseco Capital Management (1987-2005). Mr. Bublitz has 25 years of investment experience.

Bradley Kane. Mr. Kane also serves on the portfolio management team for the Virtus High Yield Income Fund. Mr. Kane is a fixed income portfolio manager at SCM Advisors, with a primary focus on the high yield market, and is responsible for the design and management of SCM Advisor’s high yield and leveraged loan strategies. He joined SCM Advisors in 2002 as a high yield analyst and has been portfolio manager of SCM Advisor’s leveraged loan portfolios since 2005. Prior to joining SCM Advisors, he was Vice President at GSC Partners (formerly Greenwich Street Capital Partners) and Vice President at Mitchell Hutchins Asset Management, a division of Paine Webber. Mr. Kane has 16 years of investment experience.

Kaushik Saha. Mr. Saha is Fixed Income Portfolio Manager (since 2008) at SCM Advisors focused primarily on mortgage and asset-backed securities. Prior to joining SCM Advisors in 2008, Mr. Saha was Portfolio Manager and Senior ABS Analyst for Barclays Global Investors (2004-2008). He has 17 years of investment experience.

TBCAM

Virtus Market Neutral Fund	Sean P. Fitzgibbon, CFA Jeffrey D. McGrew, CFA Robert J. Eastman, CFA (all since 2008)

Robert J. Eastman, CFA. Mr. Eastman is a Director (since 2009; previously Senior Vice President (2005-2009)) of TBCAM and is a Portfolio Manager on the firm’s U.S. Large Capitalization Core Equity and Market Neutral investment teams. He is responsible for research on the energy, industrials and materials sectors. Mr. Eastman joined TBCAM in 1991 and has over 21 years of experience in the industry.

Sean P. Fitzgibbon, CFA. Mr. Fitzgibbon is Senior Managing Director (since 2009; previously Senior Vice President (2005-2009)) of TBCAM and is the Lead Portfolio Manager on the firm’s U.S. Large Cap Core Equity, U.S. Large Cap 130/30 Core Equity and Market Neutral investment teams. He is responsible for research on the health care and consumer sectors for both the U.S. Core and Global Core portfolios. Mr. Fitzgibbon joined TBCAM in 1991 and has over 18 years of experience in the industry.

Jeffrey D. McGrew, CFA. Mr. McGrew is Managing Director (since 2009; previously Vice President (2005-2009)) of TBCAM and is a Portfolio Manager for the firm’s U.S. Large Cap Core Equity, U.S. Large Cap 130/30 Core Equity and

104	Virtus Mutual Funds

Market Neutral investment strategies. He is responsible for research on the information technology, financial and telecommunications services sectors. Mr. McGrew joined TBCAM in 2002 and has over 18 years of experience in the industry.

VIA

Virtus AlphaSector Allocation Fund	Amy Robinson (since September 2009)
Virtus AlphaSector Rotation Fund	Amy Robinson (since September 2009)
Virtus Alternatives Diversifier Fund	Carlton Neel, David Dickerson (both since 2008)
Virtus CA Tax-Exempt Bond Fund	Timothy M. Heaney, CFA (since 1996)

David Dickerson. Mr. Dickerson is a Senior Vice President of VIA and Zweig Advisers, LLC (“Zweig”). He also serves as portfolio manager of the Virtus Balanced Fund (equity portion), Virtus Growth & Income Fund and Virtus Tactical Allocation Fund (equity portion), as well as The Zweig Fund, Inc. and The Zweig Total Return Fund, Inc., two closed-end funds managed by Zweig. For the period from July 2002 until returning to Zweig in April 2003, Mr. Dickerson was a managing director and principal of Shelter Rock Capital Partners, L.P., a market neutral hedge fund. While previously employed by Zweig from 1993 until July 2002, Mr. Dickerson served as senior portfolio manager for a number of the former Phoenix-Zweig mutual funds.

Timothy M. Heaney, CFA. Mr. Heaney is Senior Managing Director, Fixed Income (since 2008) of VIA. Previously, he was associated with Goodwin (2007 to 2008), formerly an affiliate of VIA, and was also Managing Director, Fixed Income (1997-2007), Director, Fixed Income Research (1996 to 1997) and Investment Analyst (1995 to 1996) of VIA. He served as Investment Analyst of Phoenix Life Insurance Company from 1992 until 1994. Mr. Heaney also manages DTF Tax-Free Income Inc., a closed-end fund.

Carlton Neel. Mr. Neel is a Senior Vice President of VIA and Zweig. He also serves as portfolio manager of the Virtus Balanced Fund (equity portion), Virtus Growth & Income Fund and Virtus Tactical Allocation Fund (equity portion), as well as The Zweig Fund, Inc. and The Zweig Total Return Fund, Inc., two closed-end funds managed by Zweig. For the period from July 2002 until returning to Zweig in April 2003, Mr. Neel was a managing director and principal of Shelter Rock Capital Partners, L.P., a market neutral hedge fund. While previously employed by Zweig from 1995 until July 2002, Mr. Neel served as senior portfolio manager for a number of the former Phoenix-Zweig mutual funds.

Amy Robinson. Ms. Robinson is Managing Director of VIA (since 1992) and leads VIA’s equity trading function. In this role, Ms. Robinson is responsible for all trading activities of investment portfolios and mutual funds; she also manages strategic operational initiatives for the firm. Ms. Robinson has 29 years of investment experience and is former president of the Security Traders Association of Connecticut.

Vontobel

Virtus Foreign Opportunities Fund	Rajiv Jain (since 2002)
Virtus Global Opportunities Fund	Matthew Benkendorf, Rajiv Jain (both since January 2009)
Virtus Greater Asia ex Japan Opportunities Fund	Rajiv Jain (since the fund’s inception)
Virtus Greater European Opportunities Fund	Matthew Benkendorf (since the fund’s inception)

Matthew Benkendorf. Mr. Benkendorf is a Director (since July 2009; previously Vice President from 2007 to 2009 and Assistant Vice President from 2005 to 2007) and a Senior Research Analyst of Vontobel. Mr. Benkendorf joined Vontobel in 1999 as a Portfolio Administrator. He has been working on the European equity strategy team since 2001.

Rajiv Jain. Mr. Jain is a Senior Vice President and Managing Director (since 2002) of Vontobel. He joined Vontobel in 1994 as an equity analyst and associate manager of its international equity portfolios. He has been a portfolio manager of Vontobel’s global equity products since 2002.

Please refer to the Statement of Additional Information for additional information about the funds’ portfolio managers, including the structure of and method of computing compensation, other accounts they manage and their ownership of shares of the funds.

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Additional Investment Techniques

In addition to the Principal Investment Strategies and Risks Related to Principal Investment Strategies, each of the funds may engage in additional investment techniques that present additional risks to a fund as indicated in the chart below. Those additional investment techniques in which a fund is expected to engage as of the date of this prospectus are indicated in the chart below, although other techniques may be utilized from time to time. Each risk is described after the chart. Many of the additional investment techniques that a fund may use, as well as other investment techniques that are relied upon to a lesser degree, are more fully described in the Statement of Additional Information.

Risks	Virtus Alternatives Diversifier Fund	Virtus Bond Fund	Virtus Foreign Opportunities Fund	Virtus Global Infrastructure Fund	Virtus Global Opportunities Fund	Virtus Global Real Estate Securities	Virtus Greater Asia ex Japan Opportunities Fund	Virtus Greater European Opportunities Fund	Virtus High Yield Fund	Virtus International Real Estate Securities Fund	Virtus Market Neutral Fund	Virtus Multi- Sector Fixed Income Fund	Virtus Multi- Sector Short Term Bond Fund	Virtus Real Estate Securities Fund	Virtus Senior Floating Rate Fund
Borrowing		X	X		X		X	X	X		X	X	X
Brady Bonds			X		X		X	X
Convertible Securities			X		X	X	X	X	X	X		X	X	X	X
Debt Securities			X		X		X	X
Depositary Receipts			X		X	X	X	X		X	X
Derivatives		X	X		X	X	X	X	X	X		X	X	X
Equity Securities									X			X	X		X
Exchange-Traded Funds (ETFs)			X		X	X	X	X		X				X
Foreign Investing		X							X
Foreign Currency Transactions			X	X	X	X	X	X		X	X
High-Yield-High Risk (Junk Bonds) Fixed Income Securities			X		X		X	X
Illiquid and Restricted Securities		X	X		X	X	X	X	X	X	X	X	X	X
Investment Grade Securities									X			X	X		X
Loan Participations									X
Money Market Instruments											X
Mortgage-Backed and Asset-Backed Securities									X
Municipal Securities									X						X
Mutual Fund Investing		X	X		X		X	X				X	X		X
Non-Performing Securities															X
Private Placements									X
Repurchase Agreements		X		X					X		X	X	X
Securities Lending	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X
Short-Term Investments			X		X	X	X	X		X				X	X
Unrated Fixed Income Securities		X	X		X	X	X	X	X	X		X	X	X
U.S. and Foreign Government Obligations	X		X	X	X	X	X	X		X	X			X
U.S. Government Securities									X

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Risks	Virtus Alternatives Diversifier Fund	Virtus Bond Fund	Virtus Foreign Opportunities Fund	Virtus Global Infrastructure Fund	Virtus Global Opportunities Fund	Virtus Global Real Estate Securities	Virtus Greater Asia ex Japan Opportunities Fund	Virtus Greater European Opportunities Fund	Virtus High Yield Fund	Virtus International Real Estate Securities Fund	Virtus Market Neutral Fund	Virtus Multi- Sector Fixed Income Fund	Virtus Multi- Sector Short Term Bond Fund	Virtus Real Estate Securities Fund	Virtus Senior Floating Rate Fund
Variable Rate, Floating Rate and Variable Amount Securities		X	X		X		X	X
When-Issued and Delayed Delivery Securities			X	X	X		X	X	X			X	X		X
Zero Coupon, Step Coupon, Deferred Coupon and PIK Bonds			X	X	X		X	X	X			X	X		X

In order to determine which investment techniques apply to a fund, please refer to the table above.

Borrowing

When a fund borrows money it is required to maintain continuous asset coverage (total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed. If the asset coverage declines, for example as a result of market fluctuations, the fund may be required to sell some of its portfolio holdings quickly to reduce the debt and restore the required asset coverage, even though it may be disadvantageous from an investment standpoint to do so. Borrowing may exaggerate the effect on the fund’s net asset value of any increase or decrease in the market value of the portfolio. Money borrowed will be subject to interest costs that may or may not be offset by appreciation of the securities purchased. The fund also may be subject to other conditions or fees that would increase the cost of borrowing over the stated interest rate. The various costs of borrowing may therefore ultimately exceed the income from investments made with such leverage.

Brady Bonds

Brady Bonds are dollar-denominated bonds issued by certain emerging market countries and collateralized by zero-coupon U.S. Treasury bonds. Brady Bonds have an uncollateralized component, and countries issuing such bonds have a history of defaults, making the bonds speculative in nature. In considering the risks associated with these bonds, an investor should also review and consider the risks associated with investing in emerging markets generally.

Convertible Securities

Convertible securities are bonds, debentures, notes, preferred stock, rights, warrants or other securities that may be converted into or exchanged for a prescribed amount of common stock or other security of the same or a different issuer or into cash within a particular period of time at a specified price or formula. A convertible security generally entitles the holder to receive interest paid or accrued on debt securities or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. If a convertible security is called for redemption, the respective fund may have to redeem the security, convert it into common stock or sell it to a third party at a price and time that is not beneficial for the fund. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities. Securities convertible into common stocks may have higher yields than common stocks but lower yields than comparable nonconvertible securities.

Debt Securities Risk

Debt securities are subject to various risks, the most prominent of which are credit risk and interest rate risk. These risks can affect a security’s price volatility to varying degrees, depending upon the nature of the instrument. Risks associated with investing in debt securities include the following:

•

Credit Risk. The risk that the issuer of a security will fail to pay interest or principal in a timely manner, or that negative perceptions of the issuer’s ability to make such payments will cause the price of the security to decline. Debt securities rated below investment-grade are especially susceptible to this risk. Senior Floating Rate Fund: Generally, Senior Loans are less susceptible to this risk than certain other types of fixed income securities, because the payment of principal and interest on Senior Loans will take precedence over other payment obligations of the borrower.

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•

Interest Rate Risk. The values of debt securities usually rise and fall in response to changes in interest rates. Declining interest rates generally increase the value of existing debt instruments, and rising interest rates generally decrease the value of existing debt instruments. Changes in a debt instrument’s value usually will not affect the amount of interest income paid to the fund, but will affect the value of the fund’s shares. Interest rate risk is generally greater for investments with longer maturities.

Certain securities pay interest at variable or floating rates. Variable rate securities reset at specified intervals, while floating rate securities reset whenever there is a change in a specified index rate. In most cases, these reset provisions reduce the effect of changes in market interest rates on the value of the security. However, some securities do not track the underlying index directly, but reset based on formulas that can produce an effect similar to leveraging; others may also provide for interest payments that vary inversely with market rates. The market prices of these securities may fluctuate significantly when interest rates change.

Some investments give the issuer the option to call or redeem an investment before its maturity date. If an issuer calls or redeems an investment during a time of declining interest rates, the fund might have to reinvest the proceeds in an investment offering a lower yield, and therefore it might not benefit from any increase in value as a result of declining interest rates.

•	Limited Voting Rights. Debt securities typically do not provide any voting rights, except in cases when interest payments have not been made and the issuer is in default.

•	Liquidity. Certain debt securities may be substantially less liquid than many other securities, such as U.S. Government securities or common stocks.

•

Redemption Risk. Debt securities sometimes contain provisions that allow for redemption in the event of tax or security law changes, in addition to call features at the option of the issuer. In the event of a redemption, a fund may not be able to reinvest the proceeds at comparable rates of return.

Depositary Receipts

Certain funds may invest in American Depositary Receipts (ADRs), sponsored by U.S. banks, European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), ADRs not sponsored by U.S. banks, other types of depositary receipts (including non-voting depositary receipts) and other similar instruments representing securities of foreign companies. Although certain depositary receipts may reduce or eliminate some of the risks associated with foreign investing, these types of securities generally are subject to many of the same risks as direct investments in securities of foreign issuers.

Derivatives

Derivative transactions are contracts whose value is derived from the value of an underlying asset, index or rate, including futures, options, non-deliverable forwards, forward foreign currency exchange contracts and swap agreements. A fund may use derivatives to hedge against factors that affect the value of its investments, such as interest rates and foreign currency exchange rates. A fund may also utilize derivatives as part of its overall investment technique to gain or lessen exposure to various securities, markets and currencies.

Derivatives typically involve greater risks than traditional investments. It is generally more difficult to ascertain the risk of, and to properly value, derivative contracts. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Derivatives are usually less liquid than traditional securities and are subject to counterparty risk (the risk that the other party to the contract will default or otherwise not be able to perform its contractual obligations). In addition, some derivatives transactions may involve potentially unlimited losses. Derivative contracts entered into for hedging purposes may also subject the fund to losses if the contracts do not correlate with the assets, indexes or rates they were designed to hedge. Gains and losses derived from hedging transactions are, therefore, more dependent upon the subadviser’s ability to correctly predict the movement of the underlying asset prices, indexes or rates. The fund’s use of derivatives may also increase the amount of taxes payable by shareholders.

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Equity Securities

Generally, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, equity securities will respond to events that affect entire financial markets or industries (such as changes in inflation or consumer demand) and to events that affect particular issuers (such as news about the success or failure of a new product). Equity securities also are subject to “stock market risk,” meaning that stock prices in general may decline over short or extended periods of time. When the value of the stocks held by the fund goes down, the value of the fund’s shares will be affected.

Exchange-Traded Funds (“ETFs”)

ETFs invest in a portfolio of securities designed to track a particular market segment or index. The risks associated with investing in ETFs generally reflect the risks of owning shares of the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities. Assets invested in ETFs incur a layering of expenses, including operating costs and advisory fees that fund shareholders indirectly bear; such expenses may exceed the expenses the fund would incur if it invested directly in the underlying portfolio of securities the ETF is designed to track. Shares of ETFs trade on a securities exchange and may trade at, above, or below their net asset value.

Foreign Investing

Investing in securities of non-U.S. companies involves special risks and considerations not typically associated with investing in U.S. companies, and the values of non-U.S. securities may be more volatile than those of U.S. securities. The values of non-U.S. securities are subject to economic and political developments in countries and regions where the issuers operate or are domiciled, or where the securities are traded, such as changes in economic or monetary policies, and to changes in currency exchange rates. Values may also be affected by restrictions on receiving the investment proceeds from a non-U.S. country.

In general, less information is publicly available about non-U.S. companies than about U.S. companies. Non-U.S. companies are generally not subject to the same accounting, auditing and financial reporting standards as are U.S. companies. Certain foreign issuers classified as passive foreign investment companies may be subject to additional taxation risk.

•

Currency Rate Risk. Because the foreign securities in which the fund invests generally trade in currencies other than the U.S. dollar, changes in currency exchange rates will affect the fund’s net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities. Because the value of the fund’s shares is calculated in U.S. dollars, it is possible for the fund to lose money by investing in a foreign security if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of the fund’s holdings goes up. Generally, a strong U.S. dollar relative to such other currencies will adversely affect the value of the fund’s holdings in foreign securities.

•

Emerging Market Investing Risk. The risks of foreign investments are generally greater in countries whose markets are still developing than they are in more developed markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Since these markets are often small, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. They may also have policies that restrict investment by foreigners, or that prevent foreign investors from withdrawing their money at will. Certain emerging markets may also face other significant internal or external risks, including the risk of war and civil unrest. For all of these reasons, investments in emerging markets may be considered speculative.

•

Foreign Currency Transactions. Certain funds may engage in foreign currency transactions, including foreign currency forward contracts, options, swaps and other similar strategic transactions in connection with its investments in securities of non-U.S. companies. These transactions are designed to hedge the fund’s exposure to foreign currency risks; however, such investments may not prove successful or may have the effect of limiting gains from favorable market movements.

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To the extent that a fund invests a significant portion of its assets in a particular emerging market, the fund will be more vulnerable to financial, economic, political and other developments in that country, and conditions that negatively impact that country will have a greater impact on the fund as compared with a fund that does not have its holdings concentrated in a particular country.

High Yield-High Risk Fixed Income Securities (Junk Bonds)

Securities rated “BB” or below by S&P or “Ba” or below by Moody’s are known as “high yield” securities and are commonly referred to as “junk bonds”. Such securities entail greater price volatility and credit and interest rate risk than investment grade securities. Analysis of the creditworthiness of high yield-high risk issuers is more complex than for higher-rated securities, making it more difficult for the subadviser to accurately predict risk. There is a greater risk with high yield-high risk fixed income securities that an issuer will not be able to make principal and interest payments when due. If the fund pursues missed payments, there is a risk that fund expenses could increase. In addition, lower-rated securities may not trade as often and may be less liquid than higher-rated securities, especially during periods of economic uncertainty or change. As a result of all of these factors, these bonds are generally considered to be speculative.

Illiquid and Restricted Securities

Certain securities in which the fund invests may be difficult to sell at the time and price beneficial to the fund, for example due to low trading volumes or legal restrictions. When there is no willing buyer or a security cannot be readily sold, the fund may have to sell at a lower price or may be unable to sell the security at all. The sale of such securities may also require the fund to incur expenses in addition to those normally associated with the sale of a security.

Investment Grade Securities

A fund may invest in all types of long-term or short-term investment-grade debt obligations of U.S. issuers. In addition to the types of securities mentioned in connection with the fund’s principal investment strategies, the fund may also invest in other bonds, debentures, notes, municipal bonds, equipment lease certificates, equipment trust certificates, conditional sales contracts and commercial paper. Debt securities with lower credit ratings have a higher risk of default on payment of principal and interest and securities with longer maturities are subject to greater price fluctuations in response to changes in interest rates. If interest rates rise, the value of debt securities generally will fall.

Loan Participations

A loan participation agreement involves the purchase of a share of a loan made by a bank to a company in return for a corresponding share of borrower’s principal and interest payments. The principal credit risk associated with acquiring loan participation interests is the credit risk associated with the underlying corporate borrower. There is also a risk that there may not be a readily available market for loan participation interests and, in some cases, this could result in a fund disposing of such securities at a substantial discount from face value or holding such securities until maturity.

Money Market Instruments

To meet margin requirements, redemptions or for investment purposes, a fund may hold money market instruments, including full faith and credit obligations of the United States, high quality short-term notes and commercial paper.

Mortgage-Backed and Asset-Backed Securities

Mortgage-backed securities represent interests in pools of residential mortgage loans purchased from individual lenders by a Federal agency or originated and issued by private lenders. Asset-backed securities represent interests in pools of underlying assets such as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property, and receivables from credit card agreements. These two types of securities share many of the same risks.

The impairment of the value of collateral or other assets underlying a mortgage-backed or asset-backed security, such as that resulting from non-payment of loans, may result in a reduction in the value of such security and losses to a fund.

110	Virtus Mutual Funds

Early payoffs in the loans underlying such securities may result in the fund receiving less income than originally anticipated. The variability in prepayments will tend to limit price gains when interest rates drop and exaggerate price declines when interest rates rise. In the event of high prepayments, the fund may be required to invest proceeds at lower interest rates, causing the fund to earn less than if the prepayments had not occurred. Conversely, rising interest rates may cause prepayments to occur at a slower than expected rate, which may effectively change a security that was considered short- or intermediate-term into a long-term security. Long-term securities tend to fluctuate in value more widely in response to changes in interest rates than shorter-term securities.

Municipal Securities

The amount of public information available about municipal bonds is generally less than that for corporate equities or bonds, and the investment performance of the fund may be more dependent on the analytical abilities of the investment adviser than would be the case for a fund that does not invest in municipal bonds. The secondary market for municipal bonds also tends to be less well-developed and less liquid than many other securities markets, which may adversely affect the fund’s ability to sell its bonds at attractive prices. In addition, municipal obligations can experience downturns in trading activity, and the supply of municipal obligations may exceed the demand in the market. During such periods, the spread can widen between the price at which an obligation can be purchased and the price at which it can be sold. Less liquid obligations can become more difficult to value and be subject to erratic price movements. Economic and other events (whether real or perceived) can reduce the demand for certain investments or for investments generally, which may reduce market prices and cause the value of the fund’s shares to fall. The frequency and magnitude of such changes cannot be predicted. The fund may invest in municipal obligations that do not appear to be related but in fact depend on the financial rating or support of a single government unit, in which case events that affect one of the obligations will also affect the others and will impact the fund’s portfolio to a greater degree than if the fund’s investments were not so related. The increased presence of non-traditional participants in the municipal markets may lead to greater volatility in the markets.

Mutual Fund Investing

Through its investments in other mutual funds, the fund is exposed to not only to the risks of the underlying funds’ investments but also to certain additional risks. Assets invested in other mutual funds incur a layering of expenses, including operating costs, advisory fees and administrative fees that you, as a shareholder in the fund, indirectly bear. Such fees and expenses may exceed the fees and expenses the fund would have incurred if it invested in the underlying fund’s assets directly. To the extent that the expense ratio of an underlying fund changes, the weighted average operating expenses borne by the fund may increase or decrease. An underlying fund may change its investment objective or policies without the approval of the fund, and the fund might be forced to withdraw its investment from the underlying fund at a time that is unfavorable to the fund. If the fund invests in closed-end funds, it may incur added expenses such as additional management fees and trading costs.

Non-Performing Securities

Non-performing securities are those whose quality is comparable to securities rated as low as D by Standard & Poor’s or C by Moody’s. Repayment of obligations under such securities is subject to significant uncertainties, and as such investment in such securities may be considered speculative.

Private Placements

A fund may purchase securities which have been privately issued to qualified institutional investors under special rules adopted by the Securities and Exchange Commission (“SEC”). Such securities may offer higher yields than comparable publicly traded securities. Privately issued securities ordinarily can be sold by the fund only in secondary market transactions to certain qualified investors pursuant to rules established by the SEC or privately negotiated transactions to a limited number of purchasers. Therefore, sales of such securities by the fund may involve significant delays and expense.

Repurchase Agreements

A fund may invest in repurchase agreements with commercial banks, brokers and dealers considered by the adviser to be creditworthy. Such agreements subject the fund to the risk of default or insolvency of the counterparty.

Virtus Mutual Funds	111

Securities Lending

A fund may loan portfolio securities with a value up to one-third of its total assets to increase its investment returns. If the borrower is unwilling or unable to return the borrowed securities when due, the respective fund can suffer losses. In addition, there is a risk of delay in receiving additional collateral or in the recovery of the securities, and a risk of loss of rights in the collateral, in the event that the borrower fails financially. There is also a risk that the value of the investment of the collateral could decline, causing a loss to the fund.

Short-Term Investments

Short-term investments include money market instruments, repurchase agreements, certificates of deposits and bankers’ acceptances and other short-term instruments that are not U.S. Government securities. These securities generally present less risk than many other investments, but they are generally subject to credit risk and may be subject to other risks as well.

Unrated Fixed Income Securities

The fund’s subadviser has the authority to make determinations regarding the quality of unrated fixed income securities for the purposes of assessing whether they meet the fund’s investment restrictions. However, analysis of unrated securities is more complex than that of rated securities, making it more difficult for the subadviser to accurately predict risk. Unrated fixed income securities may not be lower in quality than rated securities, but due to their perceived risk they may not have as broad a market as rated securities, making it more difficult to sell unrated securities.

U.S. and Foreign Government Obligations

Obligations issued or guaranteed by the U.S. Government, its agencies, authorities and instrumentalities and backed by the full faith and credit of the United States only guarantee principal and interest will be timely paid to holders of the securities. The entities do not guarantee that the value of fund shares will increase, and in fact the market values of such obligations may fluctuate. In addition, not all U.S. Government securities are backed by the full faith and credit of the United States; some are the obligation solely of the entity through which they are issued. There is no guarantee that the U.S. Government would provide financial support to its agencies and instrumentalities if not required to do so by law. Foreign obligations may not be backed by the government of the issuing country, and are subject to foreign investing risks.

U.S. Government Securities

Obligations issued or guaranteed by the U.S. Government, its agencies, authorities and instrumentalities and backed by the full faith and credit of the United States only guarantee principal and interest will be timely paid to holders of the securities. The entities do not guarantee that the value of fund shares will increase, and in fact the market values of such obligations may fluctuate. In addition, not all U.S. Government securities are backed by the full faith and credit of the United States; some are the obligation solely of the entity through which they are issued. There is no guarantee that the U.S. Government would provide financial support to its agencies and instrumentalities if not required to do so by law.

Variable Rate, Floating Rate and Variable Amount Securities

Variable rate, floating rate, or variable amount securities are generally short-term, unsecured, fluctuating, interest-bearing notes of private issuers. The absence of an active secondary market with respect to certain such instruments could make it difficult for the fund to dispose of the instrument if the issuer defaulted on its payment obligation or during periods that the fund is not entitled to exercise its demand rights, and the fund could, for these or other reasons, suffer a loss with respect to such instruments.

When-Issued and Delayed-Delivery Securities

Certain securities may be purchased on a when-issued or delayed-delivery basis. The value of the security on settlement date may be more or less than the price paid as a result of changes in interest rates and market conditions. If the value on settlement date is less, the value of your shares may decline.

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Zero Coupon, Step Coupon, Deferred Coupon and PIK Bonds

A fund may invest in any combination of zero coupon and step coupon bonds and bonds on which interest is payable in kind (“PIK”). The market prices of these bonds generally are more volatile than the market prices of securities that pay interest on a regular basis. Since the fund will not receive cash payments earned on these securities on a current basis, the fund may be required to make distributions from other sources. This may result in higher portfolio turnover rates and the sale of securities at a time that is less favorable.

The funds may buy other types of securities or employ other portfolio management techniques. Please refer to the Statement of Additional Information for more detailed information about these and other investment techniques of the funds.

Pricing of Fund Shares

How is the Share Price determined?

Each fund calculates a share price for each class of its shares. The share price for each class is based on the net assets of the fund and the number of outstanding shares of that class. In general, each fund calculates a share price for each class by:

•	adding the values of all securities and other assets of the fund;

•	subtracting liabilities; and

•	dividing the result by the total number of outstanding shares of that class.

Assets: Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price. Shares of other investment companies are valued at such companies’ net asset values. Debt securities (other than short-term investments) are valued on the basis of broker quotations or valuations provided by a pricing service, which in determining value utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. As required, some securities and assets are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees. Other assets, such as accrued interest, accrued dividends and cash are also included in determining a fund’s net asset value.

For each of Virtus AlphaSector Allocation Fund, Virtus AlphaSector Rotation Fund and Virtus Alternatives Diversifier Fund, the fund’s assets consist primarily of shares of the underlying affiliated mutual funds, if any, which are valued at their respective net asset values and exchange-traded funds (“ETFs”), which are valued at current market prices. To determine net asset value, the fund and each underlying affiliated mutual fund values its assets at market value. Equity securities held by the underlying affiliated mutual funds, and ETFs held directly by the fund, are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or, if no closing price is available, at the last bid price. Debt securities (other than short-term investments) held by the underlying affiliated mutual funds are valued on the basis of broker quotations or valuations provided by a pricing service, which in determining value utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. As required, some securities and assets held by the underlying affiliated mutual funds are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees. Other assets, such as accrued interest, accrued dividends and cash are also included in determining the fund’s net asset value.

Liabilities: Accrued liabilities for class-specific expenses (if any), distribution fees, service fees and other liabilities are deducted from the assets of each class. Accrued expenses and liabilities that are not class specific (such as management fees) are allocated to each class in proportion to each class’s net assets except where an alternative allocation can be more appropriately made.

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Net Asset Value: The liabilities allocated to a class are deducted from the proportionate interest of such class in the assets of the applicable fund. The resulting amount for each class is then divided by the number of shares outstanding of that class to produce each class’s net asset value per share.

The net asset value per share of each class of each fund is determined as of the close of regular trading (normally 4:00 PM eastern time) on days when the New York Stock Exchange (“NYSE”) is open for trading. A fund will not calculate its net asset value per share class on days when the NYSE is closed for trading. If a fund (or underlying fund, as applicable) holds securities that are traded on foreign exchanges that trade on weekends or other holidays when the funds do not price their shares, the net asset value of the funds’ shares may change on days when shareholders will not be able to purchase or redeem the funds’ shares.

How are securities fair valued?

If market quotations are not readily available or available prices are not reliable, the funds (or underlying funds, as applicable) determine a “fair value” for an investment according to policies and procedures approved by the Board of Trustees. The types of assets for which such pricing might be required include (i) securities whose trading has been suspended; (ii) securities where the trading market is unusually thin or trades have been infrequent; (iii) debt securities that have recently gone into default and for which there is no current market quotation; (iv) a security whose market price is not available from an independent pricing source and for which otherwise reliable quotes are not available; (v) securities of an issuer that has entered into a restructuring; (vi) a security whose price as provided by any pricing source does not, in the opinion of the adviser/subadviser, reflect the security’s market value; (vii) foreign securities subject to trading collars for which no or limited trading takes place; and (viii) securities where the market quotations are not readily available as a result of “significant” events. This list is not inclusive of all situations that may require a security to be fair valued, nor is it intended to be conclusive in determining whether a specific event requires fair valuation.

The value of any portfolio security held by a fund for which market quotations are not readily available shall be determined in good faith and in a manner that assesses the security’s “fair value” on the valuation date (i.e., the amount that the fund might reasonably expect to receive for the security upon its current sale), based on a consideration of all available facts and all available information, including, but not limited to, the following: (i) the fundamental analytical data relating to the investment; (ii) an evaluation of the forces which influence the market in which these securities are purchased and sold (e.g., the existence of merger proposals or tender offers that might affect the value of the security); (iii) price quotes from dealers and/or pricing services; (iv) an analysis of the company’s financial statements; (v) trading volumes on markets, exchanges or among dealers; (vi) recent news about the security or issuer; (vii) changes in interest rates; (viii) information obtained from the issuer, analysts, other financial institutions and/or the appropriate stock exchange (for exchange traded securities); (ix) whether two or more dealers with whom the adviser/subadviser regularly effects trades are willing to purchase or sell the security at comparable prices; (x) other news events or relevant matters; and (xi) government (domestic or foreign) actions or pronouncements.

Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the fund calculates its net asset value (generally, the close of regular trading on the NYSE) that may impact the value of securities traded in these foreign markets. In such cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

The value of a security, as determined using the funds’ fair valuation procedures, may not reflect such security’s market value.

The Virtus AlphaSector Allocation Fund and Virtus Alternatives Diversifier Fund purchase Class I Shares of the underlying affiliated mutual funds at net asset value.

At what price are shares purchased?

All investments received by the funds’ authorized agents in good order prior to the close of regular trading on the NYSE (normally 4:00 PM eastern time) will be executed based on that day’s net asset value. Shares credited to your account

114	Virtus Mutual Funds

from the reinvestment of fund distributions will be in full and fractional shares that are purchased at the closing net asset value on the next business day on which the respective fund’s net asset value is calculated following the dividend record date.

Sales Charges

What are the classes and how do they differ?

Presently, each fund offers from two to five classes of shares. With the exception of Class I Shares, each class of shares has different sales and distribution charges. (See “Fees and Expenses” in each fund’s “Fund Summary,” previously in this prospectus.) For certain classes of shares, the funds have adopted distribution and service plans allowed under Rule 12b-1 of the Investment Company Act of 1940, as amended, that authorize the funds to pay distribution and service fees for the sale of their shares and for services provided to shareholders.

Important Information about Class B Shares. Class B shares of the funds are no longer available for purchase by new or existing shareholders, except by existing shareholders through “Qualifying Transactions,” which consist of the following: (1) reinvestment of dividends and/or capital gain distributions; and (2) exchange of Class B shares of a fund for Class B shares of other Virtus Mutual Funds, as permitted by the existing exchange privileges (discussed below under the heading “Exchange Privileges” within the section entitled “Account Policies”). Shareholders who own Class B Shares may continue to hold such shares until they convert to Class A Shares under the existing conversion schedule, as described in this prospectus section under the heading “What arrangement is best for you?”

What arrangement is best for you?

The different classes of shares permit you to choose the method of purchasing shares that is most beneficial to you. In choosing a class of shares, consider the amount of your investment, the length of time you expect to hold the shares, whether you decide to receive distributions in cash or to reinvest them in additional shares, and any other personal circumstances. Depending upon these considerations, the accumulated distribution and service fees and contingent deferred sales charges of one class of shares may be more or less than the initial sales charge and accumulated distribution and service fees of another class of shares bought at the same time. Because distribution and service fees are paid out of a fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Your financial representative should recommend only those arrangements that are suitable for you based on known information. In certain instances, you may be entitled to a reduction or waiver of sales charges. For instance, you may be entitled to a sales charge discount on Class A Shares if you purchase more than certain breakpoint amounts. You should inform or inquire of your financial representative whether or not you may be entitled to a sales charge discount attributable to your total holdings in a fund or affiliated funds. To determine eligibility for a sales charge discount, you may aggregate all of your accounts (including joint accounts, retirement accounts such as IRAs, non-IRAs, etc.) and those of your spouse and minor children. The financial representative may request you to provide an account statement or other holdings information to determine your eligibility for a breakpoint and to make certain all involved parties have the necessary data. Additional information about the classes of shares offered, sales charges, breakpoints and discounts follows in this section and also may be found in the Statement of Additional Information in the section entitled “How to Buy Shares.” This information is available free of charge, and in a clear and prominent format, at the Individual Investors section of the Virtus Mutual Funds’ Web site at virtus.com. Please be sure that you fully understand these choices before investing. If you or your financial representative require additional assistance, you may also contact Mutual Fund Services by calling toll-free (800) 243-1574.

Class A Shares (all funds). If you purchase Class A Shares, you will pay a sales charge at the time of purchase equal to the following: for Virtus Multi-Sector Short Term Bond Fund, 2.25% of the offering price (2.30% of the amount invested); for Virtus Bond Fund, Virtus CA Tax-Exempt Bond Fund, Virtus High Yield Fund, Virtus Multi-Sector Fixed Income Fund and Virtus Senior Floating Rate Fund, 4.75% of the offering price (4.99% of the amount invested); and for the other funds, 5.75% of the offering price (6.10% of the amount invested). The sales charge may be reduced or waived under certain conditions. (See “Initial Sales Charge Alternative—Class A Shares” below.) Generally, Class A Shares are not subject to any charges by the fund when redeemed; however, a contingent deferred sales charge

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(“CDSC”) may be imposed on certain redemptions within 18 months on exchanges from a Virtus non-money market fund into a Virtus money market fund and purchases on which a finder’s fee has been paid. For all Virtus fixed income funds, Virtus AlphaSector Allocation Fund, and Virtus AlphaSector Rotation Fund, the CDSC is 0.50%; for all other Virtus Mutual Funds, the CDSC is 1.00%. The 18-month period begins on the last day of the month preceding the month in which the purchase was made. Class A Shares have lower distribution and service fees (0.25%) and generally pay higher dividends than Class B Shares and Class C Shares.

Class B Shares (Virtus Bond Fund, Virtus Global Opportunities Fund, Virtus High Yield Fund, Virtus Market Neutral Fund, Virtus Multi-Sector Fixed Income Fund, Virtus Multi-Sector Short Term Bond Fund and Virtus Real Estate Securities Fund only). If you sell your Class B Shares of the Virtus Multi-Sector Short Term Bond Fund within the first three years after they were purchased, you will pay a deferred sales charge of up to 2% of your shares’ value. If you sell your Class B Shares of the other funds within the first five years after they were purchased, you will pay a deferred sales charge of up to 5% of your shares’ value. (See “Deferred Sales Charge Alternative—Class B Shares, Class C Shares and Class T Shares” below.) This charge declines to 0% over a period of three years for the Virtus Multi-Sector Short Term Bond Fund and a period of five years for the other funds, and may be waived under certain conditions. Class B Shares have higher distribution and service fees (1.00%; 0.75% for Virtus Multi-Sector Short Term Bond Fund) and pay lower dividends than Class A Shares. Class B Shares automatically convert to Class A Shares eight years after purchase (seven years after purchase for the Virtus Market Neutral Fund and six years after purchase for Virtus Multi-Sector Short Term Bond Fund).

Class C Shares (not offered by Virtus CA Tax-Exempt Bond Fund). If you purchase Class C Shares, you will not pay a sales charge at the time of purchase. You will not pay any sales charges on Class C Shares of the Virtus Multi-Sector Short-Term Bond Fund when you sell them. If you sell your Class C Shares of the other funds within the first year after they are purchased, you will pay a deferred sales charge of 1% (1.25% for Virtus Market Neutral Fund). (See “Deferred Sales Charge Alternative—Class B Shares, Class C Shares and Class T Shares” below.) Class C Shares of the Virtus Multi-Sector Short Term Bond Fund have lower distribution and service fees (0.50%) and pay higher dividends than Class B Shares. Class C Shares of the other funds have the same distribution and service fees (1.00%) and pay comparable dividends as Class B Shares. Class C Shares do not convert to any other class of shares of the fund, so the higher distribution and service fees paid by Class C Shares continue for the life of the account.

Class T Shares (Virtus Multi-Sector Short Term Bond Fund only). If you purchase Class T Shares, you will not pay a sales charge at the time of purchase. If you sell your Class T Shares within the first year after they are purchased, you will pay a sales charge of 1%. (See “Deferred Sales Charge Alternative—Class B Shares, Class C Shares and Class T Shares” below.) Class T Shares have higher distribution and service fees (1.00%) and pay lower dividends than Class B Shares. Class T Shares do not convert to any other class of shares of the fund, so the higher distribution and service fees paid by Class T Shares continue for the life of the account.

Class I Shares (not offered by Virtus Global Opportunities Fund and Virtus High Yield Fund). Class I shares are offered primarily to clients of financial intermediaries that (i) charge such clients an ongoing fee for advisory, investment, consulting or similar services, or (ii) have entered into an agreement with the distributor to offer Class I shares through a no-load network or platform. Such clients may include pension and profit sharing plans, other employee benefit trusts, endowments, foundations and corporations. Class I shares are also offered to private and institutional clients of, or referred by, the adviser, the subadviser and their affiliates. If you are eligible to purchase and do purchase Class I Shares, you will pay no sales charge at any time. There are no distribution and service fees applicable to Class I Shares. For additional information about purchasing Class I Shares, please contact Mutual Fund Services by calling (800) 243-1574.

Initial Sales Charge Alternative—Class A Shares

The public offering price of Class A Shares is the net asset value plus a sales charge that varies depending on the size of your purchase. (See “Class A Shares—Reduced Initial Sales Charges” in the Statement of Additional Information.) Shares purchased based on the automatic reinvestment of income dividends or capital gain distributions are not subject to any sales charges. The sales charge is divided between your investment dealer and the Distributor.

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Sales Charge you may pay to purchase Class A Shares

Virtus Multi-Sector Short Term Bond Fund Only

	Sales Charge as a percentage of
Amount of Transaction at Offering Price	Offering Price	Net Amount Invested
Under $50,000	2.25%	2.30%
$50,000 but under $ 100,000	1.25	1.27
$100,000 but under $ 500,000	1.00	1.01
$500,000 but under $ 1,000,000	0.75	0.76
$1,000,000 or more	None	None

Virtus Bond Fund, Virtus CA Tax-Exempt Bond Fund, Virtus High Yield Fund, Virtus Multi-Sector Fixed Income Fund and Virtus Senior Floating Rate Fund Only

	Sales Charge as a percentage of
Amount of Transaction at Offering Price	Offering Price	Net Amount Invested
Under $50,000	4.75%	4.99%
$50,000 but under $ 100,000	4.50	4.71
$100,000 but under $ 250,000	3.50	3.63
$250,000 but under $ 500,000	2.75	2.83
$500,000 but under $ 1,000,000	2.00	2.04
$1,000,000 or more	None	None

All Other Funds

	Sales Charge as a percentage of
Amount of Transaction at Offering Price	Offering Price	Net Amount Invested
Under $50,000	5.75%	6.10%
$50,000 but under $ 100,000	4.75	4.99
$100,000 but under $ 250,000	3.75	3.90
$250,000 but under $ 500,000	2.75	2.83
$500,000 but under $ 1,000,000	2.00	2.04
$1,000,000 or more	None	None
Class A Sales Charge Reductions and Waivers

Investors may reduce or eliminate sales charges applicable to purchases of Class A Shares through utilization of Combination Purchase Privilege, Letter of Intent, Right of Accumulation, Purchase by Associations or the Account Reinstatement Privilege. These programs are summarized below and are described in greater detail in the Statement of Additional Information. Investors buying Class A Shares on which a finder’s fee has been paid may incur a CDSC if they redeem their shares within 18 months of purchase. For all Virtus fixed income funds, Virtus AlphaSector Allocation Fund, and Virtus AlphaSector Rotation Fund, the CDSC is 0.50%; for all other Virtus Mutual Funds, the CDSC is 1.00%.

Combination Purchase Privilege. Your purchase of any class of shares of these funds or any other Virtus Mutual Fund (other than any Virtus money market fund), if made at the same time by the same person, will be added together with any existing Virtus Mutual Fund account values to determine whether the combined sum entitles you to an immediate reduction in sales charges. A “person” is defined in this and the following sections as (a) any individual, their spouse and minor children purchasing shares for his or their own account (including an IRA account) including his or their own trust; (b) a trustee or other fiduciary purchasing for a single trust, estate or single fiduciary account (even though more

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than one beneficiary may exist); (c) multiple employer trusts or certain Section 403(b) plans for the same employer; (d) multiple accounts (up to 200) under a qualified employee benefit plan or administered by a third party administrator; or (e) trust companies, bank trust departments, registered investment advisers, and similar entities placing orders or providing administrative services with respect to accounts over which they exercise discretionary investment authority and which are held in a fiduciary, agency, custodial or similar capacity, provided all shares are held of record in the name, or nominee name, of the entity placing the order.

Letter of Intent. If you sign a Letter of Intent, your purchase of any class of shares of these funds or any other Virtus Mutual Fund (other than any Virtus money market fund), if made by the same person within a 13-month period, will be added together to determine whether you are entitled to an immediate reduction in sales charges. Sales charges are reduced based on the overall amount you indicate that you will buy under the Letter of Intent. The Letter of Intent is a mutually non-binding arrangement between you and the Distributor. Shares worth 5% of the amount of each purchase will be held in escrow (while remaining registered in your name) to secure payment of the higher sales charges applicable to the shares actually purchased in the event the full intended amount is not purchased.

Right of Accumulation. The value of your account(s) in any class of shares of these funds or any other Virtus Mutual Fund (other than any Virtus money market fund) if made over time by the same person, may be added together at the time of each purchase to determine whether the combined sum entitles you to a prospective reduction in sales charges. You must provide certain account information to the Distributor at the time of purchase to exercise this right.

Purchase by Associations. Certain groups or associations may be treated as a “person” and qualify for reduced Class A Share sales charges. The group or association must: (1) have been in existence for at least six months; (2) have a legitimate purpose other than to purchase mutual fund shares at a reduced sales charge; (3) work through an investment dealer; and (4) not be a group whose sole reason for existing is to consist of members who are credit card holders of a particular company, policyholders of an insurance company, customers of a bank or a broker-dealer or clients of an investment adviser.

Account Reinstatement Privilege. Subject to the funds’ policies and procedures regarding market timing, for 180 days after you sell your Class A, Class B or Class C Shares on which you have previously paid a sales charge, you may purchase Class A Shares of any Virtus Mutual Fund at net asset value, with no sales charge, by reinvesting all or part of your proceeds, but not more.

Sales at Net Asset Value. In addition to the programs summarized above, the funds may sell their Class A Shares at net asset value without an initial sales charge to certain types of accounts or account holders, including, but not limited to: trustees of the Virtus Mutual Funds; directors, officers, employees and sales representatives of the adviser, subadviser (if any) or Distributor or a corporate affiliate of the adviser, subadviser or Distributor; private clients of an adviser or subadviser to any of the Virtus Mutual Funds; registered representatives and employees of dealers with which the Distributor has sales agreements; and certain qualified employee benefit plans, endowment funds or foundations. Please see the Statement of Additional Information for more information about qualifying for purchases of Class A Shares at net asset value.

Deferred Sales Charge Alternative—Class B Shares, Class C Shares and Class T Shares

Class B Shares, Class C Shares and Class T Shares are purchased without an initial sales charge; however, shares sold within a specified time period are subject to a declining CDSC at the rates listed below. Class C Shares of the Virtus Multi-Sector Short Term Bond Fund are purchased without an initial sales charge and are not subject to a deferred sales charge. The sales charge will be multiplied by the then current market value or the initial cost of the shares being redeemed, whichever is less. No sales charge will be imposed on increases in net asset value or on shares purchased through the reinvestment of income dividends or capital gain distributions. To minimize the sales charge, shares not subject to any charge will be redeemed first, followed by shares held the longest time. To calculate the number of shares owned and time period held, all Class B Shares purchased in any month are considered purchased on the last day of the preceding month, and all Class C Shares and Class T Shares are considered purchased on the trade date.

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Deferred Sales Charge you may pay to sell Class B Shares

Virtus Market Neutral Fund Only

Year	1	2	3	4	5	6	7+
CDSC	5%	4%	3%	3%	2%	1%	0%

Virtus Multi-Sector Short Term Bond Fund Only

Year	1	2	3	4+
CDSC	2%	1.5%	1%	0%

All Other Funds that previously offered Class B Shares

Year	1	2	3	4	5	6+
CDSC	5%	4%	3%	2%	2%	0%

Deferred Sales Charge you may pay to sell Class C Shares

Virtus Market Neutral Fund Only

Year	1	2+
CDSC	1.25%	0%

All Other Funds Offering Class C Shares

Year	1	2+
CDSC	1%	0%

You will not pay any deferred sales charge to sell Class C Shares of the Virtus Multi-Sector Short Term Bond Fund.

Deferred Sales charge you may pay to sell Class T Shares

Virtus Multi-Sector Short Term Bond Fund only

Year	1	2+
CDSC	1%	0%

Compensation to Dealers

Dealers with whom the Distributor has entered into sales agreements receive a discount or commission on Class A Shares as described below.

Virtus Multi-Sector Short Term Bond Fund Only

Amount of Transaction at Offering Price	Sales Charge as a Percentage of Offering Price	Sales Charge as a Percentage of Amount Invested	Dealer Discount as a Percentage of Offering Price
Under $50,000	2.25%	2.30%	2.00%
$50,000 but under $ 100,000	1.25	1.27	1.00
$100,000 but under $ 500,000	1.00	1.01	1.00
$500,000 but under $ 1,000,000	0.75	0.76	0.75
$1,000,000 or more	None	None	None

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Virtus Bond Fund, Virtus CA Tax-Exempt Bond Fund, Virtus High Yield Fund, Virtus Multi-Sector Fixed Income Fund and Virtus Senior Floating Rate Fund Only

Amount of Transaction at Offering Price	Sales Charge as a Percentage of Offering Price	Sales Charge as a Percentage of Amount Invested	Dealer Discount as a Percentage of Offering Price
Under $50,000	4.75%	4.99%	4.25%
$50,000 but under $ 100,000	4.50	4.71	4.00
$100,000 but under $ 250,000	3.50	3.63	3.00
$250,000 but under $ 500,000	2.75	2.83	2.25
$500,000 but under $ 1,000,000	2.00	2.04	1.75
$1,000,000 or more	None	None	None

All Other Funds

Amount of Transaction at Offering Price	Sales Charge as a Percentage of Offering Price	Sales Charge as a Percentage of Amount Invested	Dealer Discount as a Percentage of Offering Price
Under $50,000	5.75%	6.10%	5.00%
$50,000 but under $ 100,000	4.75	4.99	4.25
$100,000 but under $ 250,000	3.75	3.90	3.25
$250,000 but under $ 500,000	2.75	2.83	2.25
$500,000 but under $ 1,000,000	2.00	2.04	1.75
$1,000,000 or more	None	None	None

With respect to Class C Shares, the Distributor intends to pay investment dealers a sales commission of 1% of the sale price of Class C Shares (0% for Virtus Multi-Sector Short Term Bond Fund) and Class T Shares (Virtus Multi-Sector Short Term Bond Fund only). (This sales commission will not be paid to dealers for sales of Class C Shares purchased by 401(k) participants of the Merrill Lynch Daily K Plan due to a waiver of the CDSC for these plan participants’ purchases.) Your broker, dealer or financial advisor may also charge you additional commissions or fees for their services in selling shares to you provided they notify the Distributor of their intention to do so.

Dealers and other entities that enter into special arrangements with the Distributor may receive compensation for the sale and promotion of shares of these funds and/or for providing other shareholder services. Such fees are in addition to the sales commissions referenced above and may be based upon the amount of sales of fund shares by a dealer; the provision of assistance in marketing of fund shares; access to sales personnel and information dissemination services; provision of recordkeeping and administrative services to qualified employee benefit plans; and other criteria as established by the Distributor. Depending on the nature of the services, these fees may be paid either from the funds through distribution fees, service fees or transfer agent fees or, in some cases, the Distributor may pay certain fees from its own profits and resources.

From its own profits and resources, the Distributor intends to, from time to time, pay special incentive and retention fees to qualified wholesalers, registered financial institutions and third party marketers. Additionally, for Virtus fixed income funds, Virtus AlphaSector Allocation Fund, and Virtus AlphaSector Rotation Fund, the Distributor may pay broker-dealers a finder’s fee in an amount equal to 0.50% of eligible Class A Share purchases from $1,000,000 to $3,000,000 and 0.25% on amounts greater than $3,000,000. For all other Virtus Mutual Funds, the Distributor may pay broker-dealers a finder’s fee in an amount equal to 1.00% of eligible Class A Share purchases from $1,000,000 to $3,000,000, 0.50% on amounts of $3,000,001 to $10,000,000, and 0.25% on amounts greater than $10,000,000. Purchases by an account in the name of a qualified employee benefit plan are eligible for a finder’s fee only if such plan has at least 100 eligible employees. If all or part of a purchase on which a finder’s fee has been paid, including investments by qualified employee benefit plans, is subsequently redeemed within 18 months, a CDSC may apply, except for redemptions of shares purchased on which a finder’s fee would have been paid where such investor’s dealer of record, due to the nature of the investor’s account, notifies the Distributor prior to the time of the investment that the dealer waives the finder’s fee otherwise payable to the dealer, or agrees to receive such finder’s fee ratably over a 18-month period. For all Virtus fixed income funds, Virtus AlphaSector Allocation Fund, and Virtus AlphaSector Rotation Fund, the CDSC is 0.50%; for all other Virtus Mutual Funds, the CDSC is 1.00%. For purposes of determining

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the applicability of the CDSC, the 18-month period begins on the last day of the month preceding the month in which the purchase was made. Any dealer who receives more than 90% of a sales charge may be deemed to be an “underwriter” under the Securities Act of 1933. VP Distributors reserves the right to discontinue or alter such fee payment plans at any time.

From its own resources or pursuant to the distribution and shareholder servicing plans, and subject to the dealers’ prior approval, the Distributor may provide additional compensation to registered representatives of dealers in the form of travel expenses, meals, and lodging associated with training and educational meetings sponsored by the Distributor. The Distributor may also provide gifts amounting in value to less than $100, and occasional meals or entertainment, to registered representatives of dealers. Any such travel expenses, meals, lodging, gifts or entertainment paid will not be preconditioned upon the registered representatives’ or dealers’ achievement of a sales target. The Distributor may, from time to time, reallow the entire portion of the sales charge on Class A Shares which it normally retains to individual selling dealers. However, such additional reallowance generally will be made only when the selling dealer commits to substantial marketing support such as internal wholesaling through dedicated personnel, internal communications and mass mailings.

The Distributor has agreed to pay fees to certain distributors for preferred marketing opportunities. These arrangements may be viewed as creating a conflict of interest between these distributors and investors. Investors should make due inquiry of their selling agents to ensure that they are receiving the requisite point of sale disclosures and suitable recommendations free of any influence by reason of these arrangements.

Your Account

Opening an Account

Your financial advisor can assist you with your initial purchase as well as all phases of your investment program. If you are opening an account by yourself, please follow the instructions outlined below. These procedures do not apply to purchases of Class I Shares. For information about purchasing Class I Shares, please contact Mutual Fund Services by calling (800) 243-1574.

The funds have established the following preferred methods of payment for fund shares:

•	Checks drawn on an account in the name of the investor and made payable to Virtus Mutual Funds;

•	Checks drawn on an account in the name of the investor’s company or employer and made payable to Virtus Mutual Funds; or

•	Wire transfers or Automated Clearing House (ACH) transfers from an account in the name of the investor, or the investor’s company or employer.

Payment in other forms may be accepted at the discretion of the funds. Please specify the name(s) of the fund or funds in which you would like to invest on the check or transfer instructions.

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. Accordingly, when you open an account, we will ask for your name, address, date of birth and other information that will allow us to identify you. We may check the information you provide against publicly available databases, information obtained from consumer reporting agencies, other financial institutions or other sources. If, after reasonable effort, we cannot verify your identity, we reserve the right to close the account and redeem the shares at the net asset value next calculated after the decision is made by us to close the account.

Step 1.

Your first choice will be the initial amount you intend to invest.

Minimum initial investments:

•

$25 for individual retirement accounts (IRAs), accounts that use the systematic exchange privilege or accounts that use the Systematic Purchase program. (See below for more information on the Systematic Purchase program.)

Virtus Mutual Funds	121

•

There is no initial dollar requirement for defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans. There is also no minimum for reinvesting dividends and capital gains into another account. Additionally, shareholders who own Class B Shares of a fund may purchase Class A Shares or Class C Shares of the same fund without regard to the minimum initial investment requirements.

•	$500 for all other accounts.

Minimum additional investments:

•	$25 for any account.

•

There is no minimum additional investment requirement for defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans. There is also no minimum additional investment requirement for reinvesting dividends and capital gains into an existing account.

The funds reserve the right to refuse a purchase order for any reason.

Step 2.

Your second choice will be what class of shares to buy. Each share class has different sales and distribution charges. Because all future investments in your account will be made in the share class you choose when you open your account, you should make your decision carefully. Your financial advisor can help you pick the share class that makes the most sense for your situation.

Step 3.

Your next choice will be how you want to receive any dividends and capital gain distributions. Your options are:

•	Receive both dividends and capital gain distributions in additional shares;

•	Receive dividends in additional shares and capital gain distributions in cash;

•	Receive dividends in cash and capital gain distributions in additional shares; or

•	Receive both dividends and capital gain distributions in cash.

No interest will be paid on uncashed distribution checks.

How to Buy Shares

To Open An Account (Class A, Class C and Class T Shares only)
Through a financial advisor	Contact your advisor. Some advisors may charge a fee and may set different minimum investments or limitations on buying shares.
Through the mail	Complete a New Account Application and send it with a check payable to the fund. Mail them to: State Street Bank, P.O. Box 8301, Boston, MA 02266-8301.
Through express delivery	Complete a New Account Application and send it with a check payable to the fund. Send them to: Boston Financial Data Services, Attn: Virtus Mutual Funds, 30 Dan Road, Canton, MA 02021-2809.
By Federal Funds wire	Call us at (800) 243-1574 (press 1, then 0).
By Systematic Purchase	Complete the appropriate section on the application and send it with your initial investment payable to the fund. Mail them to: State Street Bank, P.O. Box 8301, Boston, MA 02266-8301.
By telephone exchange	Call us at (800) 243-1574 (press 1, then 0).

122	Virtus Mutual Funds

The price at which a purchase is effected is based on the net asset value determined after receipt of a purchase order in good order by the funds’ Transfer Agent. A purchase order is generally in “good order” if an acceptable form of payment accompanies the purchase order and the order includes the appropriate application(s) and/or other form(s) and any supporting legal documentation required by the Transfer Agent, each in legible form.

Each fund reserves the right to refuse any order that may disrupt the efficient management of that fund.

How to Sell Shares

You have the right to have the funds buy back shares at the net asset value next determined after receipt of a redemption order by the funds’ Transfer Agent or an authorized agent. In the case of a Class B Share, Class C Share or Class T Share redemption, and certain Class A Share redemptions, you will be subject to the applicable contingent deferred sales charge, if any, for such shares. Subject to certain restrictions, shares may be redeemed by telephone or in writing. In addition, shares may be sold through securities dealers, brokers or agents who may charge customary commissions or fees for their services. The funds do not charge any redemption fees. Payment for shares redeemed is generally made within seven days; however, redemption proceeds will not be disbursed until each check used for purchases of shares has been cleared for payment by your bank, which may take up to 15 days after receipt of the check.

To Sell Shares (Class A, Class B, Class C and Class T Shares only)
Through a financial advisor	Contact your advisor. Some advisors may charge a fee and may set different minimums on redemptions of accounts.
Through the mail	Send a letter of instruction and any share certificates (if you hold certificate shares) to: State Street Bank, P.O. Box 8301, Boston, MA 02266-8301. Be sure to include the registered owner’s name, fund and account number and number of shares or dollar value you wish to sell.
Through express delivery	Send a letter of instruction and any share certificates (if you hold certificate shares) to: Boston Financial Data Services, Attn: Virtus Mutual Funds, 30 Dan Road, Canton, MA 02021-2809. Be sure to include the registered owner’s name, fund and account number and number of shares or dollar value you wish to sell.
By telephone	For sales up to $50,000, requests can be made by calling (800) 243-1574.
By telephone exchange	Call us at (800) 243-1574 (press 1, then 0).
By check (fixed income funds only)	If you selected the checkwriting feature, you may write checks for amounts of $500 or more. Checks may not be used to close accounts.

Things You Should Know When Selling Shares

You may realize a taxable gain or loss (for federal income tax purposes) if you redeem shares of the funds. Each fund reserves the right to pay large redemptions “in kind” (i.e., in securities owned by the fund) rather than in cash. Large redemptions are those that exceed $250,000 or 1% of the fund’s net assets, whichever is less, over any 90-day period. Additional documentation will be required for redemptions by organizations, fiduciaries, or retirement plans, or if a redemption is requested by anyone but the shareholder(s) of record. Transfers between broker-dealer “street” accounts are governed by the accepting broker-dealer.

Questions regarding this type of transfer should be directed to your financial advisor. Redemption requests will not be honored until all required documents, in proper form, have been received. To avoid delay in redemption or transfer, shareholders having questions about specific requirements should contact the funds’ Transfer Agent at (800) 243-1574.

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Redemptions by Mail

è	If you are selling shares held individually, jointly, or as custodian under the Uniform Gifts to Minors Act or Uniform Transfers to Minors Act:

Send a clear letter of instruction if both of these apply:

•	The proceeds do not exceed $50,000.

•	The proceeds are payable to the registered owner at the address on record.

Send a clear letter of instruction with a signature guarantee when any of these apply:

•	You are selling more than $50,000 worth of shares.

•	The name or address on the account has changed within the last 30 days.

•	You want the proceeds to go to a different name or address than on the account.

è	If you are selling shares held in a corporate or fiduciary account, please contact the funds’ Transfer Agent at (800) 243-1574.

If required, the signature guarantee must be a STAMP 2000 Medallion guarantee and be made by an eligible guarantor institution as defined by the funds’ Transfer Agent in accordance with its signature guarantee procedures. Guarantees using previous technology medallions will not be accepted. Currently, the Transfer Agent’s signature guarantee procedures generally permit guarantees by banks, broker-dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations.

Selling Shares by Telephone

The Transfer Agent will use reasonable procedures to confirm that telephone instructions are genuine. Address and bank account information are verified, redemption instructions are taped, and all redemptions are confirmed in writing.

The individual investor bears the risk from instructions given by an unauthorized third-party that the Transfer Agent reasonably believed to be genuine.

The Transfer Agent may modify or terminate the telephone redemption privilege at any time with 60 days’ notice to shareholders, except for instances of disruptive trading or market timing; in such cases, the telephone redemption privilege may be suspended immediately, followed by written notice. (See “Disruptive Trading and Market Timing” in this prospectus.)

During times of drastic economic or market changes, telephone redemptions may be difficult to make or temporarily suspended.

Account Policies

Account Reinstatement Privilege

Subject to the funds’ policies and procedures regarding market timing, for 180 days after you sell your Class A Shares, Class B Shares, Class C Shares or Class T Shares on which you have previously paid a sales charge, you may purchase Class A Shares of any Virtus Mutual Fund at net asset value, with no sales charge, by reinvesting all or part of your proceeds, but not more. Send your written request to State Street Bank, P.O. Box 8301, Boston, MA 02266-8301. You can call us at (800) 243-1574 for more information.

Please remember, a redemption and reinvestment are considered to be a sale and purchase for tax-reporting purposes. Class B, Class C and Class T shareholders who have had the contingent deferred sales charge waived because they are in the Systematic Withdrawal Program are not eligible for this reinstatement privilege.

124	Virtus Mutual Funds

Redemption of Small Accounts

Due to the high cost of maintaining small accounts, if your redemption activity causes your account balance to fall below $200, you may receive a notice requesting you to bring the balance up to $200 within 60 days. If you do not, the shares in the account will be sold at net asset value, and a check will be mailed to the address of record.

Distributions of Small Amounts

Distributions in amounts less than $10 will automatically be reinvested in additional shares of the applicable fund.

Uncashed Checks

If any correspondence sent by a fund is returned by the postal or other delivery service as “undeliverable,” your dividends or any other distribution may be automatically reinvested in the respective fund.

If your distribution check is not cashed within six months, the distribution may be reinvested in the fund at the current net asset value. You will not receive any interest on uncashed distribution or redemption checks. This provision may not apply to certain retirement or qualified accounts.

Exchange Privileges

You should read the prospectus of the Virtus Mutual Fund(s) into which you want to make an exchange before deciding to make an exchange. You can obtain a prospectus from your financial advisor or by calling us at (800) 243-4361, or accessing our Web site at virtus.com.

•

You may exchange shares of one fund for the same class of shares of another Virtus Mutual Fund (e.g., Class A Shares for Class A Shares). Class C Shares are also exchangeable for Class T Shares of those Virtus Mutual Funds offering them. Exchange privileges may not be available for all Virtus Mutual Funds and may be rejected or suspended.

•

On exchanges into Class A of a Virtus money market fund from Class A of a Virtus non-money market fund made within 18 months of a finder’s fee being paid on such Virtus non-money market fund shares, a CDSC may be assessed on exchange proceeds. For all Virtus fixed income funds, Virtus AlphaSector Allocation Fund, and Virtus AlphaSector Rotation Fund, the CDSC is 0.50%; for all other Virtus Mutual Funds, the CDSC is 1.00%. The CDSC may be waived upon return of the finder’s fee by the dealer.

•	Exchanges may be made by telephone ((800) 243-1574) or by mail (State Street Bank, P.O. Box 8301, Boston, MA 02266-8301).

•	The amount of the exchange must be equal to or greater than the minimum initial investment required, unless the minimum has been waived (as described in the Statement of Additional Information).

•	The exchange of shares is treated as a sale and a purchase for federal income tax purposes.

Disruptive Trading and Market Timing

These funds are not suitable for market timers and market timers are discouraged from becoming investors. Your ability to make exchanges among Virtus Mutual Funds is subject to modification if we determine, in our sole opinion, that your exercise of the exchange privilege may disadvantage or potentially harm the rights or interests of other shareholders.

Frequent purchases, redemptions and exchanges, programmed exchanges, exchanges into and then out of a fund in a short period of time, and exchanges of large amounts at one time may be indicative of market timing and otherwise disruptive trading (“Disruptive Trading”) which can have risks and harmful effects for other shareholders. These risks and harmful effects include:

•

dilution of the interests of long-term investors, if market timers or others exchange into a fund at prices that are below the true value or exchange out of a fund at prices that are higher than the true value;

Virtus Mutual Funds	125

•

an adverse effect on portfolio management, as determined by portfolio management in its sole discretion, such as causing the fund to maintain a higher level of cash than would otherwise be the case, or causing the fund to liquidate investments prematurely; and

•	reducing returns to long-term shareholders through increased brokerage and administrative expenses.

Additionally, the nature of the portfolio holdings of the Virtus Foreign Opportunities Fund, Virtus Global Infrastructure Fund, Virtus Global Opportunities Fund, Virtus Global Real Estate Securities Fund, Virtus Greater Asia ex Japan Opportunities Fund, Virtus Greater European Opportunities Fund, and Virtus International Real Estate Securities Fund, or the ETFs and underlying affiliated mutual funds in which the Virtus Alternatives Diversifier Fund may invest, may expose those funds to investors who engage in the type of market timing trading that seeks to take advantage of possible delays between the change in the value of a mutual fund’s portfolio holdings and the reflection of the change in the net asset value of the fund’s shares, sometimes referred to as “time-zone arbitrage.” Arbitrage market timers seek to exploit possible delays between the change in the value of a mutual fund’s portfolio holdings and the net asset value of the fund’s shares in funds that hold significant investments in foreign securities because certain foreign markets close several hours ahead of the U.S. markets. If an arbitrageur is successful, the value of the fund’s shares may be diluted if redeeming shareholders receive proceeds (and buying shareholders receive shares) based upon net asset values which do not reflect appropriate fair value prices.

In order to attempt to protect our shareholders from the potential harmful effects of Disruptive Trading, the funds’ Board of Trustees has adopted market timing policies and procedures designed to discourage Disruptive Trading. The Board has adopted these policies and procedures as a preventive measure to protect all shareholders from the potential effects of Disruptive Trading, while also abiding by any rights that shareholders may have to make exchanges and provide reasonable and convenient methods of making exchanges that do not have the potential to harm other shareholders.

Excessive trading activity is measured by the number of roundtrip transactions in an account. A roundtrip transaction is one where a shareholder buys and then sells, or sells and then buys, shares of any fund within 30 days. Shareholders of the funds are limited to one roundtrip transaction within any rolling 30-day period. Roundtrip transactions are counted at the shareholder level. In considering a shareholder’s trading activity, the funds may consider, among other factors, the shareholder’s trading history both directly and, if known, through financial intermediaries, in the funds, in other funds within the Virtus Mutual Fund complex, in non-Virtus mutual funds or in accounts under common control or ownership. We do not include exchanges made pursuant to the dollar cost averaging or other similar programs when applying our market timing policies. Systematic withdrawal and/or contribution programs, mandatory retirement distributions, and transactions initiated by a plan sponsor also will not count towards the roundtrip limits. The funds may permit exchanges that they believe, in the exercise of their judgment, are not disruptive. The size of the fund and the size of the requested transaction may be considered when determining whether or not the transaction would be disruptive.

Shareholders holding shares for at least 30 days following investment will ordinarily be in compliance with the funds’ policies regarding market timing. The funds may, however, take action if activity is deemed disruptive even if shares are held longer than 30 days, such as a request for a transaction of an unusually large size. The size of the fund and the size of the requested transaction may be considered when determining whether or not the transaction would be disruptive.

Under our market timing policies, we may modify your exchange privileges for some or all of the funds by not accepting an exchange request from you or from any person, asset allocation service, and/or market timing services made on your behalf. We may also limit the amount that may be exchanged into or out of any fund at any one time or could revoke your right to make Internet, telephone or facsimile exchanges. We may reinstate Internet, telephone and facsimile exchange privileges after they are revoked, but we will not reinstate these privileges if we have reason to believe that they might be used thereafter for Disruptive Trading.

The funds currently do not charge exchange or redemption fees, or any other administrative charges on fund exchanges. The funds reserve the right to impose such fees and/or charges in the future.

Orders for the purchase of fund shares are subject to acceptance by the relevant fund. We reserve the right to reject, without prior notice, any exchange request into any fund if the purchase of shares in the corresponding fund is not accepted for any reason.

126	Virtus Mutual Funds

The funds do not have any arrangements with any person, organization or entity to permit frequent purchases and redemptions of fund shares.

We may, without prior notice, take whatever action we deem appropriate to comply with or take advantage of any state or federal regulatory requirement. The funds reserve the right to reject any purchase or exchange transaction at any time. If we reject a purchase or exchange for any reason, we will notify you of our decision in writing.

The funds cannot guarantee that their policies and procedures regarding market timing will be effective in detecting and deterring all Disruptive Trading.

Retirement Plans

Shares of the funds may be used as investments under the following retirement plans: traditional IRA, rollover IRA, SEP-IRA, SIMPLE IRA, Roth IRA, 401(k) plans, profit-sharing, money purchase plans, and certain 403(b) plans. For more information, call (800) 243-4361.

Investor Services and Other Information

Systematic Purchase is a systematic investment plan that allows you to have a specified amount automatically deducted from your checking or savings account and then deposited into your mutual fund account. Just complete the Systematic Purchase Section on the application and include a voided check.

Systematic Exchange allows you to automatically move money from one Virtus Mutual Fund to another on a monthly, quarterly, semiannual or annual basis. Shares of one Virtus Mutual Fund will be exchanged for shares of the same class of another Virtus Mutual Fund at the interval you select. To sign up, just complete the Systematic Exchange Section on the application. Exchange privileges may not be available for all Virtus Mutual Funds, and may be rejected or suspended.

Telephone Exchange lets you exchange shares of one Virtus Mutual Fund for the same class of shares in another Virtus Mutual Fund, using our customer service telephone service. (See the “Telephone Exchange” section on the application.) Exchange privileges may not be available for all Virtus Mutual Funds, and may be rejected or suspended.

Systematic Withdrawal allows you to periodically redeem a portion of your account on a predetermined monthly, quarterly, semiannual, or annual basis. Sufficient shares from your account will be redeemed at the closing net asset value on the applicable payment date, with proceeds to be mailed to you or sent through ACH to your bank (at your selection). For payments to be mailed, shares will be redeemed on the 15th of the month so that the payment is made about the 20th of the month. For ACH payments, you may select the day of the month for the payments to be made; if no date is specified, the payments will occur on the 15th of the month. The minimum withdrawal is $25, and minimum account balance requirements continue to apply. Shareholders in the program must own Virtus Mutual Fund shares worth at least $5,000.

Disclosure of Fund Holdings. A description of the funds’ policies and procedures with respect to the disclosure of the funds’ portfolio securities is available in the statement of additional information.

Tax Status of Distributions

The funds plan to make distributions from net investment income at intervals stated in the table below and to distribute net realized capital gains, if any, at least annually.

Fund	Dividend Paid
Virtus AlphaSector Allocation Fund	Semiannually
Virtus AlphaSector Rotation Fund	Semiannually

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Fund	Dividend Paid
Virtus Alternatives Diversifier Fund	Semiannually
Virtus Bond Fund	Monthly
Virtus CA Tax-Exempt Bond Fund	Monthly (Declared Daily)
Virtus Foreign Opportunities Fund	Semiannually
Virtus Global Infrastructure Fund	Quarterly
Virtus Global Opportunities Fund	Semiannually
Virtus Global Real Estate Securities Fund	Semiannually
Virtus Greater Asia ex Japan Opportunities Fund	Semiannually
Virtus Greater European Opportunities Fund	Semiannually
Virtus High Yield Fund	Monthly
Virtus International Real Estate Securities Fund	Semiannually
Virtus Market Neutral Fund	Semiannually
Virtus Multi-Sector Fixed Income Fund	Monthly (Declared Daily)
Virtus Multi-Sector Short Term Bond Fund	Monthly (Declared Daily)
Virtus Real Estate Securities Fund	Quarterly
Virtus Senior Floating Rate Fund	Monthly

Distributions of short-term capital gains (gains on securities held for a year or less) and net investment income are taxable to shareholders as ordinary income. Under the Jobs and Growth Tax Reconciliation Act of 2003, certain distributions of long-term capital gains and certain dividends are taxable at a lower rate than ordinary income for a limited number of years. This lower rate terminates for tax years after 2010. Long-term capital gains, if any, distributed to shareholders and which are designated by a fund as capital gain distributions, are taxable to shareholders as long-term capital gain distributions regardless of the length of time you have owned your shares. For the Virtus AlphaSector Allocation Fund, Virtus AlphaSector Rotation Fund and Virtus Alternatives Diversifier Fund, the use of a fund of funds structure may affect the amount, timing and character of distributions to shareholders.

With respect to Virtus CA Tax-Exempt Bond Fund, distributions of net investment income attributed to the tax-exempt interest earned by the fund and designated as “exempt-interest dividends” will be exempt from the federal income tax. Such net investment income attributable to “private activity” bonds may be a preference item for purposes of the federal alternative minimum tax. Income exempt from federal tax may be subject to state and local income tax. The fund may invest a portion of its assets in securities that generate income that is not exempt from federal or state income tax.

Unless you elect to receive distributions in cash, dividends and capital gain distributions are paid in additional shares. All distributions, cash or additional shares, are subject to federal income tax and may be subject to state, local and other taxes.

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Financial Highlights

These tables are intended to help you understand the funds’ financial performance for the past five years or since inception. For each of the funds below except Virtus Bond Fund, the tables present performance of the respective Predecessor Fund and for the Successor Fund for its most recent fiscal periods. Some of the information reflects financial information for a single fund share. The total returns in the tables represent the rate that a investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers, LLP, the funds’ independent registered public accounting firm. Their report, together with the funds’ financial statements, is included in the funds’ most recent Annual Report, which is available upon request.

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Capital Gain Distributions Received from Affiliated Funds		Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions
AlphaSectorSM Allocation Fund
Class A
10/1/08 to 9/30/09	$9.78	0.23	(2)	—		(0.15)	0.08	(0.27)	(0.03)	(0.30)
10/1/07 to 9/30/08	12.01	0.26	(2)	0.19	(2)	(2.32)	(1.87)	(0.26)	(0.10)	(0.36)
8/1/07 to 9/30/07	12.02	0.02	(2)	—		0.40	0.42	(0.05)	(0.38)	(0.43)
8/1/06 to 7/31/07	11.31	0.27	(2)	0.46	(2)	0.59	1.32	(0.43)	(0.18)	(0.61)
8/4/05 to 7/31/06	11.61	0.22	(2)	0.10	(2)	0.18	0.50	(0.23)	(0.57)	(0.80)
8/1/04 to 7/31/05	10.74	0.17		0.06		0.81	1.04	(0.17)	— (5)	(0.17)
Class C
10/1/08 to 9/30/09	$9.75	0.16	(2)	—		(0.14)	0.02	(0.20)	(0.03)	(0.23)
10/1/07 to 9/30/08	11.98	0.18	(2)	0.20	(2)	(2.33)	(1.95)	(0.18)	(0.10)	(0.28)
8/1/07 to 9/30/07	12.00	0.01	(2)	—		0.40	0.41	(0.05)	(0.38)	(0.43)
8/1/06 to 7/31/07	11.30	0.18	(2)	0.46	(2)	0.58	1.22	(0.34)	(0.18)	(0.52)
8/4/05 to 7/31/06	11.60	0.12	(2)	0.10	(2)	0.19	0.41	(0.14)	(0.57)	(0.71)
8/1/04 to 7/31/05	10.72	0.09		0.06		0.81	0.96	(0.08)	— (5)	(0.08)
AlphaSectorSM Rotation Fund
Class A
10/1/08 to 9/30/09	$9.95	0.15	(2)	—		(0.48)	(0.33)	(0.15)	(0.13)	(0.28)
10/1/07 to 9/30/08	12.81	0.18	(2)	0.29	(2)	(2.92)	(2.45)	(0.24)	(0.17)	(0.41)
8/1/07 to 9/30/07	12.91	0.02	(2)	—		0.53	0.55	(0.03)	(0.62)	(0.65)
8/1/06 to 7/31/07	11.89	0.20	(2)	0.60	(2)	0.86	1.66	(0.42)	(0.22)	(0.64)
8/4/05 to 7/31/06	12.07	0.15	(2)	0.12	(2)	0.40	0.67	(0.16)	(0.69)	(0.85)
8/1/04 to 7/31/05	10.89	0.11	(2)	0.07	(2)	1.10	1.28	(0.10)	— (5)	(0.10)
Class C
10/1/08 to 9/30/09	$9.88	0.08	(2)	—		(0.45)	(0.37)	(0.09)	(0.13)	(0.22)
10/1/07 to 9/30/08	12.74	0.09	(2)	0.30	(2)	(2.92)	(2.53)	(0.16)	(0.17)	(0.33)
8/1/07 to 9/30/07	12.85	—	(2)(5)	—		0.54	0.54	(0.03)	(0.62)	(0.65)
8/1/06 to 7/31/07	11.84	0.10	(2)	0.60	(2)	0.86	1.56	(0.33)	(0.22)	(0.55)
8/4/05 to 7/31/06	12.02	0.06	(2)	0.12	(2)	0.40	0.58	(0.07)	(0.69)	(0.76)
8/1/04 to 7/31/05	10.86	0.02	(2)	0.07	(2)	1.10	1.19	(0.03)	— (5)	(0.03)

The footnote legend is at the end of the financial highlights.

130	Virtus Mutual Funds

Change in Net Asset Value	Net Asset Value, End of Period	Total Return(1)	Net Assets, End of Period (in thousands)	Ratio of Net Operating Expenses to Average Net Assets(8)		Ratio of Gross Expenses to Average Net Assets (before waivers and reimbursements)(8)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

(0.22)	$9.56	1.33%	$18,989	0.59%		0.59%		2.71%		111%
(2.23)	9.78	(15.94)	23,358	0.22	(7)	0.47		2.36		24
(0.01)	12.01	3.48 (4)	29,742	0.27	(3)	0.48	(3)	1.15	(3)	2	(4)
0.71	12.02	11.82	29,304	0.05		0.46		2.28		41
(0.30)	11.31	4.43	24,768	0.26	(7)	0.56		1.92		67
0.87	11.61	9.74	20,696	0.52		0.65		1.56		5

(0.21)	$9.54	0.59%	$16,735	1.34%		1.34%		1.92%		111%
(2.23)	9.75	(16.59)	21,937	0.97	(7)	1.22		1.64		24
(0.02)	11.98	3.40 (4)	32,320	1.01	(3)	1.23	(3)	0.39	(3)	2	(4)
0.70	12.00	10.90	32,286	0.80		1.21		1.53		41
(0.30)	11.30	3.63	33,776	1.03	(7)	1.31		1.08		67
0.88	11.60	9.03	40,252	1.27		1.40		0.80		5

(0.61)	$9.34	(2.81)%	$37,722	0.64%		0.64%		1.80%		131%
(2.86)	9.95	(19.66)	41,396	0.21	(7)	0.45		1.57		23
(0.10)	12.81	4.23 (4)	58,663	0.26	(3)	0.49	(3)	0.72	(3)	2	(4)
1.02	12.91	14.16	56,857	0.06		0.45		1.54		43
(0.18)	11.89	5.76	51,755	0.20	(7)	0.45		1.25		74
1.18	12.07	11.76	47,934	0.40		0.45		0.93		4

(0.59)	$9.29	(3.41)%	$40,118	1.38%		1.38%		1.03%		131%
(2.86)	9.88	(20.35)	50,007	0.96	(7)	1.20		0.81		23
(0.11)	12.74	4.17 (4)	77,181	1.01	(3)	1.24	(3)	(0.03	)(3)	2	(4)
1.01	12.85	13.29	76,049	0.80		1.20		0.79		43
(0.18)	11.84	4.99	75,168	0.96	(7)	1.19		0.48		74
1.16	12.02	11.01	84,281	1.15		1.20		0.19		4

Virtus Mutual Funds	131

Financial Highlights (continued)

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Capital Gain Distributions Received from Affiliated Funds		Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains		Total Distributions
Alternatives Diversifier Fund
Class A
10/1/08 to 9/30/09	$10.62	0.13	(2)	0.01		(1.22)	(1.08)	(0.11)	—		(0.11)
10/1/07 to 9/30/08	11.80	0.10	(2)	0.11	(2)	(1.25)	(1.04)	(0.14)	—		(0.14)
8/1/07 to 9/30/07	11.15	0.03	(2)	—		0.69	0.72	(0.01)	(0.06)		(0.07)
8/1/06 to 7/31/07	10.63	0.18	(2)	0.13	(2)	0.41 (9)	0.72	(0.20)	—	(5)	(0.20)
11/30/05(6) to 7/31/06	10.00	0.08	(2)	0.02	(2)	0.57	0.67	(0.04)	—		(0.04)
Class C
10/1/08 to 9/30/09	$10.50	0.07	(2)	0.01		(1.19)	(1.11)	(0.05)	—		(0.05)
10/1/07 to 9/30/08	11.70	0.02	(2)	0.12	(2)	(1.27)	(1.13)	(0.07)	—		(0.07)
8/1/07 to 9/30/07	11.07	0.02	(2)	—		0.68	0.70	(0.01)	(0.06)		(0.07)
8/1/06 to 7/31/07	10.58	0.11	(2)	0.14	(2)	0.38 (9)	0.63	(0.14)	—	(5)	(0.14)
11/30/05(6) to 7/31/06	10.00	0.03	(2)	0.04	(2)	0.54	0.61	(0.03)	—		(0.03)

The footnote legend is at the end of the financial highlights.

132	Virtus Mutual Funds

Change in Net Asset Value	Net Asset Value, End of Period	Total Return(1)		Net Assets, End of Period (in thousands)	Ratio of Net Operating Expenses to Average Net Assets(8)		Ratio of Gross Expenses to Average Net Assets (before waivers and reimbursements)(8)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

(1.19)	$9.43	(10.00)%		$167,472	0.29%		0.58%		1.62%		20%
(1.18)	10.62	(8.94)		267,294	0.31		0.52		0.89		32
0.65	11.80	6.45	(4)	109,620	0.34	(3)	0.54	(3)	1.74	(3)	18	(4)
0.52	11.15	6.76		95,230	0.26		0.51		1.61		11
0.63	10.63	6.72	(4)	1,231	0.20	(3)	31.52	(3)	1.11	(3)	81	(4)

(1.16)	$9.34	(10.55)%		$101,083	1.04%		1.33%		0.91%		20%
(1.20)	10.50	(9.71)		137,964	1.06		1.27		0.14		32
0.63	11.70	6.32	(4)	68,343	1.09	(3)	1.29	(3)	0.99	(3)	18	(4)
0.49	11.07	6.01		60,669	1.01		1.26		0.93		11
0.58	10.58	6.16	(4)	581	0.95	(3)	46.88	(3)	0.38	(3)	81	(4)

Virtus Mutual Funds	133

Financial Highlights (continued)

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(2)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value
Bond Fund
Class A
10/1/08 to 9/30/09	$9.75	0.42	0.82	1.24	(0.42)	—	(0.42)	0.82
10/1/07 to 9/30/08	10.21	0.42	(0.45)	(0.03)	(0.43)	—	(0.43)	(0.46)
10/1/06 to 9/30/07	10.27	0.44	(0.05)	0.39	(0.45)	—	(0.45)	(0.06)
10/1/05 to 9/30/06	10.46	0.43	(0.06)	0.37	(0.41)	(0.15)	(0.56)	(0.19)
10/1/04 to 9/30/05	10.63	0.34	(0.11)	0.23	(0.34)	(0.06)	(0.40)	(0.17)
Class B
10/1/08 to 9/30/09	$9.55	0.34	0.80	1.14	(0.35)	—	(0.35)	0.79
10/1/07 to 9/30/08	10.01	0.33	(0.43)	(0.10)	(0.36)	—	(0.36)	(0.46)
10/1/06 to 9/30/07	10.07	0.35	(0.04)	0.31	(0.37)	—	(0.37)	(0.06)
10/1/05 to 9/30/06	10.28	0.34	(0.06)	0.28	(0.34)	(0.15)	(0.49)	(0.21)
10/1/04 to 9/30/05	10.44	0.25	(0.09)	0.16	(0.26)	(0.06)	(0.32)	(0.16)
Class C
10/1/08 to 9/30/09	$9.58	0.34	0.80	1.14	(0.35)	—	(0.35)	0.79
10/1/07 to 9/30/08	10.04	0.31	(0.41)	(0.10)	(0.36)	—	(0.36)	(0.46)
10/1/06 to 9/30/07	10.09	0.35	(0.03)	0.32	(0.37)	—	(0.37)	(0.05)
10/1/05 to 9/30/06	10.30	0.34	(0.06)	0.28	(0.34)	(0.15)	(0.49)	(0.21)
10/1/04 to 9/30/05	10.46	0.25	(0.09)	0.16	(0.26)	(0.06)	(0.32)	(0.16)
Class I
10/1/08 to 9/30/09	$9.86	0.45	0.83	1.28	(0.46)	—	(0.46)	0.82
10/1/07 to 9/30/08	10.32	0.53	(0.54)	(0.01)	(0.45)	—	(0.45)	(0.46)
10/1/06 to 9/30/07	10.36	0.46	(0.02)	0.44	(0.48)	—	(0.48)	(0.04)
10/1/05 to 9/30/06	10.56	0.47	(0.08)	0.39	(0.44)	(0.15)	(0.59)	(0.20)
10/1/04 to 9/30/05	10.73	0.37	(0.11)	0.26	(0.37)	(0.06)	(0.43)	(0.17)

The footnote legend is at the end of the financial highlights.

134	Virtus Mutual Funds

Net Asset Value, End of Period	Total Return(1)	Net Assets, End of Period (in thousands)	Ratio of Net Operating Expenses to Average Net Assets(8)		Ratio of Gross Expenses to Average Net Assets (before waivers and reimbursements)(8)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate

$10.57	13.12%	$66,232	0.85%		1.01%	4.15%	274%
9.75	(0.49)	23,823	1.12	(7)	1.17	4.10	325
10.21	4.09	29,077	1.12		1.12	4.25	266
10.27	3.51	28,022	1.11		1.15	4.21	275
10.46	2.14	29,501	1.15		1.19	3.20	221

$10.34	12.23%	$4,212	1.59%		1.75%	3.52%	274%
9.55	(1.23)	4,075	1.87	(7)	1.92	3.35	325
10.01	3.26	4,294	1.87		1.87	3.49	266
10.07	2.80	5,459	1.88		2.30	3.43	275
10.28	1.36	6,706	1.90		2.30	2.45	221

$10.37	12.19%	$8,048	1.59%		1.75%	3.43%	274%
9.58	(1.14)	2,839	1.86	(7)	1.92	3.33	325
10.04	3.25	1,534	1.87		1.87	3.50	266
10.09	2.79	1,401	1.88		3.44	3.41	275
10.30	1.35	2,038	1.90		2.90	2.44	221

$10.68	13.34%	$144,835	0.59%		0.75%	4.52%	274%
9.86	(0.16)	141,830	0.76	(7)	0.85	4.38	325
10.32	4.32	52,044	0.87		0.87	4.49	266
10.36	3.84	63,156	0.82		0.82	4.59	275
10.56	2.44	30,126	0.89		0.89	3.45	221

Virtus Mutual Funds	135

Financial Highlights (continued)

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(2)		Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Payment by Affiliate/ Non-Affiliate
CA Tax-Exempt Bond Fund
Class A
10/1/08 to 9/30/09	$11.41	0.47		0.90	1.37	(0.48)	(0.01)	(0.49)	—
10/1/07 to 9/30/08	12.09	0.46		(0.68)	(0.22)	(0.46)	—	(0.46)	—
5/1/07 to 9/30/07	12.26	0.19		(0.17)	0.02	(0.18)	(0.01)	(0.19)	—
5/1/06 to 4/30/07	12.19	0.47		0.18	0.65	(0.48)	(0.10)	(0.58)	—
5/1/05 to 4/30/06	12.71	0.49		(0.39)	0.10	(0.49)	(0.13)	(0.62)	—
5/1/04 to 4/30/05	12.49	0.48		0.30	0.78	(0.47)	(0.09)	(0.56)	—
Class I
10/1/08 to 9/30/09	$11.41	0.50		0.88	1.38	(0.50)	(0.01)	(0.51)	—
10/1/07 to 9/30/08	12.08	0.49		(0.67)	(0.18)	(0.49)	—	(0.49)	—
5/1/07 to 9/30/07	12.25	0.20		(0.17)	0.03	(0.19)	(0.01)	(0.20)	—
9/29/06(6) to 4/30/07	12.43	0.28		(0.06)	0.22	(0.30)	(0.10)	(0.40)	—
Foreign Opportunities Fund
Class A
10/1/08 to 9/30/09	$20.54	0.34	(2)	(1.29)	(0.95)	(0.18)	(0.01)	(0.19)	—
10/1/07 to 9/30/08	28.58	0.20	(2)	(7.59)	(7.39)	(0.17)	(0.48)	(0.65)	—
3/1/07 to 9/30/07	25.00	0.22	(2)	3.46	3.68	(0.06)	(0.04)	(0.10)	—	(5)(11)
3/1/06 to 2/28/07	21.47	0.21	(2)	4.08	4.29	(0.17)	(0.59)	(0.76)	—
3/1/05 to 2/28/06	19.02	0.17	(2)	3.85	4.02	(0.22)	(1.35)	(1.57)	—
3/1/04 to 2/28/05	15.47	0.16		3.81	3.97	(0.16)	(0.26)	(0.42)	—	(5)(10)
Class C
10/1/08 to 9/30/09	$20.27	0.22	(2)	(1.27)	(1.05)	—	(0.01)	(0.01)	—
10/1/07 to 9/30/08	28.31	0.01	(2)	(7.52)	(7.51)	(0.05)	(0.48)	(0.53)	—
3/1/07 to 9/30/07	24.85	0.10	(2)	3.44	3.54	(0.04)	(0.04)	(0.08)	—	(5)(11)
3/1/06 to 2/28/07	21.41	(0.01	)(2)	4.11	4.10	(0.07)	(0.59)	(0.66)	—
3/1/05 to 2/28/06	19.11	(0.06	)(2)	3.92	3.86	(0.21)	(1.35)	(1.56)	—
3/1/04 to 2/28/05	15.55	0.01		3.84	3.85	(0.03)	(0.26)	(0.29)	—	(5)(10)
Class I
10/1/08 to 9/30/09	$20.58	0.40	(2)	(1.28)	(0.88)	(0.24)	(0.01)	(0.25)	—
10/1/07 to 9/30/08	28.61	0.27	(4)	(7.61)	(7.34)	(0.21)	(0.48)	(0.69)	—
3/1/07 to 9/30/07	25.00	0.25	(4)	3.47	3.72	(0.07)	(0.04)	(0.11)	—	(5)(11)
5/15/06(6) to 2/28/07	22.54	0.13	(4)	3.14	3.27	(0.22)	(0.59)	(0.81)	—
Global Infrastructure Fund
Class A
10/1/08 to 9/30/09	$10.91	0.31		(0.87)	(0.56)	(0.30)	(0.08)	(0.38)	—
10/1/07 to 9/30/08	13.70	0.31		(2.31)	(2.00)	(0.28)	(0.51)	(0.79)	—
5/1/07 to 9/30/07	13.66	0.18		0.23	0.41	(0.23)	(0.14)	(0.37)	—
5/1/06 to 4/30/07	10.60	0.44		3.03	3.47	(0.41)	—	(0.41)	—
5/1/05 to 4/30/06	10.13	0.42		0.44	0.86	(0.39)	—	(0.39)	—
12/30/04(6) to 4/30/05	10.00	0.13		0.08	0.21	(0.08)	—	(0.08)	—

The footnote legend is at the end of the financial highlights.

136	Virtus Mutual Funds

Change in Net Asset Value	Net Asset Value, End of Period	Total Return(1)	Net Assets, End of Period (in thousands)	Ratio of Net Operating Expenses to Average Net Assets(8)		Ratio of Gross Expenses to Average Net Assets (before waivers and reimbursements)(8)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

0.88	$12.29	12.31%	$33,728	0.85%		1.02%		4.10%		8%
(0.68)	11.41	(1.94)	34,197	0.85		1.01		3.82		10
(0.17)	12.09	0.18 (4)	39,094	0.88	(3)	1.05	(3)	3.74	(3)	4	(4)
0.07	12.26	5.40	42,243	0.87		1.10		3.81		19
(0.52)	12.19	0.71	46,214	1.02	(7)	1.28		3.89		8
0.22	12.71	6.48	53,113	1.19		1.19		3.78		11

0.87	$12.28	12.50%	$25,624	0.60%		0.77%		4.35%		8%
(0.67)	11.41	(1.61)	27,893	0.60		0.76		4.07		10
(0.17)	12.08	0.30 (4)	28,277	0.64	(3)	0.80	(3)	3.99	(3)	4	(4)
(0.18)	12.25	1.79 (4)	28,952	0.64	(3)	0.79	(3)	3.90	(3)	19	(4)

(1.14)	$19.40	(4.41)%	$505,009	1.48%		1.48%		2.09%		63%
(8.04)	20.54	(26.48)	620,952	1.37	(7)	1.39		0.78		129
3.58	28.58	14.72 (4)	667,719	1.36	(3)	1.40	(3)	1.44	(3)	49	(4)
3.53	25.00	20.39	360,822	1.37		1.43		0.88		57
2.45	21.47	21.82	128,991	1.25		1.62		0.85		52
3.55	19.02	26.15	2,714	1.25		2.10		1.50		32

(1.06)	$19.21	(5.18)%	$70,201	2.23%		2.23%		1.33%		63%
(8.04)	20.27	(27.04)	95,523	2.12	(7)	2.15		0.03		129
3.46	28.31	14.24 (4)	106,847	2.11	(3)	2.16	(3)	0.64	(3)	49	(4)
3.44	24.85	19.46	45,154	2.13		2.17		(0.06)		57
2.30	21.41	20.96	6,019	2.00		2.35		(0.29)		52
3.56	19.11	25.21	39	2.00		2.86		0.76		32

(1.13)	$19.45	(4.03)%	$554,974	1.23%		1.23%		2.42%		63%
(8.03)	20.58	(26.31)	399,898	1.12	(7)	1.15		1.01		129
3.61	28.61	14.88 (4)	431,985	1.11	(3)	1.15	(3)	1.59	(3)	49	(4)
2.46	25.00	14.84 (4)	83,938	1.13	(3)	1.17	(3)	0.71	(3)	57	(4)

(0.94)	$9.97	(4.76)%	$77,049	1.31%		1.33%		3.50%		46%
(2.79)	10.91	(15.63)	75,664	1.15		1.22		2.39		60
0.04	13.70	3.02 (4)	57,938	1.19	(3)	1.25	(3)	3.23	(3)	29	(4)
3.06	13.66	33.74	51,190	1.17		1.40		3.64		21
0.47	10.60	8.66	14,298	1.15		2.72		4.06		40
0.13	10.13	2.09 (4)	6,163	1.15	(3)	5.59	(3)	3.81	(3)	17	(4)

Virtus Mutual Funds	137

Financial Highlights (continued)

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(2)		Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Payment by Affiliate/ Non-Affiliate
Global Infrastructure Fund (continued)
Class C
10/1/08 to 9/30/09	$10.89	0.26		(0.89)	(0.63)	(0.23)	(0.08)	(0.31)	—
10/1/07 to 9/30/08	13.66	0.23		(2.31)	(2.08)	(0.18)	(0.51)	(0.69)	—
5/1/07 to 9/30/07	13.62	0.14		0.22	0.36	(0.18)	(0.14)	(0.32)	—
5/1/06 to 4/30/07	10.57	0.37		3.01	3.38	(0.33)	—	(0.33)	—
5/1/05 to 4/30/06	10.12	0.35		0.43	0.78	(0.33)	—	(0.33)	—
12/30/04(6) to 4/30/05	10.00	0.12		0.07	0.19	(0.07)	—	(0.07)	—
Class I
10/1/08 to 9/30/09	$10.90	0.34		(0.87)	(0.53)	(0.33)	(0.08)	(0.41)	—
6/6/08(6) to 9/30/08	13.41	0.07		(2.40)	(2.33)	(0.18)	—	(0.18)	—
Global Opportunities Fund
Class A
10/1/08 to 9/30/09	$7.82	0.07		(1.14)	(1.07)	(0.08)	—	(0.08)	—
10/1/07 to 9/30/08	11.59	0.13		(3.59)	(3.46)	(0.09)	(0.22)	(0.31)	—
7/1/07 to 9/30/07	12.15	0.02		0.20	0.22	(0.08)	(0.70)	(0.78)	—
7/1/06 to 6/30/07	9.86	0.11		2.30	2.41	(0.12)	—	(0.12)	—
7/1/05 to 6/30/06	8.38	0.07		1.51	1.58	(0.10)	—	(0.10)	—
7/1/04 to 6/30/05	7.72	0.08		0.68	0.76	(0.10)	—	(0.10)	—
Class B
10/1/08 to 9/30/09	$7.06	0.02		(1.02)	(1.00)	(0.06)	—	(0.06)	—
10/1/07 to 9/30/08	10.48	0.04		(3.22)	(3.18)	(0.02)	(0.22)	(0.24)	—
7/1/07 to 9/30/07	11.04	—	(5)	0.18	0.18	(0.04)	(0.70)	(0.74)	—
7/1/06 to 6/30/07	8.98	0.02		2.10	2.12	(0.06)	—	(0.06)	—
7/1/05 to 6/30/06	7.65	—	(5)	1.37	1.37	(0.04)	—	(0.04)	—
7/1/04 to 6/30/05	7.05	0.02		0.63	0.65	(0.05)	—	(0.05)	—
Class C
10/1/08 to 9/30/09	$7.03	0.02		(1.02)	(1.00)	(0.06)	—	(0.06)	—
10/1/07 to 9/30/08	10.44	0.05		(3.22)	(3.17)	(0.02)	(0.22)	(0.24)	—
7/1/07 to 9/30/07	11.01	—	(5)	0.17	0.17	(0.04)	(0.70)	(0.74)	—
7/1/06 to 6/30/07	8.95	0.02		2.10	2.12	(0.06)	—	(0.06)	—
7/1/05 to 6/30/06	7.62	—	(5)	1.37	1.37	(0.04)	—	(0.04)	—
7/1/04 to 6/30/05	7.03	0.02		0.62	0.64	(0.05)	—	(0.05)	—
Global Real Estate Securities Fund
Class A
3/2/09(6) to 9/30/09	$10.00	0.30		8.03	8.33	—	—	—	—
Class C
3/2/09(6) to 9/30/09	$10.00	0.24		8.01	8.25	—	—	—	—
Class I
3/2/09(6) to 9/30/09	$10.00	0.32		8.04	8.36	—	—	—	—
Greater Asia ex Japan Opportunities Fund
Class A
4/21/09(6) to 9/30/09	$10.00	0.10		2.91	3.01	—	—	—	—

The footnote legend is at the end of the financial highlights.

138	Virtus Mutual Funds

Change in Net Asset Value	Net Asset Value, End of Period	Total Return(1)		Net Assets, End of Period (in thousands)	Ratio of Net Operating Expenses to Average Net Assets(8)		Ratio of Gross Expenses to Average Net Assets (before waivers and reimbursements)(8)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

(0.94)	$9.95	(5.49)%		$6,188	2.09%		2.10%		2.85%		46%
(2.77)	10.89	(16.18)		1,856	1.90		1.97		1.72		60
0.04	13.66	2.72	(4)	1,964	1.95	(3)	2.00	(3)	2.47	(3)	29	(4)
3.05	13.62	32.55		1,769	1.91		2.19		3.11		21
0.45	10.57	7.87		1,108	1.90		3.54		3.38		40
0.12	10.12	1.88	(4)	330	1.90	(3)	8.16	(3)	3.58	(3)	17	(4)

(0.94)	$9.96	(4.54)%		$344	1.09%		1.10%		3.80%		46%
(2.51)	10.90	(17.51	)(4)	82	0.90	(3)	1.01	(3)	1.83	(3)	60	(4)

(1.15)	$6.67	(13.53)%		$53,644	1.86%		1.86%		1.16%		168%
(3.77)	7.82	(30.50)		73,003	1.65		1.65		1.31		62
(0.56)	11.59	1.93	(4)	116,983	1.60	(3)	1.60	(3)	0.59	(3)	15	(4)
2.29	12.15	24.61		117,709	1.61		1.64		1.01		74
1.48	9.86	18.90		102,783	1.60		1.70		0.76		124
0.66	8.38	9.80		100,469	1.57		1.57		0.97		49

(1.06)	$6.00	(14.10)%		$1,369	2.61%		2.61%		0.35%		168%
(3.42)	7.06	(30.93)		2,379	2.39		2.39		0.49		62
(0.56)	10.48	1.65	(4)	4,945	2.35	(3)	2.35	(3)	(0.15	)(3)	15	(4)
2.06	11.04	23.76		5,074	2.36		2.39		0.22		74
1.33	8.98	17.92		5,395	2.35		2.45		0.01		124
0.60	7.65	9.14		5,096	2.32		2.32		0.23		49

(1.06)	$5.97	(14.16)%		$776	2.62%		2.62%		0.37%		168%
(3.41)	7.03	(30.95)		1,149	2.40		2.40		0.55		62
(0.57)	10.44	1.67	(4)	1,857	2.35	(3)	2.35	(3)	(0.15	)(3)	15	(4)
2.06	11.01	23.74		1,838	2.36		2.38		0.23		74
1.33	8.95	17.99		2,826	2.35		2.45		(0.03)		124
0.59	7.62	9.03		2,876	2.32		2.32		0.22		49

8.33	$18.33	83.30	%(4)	$1,586	1.40	%(3)	9.62	%(3)	3.68	%(3)	29	%(4)

8.25	$18.25	82.50	%(4)	$194	2.15	%(3)	10.45	%(3)	2.94	%(3)	29	%(4)

8.36	$18.36	83.60	%(4)	$183	1.15	%(3)	6.04	%(3)	3.93	%(3)	29	%(4)

3.01	$13.01	30.10	%(4)	$6,431	1.80	%(3)	3.78	%(3)	1.88	%(3)	26	%(4)

Virtus Mutual Funds	139

Financial Highlights (continued)

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(2)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Payment by Affiliate/ Non-Affiliate
Greater Asia ex Japan Opportunities Fund (continued)
Class C
4/21/09(6) to 9/30/09	$10.00	0.06	2.90	2.96	—	—	—	—
Class I
4/21/09(6) to 9/30/09	$10.00	0.11	2.91	3.02	—	—	—	—
Greater European Opportunities Fund
Class A
4/21/09(6) to 9/30/09	$10.00	0.12	2.85	2.97	—	—	—	—
Class C
4/21/09(6) to 9/30/09	$10.00	0.07	2.86	2.93	—	—	—	—
Class I
4/21/09(6) to 9/30/09	$10.00	0.14	2.84	2.98	—	—	—	—
High Yield Fund
Class A
10/1/08 to 9/30/09	$3.98	0.31	(0.08)	0.23	(0.32)	—	(0.32)	—
10/1/07 to 9/30/08	4.89	0.34	(0.90)	(0.56)	(0.35)	—	(0.35)	—
11/1/06 to 9/30/07	4.91	0.30	(0.01)	0.29	(0.31)	—	(0.31)	—
11/1/05 to 10/31/06	4.88	0.31	0.05	0.36	(0.33)	—	(0.33)	—
11/1/04 to 10/31/05	5.11	0.31	(0.19)	0.12	(0.35)	—	(0.35)	—
11/1/03 to 10/31/04	5.02	0.33	0.11	0.44	(0.35)	—	(0.35)	—
Class B
10/1/08 to 9/30/09	$3.92	0.28	(0.09)	0.19	(0.29)	—	(0.29)	—
10/1/07 to 9/30/08	4.81	0.30	(0.88)	(0.58)	(0.31)	—	(0.31)	—
11/1/06 to 9/30/07	4.84	0.26	(0.01)	0.25	(0.28)	—	(0.28)	—
11/1/05 to 10/31/06	4.81	0.26	0.06	0.32	(0.29)	—	(0.29)	—
11/1/04 to 10/31/05	5.05	0.27	(0.20)	0.07	(0.31)	—	(0.31)	—
11/1/03 to 10/31/04	4.96	0.29	0.11	0.40	(0.31)	—	(0.31)	—
Class C
10/1/08 to 9/30/09	$3.94	0.28	(0.08)	0.20	(0.29)	—	(0.29)	—
10/1/07 to 9/30/08	4.84	0.30	(0.89)	(0.59)	(0.31)	—	(0.31)	—
11/1/06 to 9/30/07	4.87	0.26	(0.01)	0.25	(0.28)	—	(0.28)	—
11/1/05 to 10/31/06	4.84	0.27	0.05	0.32	(0.29)	—	(0.29)	—
11/1/04 to 10/31/05	5.07	0.27	(0.19)	0.08	(0.31)	—	(0.31)	—
11/1/03 to 10/31/04	4.99	0.29	0.10	0.39	(0.31)	—	(0.31)	—
International Real Estate Securities Fund
Class A
10/1/08 to 9/30/09	$6.72	0.21	(0.66)	(0.45)	(0.27)	—	(0.27)	—
10/1/07(6) to 9/30/08	10.00	0.21	(3.32)	(3.11)	(0.17)	—	(0.17)	—
Class C
10/1/08 to 9/30/09	$6.70	0.19	(0.67)	(0.48)	(0.22)	—	(0.22)	—
10/1/07(6) to 9/30/08	10.00	0.20	(3.38)	(3.18)	(0.12)	—	(0.12)	—

The footnote legend is at the end of the financial highlights.

140	Virtus Mutual Funds

Change in Net Asset Value	Net Asset Value, End of Period	Total Return(1)		Net Assets, End of Period (in thousands)	Ratio of Net Operating Expenses to Average Net Assets(8)		Ratio of Gross Expenses to Average Net Assets (before waivers and reimbursements)(8)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

2.96	$12.96	29.60	%(4)	$130	2.55	%(3)	4.54	%(3)	1.12	%(3)	26	%(4)

3.02	$13.02	30.20	%(4)	$130	1.55	%(3)	3.54	%(3)	2.11	%(3)	26	%(4)

2.97	$12.97	29.70	%(4)	$6,236	1.45	%(3)	3.60	%(3)	2.38	%(3)	14	%(4)

2.93	$12.93	29.30	%(4)	$196	2.20	%(3)	4.27	%(3)	1.31	%(3)	14	%(4)

2.98	$12.98	29.80	%(4)	$130	1.20	%(3)	3.34	%(3)	2.63	%(3)	14	%(4)

(0.09)	$3.89	7.02%		$90,560	1.37%		1.37%		8.88%		134%
(0.91)	3.98	(12.10)		92,907	1.34		1.34		7.41		100
(0.02)	4.89	6.06	(4)	125,200	1.39	(3)	1.39	(3)	6.59	(3)	102	(4)
0.03	4.91	7.52		132,408	1.37		1.37		6.25		161
(0.23)	4.88	2.37		144,060	1.36		1.36		6.23		59
0.09	5.11	8.85		174,527	1.32		1.32		6.57		99

(0.10)	$3.82	6.13%		$1,019	2.12%		2.12%		8.21%		134%
(0.89)	3.92	(12.59)		1,366	2.08		2.08		6.63		100
(0.03)	4.81	5.22	(4)	2,597	2.13	(3)	2.13	(3)	5.78	(3)	102	(4)
0.03	4.84	6.83		4,595	2.12		2.12		5.46		161
(0.24)	4.81	1.46		7,791	2.11		2.11		5.47		59
0.09	5.05	8.18		14,574	2.07		2.07		5.90		99

(0.09)	$3.85	6.36%		$1,585	2.12%		2.12%		8.06%		134%
(0.90)	3.94	(12.72)		1,465	2.09		2.09		6.66		100
(0.03)	4.84	5.20	(4)	2,081	2.14	(3)	2.14	(3)	5.89	(3)	102	(4)
0.03	4.87	6.80		1,585	2.12		2.12		5.48		161
(0.23)	4.84	1.66		1,758	2.11		2.11		5.48		59
0.08	5.07	8.14		1,990	2.07		2.07		5.87		99

(0.72)	$6.00	(5.59)%		$32,178	1.50%		1.66%		4.71%		54%
(3.28)	6.72	(31.46)		60,907	1.50		2.11		2.74		8

(0.70)	$6.00	(6.30)%		$413	2.25%		2.40%		4.21%		54%
(3.30)	6.70	(32.09)		141	2.23		3.00		2.52		8

Virtus Mutual Funds	141

Financial Highlights (continued)

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(2)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Payment by Affiliate/ Non-Affiliate
International Real Estate Securities Fund (continued)
Class I
10/1/08 to 9/30/09	$6.72	0.23	(0.67)	(0.44)	(0.29)	—	(0.29)	—
10/1/07(6) to 9/30/08	10.00	0.25	(3.35)	(3.10)	(0.18)	—	(0.18)	—

The footnote legend is at the end of the financial highlights.

142	Virtus Mutual Funds

Change in Net Asset Value	Net Asset Value, End of Period	Total Return(1)	Net Assets, End of Period (in thousands)	Ratio of Net Operating Expenses to Average Net Assets(8)	Ratio of Gross Expenses to Average Net Assets (before waivers and reimbursements)(8)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate

(0.73)	$5.99	(5.43)%	$71	1.25%	1.41%	4.87%	54%
(3.28)	6.72	(31.32)	69	1.24	2.16	3.00	8

Virtus Mutual Funds	143

Financial Highlights (continued)

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(2)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Total Distributions	Change in Net Asset Value
Market Neutral Fund
Class A
10/1/08 to 9/30/09	$9.81	(0.01)	0.70	0.69	—	—	0.69
10/1/07 to 9/30/08	10.53	(0.09)	(0.47)	(0.56)	(0.16)	(0.16)	(0.72)
11/1/06 to 9/30/07	11.19	0.14	(0.58)	(0.44)	(0.22)	(0.22)	(0.66)
11/1/05 to 10/31/06	11.87	0.12	(0.80)	(0.68)	—	—	(0.68)
11/1/04 to 10/31/05	11.51	(0.03)	0.39	0.36	—	—	0.36
11/1/03 to 10/31/04	11.39	(0.16)	0.28	0.12	—	—	0.12
Class B
10/1/08 to 9/30/09	$9.47	(0.08)	0.67	0.59	—	—	0.59
10/1/07 to 9/30/08	10.17	(0.12)	(0.49)	(0.61)	(0.09)	(0.09)	(0.70)
11/1/06 to 9/30/07	10.80	0.08	(0.57)	(0.49)	(0.14)	(0.14)	(0.63)
11/1/05 to 10/31/06	11.55	0.02	(0.77)	(0.75)	—	—	(0.75)
11/1/04 to 10/31/05	11.28	(0.13)	0.40	0.27	—	—	0.27
11/1/03 to 10/31/04	11.24	(0.24)	0.28	0.04	—	—	0.04
Class C
10/1/08 to 9/30/09	$9.43	(0.07)	0.66	0.59	—	—	0.59
10/1/07 to 9/30/08	10.12	(0.12)	(0.49)	(0.61)	(0.08)	(0.08)	(0.69)
11/1/06 to 9/30/07	10.75	0.07	(0.56)	(0.49)	(0.14)	(0.14)	(0.63)
11/1/05 to 10/31/06	11.49	0.02	(0.76)	(0.74)	—	—	(0.74)
11/1/04 to 10/31/05	11.22	(0.11)	0.38	0.27	—	—	0.27
11/1/03 to 10/31/04	11.18	(0.24)	0.28	0.04	—	—	0.04

The footnote legend is at the end of the financial highlights.

144	Virtus Mutual Funds

Net Asset Value, End of Period	Total Return(1)		Net Assets, End of Period (in thousands)	Ratio of Expenses (excluding dividends and interest on short sales after expense reimbursement)(8) to Average Net Assets		Ratio of Expenses (including dividends and interest on short sales after expense reimbursement)(8) to Average Net Assets		Ratio of Expenses (including dividends and interest on short sales before expense reimbursement)(8) to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate

$10.50	7.03%		$74,749	1.77%		4.04%		4.23%		(0.08)%	253%
9.81	(5.36)		119,387	1.81		3.49		3.84		(0.85)	285
10.53	(3.86	)(4)	54,630	1.91	(3)	3.56	(3)	3.95	(3)	1.45 (3)	394	(4)
11.19	(5.81)		89,054	2.19		3.63		3.63		1.04	285
11.87	3.13		111,133	2.20		3.65		3.65		(0.26)	177
11.51	1.05		70,892	2.21		3.42		3.42		(1.45)	175

$10.06	6.23%		$1,435	2.52%		4.83%		5.02%		(0.79)%	253%
9.47	(6.04)		1,678	2.55		4.19		4.55		(1.19)	285
10.17	(4.64	)(4)	2,651	2.67	(3)	4.22	(3)	4.63	(3)	0.82 (3)	394	(4)
10.80	(6.41)		4,338	2.91		4.39		4.39		0.22	285
11.55	2.39		7,859	2.90		4.36		4.36		(1.14)	177
11.28	0.36		12,290	2.91		4.11		4.11		(2.15)	175

$10.02	6.26%		$4,434	2.52%		4.84%		5.03%		(0.77)%	253%
9.43	(6.04)		4,983	2.55		4.19		4.55		(1.21)	285
10.12	(4.57	)(4)	7,187	2.68	(3)	4.27	(3)	4.68	(3)	0.76 (3)	394	(4)
10.75	(6.44)		18,377	2.92		4.41		4.41		0.19	285
11.49	2.41		40,584	2.90		4.35		4.35		(0.97)	177
11.22	0.36		25,779	2.91		4.12		4.12		(2.15)	175

Virtus Mutual Funds	145

Financial Highlights (continued)

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(2)		Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains		Return of Capital	Total Distributions
Multi-Sector Fixed Income Fund
Class A
10/1/08 to 9/30/09	$9.23	0.59		0.85	1.44	(0.71)	—		—	(0.71)
10/1/07 to 9/30/08	10.89	0.68	(2)	(1.66)	(0.98)	(0.68)	—		—	(0.68)
11/1/06 to 9/30/07	10.88	0.56	(2)	(0.03)	0.53	(0.52)	—		—	(0.52)
11/1/05 to 10/31/06	10.63	0.59	(2)	0.21	0.80	(0.55)	—		—	(0.55)
11/1/04 to 10/31/05	11.16	0.59	(2)	(0.40)	0.19	(0.72)	—		—	(0.72)
11/1/03 to 10/31/04	10.85	0.69	(2)	0.34	1.03	(0.72)	—		—	(0.72)
Class B
10/1/08 to 9/30/09	$9.22	0.53		0.84	1.37	(0.64)	—		—	(0.64)
10/1/07 to 9/30/08	10.88	0.60		(1.66)	(1.06)	(0.60)	—		—	(0.60)
11/1/06 to 9/30/07	10.87	0.48		(0.02)	0.46	(0.45)	—		—	(0.45)
11/1/05 to 10/31/06	10.61	0.51		0.22	0.73	(0.47)	—		—	(0.47)
11/1/04 to 10/31/05	11.13	0.50		(0.40)	0.10	(0.62)	—		—	(0.62)
11/1/03 to 10/31/04	10.82	0.61		0.33	0.94	(0.63)	—		—	(0.63)
Class C
10/1/08 to 9/30/09	$9.27	0.52		0.87	1.39	(0.64)	—		—	(0.64)
10/1/07 to 9/30/08	10.94	0.61		(1.68)	(1.07)	(0.60)	—		—	(0.60)
11/1/06 to 9/30/07	10.93	0.48		(0.02)	0.46	(0.45)	—		—	(0.45)
11/1/05 to 10/31/06	10.67	0.51		0.22	0.73	(0.47)	—		—	(0.47)
11/1/04 to 10/31/05	11.18	0.51		(0.40)	0.11	(0.62)	—		—	(0.62)
11/1/03 to 10/31/04	10.87	0.61		0.33	0.94	(0.63)	—		—	(0.63)
Multi-Sector Short Term Bond Fund
Class A
10/1/08 to 9/30/09	$4.21	0.24	(2)	0.35	0.59	(0.26)	—		—	(0.26)
10/1/07 to 9/30/08	4.70	0.25	(2)	(0.48)	(0.23)	(0.26)	—		—	(0.26)
11/1/06 to 9/30/07	4.74	0.21	(2)	(0.03)	0.18	(0.22)	—		—	(0.22)
11/1/05 to 10/31/06	4.70	0.22	(2)	0.03	0.25	(0.21)	—		—	(0.21)
11/1/04 to 10/31/05	4.83	0.20	(2)	(0.12)	0.08	(0.19)	—	(5)	(0.02)	(0.21)
11/1/03 to 10/31/04	4.78	0.21		0.06	0.27	(0.22)	—		—	(0.22)
Class B
10/1/08 to 9/30/09	$4.19	0.22	(2)	0.35	0.57	(0.24)	—		—	(0.24)
10/1/07 to 9/30/08	4.68	0.23	(2)	(0.48)	(0.25)	(0.24)	—		—	(0.24)
11/1/06 to 9/30/07	4.72	0.19	(2)	(0.03)	0.16	(0.20)	—		—	(0.20)
11/1/05 to 10/31/06	4.68	0.20	(2)	0.02	0.22	(0.18)	—		—	(0.18)
11/1/04 to 10/31/05	4.82	0.18	(2)	(0.14)	0.04	(0.16)	—	(5)	(0.02)	(0.18)
11/1/03 to 10/31/04	4.77	0.19		0.05	0.24	(0.19)	—		—	(0.19)
Class C
10/1/08 to 9/30/09	$4.24	0.23	(2)	0.36	0.59	(0.25)	—		—	(0.25)
10/1/07 to 9/30/08	4.73	0.24	(2)	(0.48)	(0.24)	(0.25)	—		—	(0.25)
11/1/06 to 9/30/07	4.77	0.20	(2)	(0.03)	0.17	(0.21)	—		—	(0.21)
11/1/05 to 10/31/06	4.73	0.21	(2)	0.02	0.23	(0.19)	—		—	(0.19)
11/1/04 to 10/31/05	4.87	0.19	(2)	(0.13)	0.06	(0.18)	—	(5)	(0.02)	(0.20)
11/1/03 to 10/31/04	4.81	0.21		0.05	0.26	(0.20)	—		—	(0.20)

The footnote legend is at the end of the financial highlights.

146	Virtus Mutual Funds

Change in Net Asset Value	Net Asset Value, End of Period	Total Return(1)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(8)		Ratio of Gross Expenses to Average Net Assets(8)		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

0.73	$9.96	17.34%	$121,968	1.16%		1.16%		6.90%		85%
(1.66)	9.23	(9.46)	88,744	1.15		1.15		6.54		91
0.01	10.89	4.95 (4)	113,458	1.19	(3)	1.19	(3)	5.55	(3)	92	(4)
0.25	10.88	7.74	113,362	1.17		1.17		5.52		96
(0.53)	10.63	1.73	113,885	1.20		1.20		5.36		136
0.31	11.16	9.78	116,079	1.18		1.18		6.30		156

0.73	$9.95	16.47%	$13,276	1.91%		1.91%		6.18%		85%
(1.66)	9.22	(10.16)	11,969	1.90		1.90		5.80		91
0.01	10.88	4.25 (4)	14,205	1.94	(3)	1.94	(3)	4.80	(3)	92	(4)
0.26	10.87	7.05	14,147	1.92		1.92		4.78		96
(0.52)	10.61	0.91	16,879	1.95		1.95		4.61		136
0.31	11.13	8.99	21,554	1.93		1.93		5.56		156

0.75	$10.02	16.59%	$41,374	1.90%		1.90%		5.93%		85%
(1.67)	9.27	(10.20)	16,828	1.90		1.90		5.80		91
0.01	10.94	4.22 (4)	20,677	1.94	(3)	1.94	(3)	4.81	(3)	92	(4)
0.26	10.93	7.00	17,222	1.91		1.91		4.77		96
(0.51)	10.67	0.99	15,175	1.95		1.95		4.62		136
0.31	11.18	8.95	10,941	1.93		1.93		5.56		156

0.33	$4.54	14.91%	$1,433,927	1.12%		—		5.93%		88%
(0.49)	4.21	(5.07)	1,377,371	1.08		—		5.54		83
(0.04)	4.70	3.84 (4)	1,435,415	1.11	(3)	—		4.93	(3)	57	(4)
0.04	4.74	5.37	1,062,479	1.04		—		4.75		93
(0.13)	4.70	1.64	819,283	1.02		—		4.24		83
0.05	4.83	5.69	372,463	1.03		—		4.17		95

0.33	$4.52	14.41%	$12,753	1.62%		—		5.47%		88%
(0.49)	4.19	(5.57)	15,919	1.57		—		5.03		83
(0.04)	4.68	3.38 (4)	21,487	1.61	(3)	—		4.40	(3)	57	(4)
0.04	4.72	4.64	27,845	1.54		—		4.24		93
(0.14)	4.68	1.12	33,003	1.51		—		3.72		83
0.05	4.82	5.16	33,325	1.52		—		3.68		95

0.34	$4.58	14.75%	$241,339	1.36%		—		5.63%		88%
(0.49)	4.24	(5.28)	161,770	1.33		—		5.28		83
(0.04)	4.73	3.57 (4)	179,222	1.36	(3)	—		4.66	(3)	57	(4)
0.04	4.77	5.07	205,385	1.28		—		4.48		93
(0.14)	4.73	1.15	295,926	1.26		—		3.98		83
0.06	4.87	5.59	238,854	1.27		—		3.92		95

Virtus Mutual Funds	147

Financial Highlights (continued)

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(2)		Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Return of Capital	Total Distributions
Multi-Sector Short Term Bond Fund (continued)
Class T
10/1/08 to 9/30/09	$4.23	0.21	(2)	0.36	0.57	(0.23)	—	—	(0.23)
10/1/07 to 9/30/08	4.72	0.22	(2)	(0.48)	(0.26)	(0.23)	—	—	(0.23)
11/1/06 to 9/30/07	4.76	0.18	(2)	(0.03)	0.15	(0.19)	—	—	(0.19)
11/1/05 to 10/31/06	4.73	0.19	(2)	0.01	0.20	(0.17)	—	—	(0.17)
11/1/04 to 10/31/05	4.86	0.17	(2)	(0.13)	0.04	(0.15)	— (5)	(0.02)	(0.17)
11/1/03 to 10/31/04	4.80	0.18		0.06	0.24	(0.18)	—	—	(0.18)
Class I
10/1/08 to 9/30/09	$4.21	0.28	(2)	0.32	0.60	(0.27)	—	—	(0.27)
6/6/08(6) to 9/30/08	4.53	0.08	(2)	(0.31)	(0.23)	(0.09)	—	—	(0.09)
Real Estate Securities Fund
Class A
10/1/08 to 9/30/09	$29.19	0.47		(8.99)	(8.52)	(0.46)	—	—	(0.46)
10/1/07 to 9/30/08	34.10	0.45		(3.88)	(3.43)	(0.47)	(1.01)	—	(1.48)
12/1/06 to 9/30/07	38.18	0.32		(2.59)	(2.27)	(0.32)	(1.49)	—	(1.81)
12/1/05 to 11/30/06	28.15	0.30		10.73	11.03	(0.37)	(0.63)	—	(1.00)
12/1/04 to 11/30/05	25.46	0.43		4.08	4.51	(0.42)	(1.40)	—	(1.82)
12/1/03 to 11/30/04	20.09	0.44		5.60	6.04	(0.50)	(0.17)	—	(0.67)
Class B
10/1/08 to 9/30/09	$28.85	0.35		(8.91)	(8.56)	(0.34)	—	—	(0.34)
10/1/07 to 9/30/08	33.72	0.22		(3.83)	(3.61)	(0.25)	(1.01)	—	(1.26)
12/1/06 to 9/30/07	37.74	0.10		(2.56)	(2.46)	(0.07)	(1.49)	—	(1.56)
12/1/05 to 11/30/06	27.86	0.07		10.59	10.66	(0.15)	(0.63)	—	(0.78)
12/1/04 to 11/30/05	25.21	0.23		4.05	4.28	(0.23)	(1.40)	—	(1.63)
12/1/03 to 11/30/04	19.91	0.27		5.54	5.81	(0.34)	(0.17)	—	(0.51)
Class C
10/1/08 to 9/30/09	$29.17	0.35		(8.99)	(8.64)	(0.34)	—	—	(0.34)
10/1/07 to 9/30/08	34.07	0.23		(3.88)	(3.65)	(0.24)	(1.01)	—	(1.25)
12/1/06 to 9/30/07	38.11	0.10		(2.59)	(2.49)	(0.06)	(1.49)	—	(1.55)
12/1/05 to 11/30/06	28.12	0.06		10.71	10.77	(0.15)	(0.63)	—	(0.78)
12/1/04 to 11/30/05	25.43	0.25		4.07	4.32	(0.23)	(1.40)	—	(1.63)
12/1/03 to 11/30/04	20.07	0.26		5.61	5.87	(0.34)	(0.17)	—	(0.51)
Class I
10/1/08 to 9/30/09	$29.17	0.49		(8.97)	(8.48)	(0.50)	—	—	(0.50)
10/1/07 to 9/30/08	34.08	0.62		(3.98)	(3.36)	(0.54)	(1.01)	—	(1.55)
12/29/06(6) to 9/30/07	35.99	0.28		(1.87)	(1.59)	(0.31)	(0.01)	—	(0.32)
Senior Floating Rate Fund
Class A
10/1/08 to 9/30/09	$9.41	0.54		0.47	1.01	(0.55)	— (5)	—	(0.55)
1/31/08(6) to 9/30/08	10.00	0.41		(0.61)	(0.20)	(0.39)	—	—	(0.39)
Class C
10/1/08 to 9/30/09	$9.41	0.44		0.51	0.95	(0.49)	— (5)	—	(0.49)
1/31/08(6) to 9/30/08	10.00	0.37		(0.61)	(0.24)	(0.35)	—	—	(0.35)

The footnote legend is at the end of the financial highlights.

148	Virtus Mutual Funds

Change in Net Asset Value	Net Asset Value, End of Period	Total Return(1)		Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(8)		Ratio of Gross Expenses to Average Net Assets(8)		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

0.34	$4.57	14.21%		$219,501	1.86%		—		5.11%		88%
(0.49)	4.23	(5.78)		141,131	1.83		—		4.79		83
(0.04)	4.72	3.11	(4)	155,450	1.86	(3)	—		4.17	(3)	57	(4)
0.03	4.76	4.34		153,395	1.79		—		3.98		93
(0.13)	4.73	0.84		195,830	1.76		—		3.48		83
0.06	4.86	5.05		120,145	1.78		—		3.40		95

0.33	$4.54	15.20%		$20,553	1.03%		—		6.47%		88%
(0.32)	4.21	(5.11	)(4)	95	0.89	(3)	—		5.85	(3)	83	(4)

(8.98)	$20.21	(28.61)%		$552,518	1.59%		1.59%		2.88%		48%
(4.91)	29.19	(9.94)		862,062	1.37	(7)	1.45		1.51		32
(4.08)	34.10	(6.14	)(4)	1,136,923	1.32	(3)	1.39	(3)	1.06	(3)	25	(4)
10.03	38.18	40.37		1,289,007	1.30		1.30		0.94		24
2.69	28.15	18.67		737,744	1.30		1.30		1.68		22
5.37	25.46	30.68		511,107	1.28		1.28		1.98		28

(8.90)	$19.95	(29.20)%		$17,648	2.34%		2.34%		2.16%		48%
(4.87)	28.85	(10.65)		35,376	2.12	(7)	2.20		0.76		32
(4.02)	33.72	(6.72	)(4)	49,964	2.07	(3)	2.13	(3)	0.32	(3)	25	(4)
9.88	37.74	39.29		71,240	2.05		2.05		0.24		24
2.65	27.86	17.81		59,042	2.05		2.05		0.93		22
5.30	25.21	29.74		57,797	2.03		2.03		1.25		28

(8.98)	$20.19	(29.17)%		$41,818	2.34%		2.34%		2.12%		48%
(4.90)	29.17	(10.63)		71,278	2.12	(7)	2.20		0.76		32
(4.04)	34.07	(6.71	)(4)	100,321	2.07	(3)	2.14	(3)	0.32	(3)	25	(4)
9.99	38.11	39.32		112,794	2.05		2.05		0.19		24
2.69	28.12	17.80		67,764	2.05		2.05		0.97		22
5.36	25.43	29.78		38,399	2.03		2.03		1.17		28

(8.98)	$20.19	(28.45)%		$206,474	1.32%		1.32%		3.00%		48%
(4.91)	29.17	(9.71)		106,159	1.12	(7)	1.20		2.11		32
(1.91)	34.08	(4.44	)(4)	32,887	1.11	(3)	1.23	(3)	1.09	(3)	25	(4)

0.46	$9.87	11.74%		$52,987	1.20%		1.33%		6.00%		63%
(0.59)	9.41	(2.12	)(4)	14,349	1.20	(3)	1.80	(3)	6.25	(3)	27	(4)

0.46	$9.87	10.94%		$2,740	1.95%		2.05%		4.82%		63%
(0.59)	9.41	(2.59	)(4)	359	1.95	(3)	2.57	(3)	5.58	(3)	27	(4)

Virtus Mutual Funds	149

Financial Highlights (continued)

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(2)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains		Return of Capital	Total Distributions
Senior Floating Rate Fund (continued)
Class I
10/1/08 to 9/30/09	$9.41	0.58	0.45	1.03	(0.58)	—	(5)	—	(0.58)
1/31/08(6) to 9/30/08	10.00	0.43	(0.61)	(0.18)	(0.41)	—		—	(0.41)

Footnote Legend

(1)	Sales charges, where applicable, are not reflected in the total return calculation.
(2)	Computed using average shares outstanding.
(3)	Annualized.
(4)	Not annualized.
(5)	Amount is less than $0.005.
(6)	Inception date.
(7)	Represents blended net expense ratio.
(8)	The Funds will also indirectly bear their prorated share of expenses of the underlying funds in which they invest in. Such expenses are not included in the calculation of this ratio.
(9)

The amount shown for a share outstanding throughout the period does not accord with the aggregate net loss on investments for the period because of the sales and repurchases of fund shares in relation to fluctuating market value of the investments of the Fund.

(10)	Payment by affiliate.
(11)	Payment by non-affiliate.

150	Virtus Mutual Funds

Change in Net Asset Value	Net Asset Value, End of Period	Total Return(1)		Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(8)		Ratio of Gross Expenses to Average Net Assets(8)		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

0.45	$9.86	11.94%		$394	0.95%		1.13%		6.54%		63%
(0.59)	9.41	(1.96	)(4)	232	0.95	(3)	1.56	(3)	6.51	(3)	27	(4)

Virtus Mutual Funds	151

Appendix A

Predecessor Funds

Virtus AlphaSector Allocation Fund

The Virtus AlphaSector Allocation Fund, a series of Virtus Opportunities Trust (“Successor Fund”), is the successor of the Phoenix Wealth Guardian PHOLIO, a series of Phoenix PHOLIOs (“Predecessor Fund”), resulting from a reorganization of the Predecessor Fund with and into the Successor Fund on September 24, 2007. At the time of the reorganization, the Predecessor Fund and the Successor Fund had identical investment objectives and strategies. The Successor Fund therefore has adopted the past performance of the Predecessor Fund as its own. The performance tables include the performance of the shares of the Predecessor Fund prior to the Virtus AlphaSector Allocation Fund’s commencement date.

Virtus AlphaSector Rotation Fund

The Virtus AlphaSector Rotation Fund, a series of Virtus Opportunities Trust (“Successor Fund”), is the successor of the Phoenix Wealth Builder PHOLIO, a series of Phoenix PHOLIOs (“Predecessor Fund”), resulting from a reorganization of the Predecessor Fund with and into the Successor Fund on September 24, 2007. At the time of the reorganization, the Predecessor Fund and the Successor Fund had identical investment objectives and strategies. The Successor Fund therefore has adopted the past performance of the Predecessor Fund as its own. The performance tables include the performance of the shares of the Predecessor Fund prior to the Virtus AlphaSector Rotation Fund’s commencement date.

Virtus Alternatives Diversifier Fund

The Virtus Alternatives Diversifier Fund, a series of Virtus Opportunities Trust (“Successor Fund”), is the successor of the Phoenix Diversifier PHOLIO, a series of Phoenix PHOLIOs (“Predecessor Fund”), resulting from a reorganization of the Predecessor Fund with and into the Successor Fund on September 24, 2007. At the time of the reorganization, the Predecessor Fund and the Successor Fund had identical investment objectives and strategies. The Successor Fund has adopted the past performance of the Predecessor Fund as its own. Therefore, the performance tables for the Successor Fund include the performance of the shares of the Predecessor Fund prior to the Virtus Alternatives Diversifier Fund’s commencement date.

Virtus CA Tax-Exempt Bond Fund

The Virtus CA Tax-Exempt Bond Fund, a series of Virtus Opportunities Trust (“Successor Fund”), is the successor of the Phoenix CA Tax-Exempt Bond Fund, a series of a trust by the same name (“Predecessor Fund”), resulting from a reorganization of the Predecessor Fund with and into the Successor Fund on June 27, 2007. At the time of the reorganization, the Predecessor Fund and the Successor Fund had identical investment objectives and strategies. The Successor Fund has adopted the past performance of the Predecessor Fund as its own. Therefore, the performance tables for the Successor Fund include the performance of the shares of the Predecessor Fund prior to the Virtus CA Tax-Exempt Bond Fund’s commencement date.

Virtus Foreign Opportunities Fund

The Virtus Foreign Opportunities Fund, a series of Virtus Opportunities Trust (“Successor Fund”), is the successor of the Phoenix Foreign Opportunities Fund, a series of Phoenix Adviser Trust (“Predecessor Fund”), resulting from a reorganization of the Predecessor Fund with and into the Successor Fund on September 24, 2007. At the time of the reorganization, the Predecessor Fund and the Successor Fund had identical investment objectives and strategies. The Successor Fund has adopted the past performance of the Predecessor Fund as its own. The performance tables also include the performance history of a prior fund that was reorganized into the Predecessor Fund on October 13, 2003 (the “Prior Fund”). From October 13, 2003 to June 20, 2005, the Prior Fund’s investment program and general operations were managed by a different investment adviser. Therefore, the performance tables for the Successor Fund include the performance of the shares of the Predecessor Fund and the Prior Fund prior to the Virtus Foreign Opportunities Fund’s commencement date.

152	Virtus Mutual Funds

Virtus Global Infrastructure Fund

The Virtus Global Infrastructure Fund, a series of Virtus Opportunities Trust (“Successor Fund”), is the successor of the Phoenix Global Utilities Fund, a series of Phoenix Investment Series Fund (“Predecessor Fund”), resulting from a reorganization of the Predecessor Fund with and into the Successor Fund on June 27, 2007. At the time of the reorganization, the Predecessor Fund and the Successor Fund had identical investment objectives and strategies. The Successor Fund has adopted the past performance of the Predecessor Fund as its own. Therefore, the performance tables for the Successor Fund include the performance of the shares of the Predecessor Fund prior to the Virtus Global Infrastructure Fund’s commencement date.

Virtus Global Opportunities Fund

The Virtus Global Opportunities Fund, a series of Virtus Opportunities Trust (“Successor Fund”), is the successor of the Phoenix Worldwide Strategies Fund, a series of Phoenix Equity Trust (“Predecessor Fund”), resulting from a reorganization of the Predecessor Fund with and into the Successor Fund on September 24, 2007. At the time of the reorganization, the Predecessor Fund and the Successor Fund had identical investment objectives and strategies. The Successor Fund has adopted the past performance of the Predecessor Fund as its own. Therefore, the performance tables for the Successor Fund include the performance of the shares of the Predecessor Fund prior to the Virtus Global Opportunities Fund’s commencement date.

Virtus High Yield Fund

The Virtus High Yield Fund, a series of Virtus Opportunities Trust (“Successor Fund”), is the successor of the Phoenix High Yield Fund, a series of Phoenix Series Fund (“Predecessor Fund”), resulting from a reorganization of the Predecessor Fund with and into the Successor Fund on June 27, 2007. At the time of the reorganization, the Predecessor Fund and the Successor Fund had identical investment objectives and strategies. The Successor Fund has adopted the past performance of the Predecessor Fund as its own. Therefore, the performance tables for the Successor Fund include the performance of the shares of the Predecessor Fund prior to the Virtus High Yield Fund’s commencement date.

Virtus Market Neutral Fund

The Virtus Market Neutral Fund, a series of Virtus Opportunities Trust (“Successor Fund”), is the successor of the Phoenix Market Neutral Fund, a series of Phoenix Portfolios (“Predecessor Fund”), resulting from a reorganization of the Predecessor Fund with and into the Successor Fund on June 27, 2007. At the time of the reorganization, the Predecessor Fund and the Successor Fund had identical investment objectives and strategies. The Successor Fund has adopted the past performance of the Predecessor Fund as its own. Therefore, the performance tables for the Successor Fund include the performance of the shares of the Predecessor Fund prior to the Virtus Market Neutral Fund’s commencement date.

Virtus Multi-Sector Fixed Income Fund

The Virtus Multi-Sector Fixed Income Fund, a series of Virtus Opportunities Trust (“Successor Fund”), is the successor of the Phoenix Multi-Sector Fixed Income Fund, a series of Phoenix Multi-Series Trust (“Predecessor Fund”), resulting from a reorganization of the Predecessor Fund with and into the Successor Fund on June 27, 2007. At the time of the reorganization, the Predecessor Fund and the Successor Fund had identical investment objectives and strategies. The Successor Fund has adopted the past performance of the Predecessor Fund as its own. Therefore, the performance tables for the Successor Fund include the performance of the shares of the Predecessor Fund prior to the Virtus Multi-Sector Fixed Income Fund’s commencement date.

Virtus Multi-Sector Short Term Bond Fund

The Virtus Multi-Sector Short Term Bond Fund, a series of Virtus Opportunities Trust (“Successor Fund”), is the successor of the Phoenix Multi-Sector Short Term Bond Fund, a series of Phoenix Multi-Series Trust (“Predecessor Fund”), resulting from a reorganization of the Predecessor Fund with and into the Successor Fund on June 27, 2007. At the time of the reorganization, the Predecessor Fund and the Successor Fund had identical investment objectives and strategies. The Successor Fund has adopted the past performance of the Predecessor Fund as its own. Therefore, the performance tables for the Successor Fund include the performance of the shares of the Predecessor Fund prior to the Virtus Multi-Sector Short Term Bond Fund’s commencement date.

Virtus Mutual Funds	153

Virtus Real Estate Securities Fund

The Virtus Real Estate Securities Fund, a series of Virtus Opportunities Trust (“Successor Fund”), is the successor of the Phoenix Real Estate Securities Fund, a series of Phoenix Multi-Portfolio Fund (“Predecessor Fund”), resulting from a reorganization of the Predecessor Fund with and into the Successor Fund on June 27, 2007. At the time of the reorganization, the Predecessor Fund and the Successor Fund had identical investment objectives and strategies. The Successor Fund has adopted the past performance of the Predecessor Fund as its own. Therefore, the performance tables include the performance of the shares of the Predecessor Fund prior to the Virtus Real Estate Securities Fund’s commencement date.

154	Virtus Mutual Funds

Appendix B

Virtus Alternatives Diversifier Fund—Underlying Funds

Underlying Affiliated Mutual Funds and Exchange-Traded Funds (“ETFs”)

Following is a list of underlying affiliated mutual funds and ETFs (collectively, “underlying funds”) in which the fund is currently invested or anticipated to be invested and their associated target weightings, as of the date of this prospectus. Not all of these underlying funds will be purchased by the fund. The underlying funds and their target weightings have been selected for use over long time periods, but may be changed in the future without shareholder approval or notice. Target weightings will deviate over the short term due to market movements and capital flows. The adviser periodically rebalances the fund’s investments in the underlying funds to bring them back within their target weightings. Some portion of the fund’s portfolio will be held in cash due to purchase and redemption activity and short-term cash needs. The fund’s cash position is not reflected in the asset allocations or target weightings. Additional information about each underlying affiliated mutual fund, including a copy of an underlying affiliated mutual fund’s prospectus, Statement of Additional Information, and Annual and Semiannual reports is available on the Virtus Mutual Funds Web site, virtus.com, or you can request copies by calling Mutual Fund Services toll-free at (800)-243-1574.

Fund Name/Asset Class
ALTERNATIVES
Virtus Global Infrastructure Fund	15%
Virtus International Real Estate Securities Fund	10%
Virtus Market Neutral Fund	20%
Virtus Real Estate Securities Fund	10%
Virtus Senior Floating Rate Fund	10%

EXCHANGE-TRADED FUNDS
IShares S&P GSSI Natural Resources Index Fund	10%
PowerShares DB Commodity Index Tracking Fund	15%
PowerShares DB G10 Currency Harvest Fund	10%

Virtus Mutual Funds	155

Appendix C

Additional Information About The AlphaSectorsm Rotation Index

The AlphaSectorSM Rotation Index (ASRX) is an active public index published by NASDAQ and designed to outperform the S&P 500® Index while also seeking to manage downside risk and lower overall volatility. It is an equal weighted index comprised of a limited number of sector-based exchange traded funds (ETFs) and a short-term Treasury bond ETF as a cash proxy. The ETFs are selected monthly based on the output of a proprietary analytical model that evaluates sector trends while adjusting for changing levels of volatility. The Index is constituted to focus on avoiding losses of its underlying ETFs, and has the ability to move defensively to large “cash” positions in periods of broader market weakness.

The tables below show performance of the AlphaSector Rotation Index as compared with the performance of the S&P 500 Index. The AlphaSector Rotation Index and the S&P 500 Index are not available for direct investment and their performance does not reflect the fees, expenses or taxes associated with the active management of an actual portfolio. Both indexes are calculated on a total return basis with dividends reinvested.

	AlphaSector Rotation Index	S&P 500 Index
Annual Returns (calendar year)
2002	-8.18%	-22.10%
2003	9.38%	28.68%
2004	13.89%	10.88%
2005	5.65%	4.91%
2006	14.40%	15.79%
2007	14.18%	5.49%
2008	-8.54%	-37.00%
2009	25.37%	26.46%

	1 Year	5 Years	Since Inception of AlphaSector Rotation Index (4/1/01)(1)
Average Annual Total Return (for the periods ended 12/31/09)
AlphaSector Rotation Index	25.37%	9.61%	7.11%
S&P 500® Index	26.46%	0.42%	13.46%

(1) The Index inception date is April 1, 2001; it commenced daily calculation and dissemination by NASDAQ OMX with a base value 1,000.00 on October 13, 2008.

Active Index Solutions, LLC is the source and owner of the trademarks, service marks and copyrights related to the AlphaSector Rotation Index, including the AlphaSector name. Use of these marks by certain Virtus Mutual Funds has been licensed by and through F-Squared Investments, Inc.

156	Virtus Mutual Funds

c/o State Street Bank and Trust Company

P.O. Box 8301

Boston, MA 02266-8301

ADDITIONAL INFORMATION

You can find more information about the Funds in the following documents:

Annual and Semiannual Reports

Annual and semiannual reports contain more information about the Funds’ investments. The annual report discusses the market conditions and investment strategies that significantly affected the Funds’ performance during the last fiscal year.

Statement of Additional Information (SAI)

The SAI contains more detailed information about the Funds. It is incorporated by reference and is legally part of the prospectus.

To obtain free copies of these documents, you can download copies from the Individual Investors section of our Web site, Virtus.com, or you can request copies by calling us toll-free at 1-800-243-1574.

Information about the Funds (including the SAI) can be reviewed and copied at the Securities and Exchange Commission’s (SEC) Public Reference Room in Washington, DC. For information about the operation of the Public Reference Room, call 1-202-551-8090. This information is also available on the SEC’s Internet site at sec.gov. You may also obtain copies upon payment of a duplicating fee by writing the Public Reference Section of the SEC, Washington, DC 20549-6009 or by electronic request at publicinfo@sec.gov.

Mutual Fund Services: 1-800-243-1574

Investment Company Act File No. 811-7455	1-10
8020

TICKER SYMBOL BY CLASS
	A	C	I
Virtus AlphaSectorSM Rotation Fund	PWBAX	PWBCX	VARIX

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VIRTUS OPPORTUNITIES TRUST	January 31, 2010	E-Delivery at Virtus.com

Not FDIC Insured	No Bank Guarantee	May Lose Value

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense. This prospectus contains important information that you should know before investing in the Virtus AlphaSectorSM Rotation Fund. Please read it carefully and retain it for future reference.

Virtus AlphaSectorSM Rotation Fund

Virtus AlphaSectorSM Rotation Fund

Investment Objective

The fund has an investment objective of seeking long-term capital appreciation.

Fees and Expenses

The tables below illustrate all fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and under “Sales Charges” on page 6 of the fund’s prospectus and “Alternative Purchase Arrangements” on page 54 of the fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)	Class A	Class C		Class I
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%	None		None
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	None	1.00%	(a)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class I
Management Fees	0.45%	0.45%	0.45%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%	1.00%	None
Other Expenses(b)	0.42%	0.42%	0.42%
Acquired Fund Fees and Expenses (Underlying ETFs)(c)	0.50%	0.50%	0.50%
Total Annual Fund Operating Expenses(b)	1.62%	2.37%	1.37%

(a)	The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

(b)	Restated to reflect current expenses.

(c)	Acquired fund fees and expenses are not reflected in the financial highlights or audited financial statements.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	730	1,057	1,406	2,386
Class C	Sold	340	739	1,265	2,706
	Held	240	739	1,265	2,706
Class I	Sold or Held	139	434	750	1,646

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells shares of the exchange-traded funds (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 131% of the value of its portfolio.

Investments, Risks and Performance

Principal Investment Strategies

The fund seeks to track the AlphaSectorSM Rotation Index (“ASRX”), a public index published by NASDAQ, through investment in exchange-traded funds (ETFs). ASRX is an active index that may invest in the nine Select Sector SPDR® ETFs, representing the primary sectors of the S&P 500® Index, plus an ETF representing short-term U.S. Treasuries. The primary sectors of the S&P 500® Index represented by the Select Sector SPDR® ETFs are: consumer discretionary, consumer staples, energy, financials, healthcare, industrials, materials, technology, and utilities. The Index has the flexibility to be invested in any combination of the nine sector ETFs, a combination of sector ETFs and short-term U.S. Treasuries, or 100% in short-term U.S. Treasuries.

Virtus AlphaSectorSM Rotation Fund

Principal Risks

The fund may not achieve its objectives, and it is not intended to be a complete investment program. The value of the fund’s investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund’s investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the adviser expects. As a result, the value of your shares may decrease. In addition, you will also be subject to the risks associated with the principal investment strategies of the underlying mutual fund and exchange-traded funds in which the fund invests. The principal risks of investing in the fund are those associated with:

>

Equity Securities Risk. The risk that events negatively affecting issuers, industries or financial markets in which the fund invests, will impact the value of the stocks held by the fund and thus, the value of the fund’s shares over short or extended periods. Investments in smaller companies may be more volatile than investments in larger companies.

>

Exchange-Traded Funds (ETFs) Risk. The risk that the value of an ETF will be more volatile than the underlying portfolio of securities the ETF is designed to track, or that the costs to the fund of owning shares of the ETF will exceed those the fund would incur by investing in such securities directly.

>

Industry/Sector Concentration Risk. The risk that events negatively affecting a particular industry or market sector in which the fund focuses its investments will cause the value of the fund’s shares to decrease, perhaps significantly. To the extent that the fund invests a significant portion of its portfolio in ETFs representing one or more of the primary sectors of the S&P 500® Index (such as consumer discretionary, energy, healthcare) or in an ETF representing U.S. Treasuries, the fund is more vulnerable to conditions that negatively affect such sectors as compared to a fund that is not significantly invested in such sectors.

>

Market Volatility Risk. The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.

>

Mutual Fund Investing Risk. The risk that the fund’s performance will be adversely affected by the assets owned by the other mutual funds in which it invests, and that the layering of expenses associated with the fund’s investment in such other funds will cost shareholders more than direct investments would have cost.

>

U.S. Government Securities Risk. The risk that U.S. Government securities in the fund’s portfolio will be subject to price fluctuations, or that an agency or instrumentality will default on an obligation not backed by the full faith and credit of the United States.

For a more detailed description of the above risks, see “More Information About Risks Related to Principal Investment Strategies” in the fund’s statutory prospectus.

Performance

Performance Information

The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.

The bar chart shows changes in the fund’s performance from year to year over the life of the fund. The table shows how the fund’s average annual returns compare to those of a broad-based securities market index and a composite benchmark. Updated performance information is available at www.virtus.com or by calling 800-243-1574.

Calendar year total returns for Class A Shares (includes returns of a predecessor fund)

Returns do not reflect sales charges and would be lower if they did.

Best Quarter: Q2/2009: 14.28%	Worst Quarter: Q4/2008: -17.03%

2

Virtus AlphaSectorSM Rotation Fund

Average Annual Total Returns (for the periods ended 12/31/09; includes returns of a predecessor fund)

Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.

	1 Year	5 Years	Since Inception (8/1/03)
Class A
Return Before Taxes	16.77%	-0.03%	2.92%
Return After Taxes on Distributions	16.57%	-1.00%	2.08%
Return After Taxes on Distributions and Sale of Fund Shares	11.12%	-0.24%	2.31%
Class C
Return Before Taxes	23.01%	0.41%	3.12%
S&P 500® Index(1)	26.46%	0.42%	4.10%
AlphaSector Rotation Linked Benchmark(2)	24.15%	1.80%	4.71%

The S&P 500® Index is a free-float adjusted market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total-return basis with dividends reinvested. The AlphaSector™ Rotation Linked Benchmark consists of the S&P 500® Index. Prior to September 29, 2009, its performance represents an allocation consisting of 80% S&P 500® Index and 20% Barclays Capital U.S. Aggregate Bond Index. The Barclays Capital U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total-return basis.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class A Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.

Class I Shares have not had a full calendar year of operations; therefore, performance information is not shown.

Management

The fund’s investment adviser is Virtus Investment Advisers, Inc. (“VIA”).

The fund’s subadviser is F-Squared Investments, Inc. (“F-Squared”).

>	Howard Present, Co-founder, President and CEO of F-Squared, is a manager of the fund. Mr. Present has been Portfolio Manager since September 2009.

>	Amy Robinson, Managing Director of VIA (since 1992), is a manager of the fund. Ms. Robinson has been Portfolio Manager since September 2009.

Purchase and Sale of Fund Shares

Purchase Minimums (except Class I Shares)
Minimum Initial Purchase	$500
Individual Retirement Accounts (IRAs), systematic purchase or systematic exchange accounts	$25
Defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans	No minimum
Minimum Additional Purchase	$25
Defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans	No minimum

For Class I Shares, the minimum initial purchase is $100,000; there is no minimum for additional purchases.

In general, you can buy or sell shares of the fund by mail or telephone on any business day. You can generally pay for shares by check or wire. (You may be charged wire fees or other transaction fees; ask your financial advisor.) When selling shares, you will receive a check, unless you request a wire. Payment for shares redeemed generally is made within seven days. You also may buy and sell shares through a financial advisor. Orders to buy and sell shares are processed at the next NAV (share price) to be calculated after we receive your request in good order. NAVs are calculated only on days when the New York Stock Exchange is open for regular trading. For more information about buying and selling shares, ask your financial advisor or see “Your Account” on page 10, “How to Buy Shares” on page 12 and “How to Sell Shares” on page 12 of the fund’s prospectus.

3

Virtus AlphaSectorSM Rotation Fund

Taxes

The fund’s distributions are taxable to you either as ordinary income or capital gains, except when your investment is through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

4

More Information About Investment Objectives and Principal Investment Strategies

Fundamental Investment Objective:

The fund has an investment objective of seeking long-term capital appreciation.

Principal Investment Strategies:

The fund seeks to track the AlphaSector Rotation Index (“ASRX” or “Index”), a public index published by NASDAQ, through investment in exchange traded funds (ETFs). ASRX is an active index that may invest in the nine Select Sector SPDR® ETFs, representing the primary sectors of the S&P 500® Index, plus an ETF representing short-term U.S. Treasuries. Compilation of the Index is based on a proprietary quantitative model that seeks to evaluate “true” trends within each sector by adjusting for market noise and changing levels of volatility in the market. The model allocates to the nine sectors using a binary model, with sectors either included in the portfolio or entirely excluded. The analytical model does not attempt to determine relative weights versus the S&P 500® Index weights or relative to other sector weights; it simply seeks to determine whether or not each sector is positioned to produce positive absolute returns. Sectors that are included in the Index are equally weighted, with a maximum allocation per sector of 25% at time of rebalancing. When three or fewer sectors are represented, the remainder of the Index is allocated to an ETF that represents short-term U.S. Treasuries, up to 100%.

In times of extreme market weakness, both the Index and the fund have the ability to move partially or fully to short-term U.S. Treasuries.

The subadviser provides the adviser with a model portfolio monthly based on the Index. The adviser is responsible for final portfolio allocation decisions and for placing all transactions. The adviser monitors the fund’s allocations to the underlying securities and is responsible for rebalancing assets to maintain the target allocations among the ASRX-based ETFs, while taking into account any other factors the adviser may deem relevant, such as cash flow and/or timing considerations.

The fund may also invest in stocks and high-quality, short-term securities.

Please see “More Information About Risks Related to Principal Investment Strategies” for information about the risks of investing in the fund.

Virtus AlphaSectorSM Rotation Fund	5

More Information About Risks Related to Principal Investment Strategies

The fund may not achieve its objectives, and each is not intended to be a complete investment program.

Generally, the value of a fund’s investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of such fund’s investments decreases, you will lose money.

Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected and investments may fail to perform as the adviser or subadviser expects. As a result, the value of your shares may decrease.

Specific risks of investing in the fund are described in detail below.

Equity Securities Risk

Generally, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, equity securities will respond to events that affect entire financial markets or industries (such as changes in inflation or consumer demand) and to events that affect particular issuers (such as news about the success or failure of a new product). Equity securities also are subject to “stock market risk,” meaning that stock prices in general may decline over short or extended periods of time. When the value of the stocks held by the fund goes down, the value of the fund’s shares will be affected.

•

Large Market Capitalization Companies. The risk that the value of investments in larger companies may not rise as much as smaller companies, or that larger companies may be unable to respond quickly to competitive challenges, such as changes in technology and consumer tastes.

•

Small and Medium Market Capitalization Companies. Small and medium-sized companies often have narrower markets, fewer products or services to offer, and more limited managerial and financial resources than larger, more established companies. As a result, the performance of small and medium-sized companies may be more volatile, and they may face a greater risk of business failure, which could increase the volatility and risk of loss to the fund.

Exchange-Traded Funds (“ETFs”) Risk

ETFs invest in a portfolio of securities designed to track a particular market segment or index. The risks associated with investing in ETFs generally reflect the risks of owning shares of the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities. Assets invested in ETFs incur a layering of expenses, including operating costs and advisory fees that fund shareholders indirectly bear; such expenses may exceed the expenses the fund would incur if it invested directly in the underlying portfolio of securities the ETF is designed to track. Shares of ETFs trade on a securities exchange and may trade at, above, or below their net asset value.

Market Volatility Risk

The risk that the value of the securities in which a fund invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.

Instability in the financial markets has led to volatile financial markets that expose a fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments that it holds. In response to financial markets that experienced extreme volatility, and in some cases a lack of liquidity, the U.S. Government has taken a number of unprecedented actions, including acquiring distressed assets from financial institutions and acquiring ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear. Additional legislation or government regulation may also change the way in which funds themselves are regulated, which could limit or preclude a fund’s ability to achieve its investment objective.

6	Virtus AlphaSectorSM Rotation Fund

Mutual Fund Investing Risk

Through its investments in other mutual funds, the fund is exposed to not only to the risks of the underlying funds’ investments but also to certain additional risks. Assets invested in other mutual funds incur a layering of expenses, including operating costs, advisory fees and administrative fees that you, as a shareholder in the fund, indirectly bear. Such fees and expenses may exceed the fees and expenses the fund would have incurred if it invested in the underlying fund’s assets directly. To the extent that the expense ratio of an underlying fund changes, the weighted average operating expenses borne by the fund may increase or decrease. An underlying fund may change its investment objective or policies without the approval of the fund, and the fund might be forced to withdraw its investment from the underlying fund at a time that is unfavorable to the fund. If the fund invests in closed-end funds, it may incur added expenses such as additional management fees and trading costs.

Short-Term Investments

The fund may invest in short-term investments, which may include money market instruments, repurchase agreements, certificates of deposits and bankers’ acceptances and other short-term instruments that are not U.S. Government securities. These securities generally present less risk than many other investments, but they are generally subject to credit risk and may be subject to other risks as well.

U.S. Government Securities Risk

Obligations issued or guaranteed by the U.S. Government, its agencies, authorities and instrumentalities and backed by the full faith and credit of the United States only guarantee principal and interest will be timely paid to holders of the securities. The entities do not guarantee that the value of fund shares will increase, and in fact the market values of such obligations may fluctuate. In addition, not all U.S. Government securities are backed by the full faith and credit of the United States; some are the obligation solely of the entity through which they are issued. There is no guarantee that the U.S. Government would provide financial support to its agencies and instrumentalities if not required to do so by law.

Management of the Fund

The Adviser

Virtus Investment Advisers, Inc. (“VIA”) is the investment adviser to the fund and is located at 100 Pearl Street, Hartford, CT 06103. VIA acts as the investment adviser for over 40 mutual funds and as adviser to institutional clients. As of September 30, 2009, VIA had approximately $12.5 billion in assets under management. VIA has acted as an investment adviser for over 70 years and is an indirect wholly-owned subsidiary of Virtus Investment Partners, Inc., a publicly traded multi-manager asset management business.

Subject to the direction of the fund’s Board of Trustees, VIA is responsible for managing the fund’s investment programs and for the general operations of the fund, including oversight of the fund’s subadviser. VIA is responsible for providing final allocation and trading decisions following receipt of the subadviser’s monthly investment recommendations. VIA and the subadviser manages the fund’s assets to conform with the investment policies as described in this prospectus.

Management Fees

The fund pays VIA an investment management fee that is accrued daily against the value of the fund’s net assets at the following annual rates:

	First $1 billion	Over $1 billion
Virtus AlphaSector Rotation Fund	0.45%	0.40%

In its last fiscal year, the fund paid fees to the adviser at the following percentage of average net assets:

Virtus AlphaSector Rotation Fund	0.10%*

*	Fees reflect rate paid under previous fee schedule.

Virtus AlphaSectorSM Rotation Fund	7

The Subadviser

F-Squared is located at 16 Laurel Avenue, Wellesley, Massachusetts 02481. F-Squared has been an investment adviser since 2006 and provides investment management and advisory services to institutional and separately managed accounts. As of September 30, 2009, F-Squared had approximately $198 million in assets under management.

VIA pays the subadviser a subadvisory fee which is calculated on the fund’s average daily net assets at the following annual rates:

	First $1 billion	Over $1 billion
Virtus AlphaSector Rotation Fund	0.20%	0.175%

A discussion regarding the basis of the Board of Trustees approving the advisory and subadvisory agreements is available in the fund’s annual report covering the period October 1, 2008 through September 30, 2009.

Portfolio Management

F-Squared

Howard Present. Mr. Present is co-founder, President and CEO of F-Squared. Prior to F-Squared, he was founder and President of Helicon Partners LLC (2004-2006), a boutique management firm specializing in new business development within the financial services industry. Mr. Present has over 20 years of investment management industry experience.

VIA

Amy Robinson. Ms. Robinson is Managing Director of VIA (since 1992) and leads VIA’s equity trading function. In this role, Ms. Robinson is responsible for all trading activities of investment portfolios and mutual funds; she also manages strategic operational initiatives for the firm. Ms. Robinson has 29 years of investment experience and is former president of the Security Traders Association of Connecticut.

Please refer to the Statement of Additional Information for additional information about the fund’s portfolio managers, including the structure of and method of computing compensation, other accounts they manage and their ownership of shares of the fund.

8	Virtus AlphaSectorSM Rotation Fund

Pricing of Fund Shares

How is the Share Price determined?

The fund calculates a share price for each class of its shares. The share price for each class is based on the net assets of the fund and the number of outstanding shares of that class. In general, the fund calculates a share price for each class by:

•	adding the values of all securities and other assets of the fund;

•	subtracting liabilities; and

•	dividing the result by the total number of outstanding shares of that class.

Assets: Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price. Shares of other investment companies are valued at such companies’ net asset values. Debt securities (other than short-term investments) are valued on the basis of broker quotations or valuations provided by a pricing service, which in determining value utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. As required, some securities and assets are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees. Other assets, such as accrued interest, accrued dividends and cash are also included in determining a fund’s net asset value.

Assets: The fund’s assets consist primarily of shares of the underlying affiliated mutual funds, if any, which are valued at their respective net asset values and exchange-traded funds (“ETFs”), which are valued at current market prices. To determine net asset value, the fund and each underlying affiliated mutual fund values its assets at market value. Equity securities held by the underlying affiliated mutual funds, and ETFs held directly by the fund, are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or, if no closing price is available, at the last bid price. Debt securities (other than short-term investments) held by the underlying affiliated mutual funds are valued on the basis of broker quotations or valuations provided by a pricing service, which in determining value utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. As required, some securities and assets held by the underlying affiliated mutual funds are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees. Other assets, such as accrued interest, accrued dividends and cash are also included in determining the fund’s net asset value.

Liabilities: Accrued liabilities for class-specific expenses (if any), distribution fees, service fees and other liabilities are deducted from the assets of each class. Accrued expenses and liabilities that are not class specific (such as management fees) are allocated to each class in proportion to each class’s net assets except where an alternative allocation can be more appropriately made.

Net Asset Value: The liabilities allocated to a class are deducted from the proportionate interest of such class in the assets of the applicable fund. The resulting amount for each class is then divided by the number of shares outstanding of that class to produce each class’s net asset value per share.

The net asset value per share of each class of the fund is determined as of the close of regular trading (normally 4:00 PM eastern time) on days when the New York Stock Exchange (“NYSE”) is open for trading. The fund will not calculate its net asset value per share class on days when the NYSE is closed for trading. If the fund (or underlying fund, as applicable) holds securities that are traded on foreign exchanges that trade on weekends or other holidays when the fund does not price its shares, the net asset value of the fund’s shares may change on days when shareholders will not be able to purchase or redeem the fund’s shares.

How are securities fair valued?

If market quotations are not readily available or available prices are not reliable, the fund (or underlying funds, as applicable) determine a “fair value” for an investment according to policies and procedures approved by the Board of

Virtus AlphaSectorSM Rotation Fund	9

Trustees. The types of assets for which such pricing might be required include (i) securities whose trading has been suspended; (ii) securities where the trading market is unusually thin or trades have been infrequent; (iii) debt securities that have recently gone into default and for which there is no current market quotation; (iv) a security whose market price is not available from an independent pricing source and for which otherwise reliable quotes are not available; (v) securities of an issuer that has entered into a restructuring; (vi) a security whose price as provided by any pricing source does not, in the opinion of the adviser/subadviser, reflect the security’s market value; (vii) foreign securities subject to trading collars for which no or limited trading takes place; and (viii) securities where the market quotations are not readily available as a result of “significant” events. This list is not inclusive of all situations that may require a security to be fair valued, nor is it intended to be conclusive in determining whether a specific event requires fair valuation.

The value of any portfolio security held by the fund for which market quotations are not readily available shall be determined in good faith and in a manner that assesses the security’s “fair value” on the valuation date (i.e., the amount that the fund might reasonably expect to receive for the security upon its current sale), based on a consideration of all available facts and all available information, including, but not limited to, the following: (i) the fundamental analytical data relating to the investment; (ii) an evaluation of the forces which influence the market in which these securities are purchased and sold (e.g., the existence of merger proposals or tender offers that might affect the value of the security); (iii) price quotes from dealers and/or pricing services; (iv) an analysis of the company’s financial statements; (v) trading volumes on markets, exchanges or among dealers; (vi) recent news about the security or issuer; (vii) changes in interest rates; (viii) information obtained from the issuer, analysts, other financial institutions and/or the appropriate stock exchange (for exchange traded securities); (ix) whether two or more dealers with whom the adviser/subadviser regularly effects trades are willing to purchase or sell the security at comparable prices; (x) other news events or relevant matters; and (xi) government (domestic or foreign) actions or pronouncements.

Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the fund calculates its net asset value (generally, the close of regular trading on the NYSE) that may impact the value of securities traded in these foreign markets. In such cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

The value of a security, as determined using the fund’s fair valuation procedures, may not reflect such security’s market value.

At what price are shares purchased?

All investments received by the fund’s authorized agents in good order prior to the close of regular trading on the NYSE (normally 4:00 PM eastern time) will be executed based on that day’s net asset value. Shares credited to your account from the reinvestment of fund distributions will be in full and fractional shares that are purchased at the closing net asset value on the next business day on which the fund’s net asset value is calculated following the dividend record date.

Sales Charges

What are the classes and how do they differ?

Presently, the fund offers three classes of shares. With the exception of Class I Shares, each class of shares has different sales and distribution charges. (See “Fees and Expenses” in each fund’s “Fund Summary,” previously in this prospectus.) For certain classes of shares, the fund has adopted distribution and service plans allowed under Rule 12b-1 of the Investment Company Act of 1940, as amended, that authorize the fund to pay distribution and service fees for the sale of its shares and for services provided to shareholders.

10	Virtus AlphaSectorSM Rotation Fund

What arrangement is best for you?

The different classes of shares permit you to choose the method of purchasing shares that is most beneficial to you. In choosing a class of shares, consider the amount of your investment, the length of time you expect to hold the shares, whether you decide to receive distributions in cash or to reinvest them in additional shares, and any other personal circumstances. Depending upon these considerations, the accumulated distribution and service fees and contingent deferred sales charges of one class of shares may be more or less than the initial sales charge and accumulated distribution and service fees of another class of shares bought at the same time. Because distribution and service fees are paid out of the fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Your financial representative should recommend only those arrangements that are suitable for you based on known information. In certain instances, you may be entitled to a reduction or waiver of sales charges. For instance, you may be entitled to a sales charge discount on Class A Shares if you purchase more than certain breakpoint amounts. You should inform or inquire of your financial representative whether or not you may be entitled to a sales charge discount attributable to your total holdings in the fund or affiliated funds. To determine eligibility for a sales charge discount, you may aggregate all of your accounts (including joint accounts, retirement accounts such as IRAs, non-IRAs, etc.) and those of your spouse and minor children. The financial representative may request you to provide an account statement or other holdings information to determine your eligibility for a breakpoint and to make certain all involved parties have the necessary data. Additional information about the classes of shares offered, sales charges, breakpoints and discounts follows in this section and also may be found in the Statement of Additional Information in the section entitled “How to Buy Shares.” This information is available free of charge, and in a clear and prominent format, at the Individual Investors section of the Virtus Mutual Funds’ Web site at virtus.com. Please be sure that you fully understand these choices before investing. If you or your financial representative require additional assistance, you may also contact Mutual Fund Services by calling toll-free (800) 243-1574.

Class A Shares. If you purchase Class A Shares, you will pay a sales charge at the time of purchase of 5.75% of the offering price (6.10% of the amount invested). The sales charge may be reduced or waived under certain conditions. (See “Initial Sales Charge Alternative—Class A Shares” below.) Generally, Class A Shares are not subject to any charges by the fund when redeemed; however, a 0.50% contingent deferred sales charge (“CDSC”) may be imposed on certain redemptions within 18 months on exchanges from a Virtus non-money market fund into a Virtus money market fund and purchases on which a finder’s fee has been paid. The 18-month period begins on the last day of the month preceding the month in which the purchase was made. Class A Shares have lower distribution and service fees (0.25%) and generally pay higher dividends than Class C Shares.

Class C Shares. If you purchase Class C Shares, you will not pay a sales charge at the time of purchase. If you sell your Class C Shares within the first year after they are purchased, you will pay a deferred sales charge of 1%. (See “Deferred Sales Charge Alternative—Class C Shares” below.) Class C Shares do not convert to any other class of shares of the fund, so the higher distribution and service fees paid by Class C Shares continue for the life of the account.

Class I Shares. Class I shares are offered primarily to clients of financial intermediaries that (i) charge such clients an ongoing fee for advisory, investment, consulting or similar services, or (ii) have entered into an agreement with the distributor to offer Class I shares through a no-load network or platform. Such clients may include pension and profit sharing plans, other employee benefit trusts, endowments, foundations and corporations. Class I shares are also offered to private and institutional clients of, or referred by, the adviser, the subadviser and their affiliates. If you are eligible to purchase and do purchase Class I Shares, you will pay no sales charge at any time. There are no distribution and service fees applicable to Class I Shares. For additional information about purchasing Class I Shares, please contact Mutual Fund Services by calling (800) 243-1574.

Initial Sales Charge Alternative—Class A Shares

The public offering price of Class A Shares is the net asset value plus a sales charge that varies depending on the size of your purchase. (See “Class A Shares—Reduced Initial Sales Charges” in the Statement of Additional Information.) Shares purchased based on the automatic reinvestment of income dividends or capital gain distributions are not subject to any sales charges. The sales charge is divided between your investment dealer and the Distributor.

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Sales Charge you may pay to purchase Class A Shares

	Sales Charge as a percentage of
Amount of Transaction at Offering Price	Offering Price	Net Amount Invested
Under $50,000	5.75%	6.10%
$50,000 but under $ 100,000	4.75	4.99
$100,000 but under $ 250,000	3.75	3.90
$250,000 but under $ 500,000	2.75	2.83
$500,000 but under $ 1,000,000	2.00	2.04
$1,000,000 or more	None	None

Class A Sales Charge Reductions and Waivers

Investors may reduce or eliminate sales charges applicable to purchases of Class A Shares through utilization of Combination Purchase Privilege, Letter of Intent, Right of Accumulation, Purchase by Associations or the Account Reinstatement Privilege. These programs are summarized below and are described in greater detail in the Statement of Additional Information. Investors buying Class A Shares on which a finder’s fee has been paid may incur a 0.50% deferred sales charge if they redeem their shares within 18 months of purchase.

Combination Purchase Privilege. Your purchase of any class of shares of the fund or any other Virtus Mutual Fund (other than any Virtus money market fund), if made at the same time by the same person, will be added together with any existing Virtus Mutual Fund account values to determine whether the combined sum entitles you to an immediate reduction in sales charges. A “person” is defined in this and the following sections as (a) any individual, their spouse and minor children purchasing shares for his or their own account (including an IRA account) including his or their own trust; (b) a trustee or other fiduciary purchasing for a single trust, estate or single fiduciary account (even though more than one beneficiary may exist); (c) multiple employer trusts or certain Section 403(b) plans for the same employer; (d) multiple accounts (up to 200) under a qualified employee benefit plan or administered by a third party administrator; or (e) trust companies, bank trust departments, registered investment advisers, and similar entities placing orders or providing administrative services with respect to accounts over which they exercise discretionary investment authority and which are held in a fiduciary, agency, custodial or similar capacity, provided all shares are held of record in the name, or nominee name, of the entity placing the order.

Letter of Intent. If you sign a Letter of Intent, your purchase of any class of shares of the fund or any other Virtus Mutual Fund (other than any Virtus money market fund), if made by the same person within a 13-month period, will be added together to determine whether you are entitled to an immediate reduction in sales charges. Sales charges are reduced based on the overall amount you indicate that you will buy under the Letter of Intent. The Letter of Intent is a mutually non-binding arrangement between you and the Distributor. Shares worth 5% of the amount of each purchase will be held in escrow (while remaining registered in your name) to secure payment of the higher sales charges applicable to the shares actually purchased in the event the full intended amount is not purchased.

Right of Accumulation. The value of your account(s) in any class of shares of the fund or any other Virtus Mutual Fund (other than any Virtus money market fund) if made over time by the same person, may be added together at the time of each purchase to determine whether the combined sum entitles you to a prospective reduction in sales charges. You must provide certain account information to the Distributor at the time of purchase to exercise this right.

Purchase by Associations. Certain groups or associations may be treated as a “person” and qualify for reduced Class A Share sales charges. The group or association must: (1) have been in existence for at least six months; (2) have a legitimate purpose other than to purchase mutual fund shares at a reduced sales charge; (3) work through an investment dealer; and (4) not be a group whose sole reason for existing is to consist of members who are credit card holders of a particular company, policyholders of an insurance company, customers of a bank or a broker-dealer or clients of an investment adviser.

12	Virtus AlphaSectorSM Rotation Fund

Account Reinstatement Privilege. Subject to the fund’s policies and procedures regarding market timing, for 180 days after you sell your Class A or Class C Shares on which you have previously paid a sales charge, you may purchase Class A Shares of any Virtus Mutual Fund at net asset value, with no sales charge, by reinvesting all or part of your proceeds, but not more.

Sales at Net Asset Value. In addition to the programs summarized above, the funds may sell their Class A Shares at net asset value without an initial sales charge to certain types of accounts or account holders, including, but not limited to: trustees of the Virtus Mutual Funds; directors, officers, employees and sales representatives of the adviser, subadviser (if any) or Distributor or a corporate affiliate of the adviser, subadviser or Distributor; private clients of an adviser or subadviser to any of the Virtus Mutual Funds; registered representatives and employees of dealers with which the Distributor has sales agreements; and certain qualified employee benefit plans, endowment funds or foundations. Please see the Statement of Additional Information for more information about qualifying for purchases of Class A Shares at net asset value.

Deferred Sales Charge Alternative—Class C Shares

Class C Shares are purchased without an initial sales charge; however, shares sold within a specified time period are subject to a declining CDSC at the rates listed below. The sales charge will be multiplied by the then current market value or the initial cost of the shares being redeemed, whichever is less. No sales charge will be imposed on increases in net asset value or on shares purchased through the reinvestment of income dividends or capital gain distributions. To minimize the sales charge, shares not subject to any charge will be redeemed first, followed by shares held the longest time. To calculate the number of shares owned and time period held, all Class C Shares are considered purchased on the trade date.

Deferred Sales Charge you may pay to sell Class C Shares

Year	1	2+
CDSC	1%	0%

Compensation to Dealers

Dealers with whom the Distributor has entered into sales agreements receive a discount or commission on Class A Shares as described below.

Amount of Transaction at Offering Price	Sales Charge as a Percentage of Offering Price	Sales Charge as a Percentage of Amount Invested	Dealer Discount as a Percentage of Offering Price
Under $50,000	5.75%	6.10%	5.00%
$50,000 but under $ 100,000	4.75	4.99	4.25
$100,000 but under $ 250,000	3.75	3.90	3.25
$250,000 but under $ 500,000	2.75	2.83	2.25
$500,000 but under $ 1,000,000	2.00	2.04	1.75
$1,000,000 or more	None	None	None

With respect to Class C Shares, the Distributor intends to pay investment dealers a sales commission of 1% of the sale price of Class C Shares. (This sales commission will not be paid to dealers for sales of Class C Shares purchased by 401(k) participants of the Merrill Lynch Daily K Plan due to a waiver of the CDSC for these plan participants’ purchases.) Your broker, dealer or financial advisor may also charge you additional commissions or fees for their services in selling shares to you provided they notify the Distributor of their intention to do so.

Dealers and other entities that enter into special arrangements with the Distributor may receive compensation for the sale and promotion of shares of the fund and/or for providing other shareholder services. Such fees are in addition to the sales commissions referenced above and may be based upon the amount of sales of fund shares by a dealer; the provision of assistance in marketing of fund shares; access to sales personnel and information dissemination services;

Virtus AlphaSectorSM Rotation Fund	13

provision of recordkeeping and administrative services to qualified employee benefit plans; and other criteria as established by the Distributor. Depending on the nature of the services, these fees may be paid either from the funds through distribution fees, service fees or transfer agent fees or, in some cases, the Distributor may pay certain fees from its own profits and resources.

From its own profits and resources, the Distributor intends to, from time to time, pay special incentive and retention fees to qualified wholesalers, registered financial institutions and third party marketers. Additionally, the Distributor may pay broker-dealers a finder’s fee in an amount equal to 0.50% of eligible Class A Share purchases from $1,000,000 to $3,000,000 and 0.25% on amounts greater than $3,000,000. Purchases by an account in the name of a qualified employee benefit plan are eligible for a finder’s fee only if such plan has at least 100 eligible employees. If all or part of a purchase on which a finder’s fee has been paid, including investments by qualified employee benefit plans, is subsequently redeemed within 18 months, a 0.50% CDSC may apply, except for redemptions of shares purchased on which a finder’s fee would have been paid where such investor’s dealer of record, due to the nature of the investor’s account, notifies the Distributor prior to the time of the investment that the dealer waives the finder’s fee otherwise payable to the dealer, or agrees to receive such finder’s fee ratably over a 18-month period. For purposes of determining the applicability of the CDSC, the 18-month CDSC period begins on the last day of the month preceding the month in which the purchase was made. Any dealer who receives more than 90% of a sales charge may be deemed to be an “underwriter” under the Securities Act of 1933. VP Distributors reserves the right to discontinue or alter such fee payment plans at any time.

From its own resources or pursuant to the distribution and shareholder servicing plans, and subject to the dealers’ prior approval, the Distributor may provide additional compensation to registered representatives of dealers in the form of travel expenses, meals, and lodging associated with training and educational meetings sponsored by the Distributor. The Distributor may also provide gifts amounting in value to less than $100, and occasional meals or entertainment, to registered representatives of dealers. Any such travel expenses, meals, lodging, gifts or entertainment paid will not be preconditioned upon the registered representatives’ or dealers’ achievement of a sales target. The Distributor may, from time to time, reallow the entire portion of the sales charge on Class A Shares which it normally retains to individual selling dealers. However, such additional reallowance generally will be made only when the selling dealer commits to substantial marketing support such as internal wholesaling through dedicated personnel, internal communications and mass mailings.

The Distributor has agreed to pay fees to certain distributors for preferred marketing opportunities. These arrangements may be viewed as creating a conflict of interest between these distributors and investors. Investors should make due inquiry of their selling agents to ensure that they are receiving the requisite point of sale disclosures and suitable recommendations free of any influence by reason of these arrangements.

Your Account

Opening an Account

Your financial advisor can assist you with your initial purchase as well as all phases of your investment program. If you are opening an account by yourself, please follow the instructions outlined below. These procedures do not apply to purchases of Class I Shares. For information about purchasing Class I Shares, please contact Mutual Fund Services by calling (800) 243-1574.

The fund has established the following preferred methods of payment for fund shares:

•	Checks drawn on an account in the name of the investor and made payable to Virtus Mutual Funds;

•	Checks drawn on an account in the name of the investor’s company or employer and made payable to Virtus Mutual Funds; or

•	Wire transfers or Automated Clearing House (ACH) transfers from an account in the name of the investor, or the investor’s company or employer.

14	Virtus AlphaSectorSM Rotation Fund

Payment in other forms may be accepted at the discretion of the fund. Please specify the name(s) of the fund or funds in which you would like to invest on the check or transfer instructions.

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. Accordingly, when you open an account, we will ask for your name, address, date of birth and other information that will allow us to identify you. We may check the information you provide against publicly available databases, information obtained from consumer reporting agencies, other financial institutions or other sources. If, after reasonable effort, we cannot verify your identity, we reserve the right to close the account and redeem the shares at the net asset value next calculated after the decision is made by us to close the account.

Step 1.

Your first choice will be the initial amount you intend to invest.

Minimum initial investments:

•

$25 for individual retirement accounts (IRAs), accounts that use the systematic exchange privilege or accounts that use the Systematic Purchase program. (See below for more information on the Systematic Purchase program.)

•

There is no initial dollar requirement for defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans. There is also no minimum for reinvesting dividends and capital gains into another account.

•	$500 for all other accounts.

Minimum additional investments:

•	$25 for any account.

•

There is no minimum additional investment requirement for defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans. There is also no minimum additional investment requirement for reinvesting dividends and capital gains into an existing account.

The fund reserves the right to refuse a purchase order for any reason.

Step 2.

Your second choice will be what class of shares to buy. Each share class has different sales and distribution charges. Because all future investments in your account will be made in the share class you choose when you open your account, you should make your decision carefully. Your financial advisor can help you pick the share class that makes the most sense for your situation.

Step 3.

Your next choice will be how you want to receive any dividends and capital gain distributions. Your options are:

•	Receive both dividends and capital gain distributions in additional shares;

•	Receive dividends in additional shares and capital gain distributions in cash;

•	Receive dividends in cash and capital gain distributions in additional shares; or

•	Receive both dividends and capital gain distributions in cash.

No interest will be paid on uncashed distribution checks.

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How to Buy Shares

To Open An Account (Class A and Class C Shares only)
Through a financial advisor	Contact your advisor. Some advisors may charge a fee and may set different minimum investments or limitations on buying shares.
Through the mail	Complete a New Account Application and send it with a check payable to the fund. Mail them to: State Street Bank, P.O. Box 8301, Boston, MA 02266-8301.
Through express delivery	Complete a New Account Application and send it with a check payable to the fund. Send them to: Boston Financial Data Services, Attn: Virtus Mutual Funds, 30 Dan Road, Canton, MA 02021-2809.
By Federal Funds wire	Call us at (800) 243-1574 (press 1, then 0).
By Systematic Purchase	Complete the appropriate section on the application and send it with your initial investment payable to the fund. Mail them to: State Street Bank, P.O. Box 8301, Boston, MA 02266-8301.
By telephone exchange	Call us at (800) 243-1574 (press 1, then 0).

The price at which a purchase is effected is based on the net asset value determined after receipt of a purchase order in good order by the fund’s Transfer Agent. A purchase order is generally in “good order” if an acceptable form of payment accompanies the purchase order and the order includes the appropriate application(s) and/or other form(s) and any supporting legal documentation required by the Transfer Agent, each in legible form.

The fund reserves the right to refuse any order that may disrupt the efficient management of the fund.

How to Sell Shares

You have the right to have the fund buy back shares at the net asset value next determined after receipt of a redemption order by the fund’s Transfer Agent or an authorized agent. In the case of a Class C Share redemption, and certain Class A Share redemptions, you will be subject to the applicable contingent deferred sales charge, if any, for such shares. Subject to certain restrictions, shares may be redeemed by telephone or in writing. In addition, shares may be sold through securities dealers, brokers or agents who may charge customary commissions or fees for their services. The fund does not charge any redemption fees. Payment for shares redeemed is generally made within seven days; however, redemption proceeds will not be disbursed until each check used for purchases of shares has been cleared for payment by your bank, which may take up to 15 days after receipt of the check.

To Sell Shares (Class A and Class C Shares only)
Through a financial advisor	Contact your advisor. Some advisors may charge a fee and may set different minimums on redemptions of accounts.
Through the mail	Send a letter of instruction and any share certificates (if you hold certificate shares) to: State Street Bank, P.O. Box 8301, Boston, MA 02266-8301. Be sure to include the registered owner’s name, fund and account number and number of shares or dollar value you wish to sell.
Through express delivery	Send a letter of instruction and any share certificates (if you hold certificate shares) to: Boston Financial Data Services, Attn: Virtus Mutual Funds, 30 Dan Road, Canton, MA 02021-2809. Be sure to include the registered owner’s name, fund and account number and number of shares or dollar value you wish to sell.
By telephone	For sales up to $50,000, requests can be made by calling (800) 243-1574.

16	Virtus AlphaSectorSM Rotation Fund

To Sell Shares (Class A and Class C Shares only)
By telephone exchange	Call us at (800) 243-1574 (press 1, then 0).
By check (fixed income funds only)	If you selected the checkwriting feature, you may write checks for amounts of $500 or more. Checks may not be used to close accounts.

Things You Should Know When Selling Shares

You may realize a taxable gain or loss (for federal income tax purposes) if you redeem shares of the fund. The fund reserves the right to pay large redemptions “in kind” (i.e., in securities owned by the fund) rather than in cash. Large redemptions are those that exceed $250,000 or 1% of the fund’s net assets, whichever is less, over any 90-day period. Additional documentation will be required for redemptions by organizations, fiduciaries, or retirement plans, or if a redemption is requested by anyone but the shareholder(s) of record. Transfers between broker-dealer “street” accounts are governed by the accepting broker-dealer.

Questions regarding this type of transfer should be directed to your financial advisor. Redemption requests will not be honored until all required documents, in proper form, have been received. To avoid delay in redemption or transfer, shareholders having questions about specific requirements should contact the fund’s Transfer Agent at (800) 243-1574.

Redemptions by Mail

è	If you are selling shares held individually, jointly, or as custodian under the Uniform Gifts to Minors Act or Uniform Transfers to Minors Act:

Send a clear letter of instruction if both of these apply:

•	The proceeds do not exceed $50,000.

•	The proceeds are payable to the registered owner at the address on record.

Send a clear letter of instruction with a signature guarantee when any of these apply:

•	You are selling more than $50,000 worth of shares.

•	The name or address on the account has changed within the last 30 days.

•	You want the proceeds to go to a different name or address than on the account.

è	If you are selling shares held in a corporate or fiduciary account, please contact the fund’s Transfer Agent at (800) 243-1574.

If required, the signature guarantee must be a STAMP 2000 Medallion guarantee and be made by an eligible guarantor institution as defined by the fund’s Transfer Agent in accordance with its signature guarantee procedures. Guarantees using previous technology medallions will not be accepted. Currently, the Transfer Agent’s signature guarantee procedures generally permit guarantees by banks, broker-dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations.

Selling Shares by Telephone

The Transfer Agent will use reasonable procedures to confirm that telephone instructions are genuine. Address and bank account information are verified, redemption instructions are taped, and all redemptions are confirmed in writing.

The individual investor bears the risk from instructions given by an unauthorized third-party that the Transfer Agent reasonably believed to be genuine.

Virtus AlphaSectorSM Rotation Fund	17

The Transfer Agent may modify or terminate the telephone redemption privilege at any time with 60 days’ notice to shareholders, except for instances of disruptive trading or market timing; in such cases, the telephone redemption privilege may be suspended immediately, followed by written notice. (See “Disruptive Trading and Market Timing” in this prospectus.)

During times of drastic economic or market changes, telephone redemptions may be difficult to make or temporarily suspended.

Account Policies

Account Reinstatement Privilege

Subject to the fund’s policies and procedures regarding market timing, for 180 days after you sell your Class A Shares or Class C Shares on which you have previously paid a sales charge, you may purchase Class A Shares of any Virtus Mutual Fund at net asset value, with no sales charge, by reinvesting all or part of your proceeds, but not more. Send your written request to State Street Bank, P.O. Box 8301, Boston, MA 02266-8301. You can call us at (800) 243-1574 for more information.

Please remember, a redemption and reinvestment are considered to be a sale and purchase for tax-reporting purposes. Class C shareholders who have had the contingent deferred sales charge waived because they are in the Systematic Withdrawal Program are not eligible for this reinstatement privilege.

Redemption of Small Accounts

Due to the high cost of maintaining small accounts, if your redemption activity causes your account balance to fall below $200, you may receive a notice requesting you to bring the balance up to $200 within 60 days. If you do not, the shares in the account will be sold at net asset value, and a check will be mailed to the address of record.

Distributions of Small Amounts

Distributions in amounts less than $10 will automatically be reinvested in additional shares of the fund.

Uncashed Checks

If any correspondence sent by a fund is returned by the postal or other delivery service as “undeliverable,” your dividends or any other distribution may be automatically reinvested in the fund.

If your distribution check is not cashed within six months, the distribution may be reinvested in the fund at the current net asset value. You will not receive any interest on uncashed distribution or redemption checks. This provision may not apply to certain retirement or qualified accounts.

Exchange Privileges

You should read the prospectus of the Virtus Mutual Fund(s) into which you want to make an exchange before deciding to make an exchange. You can obtain a prospectus from your financial advisor or by calling us at (800) 243-4361, or accessing our Web site at virtus.com.

•

You may exchange shares of one fund for the same class of shares of another Virtus Mutual Fund (e.g., Class A Shares for Class A Shares). Class C Shares are also exchangeable for Class T Shares of those Virtus Mutual Funds offering them. Exchange privileges may not be available for all Virtus Mutual Funds and may be rejected or suspended.

•

On exchanges into Class A of a Virtus money market fund from Class A of a Virtus non-money market fund made within 18 months of a finder’s fee being paid on such Virtus non-money market fund shares, a 0.50% CDSC may be assessed on exchange proceeds. The CDSC may be waived upon return of the finder’s fee by the dealer.

18	Virtus AlphaSectorSM Rotation Fund

•	Exchanges may be made by telephone ((800) 243-1574) or by mail (State Street Bank, P.O. Box 8301, Boston, MA 02266-8301).

•	The amount of the exchange must be equal to or greater than the minimum initial investment required, unless the minimum has been waived (as described in the Statement of Additional Information).

•	The exchange of shares is treated as a sale and a purchase for federal income tax purposes.

Disruptive Trading and Market Timing

The fund is not suitable for market timers and market timers are discouraged from becoming investors. Your ability to make exchanges among Virtus Mutual Funds is subject to modification if we determine, in our sole opinion, that your exercise of the exchange privilege may disadvantage or potentially harm the rights or interests of other shareholders.

Frequent purchases, redemptions and exchanges, programmed exchanges, exchanges into and then out of a fund in a short period of time, and exchanges of large amounts at one time may be indicative of market timing and otherwise disruptive trading (“Disruptive Trading”) which can have risks and harmful effects for other shareholders. These risks and harmful effects include:

•

dilution of the interests of long-term investors, if market timers or others exchange into a fund at prices that are below the true value or exchange out of a fund at prices that are higher than the true value;

•

an adverse effect on portfolio management, as determined by portfolio management in its sole discretion, such as causing the fund to maintain a higher level of cash than would otherwise be the case, or causing the fund to liquidate investments prematurely; and

•	reducing returns to long-term shareholders through increased brokerage and administrative expenses.

Additionally, the nature of the portfolio holdings of the fund and of the ETFs and underlying affiliated mutual funds in which the fund may invest, may expose the fund to investors who engage in the type of market timing trading that seeks to take advantage of possible delays between the change in the value of a mutual fund’s portfolio holdings and the reflection of the change in the net asset value of the fund’s shares, sometimes referred to as “time-zone arbitrage.” Arbitrage market timers seek to exploit possible delays between the change in the value of a mutual fund’s portfolio holdings and the net asset value of the fund’s shares in funds that hold significant investments in foreign securities because certain foreign markets close several hours ahead of the U.S. markets. If an arbitrageur is successful, the value of the fund’s shares may be diluted if redeeming shareholders receive proceeds (and buying shareholders receive shares) based upon net asset values which do not reflect appropriate fair value prices.

In order to attempt to protect our shareholders from the potential harmful effects of Disruptive Trading, the fund’s Board of Trustees has adopted market timing policies and procedures designed to discourage Disruptive Trading. The Board has adopted these policies and procedures as a preventive measure to protect all shareholders from the potential effects of Disruptive Trading, while also abiding by any rights that shareholders may have to make exchanges and provide reasonable and convenient methods of making exchanges that do not have the potential to harm other shareholders.

Excessive trading activity is measured by the number of roundtrip transactions in an account. A roundtrip transaction is one where a shareholder buys and then sells, or sells and then buys, shares of any fund within 30 days. Shareholders of the fund are limited to one roundtrip transaction within any rolling 30-day period. Roundtrip transactions are counted at the shareholder level. In considering a shareholder’s trading activity, the fund may consider, among other factors, the shareholder’s trading history both directly and, if known, through financial intermediaries, in the fund, in other funds within the Virtus Mutual Fund complex, in non-Virtus mutual funds or in accounts under common control or ownership. We do not include exchanges made pursuant to the dollar cost averaging or other similar programs when applying our market timing policies. Systematic withdrawal and/or contribution programs, mandatory retirement distributions, and transactions initiated by a plan sponsor also will not count towards the roundtrip limits. The fund may permit exchanges that it believes, in the exercise of their judgment, are not disruptive. The size of the fund and the size of the requested transaction may be considered when determining whether or not the transaction would be disruptive.

Virtus AlphaSectorSM Rotation Fund	19

Shareholders holding shares for at least 30 days following investment will ordinarily be in compliance with the fund’s policies regarding market timing. The fund may, however, take action if activity is deemed disruptive even if shares are held longer than 30 days, such as a request for a transaction of an unusually large size. The size of the fund and the size of the requested transaction may be considered when determining whether or not the transaction would be disruptive.

Under our market timing policies, we may modify your exchange privileges for some or all of the funds by not accepting an exchange request from you or from any person, asset allocation service, and/or market timing services made on your behalf. We may also limit the amount that may be exchanged into or out of any fund at any one time or could revoke your right to make Internet, telephone or facsimile exchanges. We may reinstate Internet, telephone and facsimile exchange privileges after they are revoked, but we will not reinstate these privileges if we have reason to believe that they might be used thereafter for Disruptive Trading.

The fund currently does not charge exchange or redemption fees, or any other administrative charges on fund exchanges. The fund reserves the right to impose such fees and/or charges in the future.

Orders for the purchase of fund shares are subject to acceptance by the fund. We reserve the right to reject, without prior notice, any exchange request into any fund if the purchase of shares in the corresponding fund is not accepted for any reason.

The fund does not have any arrangements with any person, organization or entity to permit frequent purchases and redemptions of fund shares.

We may, without prior notice, take whatever action we deem appropriate to comply with or take advantage of any state or federal regulatory requirement. The funds reserve the right to reject any purchase or exchange transaction at any time. If we reject a purchase or exchange for any reason, we will notify you of our decision in writing.

The fund cannot guarantee that its policies and procedures regarding market timing will be effective in detecting and deterring all Disruptive Trading.

Retirement Plans

Shares of the fund may be used as investments under the following retirement plans: traditional IRA, rollover IRA, SEP-IRA, SIMPLE IRA, Roth IRA, 401(k) plans, profit-sharing, money purchase plans, and certain 403(b) plans. For more information, call (800) 243-4361.

Investor Services and Other Information

Systematic Purchase is a systematic investment plan that allows you to have a specified amount automatically deducted from your checking or savings account and then deposited into your mutual fund account. Just complete the Systematic Purchase Section on the application and include a voided check.

Systematic Exchange allows you to automatically move money from one Virtus Mutual Fund to another on a monthly, quarterly, semiannual or annual basis. Shares of one Virtus Mutual Fund will be exchanged for shares of the same class of another Virtus Mutual Fund at the interval you select. To sign up, just complete the Systematic Exchange Section on the application. Exchange privileges may not be available for all Virtus Mutual Funds, and may be rejected or suspended.

Telephone Exchange lets you exchange shares of one Virtus Mutual Fund for the same class of shares in another Virtus Mutual Fund, using our customer service telephone service. (See the “Telephone Exchange” section on the application.) Exchange privileges may not be available for all Virtus Mutual Funds, and may be rejected or suspended.

Systematic Withdrawal allows you to periodically redeem a portion of your account on a predetermined monthly, quarterly, semiannual, or annual basis. Sufficient shares from your account will be redeemed at the closing net asset value on the applicable payment date, with proceeds to be mailed to you or sent through ACH to your bank (at your selection). For payments to be mailed, shares will be redeemed on the 15th of the month so that the payment is made

20	Virtus AlphaSectorSM Rotation Fund

about the 20th of the month. For ACH payments, you may select the day of the month for the payments to be made; if no date is specified, the payments will occur on the 15th of the month. The minimum withdrawal is $25, and minimum account balance requirements continue to apply. Shareholders in the program must own Virtus Mutual Fund shares worth at least $5,000.

Disclosure of Fund Holdings. A description of the fund’s policies and procedures with respect to the disclosure of the fund’s portfolio securities is available in the statement of additional information.

Tax Status of Distributions

The fund plans to make distributions from net investment income semiannually and to distribute net realized capital gains, if any, at least annually.

Distributions of short-term capital gains (gains on securities held for a year or less) and net investment income are taxable to shareholders as ordinary income. Under the Jobs and Growth Tax Reconciliation Act of 2003, certain distributions of long-term capital gains and certain dividends are taxable at a lower rate than ordinary income for a limited number of years. This lower rate terminates for tax years after 2010. Long-term capital gains, if any, distributed to shareholders and which are designated by a fund as capital gain distributions, are taxable to shareholders as long-term capital gain distributions regardless of the length of time you have owned your shares. The use of a fund of funds structure may affect the amount, timing and character of distributions to shareholders.

Unless you elect to receive distributions in cash, dividends and capital gain distributions are paid in additional shares. All distributions, cash or additional shares, are subject to federal income tax and may be subject to state, local and other taxes.

Virtus AlphaSectorSM Rotation Fund	21

Financial Highlights

This table presents performance of the Predecessor Fund and for the Successor Fund for its most recent fiscal periods. The information is intended to help you understand the fund’s financial performance for the past five years. Some of the information reflects financial information for a single fund share. The total returns in the tables represent the rate that a investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers, LLP, the fund’s independent registered public accounting firm. Their report, together with the fund’s financial statements, is included in the fund’s most recent Annual Report, which is available upon request.

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Capital Gain Distributions Received from Affiliated Funds		Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions
AlphaSectorSM Rotation Fund
Class A
10/1/08 to 9/30/09	$9.95	0.15	(2)	—		(0.48)	(0.33)	(0.15)	(0.13)	(0.28)
10/1/07 to 9/30/08	12.81	0.18	(2)	0.29	(2)	(2.92)	(2.45)	(0.24)	(0.17)	(0.41)
8/1/07 to 9/30/07	12.91	0.02	(2)	—		0.53	0.55	(0.03)	(0.62)	(0.65)
8/1/06 to 7/31/07	11.89	0.20	(2)	0.60	(2)	0.86	1.66	(0.42)	(0.22)	(0.64)
8/4/05 to 7/31/06	12.07	0.15	(2)	0.12	(2)	0.40	0.67	(0.16)	(0.69)	(0.85)
8/1/04 to 7/31/05	10.89	0.11	(2)	0.07	(2)	1.10	1.28	(0.10)	— (5)	(0.10)
Class C
10/1/08 to 9/30/09	$9.88	0.08	(2)	—		(0.45)	(0.37)	(0.09)	(0.13)	(0.22)
10/1/07 to 9/30/08	12.74	0.09	(2)	0.30	(2)	(2.92)	(2.53)	(0.16)	(0.17)	(0.33)
8/1/07 to 9/30/07	12.85	—	(2)(5)	—		0.54	0.54	(0.03)	(0.62)	(0.65)
8/1/06 to 7/31/07	11.84	0.10	(2)	0.60	(2)	0.86	1.56	(0.33)	(0.22)	(0.55)
8/4/05 to 7/31/06	12.02	0.06	(2)	0.12	(2)	0.40	0.58	(0.07)	(0.69)	(0.76)
8/1/04 to 7/31/05	10.86	0.02	(2)	0.07	(2)	1.10	1.19	(0.03)	— (5)	(0.03)

Footnote Legend

(1)	Sales charges, where applicable, are not reflected in the total return calculation.
(2)	Computed using average shares outstanding.
(3)	Annualized.
(4)	Not annualized.
(5)	Amount is less than $0.005.
(6)	Represents blended net expense ratio.
(7)	The Fund of Funds will also indirectly bear its prorated share of expenses of the underlying funds. Such expenses are not included in the calculation of this ratio.

22	Virtus AlphaSectorSM Rotation Fund

Change in Net Asset Value	Net Asset Value, End of Period	Total Return(1)	Net Assets, End of Period (in thousands)	Ratio of Net Operating Expenses to Average Net Assets(7)		Ratio of Gross Expenses to Average Net Assets (before waivers and reimbursements)(7)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

(0.61)	$9.34	(2.81)%	$37,722	0.64%		0.64%		1.80%		131%
(2.86)	9.95	(19.66)	41,396	0.21	(6)	0.45		1.57		23
(0.10)	12.81	4.23 (4)	58,663	0.26	(3)	0.49	(3)	0.72	(3)	2	(4)
1.02	12.91	14.16	56,857	0.06		0.45		1.54		43
(0.18)	11.89	5.76	51,755	0.20	(6)	0.45		1.25		74
1.18	12.07	11.76	47,934	0.40		0.45		0.93		4

(0.59)	$9.29	(3.41)%	$40,118	1.38%		1.38%		1.03%		131%
(2.86)	9.88	(20.35)	50,007	0.96	(6)	1.20		0.81		23
(0.11)	12.74	4.17 (4)	77,181	1.01	(3)	1.24	(3)	(0.03	)(3)	2	(4)
1.01	12.85	13.29	76,049	0.80		1.20		0.79		43
(0.18)	11.84	4.99	75,168	0.96	(6)	1.19		0.48		74
1.16	12.02	11.01	84,281	1.15		1.20		0.19		4

Virtus AlphaSectorSM Rotation Fund	23

Appendix A

Predecessor Fund

Virtus AlphaSector Rotation Fund

The Virtus AlphaSector Rotation Fund, a series of Virtus Opportunities Trust (“Successor Fund”), is the successor of the Phoenix Wealth Builder PHOLIO, a series of Phoenix PHOLIOs (“Predecessor Fund”), resulting from a reorganization of the Predecessor Fund with and into the Successor Fund on September 24, 2007. At the time of the reorganization, the Predecessor Fund and the Successor Fund had identical investment objectives and strategies. The Successor Fund therefore has adopted the past performance of the Predecessor Fund as its own. The performance tables include the performance of the shares of the Predecessor Fund prior to the Virtus AlphaSector Rotation Fund’s commencement date.

24	Virtus AlphaSectorSM Rotation Fund

Appendix B

Additional Information About The AlphaSectorsm Rotation Index

The AlphaSectorSM Rotation Index (ASRX) is an active public index published by NASDAQ and designed to outperform the S&P 500® Index while also seeking to manage downside risk and lower overall volatility. It is an equal weighted index comprised of a limited number of sector-based exchange traded funds (ETFs) and a short-term Treasury bond ETF as a cash proxy. The ETFs are selected monthly based on the output of a proprietary analytical model that evaluates sector trends while adjusting for changing levels of volatility. The Index is constituted to focus on avoiding losses of its underlying ETFs, and has the ability to move defensively to large “cash” positions in periods of broader market weakness.

The tables below show performance of the AlphaSector Rotation Index as compared with the performance of the S&P 500 Index. The AlphaSector Rotation Index and the S&P 500 Index are not available for direct investment and their performance does not reflect the fees, expenses or taxes associated with the active management of an actual portfolio. Both indexes are calculated on a total return basis with dividends reinvested.

	AlphaSector Rotation Index	S&P 500 Index
Annual Returns (calendar year)
2002	-8.18%	-22.10%
2003	9.38%	28.68%
2004	13.89%	10.88%
2005	5.65%	4.91%
2006	14.40%	15.79%
2007	14.18%	5.49%
2008	-8.54%	-37.00%
2009	25.37%	26.46%

	1 Year	5 Years	Since Inception of AlphaSector Rotation Index (4/1/01)(1)
Average Annual Total Return (for the periods ended 12/31/09)
AlphaSector Rotation Index	25.37%	9.61%	7.11%
S&P 500® Index	26.46%	0.42%	13.46%

(1) The Index inception date is April 1, 2001; it commenced daily calculation and dissemination by NASDAQ OMX with a base value 1,000.00 on October 13, 2008.

Active Index Solutions, LLC is the source and owner of the trademarks, service marks and copyrights related to the AlphaSector Rotation Index, including the AlphaSector name. Use of these marks by certain Virtus Mutual Funds has been licensed by and through F-Squared Investments, Inc.

Virtus AlphaSectorSM Rotation Fund	25

VIRTUS OPPORTUNITIES TRUST

TICKER SYMBOL BY CLASS
FUND	A	B	C	I	T
Virtus AlphaSectorSM Allocation Fund	PSWAX		PSWCX	VAAIX
Virtus AlphaSectorSM Rotation Fund	PWBAX		PWBCX	VARIX
Virtus Alternatives Diversifier Fund	PDPAX		PXPCX	VADIX
Virtus Bond Fund	SAVAX	SAVBX	SAVCX	XAVYX
Virtus CA Tax-Exempt Bond Fund	CTESX			CTXEX
Virtus Foreign Opportunities Fund	JVIAX		JVICX	JVXIX
Virtus Global Infrastructure Fund	PGUAX		PGUCX	PGIUX
Virtus Global Opportunities Fund	NWWOX	WWOBX	WWOCX
Virtus Global Real Estate Securities Fund	VGSAX		VGSCX	VGISX
Virtus Greater Asia ex Japan Opportunities Fund	VGAAX		VGACX	VGAIX
Virtus Greater European Opportunities Fund	VGEAX		VGECX	VGEIX
Virtus High Yield Fund	PHCHX	PHCCX	PGHCX
Virtus International Real Estate Securities Fund	PXRAX		PXRCX	PXRIX
Virtus Market Neutral Fund	EMNAX	EMNBX	EMNCX	VIMNX
Virtus Multi-Sector Fixed Income Fund	NAMFX	NBMFX	NCMFX	VMFIX
Virtus Multi-Sector Short Term Bond Fund	NARAX	PBARX	PSTCX	PIMSX	PMSTX
Virtus Real Estate Securities Fund	PHRAX	PHRBX	PHRCX	PHRIX
Virtus Senior Floating Rate Fund	PSFRX		PRSRX	PSFIX

101 Munson Street

Greenfield, MA 01301

Statement of Additional Information

January 31, 2010

This Statement of Additional Information (“SAI”) is not a prospectus, but expands upon and supplements the information contained in the current Prospectuses for the Virtus Opportunities Trust (the “Trust”), dated January 31, 2010, and should be read in conjunction with them. The SAI incorporates by reference certain information that appears in the Trust’s annual and semiannual reports, which are delivered to all investors. You may obtain a free copy of the Trust’s Prospectuses, annual or semiannual reports by visiting the Virtus Mutual Funds’ Web site at virtus.com, by calling VP Distributors, Inc. (“VP Distributors” or “Distributor”) at (800) 243-4361 or by writing VP Distributors at 100 Pearl Street, Hartford, CT 06103.

Mutual Fund Services: (800) 243-1574

Adviser Consulting Group: (800) 243-4361

Telephone Orders: (800) 367-5877

Web site: virtus.com

8020B (1/10)

THE TRUST

The Trust is an open-end investment management company which was organized under Delaware law in 1995 as a statutory trust. Prior to January 27, 2006, the Trust was named “Phoenix-Seneca Funds.” From January 27, 2006 to October 20, 2008, the Trust was named “Phoenix Opportunities Trust.” Currently the Trust is named Virtus Opportunities Trust. Prior to October 1, 2008, all the funds listed below had “Phoenix” in their names instead of “Virtus,” except for the Virtus AlphaSector Allocation Fund, the Virtus AlphaSector Rotation Fund, the Virtus Global Real Estate Securities Fund, the Virtus Greater Asia ex Japan Opportunities Fund and the Virtus Greater European Opportunities Fund. The Trust consists of 18 separate Funds: Virtus AlphaSector Allocation Fund (formerly Virtus Wealth Guardian Fund) (“AlphaSector Allocation Fund”), Virtus AlphaSector Rotation Fund (formerly Virtus Wealth Builder Fund) (“AlphaSector Rotation Fund”), the Virtus Alternatives Diversifier Fund (“Alternatives Diversifier Fund”), the Virtus Bond Fund (“Bond Fund”), the Virtus CA Tax-Exempt Bond Fund (“CA Tax-Exempt Bond Fund”), the Virtus Foreign Opportunities Fund (“Foreign Opportunities Fund”), the Virtus Global Infrastructure Fund (“Global Infrastructure Fund”), the Virtus Global Opportunities Fund (“Global Opportunities Fund”), the Virtus Global Real Estate Securities Fund (“Global Real Estate Fund”), the Virtus Greater Asia ex Japan Opportunities Fund (“Greater Asia Fund”), the Virtus Greater European Opportunities Fund (“Greater European Fund”), the Virtus High Yield Fund (“High Yield Fund”), the Virtus International Real Estate Securities Fund (“International Real Estate Fund”), the Virtus Market Neutral Fund (“Market Neutral Fund”), the Virtus Multi-Sector Fixed Income Fund (“Multi-Sector Fixed Income Fund”), the Virtus Multi-Sector Short Term Bond Fund (“Multi-Sector Short Term Bond Fund”), the Virtus Real Estate Securities Fund (“Real Estate Fund”), and the Virtus Senior Floating Rate Fund (“Senior Floating Rate Fund”) (each a “Fund” and collectively, the “Funds”). In addition, AlphaSector Allocation Fund and AlphaSector Rotation Fund are referred to herein as the “AlphaSector Funds.” The Trust’s Prospectuses describe the investment objectives of the Funds and the strategies that each Fund will employ in seeking to achieve its investment objective. The respective investment objective(s) for the Multi-Sector Short Term Bond Fund, Real Estate Securities Fund and AlphaSector Rotation Fund is a fundamental policy and may not be changed without the vote of a majority of the outstanding voting securities of that Fund. The respective investment objective(s) for each of the other Funds is a non-fundamental policy of that Fund and may be changed without shareholder approval upon 60 days notice. The following discussion supplements the disclosure in the Prospectuses.

INVESTMENT RESTRICTIONS

The following investment restrictions have been adopted by the Trust with respect to each of the Funds. Except as otherwise stated, these investment restrictions are “fundamental” policies. A “fundamental” policy is defined in the Investment Company Act of 1940, as amended (the “1940 Act”), to mean that the restriction cannot be changed without the vote of a “majority of the outstanding voting securities” of the Fund. A “majority of the outstanding voting securities” is defined in the 1940 Act as the lesser of (a) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or (b) more than 50% of the outstanding voting securities.

With respect to all of the Funds, except as noted, each Fund may not:

(1)    With respect to 75% of its total assets, purchase securities of an issuer (other than the U.S. Government, its agencies, instrumentalities or authorities or repurchase agreements collateralized by U.S. Government securities and other investment companies), if: (a) such purchase would, at the time, cause more than 5% of the Fund’s total assets taken at market value to be invested in the securities of such issuer; or (b) such purchase would, at the time, result in more than 10% of the outstanding voting securities of such issuer being held by the Fund. This restriction does not apply to the Global Real Estate Fund, International Real Estate Fund and Real Estate Fund.

(2)    Purchase securities if, after giving effect to the purchase, more than 25% of its total assets would be invested in the securities of one or more issuers conducting their principal business activities in the same industry (excluding the U.S. Government or its agencies or instrumentalities), except: (a) the Global Infrastructure Fund will concentrate its assets in the public infrastructure industry which includes, but is not limited to, companies engaged in the production, transmission or distribution of electric energy or gas, or in telephone services; and (b) the Global Real Estate Fund, International Real Estate Fund and Real Estate Fund will each concentrate its assets in the real estate industry. Additionally, this prohibition shall not apply to the purchase of investment company shares by either of the AlphaSector Funds or the Alternatives Diversifier Fund. For purposes of determining the amount of each Fund’s total assets invested in the securities of one or more issuers conducting their principal business activities in the same industry, each Fund will look through to the securities held by the underlying exchange traded funds (“ETFs”) and any affiliated mutual funds in which the Fund invests.

(3)    Borrow money, except (i) in amounts not to exceed one-third of the value of the Fund’s total assets (including the amount borrowed) from banks, and (ii) up to an additional 5% of its total assets from banks or other lenders for temporary purposes. For purposes of this restriction, (a) investment techniques such as margin purchases, short sales, forward commitments, and roll transactions, (b) investments in instruments such as futures contracts, swaps, and options and (c) short-term credits extended in connection with trade clearance and settlement, shall not constitute borrowing.

(4)    Issue “senior securities” in contravention of the 1940 Act. Activities permitted by Securities and Exchange Commission (“SEC”) exemptive orders or staff interpretations shall not be deemed to be prohibited by this restriction.

(5)    Underwrite the securities issued by other persons, except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter under applicable law.

(6)    Purchase or sell real estate, except that the Fund may (i) acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interests therein, (iii) invest in mortgage-related securities and other securities that are secured by real estate or interests therein, (iv) hold and sell real estate acquired by the Fund as a result of the ownership of securities.

(7)    Purchase or sell commodities or commodity contracts, except the Fund may purchase and sell derivatives (including, but not limited to, options, futures contracts and options on futures contracts) whose value is tied to the value of a financial index or a financial instrument or other asset (including, but not limited to, securities indexes, interest rates, securities, currencies and physical commodities).

(8)(a)    Make loans, except that the Fund may (i) lend portfolio securities, (ii) enter into repurchase agreements, (iii) purchase all or a portion of an issue of debt securities, bank loan participation interests, bank certificates of deposit, bankers’ acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities and (iv) participate in an interfund lending program with other registered investment companies. (Applicable to: AlphaSector Rotation Fund, Foreign Opportunities Fund, Market Neutral Fund, Multi-Sector Short Term Bond Fund, Real Estate Fund).

(8)(b)    Lend securities or make any other loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that the Fund may purchase debt securities, may enter into repurchase agreements, may lend portfolio securities and may acquire loans, loan participations and assignments (both funded and unfunded) and other forms of debt instruments. (Applicable to: AlphaSector Allocation Fund, Alternatives Diversifier Fund, Bond Fund, CA Tax-Exempt Bond Fund, Global Infrastructure Fund, Global Opportunities Fund, Global Real Estate Fund, Greater Asia Fund, Greater European Fund, High Yield Fund, International Real Estate Fund, Multi-Sector Fixed Income Fund, Senior Floating Rate Fund).

Except with respect to investment restriction (3) above, if any percentage restriction described above for the Funds is adhered to at the time of investment, a subsequent increase or decrease in the percentage resulting from a change in the value of the Funds’ assets will not constitute a violation of the restriction. With respect to investment restriction (3), in the event that asset coverage for all borrowings shall at any time fall below 300 per centum, the Fund shall, within three days thereafter (not including Sundays and holidays) or such longer period as the SEC may prescribe by rules and regulations, reduce the amount of its borrowings to an extent that the asset coverage of such borrowings shall be at least 300 per centum.

Section 12 of the 1940 Act limits the percentage of shares of other mutual funds that a fund may purchase. Each of the Funds is exempt from this limitation so long as, among other things, the Fund and the underlying mutual fund are affiliates, and the underlying mutual fund is itself not a fund of funds.

Non-Fundamental Investment Restrictions

The Trustees have adopted the following additional investment restrictions for the Foreign Opportunities Fund. These restrictions are operating policies of the Fund and may be changed by the Trustees without shareholder approval.

(a)    The Fund may sell securities short if it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short without the payment of any additional consideration therefore (“short sales against the box”). In addition, the Fund may engage in “naked” short sales, which involve selling a security that a Fund borrows and does not own. The total market value of all of a Fund’s naked short sale positions will not exceed 8% of its assets. Transactions in futures, options, swaps and forward contracts are not deemed to constitute selling securities short.

(b)    The Fund does not currently intend to purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments and other deposits in connection with transactions in futures, options, swaps and forward contracts shall not be deemed to constitute purchasing securities on margin.

(c)    The Fund may not mortgage or pledge any securities owned or held by it in amounts that exceed, in the aggregate, 15% of the Fund’s net asset value, provided that this limitation does not apply to reverse repurchase agreements, deposits of assets to margin, options, swaps or forward contracts, or the segregation of assets in connection with such contracts.

(d)    The Fund does not currently intend to purchase any security or enter into a repurchase agreement if, as a result, more than 15% of its net assets would be invested in repurchase agreements not entitling the holder to payment of principal and interest within seven days and in securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market. The Trustees, or the Fund’s investment adviser or subadviser acting pursuant to authority delegated by the Trustees, may determine that a readily available market exists for securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 (“Rule 144A Securities”), or any successor to such rule, Section 4(2) commercial paper and municipal lease obligations. Accordingly, such securities may not be subject to the foregoing limitation. The factors that may be considered when determining liquidity are described under “Illiquid Securities” in the “Investment Techniques and Risks” section below.

(e)    The Fund may not invest in companies for the purpose of exercising control of management.

INVESTMENT TECHNIQUES AND RISKS
The following pages contain more detailed information about types of instruments in which a Fund may invest, strategies the Adviser and/or Subadvisers may employ in pursuit of a Fund’s investment objective, and a summary of related risks. The Funds may not buy all of these instruments or use all of these techniques.

NOTE WITH RESPECT TO THE ALPHASECTOR FUNDS AND ALTERNATIVES DIVERSIFIER FUND: The following descriptions pertain to the underlying affiliated mutual funds in which the AlphaSector Funds and Alternatives Diversifier Fund invest. Generally, the AlphaSector Funds and Alternatives Diversifier Fund do not use these techniques directly. Each of the AlphaSector Funds and Alternatives Diversifier Fund pursues its investment objective(s) by investing its assets in a mix of underlying affiliated mutual funds and/or ETFs that employ diverse investment techniques. Each underlying affiliated mutual fund will engage in certain investment techniques and practices to the extent permitted and consistent with the underlying affiliated mutual fund’s investment objective. With respect to the AlphaSector Funds and Alternatives Diversifier Fund, the following is a description of key investment techniques, and their associated risks, of the underlying affiliated mutual funds in which the AlphaSector Funds and Alternatives Diversifier Fund currently invest. Please refer to the prospectus and statement of additional information for each ETF and underlying affiliated mutual fund for specific details.

Throughout this section, the term adviser may be used to refer to a subadviser, if any.

Borrowing, Reverse Repurchase Agreements and Mortgage Dollar Rolls

The Fund may borrow money and invest the loan proceeds in other assets. This borrowing may be unsecured. The 1940 Act requires the Funds to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, the Fund may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time. Borrowing may exaggerate the effect on net asset value of any increase or decrease in the market value of the portfolio. Money borrowed will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased. The Fund also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

Among the forms of investments in which the Fund may engage, and which may be deemed to constitute borrowings, is the entry into reverse repurchase agreements. A reverse repurchase agreement involves the sale of a portfolio-eligible security by a Fund, coupled with its agreement to repurchase the instrument at a specified time and price. The Fund will maintain a pledged account with its Custodian consisting of any asset, including equity securities and non-investment grade debt so long as the asset is liquid, unencumbered and marked to market daily, equal to its obligations under reverse repurchase agreements with broker-dealers and banks. However, reverse repurchase agreements involve the risk that the market value of securities retained by the Fund may decline below the repurchase price of the securities sold by the Fund which it is obligated to repurchase.

The Fund also may enter into “mortgage dollar rolls,” which are similar to reverse repurchase agreements in certain respects. In a “dollar roll” transaction, the Fund sells a mortgage-related security (such as a Government National Mortgage Association (“GNMA”) security) to a dealer and simultaneously agrees to purchase a similar security (but not the same security) in the future at a pre-determined price. A “dollar roll” can be viewed, like a reverse repurchase agreement, as a collateralized borrowing in which the Fund pledges a mortgage-related security to a dealer to obtain cash. Unlike in the case of reverse repurchase agreements, the dealer with which the Fund enters into a dollar roll transaction is not obligated to return the same securities as those originally sold by the Fund, but only securities which are “substantially identical.” To be considered “substantially identical,” the securities returned to the Fund generally must: (1) be collateralized by the same types of underlying mortgages; (2) be issued by the same agency and be part of the same program; (3) have a similar original stated maturity; (4) have identical net coupon rates; (5) have similar market yields (and therefore price); and (6) satisfy “good delivery” requirements, meaning that the aggregate principal amount of the securities received back must be within 2.5% of the initial amount delivered.

The Fund’s obligation under a dollar roll agreement must be covered by cash or high quality debt securities equal in value to the securities subject to repurchase by the Fund, maintained in a pledged account. Dollar roll transactions are treated as borrowings by the Fund, and therefore the Fund’s entry into dollar roll transactions is subject to the Fund’s overall limitations on borrowing. Furthermore, because dollar roll transactions may be for terms ranging between one and six months, dollar roll transactions may be deemed “illiquid” and subject to the Fund’s overall limitations on investment in illiquid securities.

Debt Securities

The value of a Fund’s investments in debt securities will change as interest rates fluctuate. When interest rates decline, the values of such securities generally can be expected to increase and when interest rates rise, the values of such securities can generally be expected to decrease. The lower-rated and comparable unrated debt securities described above are subject to greater risks of loss of income and principal than are higher-rated fixed income securities. The market value of lower- rated securities generally tends to reflect the market’s perception of the creditworthiness of the issuer and short-term market developments to a greater extent than is the case with more highly rated securities, which reflect primarily functions in general levels of interest rates.

Corporate Debt Securities. A Fund’s investments in debt securities of domestic or foreign corporate issuers are limited to bonds, debentures, notes and other similar corporate debt instruments, including convertible securities that meet the Fund’s minimum ratings criteria or if unrated are, in the adviser’s opinion, comparable in quality to corporate debt securities that meet those criteria. The rate of return or return of principal on some debt obligations may be linked or indexed to the level of exchange rates between the U.S. dollar and a foreign currency or currencies or to the value of commodities, such as gold.

Convertible Securities. A convertible security is a bond, debenture, note, or other security that entitles the holder to acquire common stock or other equity securities of the same or a different issuer. It generally entitles the holder to receive interest paid or accrued until the security matures or is redeemed, converted, or exchanged. Before conversion, convertible securities have characteristics similar to nonconvertible debt securities. Convertible securities rank senior to common stock in a corporation’s capital structure and, therefore, generally entail less risk than the corporation’s common stock, although the extent to which this is true depends in large measure on the degree to which the convertible security sells above its value as a fixed-income security.

A convertible security may be subject to redemption or conversion at the option of the issuer at a predetermined price. If a convertible security held by a Fund is called for redemption, the Fund could be required to permit the issuer to redeem the security and convert it to the underlying common stock. The Fund generally would invest in convertible securities for their favorable price characteristics and total return potential and would normally not exercise an option to convert. The Fund might be more willing to convert such securities to common stock.

Convertible Low-Rated Securities (Junk Bonds). The Fund may also invest in convertible securities (debt securities or preferred stocks of corporations which are convertible into or exchangeable for common stocks). A Fund’s adviser or subadviser, as the case may be, will select only those convertible securities for which it believes (a) the underlying common stock is a suitable investment for the Fund and (b) a greater potential for total return exists by purchasing the convertible security because of its higher yield and/or favorable market valuation. Each of the Funds may invest in convertible debt securities rated less than investment grade. Debt securities rated less than investment grade are commonly referred to as “junk bonds.” See High Yield-High Risk (Junk Bonds) Securities.

Inverse Floaters. Inverse floaters are debt instruments whose interest bears an inverse relationship to the interest rate on another security. No Fund will invest more than 5% of its assets in inverse floaters. Similar to variable and floating rate obligations, effective use of inverse floaters requires skills different from those needed to select most portfolio securities. If movements in interest rates are incorrectly anticipated, a Fund could lose money or its NAV could decline by the use of inverse floaters.

Payable in Kind (“PIK”) Bonds. PIK bonds are obligations which provide that the issuer thereof may, at its option, pay interest on such bonds in cash or in the form of additional debt securities. Such securities benefit the issuer by mitigating its need for cash to meet debt service, but also require a higher rate of return to attract investors who are willing to defer receipt of such cash. The Fund will accrue income on such investments for tax and accounting purposes, which is distributable to shareholders from available cash or liquidated assets as described above during the time interest payments are not made.

Standby Commitments. These instruments, which are similar to a put, give a Fund the option to obligate a broker-dealer or bank to repurchase a security held by that Fund at a specified price.

Step Coupon Bonds. Step coupon bonds are bonds that frequently do not entitle the holder to any periodic payments of interest for some initial period after the issuance of the obligation; thereafter, step coupon bonds pay interest for fixed periods of time at particular interest rates. The Fund will accrue income on such investments for tax and accounting purposes, which is distributable to shareholders from available cash or liquidated assets as described above during the time interest payments are not made.

Strip Bonds. Strip bonds are debt securities that are stripped of their interest (usually by a financial intermediary) after the securities are issued. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities of comparable maturity.

Tender Option Bonds. Tender option bonds are relatively long-term bonds that are coupled with the option to tender the securities to a bank, broker-dealer or other financial institution at periodic intervals and receive the face value of the bond. This investment structure is commonly used as a means of enhancing a security’s liquidity.

Variable and Floating Rate Obligations. These types of securities have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. Variable and floating rate securities pay interest at rates that are adjusted periodically according to a specific formula, usually with reference to some interest rate index or market interest rate (the “underlying index”). The floating rate tends to decrease the security’s price sensitivity to changes in interest rates. These types of securities are relatively long-term instruments that often carry demand features permitting the holder to demand payment of principal at any time or at specified intervals prior to maturity. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less than for fixed-rate obligations.

In order to most effectively use these investments, a portfolio manager must correctly assess probable movements in interest rates. This involves different skills than those used to select most portfolio securities. If the subadviser incorrectly forecasts such movements, a Fund could be adversely affected by the use of variable or floating rate obligations.

Variable Rate Demand Securities are Variable Rate Securities which have demand features entitling the purchaser to resell the securities to the issuer at an amount approximately equal to amortized cost or the principal amount thereof plus accrued interest, which may be more or less than the price that the Fund paid for them. The interest rate on Variable Rate Demand Securities also varies either according to some objective standard, such as an index of short-term, tax-exempt rates, or according to rates set by or on behalf of the issuer.

Yankee Bonds. Yankee bonds are dollar-denominated obligations issued in the U.S. capital markets by foreign banks. Yankee bonds are subject to the same risks that pertain to domestic issues, notably credit risk, market risk and liquidity risk. Additionally, to a limited extent, Yankee bonds are subject to certain sovereign risks an other risks associated with foreign investments. One such risk is the possibility that a sovereign country might prevent capital, in the form of dollars, from flowing across their borders. Other risks include: adverse political and economic developments; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes, and the expropriation or nationalization of foreign issues.

Zero Coupon Bonds. A zero coupon bond is a debt obligation that does not make any interest payments for a specified period of time prior to maturity or until maturity. The nonpayment of interest on a current basis may result from the bond’s having no stated interest rate, in which case the bond pays only principal at maturity and is initially issued at a discount from face value. Alternatively, a zero coupon obligation may provide for a stated rate of interest, but provide that such interest is not payable until maturity, in which case the bond may initially be issued at par. Even though zero coupon bonds may not pay current interest in cash, the Fund is required to accrue interest income on such investments and to distribute such amounts to shareholders. Thus, the Fund would not be able to purchase income-producing securities to the extent cash is used to pay such distributions, and, therefore, the Fund’s current income could be less than it otherwise would have been. Instead of using cash, the Fund might liquidate investments in order to satisfy these distribution requirements. The value of zero coupon bonds fluctuates more in response to interest rate changes, if they are of the same maturity, than does the value of debt obligations that make current interest payments.

The value to the investor of these types of bonds is represented by the economic accretion either of the difference between the purchase price and the nominal principal amount (if no interest is stated to accrue) or of accrued, unpaid interest during the bond’s life or payment deferral period.

Depositary Receipts

The Fund may invest in sponsored and unsponsored American Depositary Receipts (“ADRs”), which are receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. ADRs, in registered form, are designed for use in U.S. securities markets. Unsponsored ADRs may be created without the participation of the foreign issuer. Holders of these ADRs generally bear all the costs in a sponsored ADR. The bank or trust company depositary of an unsponsored ADR may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights. The Fund may also invest in European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”) and in other similar instruments representing securities of foreign companies. EDRs and GDRs are securities that are typically issued by foreign banks or foreign trust companies, although U.S. banks or U. S. trust companies may issue them. EDRs and GDRs are structured similarly to the arrangements of ADRs. EDRs, in bearer form, are designed for use in European securities markets.

Depositary receipts are generally subject to the same sort of risks as direct investments in a foreign country, such as currency risk, political and economic risk, and market risk, because their values depend on the performance of a foreign security denominated in its home currency. The risks of foreign investing are addressed under the heading “Foreign Securities.”

Derivative Investments

In order to seek to hedge various portfolio positions, including to hedge against price movements in markets in which a Fund anticipates increasing its exposure, the Fund may invest in certain instruments which may be characterized as derivative investments. A Fund may also utilize these instruments as part of its overall investment technique to gain or lessen exposure to various securities, markets or currencies. These investments include various types of interest rate transactions, options and futures, as describe below. Such investments also may consist of indexed securities, including inverse securities. The Fund may have express limitations on the percentage of its assets that may be committed to these investments. Some of these investments have no express quantitative limitations, and may in some cases require limitations as to the type of permissible counter-party to the transaction. Interest rate transactions involve the risk of an imperfect correlation between the index used in the hedging transactions and that pertaining to the securities which are the subject of such transactions. Similarly, utilization of options and futures transactions involves the risk of imperfect correlation in movements in the price of options and futures and movements in the price of the securities or interest rates which are the subject of the hedge. Investments in indexed securities, including inverse securities, subject a Fund to the risks associated with changes in the particular indices, which may include reduced or eliminated interest payments and losses of invested principal.

Credit Linked Notes.  Credit linked notes are a derivative transaction used to transfer credit risk. The performance of the notes is linked to the performance of the underlying reference obligation or reference portfolio (“reference entities”). The notes are usually issued by a special purpose vehicle (“SPV”) that sells credit protection through a credit default swap (“CDS”) transaction in return for a premium and an obligation to pay the transaction sponsor should a reference entity experience a credit event, such as bankruptcy. The SPV invests the proceeds from the notes to cover its contingent obligation. Revenue from the investments and the money received as premium are used to pay interest to note holders. The main risk of credit linked notes is the risk of default to the reference obligation of the CDS. Should a default occur, the SPV would have to pay the transaction sponsor, subordinating payments to the note holders. Credit linked notes also may not be liquid and may be subject to currency and interest rate risks as well.

Foreign Currency Transactions.  Forward Foreign Currency Exchange Contracts. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days (“term”) from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders (usually large commercial banks) and their customers.

A Fund will specifically designate on its accounting records any asset, including equity securities and non-investment-grade debt so long as the asset is liquid, unencumbered and marked to market daily in an amount not less than the value of a Fund’s total assets committed to forward foreign currency exchange contracts entered into for the purchase of a foreign currency. If the value of the securities specifically designated declines, additional cash or securities will be added so that the specifically designated amount is not less than the amount of the Fund’s commitments with respect to such contracts.

Foreign Currency Options. A foreign currency option provides the option buyer with the right to buy or sell a stated amount of foreign currency at the exercise price at a specified date or during the option period. A call option gives its owner the right, but not the obligation, to buy the currency, while a put option gives its owner the right, but not the obligation, to sell the currency. The option seller (writer) is obligated to fulfill the terms of the option sold if it is exercised. However, either seller or buyer may close its position during the option period for such options any time prior to expiration.

A call rises in value if the underlying currency appreciates. Conversely, a put rises in value if the underlying currency depreciates. While purchasing a foreign currency option can protect a Fund against an adverse movement in the value of a foreign currency, it does not limit the gain which might result from a favorable movement in the value of such currency. For example, if a Fund were holding securities denominated in an appreciating foreign currency and had purchased a foreign currency put to hedge against a decline in the value of the currency, it would not have to exercise its put. Similarly, if a Fund had entered into a contract to purchase a security denominated in a foreign currency and had purchased a foreign currency call to hedge against a rise in the value of the currency but instead the currency had depreciated in value between the date of purchase and the settlement date, the Fund would not have to exercise its call but could acquire in the spot market the amount of foreign currency needed for settlement.

Foreign Currency Futures Transactions. The Fund may use foreign currency futures contracts and options on such futures contracts. Through the purchase or sale of such contracts, a Fund may be able to achieve many of the same objectives attainable through the use of foreign currency forward contracts, but more effectively and possibly at a lower cost.

Unlike forward foreign currency exchange contracts, foreign currency futures contracts and options on foreign currency futures contracts are standardized as to amount and delivery period and are traded on boards of trade and commodities exchanges. It is anticipated that such contracts may provide greater liquidity and lower cost than forward foreign currency exchange contracts.

Regulatory Restrictions. To the extent required to comply with SEC Release No. IC-10666, when purchasing a futures contract or writing a put option, the Fund will specifically designate on its accounting records any asset, including equity securities and non-investment-grade debt so long as the asset is liquid, unencumbered and marked to market daily equal to the value of such contracts.

Futures contracts are designed by boards of trade which are designated “contracts markets” by the Commodities Futures Trading Commission (“CFTC”). Futures contracts trade on contracts markets in a manner that is similar to the way a stock trades on a stock exchange and the boards of trade, through their clearing corporations, guarantee performance of the contracts. As a series of a registered investment company, the Fund is eligible for exclusion from the CFTC’s definition of “commodity pool operator,” meaning that the Fund may invest in futures contracts under specified conditions without registering with the CFTC.

Foreign currency warrants. Foreign currency warrants such as currency exchange warrants (“CEWs”) are warrants that entitle the holder to receive from the issuer an amount of cash (generally, for warrants issued in the United States, in U.S. dollars) that is calculated pursuant to a predetermined formula and based on the exchange rate between a specified foreign currency and the U.S. dollar as of the exercise date of the warrant. Foreign currency warrants generally are exercisable upon their issuance and expire as of a specified date and time. Foreign currency warrants have been issued in connection with U.S. dollar-denominated debt offerings by major corporate issuers in an attempt to reduce the foreign currency exchange risk that, from the point of view of prospective purchases of the securities, is inherent in the international fixed-income marketplace. Foreign currency warrants may be used to reduce the foreign exchange risk assumed by purchasers of a security by, for example, providing for a supplemental payment in the event the U.S. dollar depreciates against the value of a major foreign currency such as the Japanese Yen or Euro. The formula used to determine the amount payable upon exercise of a foreign currency warrant may make the warrant worthless unless the applicable foreign currency exchange rate moves in a particular direction (e.g., unless the U.S. dollar appreciates or depreciates against the particular foreign currency to which the warrant is linked or indexed). Foreign currency warrants are severable from the debt obligations with which they may be offered, and may be listed on exchanges. Foreign currency warrants may be exercisable only in certain minimum amounts, and an investor wishing to exercise warrants who possesses less than the minimum number required for exercise may be required either to sell the warrants or to purchase additional warrants, thereby incurring additional transaction costs. Upon exercise of warrants, there may be a delay between the time the holder gives instructions to exercise and the time the exchange rate relating to exercise is determined, thereby affecting both the market and cash settlement values of the warrants being exercised. The expiration date of the warrants may be accelerated if the warrants should be delisted from an exchange or if their trading should be suspended permanently, which would result in the loss of any remaining “time value” of the warrants (i.e., the difference between the current market value and the exercise value of the warrants), and, if the warrants were “out-of-the-money,” in a total loss of the purchase price of the warrants. Warrants are generally unsecured obligations of their issuers and are not standardized foreign currency options issued by the Options Clearing Corporation (“OCC”). Unlike foreign currency options issued by OCC, the terms of foreign exchange warrants generally will not be amended in the event of governmental or regulatory actions affecting exchange rates or in the event of the imposition of other regulatory controls affecting the international currency markets. The initial public offering price of foreign currency warrants is generally considerably in excess of the price that a commercial user of foreign currencies might pay in the interbank market for a comparable option involving significantly larger amounts of foreign currencies. Foreign currency warrants are subject to significant foreign exchange risk, including risks arising from complex political or economic factors.

Principal exchange rate linked securities. Principal exchange rate linked securities (or “PERLS”) are debt obligations the principal on which is payable at maturity in an amount that may vary based on the exchange rate between the U.S. dollar and a particular foreign currency at or about that time. The return on “standard” principal exchange rate linked securities is enhanced if the foreign currency to which the security is linked appreciates against the U.S. dollar, and is adversely affected by increases in the foreign exchange value of the U.S. dollar, “reverse” PERLS are like the “standard” securities, except that their return is enhanced by increases in the value of the U.S. dollar and adversely impacted by increases in the value of foreign currency. Interest payments on the securities are generally made in U.S. dollars at rates that reflect the degree of foreign currency risk assumed or given up by the purchaser of the notes (i.e., at relatively higher interest rates if the purchaser has assumed some of the foreign exchange risk, or relatively lower interest rates if the issuer has assumed some of the foreign exchange risk, based on the expectations of the current market). PERLS may in limited cases be subject to acceleration of maturity (generally, not without the consent of the holders of the securities), which may have an adverse impact on the value of the principal payment to be made at maturity.

Performance indexed paper. Performance indexed paper (or “PIP”) is U.S. dollar-denominated commercial paper the yield of which is linked to certain foreign exchange rate movements. The yield to the investor on performance indexed paper is established at maturity as a function of spot exchange rates between the U.S. dollar and a designated currency as of or about the time (generally, the index maturity two days prior to maturity). The yield to the investor will be within a range stipulated at the time of purchase of the obligation, generally with a guaranteed minimum rate of return that is below, and a potential maximum rate of return that is above, market yields on U.S. dollar-denominated commercial paper, with both the minimum and maximum rates of return on the investment corresponding to the minimum and maximum values of the spot exchange rate two business days prior to maturity.

Foreign Exchange-Traded Options, Futures and Forward Currency Exchange Contracts—Additional Risks. Options on securities, futures contracts, options on futures contracts, currencies and options on currencies may be traded on foreign exchanges. Such transactions may not be regulated as effectively as similar transactions in the United States; may not involve a clearing mechanism and related guarantees; and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. The value of such positions also could be adversely affected by (i) other complex foreign political, legal and economic factors, (ii) lesser availability than in the United States of data on which to make trading decisions, (iii) delays in the Fund’s ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (v) lesser trading volume.

Futures Contracts and Options on Futures Contracts.  The Fund may use interest rate, foreign currency or index futures contracts. An interest rate, foreign currency (see “Foreign Currency Transactions” above) or index futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument, foreign currency or the cash value of an index at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Although the value of an index might be a function of the value of certain specified securities, no physical delivery of these securities is made. A public market exists in futures contracts covering several indexes as well as a number of financial instruments and foreign currencies, including: the S&P 500; the S&P 100; the New York Stock Exchange (“NYSE”) composite; U.S. Treasury bonds; U.S. Treasury notes; GNMA Certificates; three month U.S. Treasury bills; 90-day commercial paper; bank certificates of deposit; Eurodollar certificates of deposit; the Australian dollar; the Canadian dollar; the British pound; the German mark; the Japanese yen; the French franc; the Swiss franc; the Mexican peso; and certain multinational currencies, such as the European Currency Unit (“ECU”). It is expected that other futures contracts will be developed and traded in the future. Interest rate futures contracts currently are traded in the United States primarily on the floors of the Chicago Board of Trade (“CBT”) and the International Monetary Market of the Chicago Mercantile Exchange (“CME”). Interest rate futures also are traded on foreign exchanges such as the London International Financial Futures Exchange (“LIFFE”) and the Singapore International Monetary Exchange (“SIMEX”).

The Fund may purchase and write call and put options on futures. Futures options possess many of the same characteristics as options on securities and indexes (discussed above). A futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price at any time during the period of option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true.

The Fund will limit its use of futures contracts and futures options to hedging transactions and in an attempt to increase total return, in accordance with federal regulations. The adviser believes it is possible to reduce the effect of interest or exchange rate fluctuations on the value of the Fund’s portfolio, or sectors thereof, through the use of such strategies. For example, the Fund might use futures contracts to hedge against anticipated changes in interest rates that might adversely affect either the value of the Fund’s securities or the price of the securities which the Fund intends to purchase. The Fund’s hedging activities may include sales of futures contracts as an offset against the effect of expected increases in interest rates, and purchases of futures contracts as an offset against the effect of expected declines in interest rates. Although other techniques could be used to reduce the Fund’s exposure to interest rate fluctuations, the Fund may be able to hedge its exposure more effectively and perhaps at a lower cost by using futures contracts and futures options. The costs of and possible losses incurred from futures contracts and options thereon may reduce the Fund’s current income and involve a loss of principal. Any incremental return earned by the Fund resulting from these transactions would be expected to offset anticipated losses or a portion thereof.

The Fund will only enter into futures contracts and futures options which are standardized and traded on a U.S. or foreign exchange, board of trade, or similar entity, or quoted on an automated quotation system.

When a purchase or sale of a futures contract is made by the Fund, the Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of cash or U.S. Government securities (“initial margin”). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract which is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied. The Fund expects to earn interest income on its initial margin deposits. A futures contract held by the Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called “variation margin,” equal to the daily change in value of the futures contract. This process is known as “marking to market.” Variation margin does not represent a borrowing or loan by the Fund but is instead a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, the Fund will mark to market its open futures positions.

The Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the Fund.

Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). If an offsetting purchase price is less than the original sale price, the Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sales price is more than the original purchase price, the Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss. The transaction costs must also be included in these calculations.

Limitations on Use of Futures and Futures Options. When entering into a futures contract, the Fund will specifically designate on its accounting records (and mark-to-market on a daily basis) cash, U.S. Government securities, or other highly liquid debt securities that, when added to the amount deposited with a futures commission merchant as margin, are equal to the market value of the futures contract. Alternatively, the Fund may “cover” its position by purchasing a put option on the same futures contract with a strike price as high or higher than the price of the contract held by the Fund.

When selling a futures contract, the Fund will specifically designate on its accounting records (and mark-to-market on a daily basis) liquid assets that, when added to the amount deposited with a futures commission merchant as margin, are equal to the market value of the instruments underlying the contract. Alternatively, the Fund may “cover” its position by owning the instruments underlying the contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or by holding a call option permitting the Fund to purchase the same futures contract at a price no higher than the price of the contract written by the Fund (or at a higher price if the difference is maintained in liquid assets with the Fund’s custodian).

When selling a call option on a futures contract, the Fund will specifically designate on its accounting records any asset, including equity securities and non-investment grade debt so long as the asset is liquid, unencumbered and marked to market daily that, when added to the amounts deposited with a futures commission merchant as margin, equal the total market value of the futures contract underlying the call option. Alternatively, the Fund may cover its position by entering into a long position in the same futures contract at a price no higher than the strike price of the call option, by owning the instruments underlying the futures contract, or by holding a separate call option permitting the Fund to purchase the same futures contract at a price not higher than the strike price of the call option sold by the Fund.

When selling a put option on a futures contract, the Fund will specifically designate on its accounting records any asset, including equity securities and non-investment grade debt so long as the asset is liquid, unencumbered and marked to market daily that equal the purchase price of the futures contract, less any margin on deposit. Alternatively, the Fund may cover the position either by entering into a short position in the same futures contract, or by owning a separate put option permitting it to sell the same futures contract so long as the strike price of the put option is the same or higher than the strike price of the put option sold by the Fund.

Futures contracts are designed by boards of trade which are designated “contracts markets” by the Commodities Futures Trading Commission (“CFTC”). Futures contracts trade on contracts markets in a manner that is similar to the way a stock trades on a stock exchange and the boards of trade, through their clearing corporations, guarantee performance of the contracts. As a series of a registered investment company, the Fund is eligible for exclusion from the CFTC’s definition of “commodity pool operator,” meaning that the Fund may invest in futures contracts under specified conditions without registering with the CFTC.

The requirements of the Internal Revenue Code of 1986, as amended (the “Code”), for qualification as a regulated investment company (“RIC”) also may limit the extent to which the Fund may enter into futures, futures options or forward contracts. (See “Dividends, Distributions and Taxes.”)

Risks Relating to Futures Contracts and Related Options. Positions in futures contracts and related options may be closed out only on an exchange which provides a secondary market for such contracts or options. A Fund will enter into an option or futures position only if there appears to be a liquid secondary market. However, there can be no assurance that a liquid secondary market will exist for any particular option or futures contract at any specific time. Thus, it may not be possible to close out a futures or related option position. In the case of a futures position, in the event of adverse price movements a Fund would continue to be required to make daily margin payments. In this situation, if a Fund has insufficient cash to meet daily margin requirements it may have to sell portfolio securities to meet its margin obligations at a time when it may be disadvantageous to do so. In addition, a Fund may be required to take or make delivery of the securities underlying the futures contracts it holds. The inability to close out futures positions also could have an adverse impact on a Fund’s ability to hedge its portfolio effectively.

There are several risks in connection with the use of futures contracts as a hedging device. While hedging can provide protection against an adverse movement in market prices, it can also limit a hedger’s opportunity to benefit fully from a favorable market movement. In addition, investing in futures contracts and options on futures contracts will cause a Fund to incur additional brokerage commissions and may cause an increase in a Fund’s portfolio turnover rate.

The successful use of futures contracts and related options also depends on the ability of the adviser or subadviser to forecast correctly the direction and extent of market movements, interest rates and other market factors within a given time frame. To the extent market prices remain stable during the period a futures contract or option is held by a Fund or such prices move in a direction opposite to that anticipated, a Fund may realize a loss on the transaction which is not offset by an increase in the value of its portfolio securities. Options and futures may also fail as a hedging technique in cases where the movements of the securities underlying the options and futures do not follow the price movements of the hedged portfolio securities. As a result, a Fund’s total return for the period may be less than if it had not engaged in the hedging transaction. The loss from investing in futures transactions is potentially unlimited.

Utilization of futures contracts by a Fund involves the risk of imperfect correlation in movements in the price of futures contracts and movements in the price of the securities which are being hedged. If the price of the futures contract moves more or less than the price of the securities being hedged, a Fund will experience a gain or loss which will not be completely offset by movements in the price of the securities. It is possible that, where a Fund has sold futures contracts to hedge its portfolio against a decline in the market, the market may advance and the value of securities held in the Fund’s portfolio may decline. If this occurred, a Fund would lose money on the futures contract and would also experience a decline in value in its portfolio securities. Where futures are purchased to hedge against a possible increase in the prices of securities before a Fund is able to invest its cash (or cash equivalents) in securities (or options) in an orderly fashion, it is possible that the market may decline; if a Fund then determines not to invest in securities (or options) at that time because of concern as to possible further market decline or for other reasons, a Fund will realize a loss on the futures that would not be offset by a reduction in the price of the securities purchased.

The market prices of futures contracts may be affected if participants in the futures market elect to close out their contracts through off-setting transactions rather than to meet margin deposit requirements. In such case, distortions in the normal relationship between the cash and futures markets could result. Price distortions could also result if investors in futures contracts opt to make or take delivery of the underlying securities rather than to engage in closing transactions because such action would reduce the liquidity of the futures market. In addition, from the point of view of speculators, because the deposit requirements in the futures markets are less onerous than margin requirements in the cash market, increased participation by speculators in the futures market could cause temporary price distortions. Due to the possibility of price distortions in the futures market and because of the imperfect correlation between movements in the prices of securities and movements in the prices of futures contracts, a correct forecast of market trends may still not result in a successful hedging transaction.

Compared to the purchase or sale of futures contracts, the purchase of put or call options on futures contracts involves less potential risk for a Fund because the maximum amount at risk is the premium paid for the options plus transaction costs. However, there may be circumstances when the purchase of an option on a futures contract would result in a loss to a Fund while the purchase or sale of the futures contract would not have resulted in a loss, such as when there is no movement in the price of the underlying securities.

Interest Rate Transactions. The Fund may enter into interest rate swaps, and the purchase and sale of interest rate collars, caps and floors.

Interest rate swaps involve the exchange with another party of commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate floor. An interest rate collar combines the elements of purchasing a cap and selling a floor. The collar protects against an interest rate rise above the maximum amount but gives up the benefit of an interest rate decline below the minimum amount. The net amount of the excess, if any, of the Fund’s obligations over its entitlements with respect to each interest rate swap will be accrued on a daily basis and any asset, including equity securities and non-investment grade debt so long as the asset is liquid, unencumbered and marked to market daily having an aggregate net asset value at least equal to the accrued excess will be specifically designated on the accounting records of the Fund. If there is a default by the other party to such a transaction, the Fund will have contractual remedies pursuant to the agreements related to the transaction.

Options.  The Fund may purchase and sell (write) both put options and call options on securities, securities indexes, and foreign currencies. The purpose of writing covered put and call options generally is to hedge against fluctuations in the market value of a Fund’s portfolio securities in an attempt to increase total return. The Fund may purchase or sell call and put options on securities indices for a similar purpose. A hedge will only be successful if the price change of the underlying security is less than the difference between the option premium received by the Fund and the option strike price. To the extent the underlying security’s price change exceeds this amount, written put and call options will not provide an effective hedge.

Writing Call Options. Each Fund may write (sell) covered call options on securities (“calls”) when the subadviser considers such sales appropriate. When a Fund writes a call, it receives a premium and grants the purchaser the right to buy the underlying security at any time during the call period (usually between three and nine months) at a fixed exercise price regardless of market price changes during the call period. If the call is exercised, the Fund forgoes any gain but is not subject to any loss on any change in the market price of the underlying security relative to the exercise price. A Fund will write such options subject to any applicable limitations or restrictions imposed by law.

A written call option is covered if the Fund owns the security underlying the option. A written call option may also be covered by purchasing an offsetting option or any other option which, by virtue of its exercise price or otherwise, reduces the Fund’s net exposure on its written option position. In addition, the Fund may cover such options by specifically designating on its accounting records any assets, including equity securities and non-investment grade debt so long as the assets are liquid, unencumbered and marked to market daily (“liquid assets”), in amounts sufficient to ensure that it is able to meet its obligations under the written call should it be exercised. This method does not reduce the potential loss to the Fund should the value of the underlying security increase and the option be exercised.

Purchasing Call Options. The Fund may purchase a call option when the adviser believes the value of the underlying security will rise or to effect a “closing purchase transaction” as to a call option the Fund has written (sold). A Fund will realize a profit (or loss) from a closing purchase transaction if the amount paid to purchase a call is less (or more) than the amount received from the sale thereof.

Writing Put Options. A put option written by a Fund obligates the Fund to purchase the specified security at a specified price if the option is exercised at any time before the expiration date. A written put option may be covered by specifically designating on the accounting records of the Fund liquid assets with a value at least equal to the exercise price of the put option. While this may help ensure that a Fund will have sufficient assets to meet its obligations under the option contract should it be exercised, it will not reduce the potential loss to the Fund should the value of the underlying security decrease and the option be exercised.

Purchasing Put Options. A Fund may purchase a put option when the subadviser believes the value of the underlying security will decline. A Fund may purchase put options on securities in its portfolio in order to hedge against a decline in the value of such securities (“protective puts”) or to effect closing purchase transactions as to puts it has written. A Fund will realize a profit (or loss) from a closing purchase transaction if the amount paid to purchase a put is less (or more) than the amount received from the sale thereof.

Combined Option Positions. The Fund may purchase and write options in combination with each other to adjust the risk and return characteristics of the overall position. For example, a Fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

The purchase and writing of options involves certain risks. During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying securities above the exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying securities at the exercise price. If a call option purchased by a fund is not sold when it has remaining value, and if the market price of the underlying security remains less than or equal to the exercise price, the fund will lose its entire investment in the option. Also, where an option on a particular security is purchased to hedge against price movements in a related security, the price of the option may move more or less than the price of the related security. There can be no assurance that a liquid market will exist when the funds seek to close out an option position. Furthermore, if trading restrictions or suspensions are imposed on the options market, the funds may be unable to close out an option position.

Correlation of Price Changes. Because there are a limited number of types of exchange-traded options and futures contracts, it is likely that the standardized contracts available will not match the applicable Fund’s current or anticipated investments. The Fund may invest in options based on securities which differ from the securities in which it typically invests. This involves a risk that the options will not track the performance of the Fund’s investments.

Options and futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match the applicable Fund’s investments well. Options and future prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. The Fund may purchase or sell options with a greater or less value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in historical volatility between the contract and the securities, although this may not be successful in all cases. If price changes in the applicable Fund’s options are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments. Successful use of these techniques requires skills different from those needed to select portfolio securities.

Liquidity of Options. There is no assurance a liquid secondary market will exist for any particular option at any particular time. Options may have relatively low trading volume and liquidity if their strike prices are not close to the underlying instruments’ current price. In addition, exchanges may establish daily price fluctuation limits for options, and may halt trading if an option’s price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible for a Fund to enter into new positions or close out existing positions. If the secondary market for an option is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and potentially could require the applicable Fund to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, such Fund’s access to other assets held to cover its options could also be impaired.

Options on Securities Indices. Unlike a stock option, which gives the holder the right to purchase or sell a specified stock at a specified price, an option on a securities index gives the holder the right to receive a cash “exercise settlement amount” equal to (i) the difference between the exercise price of the option and the value of the underlying securities index on the exercise date multiplied by (ii) a fixed “index multiplier.” Like an option on a specific security, when a Fund purchases a put or a call option on an index, it places the entire amount of the premium paid at risk, for if, at the expiration date, the value of the index has decreased below the exercise price (in the case of a call) or increased above the exercise price (in the case of a put), the option will expire worthless.

A securities index fluctuates with changes in the market values of the stocks included in the index. For example, some securities index options are based on a broad market index such as the S&P 500 Index. Others are based on a narrower market index such as the Standard & Poor’s 100 Stock Index. Indices may also be based on an industry or market segment such as the AMEX Oil and Gas Index or the Computer and Business Equipment Index. Options on securities indices are currently traded on the Chicago Board Options Exchange, the NYSE and the American Stock Exchange (AMEX”).

The Fund may purchase put options on securities indices to hedge against an anticipated decline in stock market prices that might adversely affect the value of a Fund’s portfolio securities. If a Fund purchases such a put option, the amount of the payment it would receive upon exercising the option would depend on the extent of any decline in the level of the securities index below the exercise price. Such payments would tend to offset a decline in the value of the Fund’s portfolio securities. However, if the level of the securities index increases and remains above the exercise price while the put option is outstanding, a Fund will not be able to profitably exercise the option and will lose the amount of the premium and any transaction costs. Such loss may be partially or wholly offset by an increase in the value of a Fund’s portfolio securities.

A Fund may purchase call options on securities indices in order to participate in an anticipated increase in stock market prices or to offset anticipated price increases on securities that it intends to buy in the future. If a Fund purchases a call option on a securities index, the amount of the payment it would receive upon exercising the option would depend on the extent of any increase in the level of the securities index above the exercise price. Such payments would in effect allow the Fund to benefit from stock market appreciation even though it may not have had sufficient cash to purchase the underlying stocks. Such payments may also offset increases in the prices of stocks that the Fund intends to purchase. If, however, the level of the securities index declines and remains below the exercise price while the call option is outstanding, a Fund will not be able to exercise the option profitably and will lose the amount of the premium and transaction costs. Such loss may be partially or wholly offset by a reduction in the price a Fund pays to buy additional securities for its portfolio.

The Fund may write (sell) covered call or put options on a securities index. Such options may be covered by purchasing an offsetting option which, by virtue of its exercise price or otherwise, reduces the Fund’s net exposure on its written option position or by owning securities whose price changes are expected to be similar to those of the underlying index or by having an absolute and immediate right to acquire such securities without additional cash consideration or for additional cash consideration (held in a segregated account by its custodian) upon conversion or exchange of other securities in their respective portfolios. In addition, the Fund may cover such options by specifically designating on its accounting records liquid assets with a value equal to the exercise price or by using the other methods described above. The extent to which options on securities indices will provide a Fund with an effective hedge against interest rate or stock market risk will depend on the extent to which the stocks comprising the indices correlate with the composition of the Fund’s portfolio. Moreover, the ability to hedge effectively depends upon the ability to predict movements in interest rates or the stock market. Some options on securities indices may not have a broad and liquid secondary market, in which case options purchased by the Fund may not be closed out and the Fund could lose more than its option premium when the option expires.

The purchase and sale of option contracts is a highly specialized activity that involves investment techniques and risks different from those ordinarily associated with investment companies. Transaction costs relating to options transactions may tend to be higher than the costs of transactions in securities. In addition, if a Fund were to write a substantial number of option contracts that are exercised, the portfolio turnover rate of that Fund could increase.

Limitations on Options on Securities and Securities Indices. The Fund may write call options only if they are covered and remain covered for as long as the Fund is obligated as a writer. Thus, if a Fund utilizing this investment technique writes a call option on an individual security, the Fund must own the underlying security or other securities that are acceptable for a pledged account at all times during the option period. The Fund will write call options on indices only to hedge in an economically appropriate way portfolio securities which are not otherwise hedged with options or financial futures contracts. Call options on securities indices written by a Fund will be “covered” by identifying the specific portfolio securities being hedged.

To secure the obligation to deliver the underlying security, the writer of a covered call option on an individual security is required to deposit the underlying security or other assets in a pledged account in accordance with clearing corporation and exchange rules. In the case of an index call option written by a Fund, the Fund will be required to deposit qualified securities. A “qualified security” is a security against which the Fund has not written a call option and which has not been hedged by the Fund by the sale of a financial futures contract. If at the close of business on any day the market value of the qualified securities falls below 100% of the current index value times the multiplier times the number of contracts, the Fund will deposit an amount of cash, U.S. Government Securities or other liquid high quality debt obligations equal in value to the difference. In addition, when the Fund writes a call on an index which is “in-the-money” at the time the call is written, the Fund will specifically designate on its accounting records cash, U.S. Government securities or other liquid high quality debt obligations equal in value to the amount by which the call is “in-the-money” times the multiplier times the number of contracts. Any amount otherwise specifically designated may be applied to the Fund’s other obligations to specifically designate assets in the event that the market value of the qualified securities falls below 100% of the current index value times the multiplier times the number of contracts.

A Fund may sell a call option or a put option which it has previously purchased prior to the purchase (in the case of a call) or the sale (in the case of a put) of the underlying security. Any such sale of a call option or a put option would result in a net gain or loss, depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid.

Risks Relating to Options on Securities. During the option period, the writer of a call option has, in return for the premium received on the option, given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline. The writer has no control over the time within the option period when it may be required to fulfill its obligation as a writer of the option.

The risk of purchasing a call option or a put option is that the Fund utilizing this investment technique may lose the premium it paid plus transaction costs, if the Fund does not exercise the option and is unable to close out the position prior to expiration of the option.

An option position may be closed out on an exchange only if the exchange provides a secondary market for an option of the same series. Although the Funds utilizing this investment technique will write and purchase options only when the investment adviser believes that a liquid secondary market will exist for options of the same series, there can be no assurance that a liquid secondary market will exist for a particular option at a particular time and that any Fund, if it so desires, can close out its position by effecting a closing transaction. If the writer of a covered call option is unable to effect a closing purchase transaction, it cannot sell the underlying security until the option expires or the option is exercised. Accordingly, a covered call writer may not be able to sell the underlying security at a time when it might otherwise be advantageous to do so.

Possible reasons for the absence of a liquid secondary market on an exchange include the following: (i) insufficient trading interest in certain options; (ii) restrictions on transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities; (iv) inadequacy of the facilities of an exchange or the clearing corporation to handle trading volume; and (v) a decision by one or more exchanges to discontinue the trading of options in general or of particular options or impose restrictions on orders.

Each exchange has established limitations governing the maximum number of call options, whether or not covered, which may be written by a single investor acting alone or in concert with others (regardless of whether such options are written on the same or different exchanges or are held or written on one or more accounts or through one or more brokers). An exchange may order the liquidation of positions found to be in violation of these limits and it may impose other sanctions or restrictions. The investment adviser believes that the position limits established by the exchanges will not have any adverse impact upon the Funds.

Risks of Options on Securities Indices. Because the value of an index option depends upon movements in the level of the index rather than movements in the price of a particular security, whether a Fund utilizing this investment technique will realize a gain or loss on the purchase or sale of an option on an index depends upon movements in the level of prices in the market generally or in an industry or market segment (depending on the index option in question). Accordingly, successful use by a Fund of options on indices will be subject to the investment adviser’s ability to predict correctly movements in the direction of the market generally or in the direction of a particular industry. This requires different skills and techniques than predicting changes in the prices of individual securities.

Index prices may be distorted if trading of certain securities included in the index is interrupted. Trading in index options also may be interrupted in certain circumstances, such as if trading were halted in a substantial number of securities included in the index. If this occurred, a Fund utilizing this investment technique would not be able to close out options which it had written or purchased and, if restrictions on exercise were imposed, might be unable to exercise an option it purchased, which would result in substantial losses to the Fund. However, it is the Trust’s policy to write or purchase options only on indices which include a sufficient number of securities so that the likelihood of a trading halt in the index is minimized.

Because the exercise of an index option is settled in cash, an index call writer cannot determine the amount of its settlement obligation in advance and, unlike call writing on portfolio securities, cannot provide in advance for its potential settlement obligation by holding the underlying securities. Consequently, the Funds will write call options only on indices which meet the interim described above.

Price movements in securities held by a Fund utilizing this investment technique will not correlate perfectly with movements in the level of the index and, therefore, the Fund bears the risk that the price of the securities held by the Fund might not increase as much as the level of the index. In this event, the Fund would bear a loss on the call which would not be completely offset by movements in the prices of the securities held by the Fund. It is also possible that the index might rise when the value of the securities held by the Fund does not. If this occurred, the Fund would experience a loss on the call which would not be offset by an increase in the value of its portfolio and might also experience a loss in the market value of its portfolio securities.

Unless a Fund utilizing this investment technique has other liquid assets which are sufficient to satisfy the exercise of a call on an index, the Fund will be required to liquidate securities in order to satisfy the exercise. Because an exercise must be settled within hours after receiving the notice of exercise, if the Fund fails to anticipate an exercise, it may have to borrow from a bank (in an amount not exceeding 10% of the Fund’s total assets) pending settlement of the sale of securities in its portfolio and pay interest on such borrowing.

When a Fund has written a call on an index, there is also a risk that the market may decline between the time the Fund has the call exercised against it, at a price which is fixed as of the closing level of the index on the date of exercise, and the time the Fund is able to sell its securities. As with options on its securities, the Fund will not learn that a call has been exercised until the day following the exercise date but, unlike a call on a security where the Fund would be able to deliver the underlying security in settlement, the Fund may have to sell some of its securities in order to make settlement in cash, and the price of such securities may decline before they can be sold.

If a Fund exercises a put option on an index which it has purchased before final determination of the closing index value for that day, it runs the risk that the level of the underlying index may change before closing. If this change causes the exercised option to fall “out-of-the-money” the Fund will be required to pay the difference between the closing index value and the exercise price of the option (multiplied by the applicable multiplier) to the assigned writer. Although the Fund may be able to minimize this risk by withholding exercise instructions until just before the daily cutoff time or by selling rather than exercising an option when the index level is close to the exercise price, it may not be possible to eliminate this risk entirely because the cutoff times for index options may be earlier than those fixed for other types of options and may occur before definitive closing index values are announced.

Special Considerations and Risks Related to Options and Futures Transactions. Exchange markets in options on certain securities are a relatively new and untested concept. It is impossible to predict the amount of trading interest that may exist in such options, and there can be no assurance that viable exchange markets will develop or continue.

The exchanges will not continue indefinitely to introduce new expirations to replace expiring options on particular issues because trading interest in many issues of longer duration tends to center on the most recently auctioned issues. The expirations introduced at the commencement of options trading on a particular issue will be allowed to run out, with the possible addition of a limited number of new expirations as the original expirations expire. Options trading on each issue of securities with longer durations will thus be phased out as new options are listed on more recent issues, and a full range of expirations will not ordinarily be available for every issue on which options are traded.

In the event of a shortage of the underlying securities deliverable on exercise of an option, the OCC has the authority to permit other, generally comparable, securities to be delivered in fulfillment of option exercise obligations. It may also adjust the exercise prices of the affected options by setting different prices at which otherwise ineligible securities may be delivered. As an alternative to permitting such substitute deliveries, the OCC may impose special exercise settlement procedures.

The hours of trading for options on securities may not conform to the hours during which the underlying securities are traded. To the extent the markets for underlying securities close before the options markets, significant price and rate movements can take place in the options markets that cannot be reflected in the underlying markets. In addition, to the extent that the options markets close before the markets for the underlying securities, price and rate movements can take place in the underlying markets that cannot be reflected in the options markets.

Prior to exercise or expiration, an option position can be terminated only by entering into a closing purchase or sale transaction. This requires a secondary market on an exchange for call or put options of the same series. Similarly, positions in futures may be closed out only on an exchange which provides a secondary market for such futures. There can be no assurance that a liquid secondary market will exist for any particular call or put option or futures contract at any specific time. Thus, it may not be possible to close an option or futures position. In the event of adverse price movements, a Fund would continue to be required to make daily payments of maintenance margin for futures contracts or options on futures contracts positions written by that Fund. A Fund may have to sell portfolio securities at a time when it may be disadvantageous to do so if it has insufficient cash to meet the daily maintenance margin requirements. In addition, a Fund may be required to take or make delivery of the instruments underlying futures contracts it holds. The inability to close options and futures positions also could have an adverse impact on a Fund’s ability to effectively hedge its portfolios.

Each of the exchanges has established limitations governing the maximum number of call or put options on the same underlying security (whether or not covered) that may be written by a single investor, whether acting alone or in concert with others (regardless of whether such options are written on the same or different exchanges or are held or written on one or more accounts or through one or more brokers). An exchange may order the liquidation of positions found to be in violation of applicable trading limits and it may impose other sanctions or restrictions. The Trust and other clients advised by the subadviser and its affiliates may be deemed to constitute a group for these purposes. In light of these limits, the Trustees may determine, at any time, to restrict or terminate the Funds’ transactions in options. The subadviser does not believe that these trading and position limits will have any adverse effect on investment techniques for hedging the Trust’s portfolios.

Over-the-counter (“OTC”) options are purchased from or sold to securities dealers, financial institutions or other parties (“Counterparties”) through direct agreement with the counterparty. In contrast to exchange-listed options, which generally have standardized terms and performance mechanics, all the terms of an OTC option, including such terms as method of settlement, term, exercise price, premium, guarantees and security, are set by negotiation of the parties.

Unless the parties provide for it, there is no central clearing or guaranty function in the OTC option market. As a result, if the counterparty fails to make delivery of the security or other instrument underlying an OTC option it has entered into with a Fund or fails to make a cash settlement payment due in accordance with the terms of that option, the Fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Accordingly, the subadviser must assess the creditworthiness of each such counterparty or any guarantor or credit enhancement of the counterparty’s credit to determine the likelihood that the terms of the OTC option will be satisfied. The staff of the SEC currently takes the position that OTC options purchased by a Fund, and portfolio securities “covering” the amount of a Fund’s obligation pursuant to an OTC option sold by it (the cost of the sell-back plus the in-the-money amount, if any) are illiquid, and are subject to each Fund’s limitation on investing no more than 15% of its assets in illiquid securities. However, for options written with “primary dealers” in U.S. Government securities pursuant to an agreement requiring a closing transaction at the formula price, the amount considered to be illiquid may be calculated by reference to a formula price.

The loss from investing in futures transactions is potentially unlimited. Gains and losses on investments in options and futures depend on the subadviser’s ability to predict correctly the direction of stock prices, interest rates and other economic factors. In addition, utilization of futures in hedging transactions may fail where there is an imperfect correlation in movements in the price of futures contracts and movements in the price of the securities which are the subject of a hedge. If the price of the futures contract moves more or less than the price of the security, a Fund will experience a gain or loss that will not be completely offset by movements in the price of the securities which are the subject of a hedge. There is also a risk of imperfect correlation where the securities underlying futures contracts have different maturities than the portfolio securities being hedged. Transactions in options on futures contracts involve similar risks.

Swap Agreements.  The Fund may enter into interest rate, index and currency exchange rate swap agreements in attempts to obtain a particular desired return at a lower cost to the Fund than if the Fund had invested directly in an instrument that yielded that desired return. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index. The “notional amount” of the swap agreement is only a fictive basis on which to calculate the obligations the parties to a swap agreement have agreed to exchange. The Fund’s obligations (or rights) under a swap agreement will generally be equal only to the amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). The Fund’s obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counter-party will be covered by specifically designating on the accounting records of the Fund liquid assets to avoid leveraging of the Fund’s portfolio.

Because swap agreements are two-party contracts and may have terms of greater than seven days, they may be considered to be illiquid. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counter-party. The Subadviser will cause a Fund to enter into swap agreements only with counter-parties that would be eligible for consideration as repurchase agreement counter-parties under the Funds’ repurchase agreement guidelines. Certain restrictions imposed on the Funds by the Code may limit the Funds’ ability to use swap agreements. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

Certain swap agreements are exempt from most provisions of the Commodity Exchange Act (“CEA”) and, therefore, are not regulated as futures or commodity option transactions under the CEA, pursuant to regulations of the CFTC. To qualify for this exemption, a swap agreement must be entered into by “eligible participants,” which include the following, provided the participants’ total assets exceed established levels: a bank or trust company, savings association or credit union, insurance company, investment company subject to regulation under the 1940 Act, commodity pool, corporation, partnership, proprietorship, organization, trust or other entity, employee benefit plan, governmental entity, broker-dealer, futures commission merchant, natural person, or regulated foreign person. To be eligible, natural persons and most other entities must have total assets exceeding $10 million; commodity pools and employees benefit plans must have assets exceeding $5 million. In addition, an eligible swap transaction must meet three conditions. First, the swap agreement may not be part of a fungible class of agreements that are standardized as to their material economic terms. Second, the creditworthiness of parties with actual or potential obligations under the swap agreement must be a material consideration in entering into or determining the terms of the swap agreement, including pricing, cost or credit enhancement terms. Third, swap agreements may not be entered into and traded on or through a multilateral transaction execution facility.

Credit Default Swap Agreements. The “buyer” in a credit default contract is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided no event of default has occurred. In the event of default, the seller must pay the buyer the “par value” (full notional value) of the reference obligation in exchange for the reference obligation (typically emerging market debt). The Fund may be either the buyer or seller in the transaction. If the fund is a buyer and no event of default occurs, the fund loses its investment and recovers nothing. However, if an event of default occurs, the buyer receives full notional value for a reference obligation that may have little or no value. As a seller, the fund receives a fixed rate of income throughout the term of the contract, which typically is between six months and three years, provided there is no default event. If an event of default occurs, the seller must pay the buyer the full notional value of the reference obligation.

Emerging Market Securities

The Fund may invest in countries or regions with relatively low gross national product per capita compared to the world’s major economies, and in countries or regions with the potential for rapid economic growth (emerging markets). Emerging markets will include any country: (i) having an “emerging stock market” as defined by the International Finance Corporation; (ii) with low-to-middle-income economies according to the International Bank for Reconstruction and Development (the “World Bank”); (iii) listed in World Bank publications as developing; or (iv) determined by the Adviser to be an emerging market as defined above.

The risks of investing in foreign securities may be intensified in the case of investments in emerging markets. Securities of many issuers in emerging markets may be less liquid and more volatile than securities of comparable domestic issuers. Emerging markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when a portion of the assets of the Funds are uninvested and no return is earned thereon. The inability of the Funds to make intended security purchases due to settlement problems could cause the Funds to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result either in losses to the Funds due to subsequent declines in value of portfolio securities or, if the Funds have entered into a contract to sell the security, in possible liability to the purchaser. Securities prices in emerging markets can be significantly more volatile than in the more developed nations of the world, reflecting the greater uncertainties of investing in less established markets and economies. In particular, countries with emerging markets may have relatively unstable governments, present the risk of nationalization of businesses, restrictions on foreign ownership, or prohibitions of repatriation of assets, and may have less protection of property rights than more developed countries. The economies of countries with emerging markets may be predominantly based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of substantial holdings difficult or impossible at times. Securities of issuers located in countries with emerging markets may have limited marketability and may be subject to more abrupt or erratic price movements.

Certain emerging markets may require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if a deterioration occurs in an emerging market’s balance of payments or for other reasons, a country could impose temporary restrictions on foreign capital remittances. The Funds could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to the Funds of any restrictions on investments.

Investments in certain foreign emerging market debt obligations may be restricted or controlled to varying degrees. These restrictions or controls may at times preclude investment in certain foreign emerging market debt obligations and increase the expenses of the Funds.

Additional Risk Factors. As a result of its investments in foreign securities, the Funds may receive interest or dividend payments, or the proceeds of the sale or redemption of such securities, in the foreign currencies in which such securities are denominated. In that event, the Fund may convert such currencies into dollars at the then current exchange rate. Under certain circumstances, however, such as where the Adviser believes that the applicable rate is unfavorable at the time the currencies are received or the Adviser anticipates, for any other reason, that the exchange rate will improve, the Fund may hold such currencies for an indefinite period of time.

In addition, the Fund may be required to receive delivery of the foreign currency underlying forward foreign currency contracts it has entered into. This could occur, for example, if an option written by the Fund is exercised or the Fund is unable to close out a forward contract. The Fund may hold foreign currency in anticipation of purchasing foreign securities. The Fund may also elect to take delivery of the currencies’ underlying options or forward contracts if, in the judgment of the Adviser, it is in the best interest of the Fund to do so. In such instances as well, the Fund may convert the foreign currencies to dollars at the then current exchange rate, or may hold such currencies for an indefinite period of time.

While the holding of currencies will permit the Fund to take advantage of favorable movements in the applicable exchange rate, it also exposes the Fund to risk of loss if such rates move in a direction adverse to the Fund’s position. Such losses could reduce any profits or increase any losses sustained by the Fund from the sale or redemption of securities, and could reduce the dollar value of interest or dividend payments received. In addition, the holding of currencies could adversely affect the Fund’s profit or loss on currency options or forward contracts, as well as its hedging strategies.

Eurodollar Instruments

The Fund may make investments in Eurodollar instruments. Eurodollar instruments are U.S. dollar-denominated futures contracts or options thereon which are linked to the London Interbank Offering Rate (“LIBOR”), although foreign currency-denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. A Fund might use Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed-income instruments are linked.

Foreign Securities

The Fund may invest in the securities of foreign issuers. The Fund may invest in a broad range of foreign securities including equity, debt and convertible securities and foreign government securities. The Fund may purchase the securities of issuers from various countries, including countries commonly referred to as “emerging markets.” The Fund may also invest in domestic securities denominated in foreign currencies.

Investing in the securities of foreign companies involves special risks and considerations not typically associated with investing in U.S. companies. These include differences in accounting, auditing and financial reporting standards, generally higher commission rates on foreign portfolio transactions, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability which could affect U.S. investments in foreign countries, and potential restrictions on the flow of international capital. Additionally, dividends payable on foreign securities may be subject to foreign taxes withheld prior to distribution. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Changes in foreign exchange rates will affect the value of those securities which are denominated or quoted in currencies other than the U.S. dollar. Many of the foreign securities held by the Fund will not be registered with, nor the issuers thereof be subject to the reporting requirements of, the SEC. Accordingly, there may be less publicly available information about the securities and about the foreign company or government issuing them than is available about a domestic company or government entity. Moreover, individual foreign economies may differ favorably or unfavorably from the United States economy in such respects as growth of Gross National Product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payment positions.

Certain foreign countries are less stable politically than the United States. The possibility exists that certain foreign governments may adopt policies providing for expropriation or nationalization of assets, confiscatory taxation, currency blockage or limitations on the use or removal of monies or other assets of an investment company. Finally, the Funds may encounter difficulty in obtaining and enforcing judgments against issuers of foreign securities. The economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been and may continue to be adversely affected by economic conditions in the countries with which they trade.

Certain emerging market countries are either comparatively underdeveloped or are in the process of becoming developed and may consequently be economically based on a relatively few or closely interdependent industries. A high proportion of the securities of many emerging market issuers may also be held by a limited number of large investors trading significant blocks of securities. While the adviser will strive to be sensitive to publicized reversals of economic conditions, political unrest and adverse changes in trading status, unanticipated political and social developments may affect the values of the Fund’s investments in such countries and the availability of additional investments in such countries.

When investing in securities denominated in foreign currencies, the Funds will be subject to the additional risk of currency fluctuations. An adverse change in the value of a particular foreign currency as against the U.S. dollar, to the extent that such change is not offset by a gain in other foreign currencies, will result in a decrease in the Fund’s assets. Any such change may also have the effect of decreasing or limiting the income available for distribution. Foreign currencies may be affected by revaluation, adverse political and economic developments, and governmental restrictions. Although the Funds will invest only in securities denominated in foreign currencies that are fully convertible into U.S. dollars without legal restriction at the time of investment, no assurance can be given that currency exchange controls will not be imposed on any particular currency at a later date.

Securities of U.S. issuers denominated in foreign currencies may be less liquid and their prices more volatile than securities issued by domestic issuers and denominated in U.S. dollars. In addition, investing in securities denominated in foreign currencies often entails costs not associated with investment in U.S. dollar-denominated securities of U.S. issuers, such as the cost of converting foreign currency to U.S. dollars, higher brokerage commissions, custodial expenses and other fees. Non-U.S. dollar denominated securities may be subject to certain withholding and other taxes of the relevant jurisdiction, which may reduce the yield on the securities to the Fund and which may not be recoverable by the Fund or its investors.

The Fund will calculate its net asset value and complete orders to purchase, exchange or redeem shares only on a Monday-Friday basis (excluding holidays on which the NYSE is closed). Foreign securities in which the Funds may invest may be primarily listed on foreign stock exchanges which may trade on other days (such as Saturdays). As a result, the net asset value of each Fund’s portfolio may be affected by such trading on days when a shareholder has no access to the Fund.

The Trust may use a foreign custodian in connection with its purchases of foreign securities and may maintain cash and cash equivalents in the care of a foreign custodian. The amount of cash or cash equivalents maintained in the care of eligible foreign custodians will be limited to an amount reasonably necessary to effect the Trust’s foreign securities transactions. The use of a foreign custodian invokes considerations which are not ordinarily associated with domestic custodians. These considerations include the possibility of expropriations, restricted access to books and records of the foreign custodian, inability to recover assets that are lost while under the control of the foreign custodian, and the impact of political, social or diplomatic developments.

The Fund may invest in Yankee Bonds. Yankee Bonds are issued in the United States by foreign governments or companies. Since they are dollar-denominated, they are not affected by variations in currency exchange rates. Yankee Bonds are influenced primarily by interest rate levels in the United States, and by the financial condition of the issuer. Because the issuers are foreign, the issuers may be subject to levels of risk that differ from the domestic bond market.

The Fund may invest in dollar-denominated instruments issued by foreign branches of U.S. banks and U.S. branches of foreign banks. Since these instruments are dollar-denominated, they are not affected by variations in currency exchange rates. They are influenced primarily by interest rate levels in the United States and by the financial condition of the issuer, or of the issuer’s foreign parent. These instruments may be subject to levels of risk that differ from their fully domestic counterparts.

High Yield High Risk Securities (Junk Bonds)

Investments in below-investment grade securities (see Appendix for an explanation of the various ratings) generally provide greater income (leading to the name “high-yield” securities) and opportunity for capital appreciation than investments in higher quality securities, but they also typically entail greater price volatility, liquidity, and principal and income risk. These securities are regarded as predominantly speculative as to the issuer’s continuing ability to meet principal and interest payment obligations. Analysis of the creditworthiness of issuers of lower-quality debt securities may be more complex than for issuers of higher-quality debt securities.

Effect of Interest Rates and Economic Changes. Interest-bearing securities typically experience appreciation when interest rates decline and depreciation when interest rates rise. The market values of low-rated securities tend to reflect individual corporate developments to a greater extent than do higher-rated securities, which react primarily to fluctuations in the general level of interest rates. Low-rated securities also tend to be more sensitive to economic conditions than higher-rated securities. As a result, they generally involve more credit risks than securities in the higher-rated categories. During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of low-rated securities may experience financial stress and may not have sufficient revenues to meet their payment obligations. The issuer’s ability to service its debt obligations may also be adversely affected by specific corporate developments, the issuer’s inability to meet specific projected business forecasts or the unavailability of additional financing. The risk of loss due to default by an issuer of low-rated securities is significantly greater than issuers of higher-rated securities because such securities are generally unsecured and are often subordinated to other creditors. Further, if the issuer of a low-rated security defaulted, the applicable Fund might incur additional expenses in seeking recovery. Periods of economic uncertainty and changes would also generally result in increased volatility in the market prices of low-rated securities and thus in the applicable Fund’s net asset value.

As previously stated, the value of a low-rated security generally will decrease in a rising interest rate market, and accordingly, so normally will the applicable Fund’s net asset value. If the Fund experiences unexpected net redemptions in such a market, it may be forced to liquidate a portion of its portfolio securities without regard to their investment merits. Due to the limited liquidity of low-rated securities (discussed below), the Fund may be forced to liquidate these securities at a substantial discount. Any such liquidation would reduce the Fund’s asset base over which expenses could be allocated and could result in a reduced rate of return for the Fund.

Payment Expectations. Low-rated securities typically contain redemption, call or prepayment provisions which permit the issuer of such securities containing such provisions to, at their discretion, redeem the securities. During periods of falling interest rates, issuers of low-rated securities are likely to redeem or prepay the securities and refinance them with debt securities with a lower interest rate. To the extent an issuer is able to refinance the securities or otherwise redeem them, the applicable Fund may have to replace the securities with a lower yielding security which would result in lower returns for the Fund.

Liquidity and Valuation. A Fund may have difficulty disposing of certain low-rated securities because there may be a thin trading market for such securities. Because not all dealers maintain markets in all low-rated securities, there is no established retail secondary market for many of these securities. The Funds anticipate that such securities could be sold only to a limited number of dealers or institutional investors. To the extent a secondary trading market does exist, it is generally not as liquid as the secondary market for higher-rated securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security, and accordingly, the net asset value of a particular Fund and its ability to dispose of particular securities when necessary to meet its liquidity needs, or in response to a specific economic event, or an event such as a deterioration in the creditworthiness of the issuer. The lack of a liquid secondary market for certain securities may also make it more difficult for a Fund to obtain accurate market quotations for purposes of valuing its respective portfolio. Market quotations are generally available on many low-rated issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales. During periods of thin trading, the spread between bid and asked prices is likely to increase significantly. In addition, adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of low-rated securities, especially in a thinly-traded market.

Illiquid and Restricted Securities

The Fund may invest in securities for which there is no readily available market (“illiquid securities”), including certain securities whose disposition would be subject to legal restrictions (“restricted securities”). However, certain restricted securities that may be resold pursuant to Rule 144A under the Securities Act of 1933 may be considered liquid. The Board of Trustees of the Trust has delegated to the adviser the day-to-day determination of the liquidity of a security although it has retained oversight and ultimate responsibility for such determinations. Although no definite quality criteria are used, the Board of Trustees has directed the adviser to consider such factors as (i) the nature of the market for a security (including the institutional private resale markets); (ii) the terms of these securities or other instruments allowing for the disposition to a third party or the issuer thereof (e.g. certain repurchase obligations and demand instruments); (iii) and availability of market quotations; and (iv) other permissible factors.

If illiquid securities exceed 15% of a Fund’s net assets after the time of purchase, the Fund will take steps to reduce in an orderly fashion its holdings of illiquid securities. Because illiquid securities may not be readily marketable, the subadviser may not be able to dispose of them in a timely manner. As a result, the Fund may be forced to hold illiquid securities while their price depreciates. Depreciation in the price of illiquid securities may cause the net asset value of the Fund to decline. A security that is determined by the subadviser to be liquid may subsequently revert to being illiquid if not enough buyer interest exists.

Restricted securities may be sold in privately negotiated or other exempt transactions or in a public offering with respect to which a registration statement is in effect under the Securities Act. When registration is required, a Fund may be obligated to pay all or part of the registration expenses and a considerable time may elapse between the decision to sell and the sale date. If, during such period, adverse market conditions were to develop, the Fund might obtain a less favorable price than the price which prevailed when it decided to sell. Restricted securities will be priced at fair value as determined in good faith by the Board of Trustees. (See “Private Placements and Rule 144A Securities” below.)

Loan and Debt Participations and Assignments

A loan participation agreement involves the purchase of a share of a loan made by a bank to a company in return for a corresponding share of the borrower’s principal and interest payments. Loan participations of the type in which the Fund may invest include interests in both secured and unsecured corporate loans. When the Fund purchases loan assignments from lenders, it will acquire direct rights against the borrower, but these rights and the Fund’s obligations may differ from, and be more limited than, those held by the assignment lender. The principal credit risk associated with acquiring loan participation and assignment interests is the credit risk associated with the underlying corporate borrower. There is also a risk that there may not be a readily available market for participation loan interests and, in some cases, this could result in the Fund disposing of such securities at a substantial discount from face value or holding such securities until maturity.

In the event that a corporate borrower failed to pay its scheduled interest or principal payments on participations held by the Fund, the market value of the affected participation would decline, resulting in a loss of value of such investment to the Fund. Accordingly, such participations are speculative and may result in the income level and net assets of the Fund being reduced. Moreover, loan participation agreements generally limit the right of a participant to resell its interest in the loan to a third party and, as a result, loan participations and assignments will be deemed by the Fund to be illiquid investments. The Fund will invest only in participations with respect to borrowers whose creditworthiness is, or is determined by the subadviser to be, substantially equivalent to that of issuers whose senior unsubordinated debt securities are rated B or higher by Moody’s or S&P.

The Fund may purchase from banks participation interests in all or part of specific holdings of debt obligations. Each participation interest is backed by an irrevocable letter of credit or guarantee of the selling bank that the adviser has determined meets the prescribed quality standards of the Fund. Thus, even if the credit of the issuer of the debt obligation does not meet the quality standards of the Fund, the credit of the selling bank will. Loan participations and assignments may be illiquid. For the purposes of diversification and/or concentration calculations, both the borrower and issuer will be considered an “issuer.”

Market Volatility

The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.

Recent instability in the financial markets has led the US Government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. Federal, state, and other governments, their regulatory agencies, or self regulatory organizations may take actions that affect the regulation of the instruments in which the Funds invest, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Funds themselves are regulated. Such legislation or regulation could limit or preclude a Fund’s ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the Funds’ portfolio holdings. Furthermore, volatile financial markets can expose the Funds to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Funds. The Funds have established procedures to assess the liquidity of portfolio holdings and to value instruments for which market prices may not be readily available. The Advisor will monitor developments and seek to manage the Funds in a manner consistent with achieving each Fund’s investment objective, but there can be no assurance that it will be successful in doing so.

Money Market Instruments

Certificates of Deposit. Certificates of deposit are generally short-term, interest-bearing negotiable certificates issued by banks or savings and loan associations against funds deposited in the issuing institution.

Time Deposits. Time deposits are deposits in a bank or other financial institution for a specified period of time at a fixed interest rate for which a negotiable certificate is not received.

Bankers’ Acceptances. A bankers’ acceptance is a time draft drawn on a commercial bank by a borrower usually in connection with an international commercial transaction (to finance the import, export, transfer or storage of goods). The borrower, as well as the bank, is liable for payment, and the bank unconditionally guarantees to pay the draft at its face amount on the maturity date. Most acceptances have maturities of six months or less and are traded in secondary markets prior to maturity.

Commercial Paper. Commercial paper refers to short-term, unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is usually sold on a discount basis and has a maturity at the time of issuance not exceeding nine months.

Corporate Debt Securities. Corporate debt securities with a remaining maturity of less than one year tend to become extremely liquid and are traded as money market securities.

U.S. Government Obligations. Securities issued or guaranteed as to principal and interest by the United States Government include a variety of Treasury securities, which differ only in their interest rates, maturities, and times of issuance. Treasury bills have maturities of one year or less. Treasury notes have maturities of one to ten years, and Treasury bonds generally have maturities of greater than ten years.

Agencies of the United States Government which issue or guarantee obligations include, among others, Export-Import Banks of the United States, Farmers Home Administration, Federal Housing Administration, Government National Mortgage Association, Maritime Administration, Small Business Administration and The Tennessee Valley Authority. Obligations of instrumentalities of the United States Government include securities issued or guaranteed by, among others, the Federal National Mortgage Association, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Banks for Cooperatives, and the U.S. Postal Service. Some of these securities are supported by the full faith and credit of the U.S. Government; others are supported by the right of the issuer to borrow from the Treasury, while still others are supported only by the credit of the instrumentality. There is no guarantee that the U.S. Government will provide financial support to its agencies or instrumentalities, now or in the future, if it is not obligated to do so by law.

Mortgage-Related and Other Asset-Backed Securities

Mortgage Pass-through Securities. These are interests in pools of mortgage loans, assembled and issued by various governmental, government-related, and private organizations. Unlike other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates, these securities provide a monthly payment consisting of both interest and principal payments. In effect, these payments are a “pass-through” of the monthly payments made by the individual borrowers on their residential or commercial mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying property, refinancing or foreclosure, net of fees or costs. “Modified pass-through” securities (such as securities issued by the GNMA) entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates regardless of whether or not the mortgagor actually makes the payment.

The principal governmental guarantor of mortgage-related securities is GNMA. GNMA is a wholly-owned United States Government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the United States Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of Federal Housing Administration insured or Veterans Administration guaranteed mortgages.

Government-related guarantors whose obligations are not backed by the full faith and credit of the United States Government include the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”). FNMA is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. FHLMC is a government-sponsored corporation formerly owned by the twelve Federal Home Loan Banks and now owned entirely by private stockholders. FHLMC issues Participation Certificates (“PCs”) that represent interests in conventional mortgages from FHLMC’s national portfolio. FNMA and FHLMC guarantee the timely payment of interest and ultimate collection of principal on securities they issue, but their guarantees are not backed by the full faith and credit of the United States Government.

Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments for such securities. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The insurance and guarantees are issued by governmental entities, private insurers and the mortgage poolers. Such insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets a Fund’s investment quality standards. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Funds may buy mortgage-related securities without insurance or guarantees if, through an examination of the loan experience and practices of the originator/servicers and poolers, the subadviser determines that the securities meet the Funds’ quality standards. Securities issued by certain private organizations may not be readily marketable.

Mortgage-backed securities that are issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are not subject to the Funds’ industry concentration restrictions, set above below under “Investment Restrictions,” by virtue of the exclusion from the test available to all U.S. Government securities. The Funds will take the position that privately-issued, mortgage-related securities do not represent interests in any particular “industry” or group of industries. The assets underlying such securities may be represented by a portfolio of first lien residential mortgages (including both whole mortgage loans and mortgage participation interests) or portfolios of mortgage pass-through securities issued or guaranteed by GNMA, FNMA or FHLMC. Mortgage loans underlying a mortgage-related security may in turn be insured or guaranteed by the Federal Housing Administration or the Department of Veterans Affairs. In the case of private issue mortgage-related securities whose underlying assets are neither U.S. Government securities nor U.S. Government-insured mortgages, to the extent that real properties securing such assets may be located in the same geographical region, the security may be subject to a greater risk of default than other comparable securities in the event of adverse economic, political or business developments that may affect such region and, ultimately, the ability of residential homeowners to make payments of principal and interest on the underlying mortgages.

It is possible that the availability and the marketability (that is, liquidity) of the securities discussed in this section could be adversely affected by actions of the U.S. government to tighten the availability of its credit. On September 7, 2008, the Federal Housing Finance Agency (“FHFA”), an agency of the U.S. government, placed FNMA and FHLMC into conservatorship, a statutory process with the objective of returning the entities to normal business operations. FHFA will act as the conservator to operate FNMA and FHLMC until they are stabilized. It is unclear what effect this conservatorship will have on the securities issued or guaranteed by FNMA or FHLMC.

Collateralized Mortgage Obligations (“CMOs”). A CMO is similar to a bond in that interest and prepaid principal is paid, in most cases, semiannually. CMOs may be collateralized by whole mortgage loans or by portfolios of mortgage pass-through securities guaranteed by entities such as GNMA, FHLMC, or FNMA, and their income streams.

CMOs are typically structured in multiple classes, each bearing a different stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral. CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes typically receive principal only after the first class has been retired. An investor may be partially guarded against a sooner than desired return of principal because of the sequential payments.

FHLMC CMOs are debt obligations of FHLMC issued in multiple classes having different maturity dates and are secured by the pledge of a pool of conventional mortgage loans purchased by FHLMC. Unlike FHLMC PCs, payments of principal and interest on the CMOs are made semiannually rather than monthly. The amount of principal payable on each semiannual payment date is determined in accordance with FHLMC’s mandatory sinking fund schedule. Sinking fund payments in the CMOs are allocated to the retirement of the individual classes of bonds in the order of their stated maturities. Payments of principal on the mortgage loans in the collateral pool in excess of the amount of FHLMC’s minimum sinking fund obligation for any payment date are paid to the holders of the CMOs as additional sinking-fund payments. Because of the “pass-through” nature of all principal payments received on the collateral pool in excess of FHLMC’s minimum sinking fund requirement, the rate at which principal of the CMOs is actually repaid is likely to be such that each class of bonds will be retired in advance of its scheduled maturity date. If collection of principal (including prepayments) on the mortgage loans during any semiannual payment period is not sufficient to meet FHLMC’s minimum sinking fund obligation on the next sinking fund payment date, FHLMC agrees to make up the deficiency from its general funds.

CMO Residuals. CMO residuals are derivative mortgage securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans. As described above, the cash flow generated by the mortgage assets underlying a series of CMOs is applied first to make required payments of principal and interest on the CMOs and second to pay the related administrative expenses of the issuer. The “residual” in a CMO structure generally represents the interest in any excess cash flow remaining after making the foregoing payments. Each payment of such excess cash flow to a holder of the related CMO residual represents income and/or a return of capital. The amount of residual cash flow resulting from a CMO will depend on, among other things, the characteristics of the mortgage assets, the coupon rate of each class of CMO, prevailing interest rates, the amount of administrative expenses and, in particular, the prepayment experience on the mortgage assets. In addition, if a series of a CMO includes a class that bears interest at an adjustable rate, the yield to maturity on the related CMO residual will also be extremely sensitive to changes in the level of the index upon which interest rate adjustments are based. As described below with respect to stripped mortgage-backed securities, in certain circumstances a Fund may fail to recoup fully its initial investment in a CMO residual.

CMO residuals are generally purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers. The CMO residual market currently may not have the liquidity of other more established securities trading in other markets. CMO residuals may be subject to certain restrictions on transferability, may be deemed “illiquid,” and may be subject to a Fund’s limitations on investment in illiquid securities.

Stripped Mortgage-backed Securities. Stripped mortgage-backed securities (“SMBS”) are derivative multi-class mortgage securities. They may be issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). The yield to maturity on an IO class security is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Fund’s yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may fail to recoup fully its initial investment in these securities even if the security is in one of the highest rating categories.

Although SMBS are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were only recently developed. As a result, established trading markets have not yet developed and, accordingly, these securities may be deemed “illiquid” and subject to a Fund’s limitations on investment in illiquid securities.

A Fund may invest in other mortgage-related securities with features similar to those described above, to the extent consistent with the Fund’s investment objectives and policies.

Adjustable Rate Mortgages—Interest Rate Indices. The One Year Treasury Index is the figure derived from the average weekly quoted yield on U.S. Treasury Securities adjusted to a constant maturity of one year. The Cost of Funds Index reflects the monthly weighted average cost of funds of savings and loan associations and savings banks whose home offices are located in Arizona, California and Nevada (the “FHLB Eleventh District”) that are member institutions of the Federal Home Loan Bank of San Francisco (the “FHLB of San Francisco”), as computed from statistics tabulated and published by the FHLB of San Francisco. The FHLB of San Francisco normally announces the Cost of Funds Index on the last working day of the month following the month in which the cost of funds was incurred.

A number of factors affect the performance of the Cost of Funds Index and may cause the Cost of Funds Index to move in a manner different from indices based upon specific interest rates, such as the One Year Treasury Index. Because of the various origination dates and maturities of the liabilities of member institutions of the FHLB Eleventh District upon which the Cost of Funds Index is based, among other things, at any time the Cost of Funds Index may not reflect the average prevailing market interest rates on new liabilities of similar maturities. There can be no assurance that the Cost of Funds Index will necessarily move in the same direction or at the same rate as prevailing interest rates since as longer term deposits or borrowings mature and are renewed at market interest rates, the Cost of Funds Index will rise or fall depending upon the differential between the prior and the new rates on such deposits and borrowings. In addition, dislocations in the thrift industry in recent years have caused and may continue to cause the cost of funds of thrift institutions to change for reasons unrelated to changes in general interest rate levels. Furthermore, any movement in the Cost of Funds Index as compared to other indices based upon specific interest rates may be affected by changes instituted by the FHLB of San Francisco in the method used to calculate the Cost of Funds Index. To the extent that the Cost of Funds Index may reflect interest changes more slowly than other indices, mortgage loans which adjust in accordance with the Cost of Funds Index may produce a higher yield later than would be produced by such other indices, and in a period of declining interest rates, the Cost of Funds Index may remain higher than other market interest rates which may result in a higher level of principal prepayments on mortgage loans which adjust in accordance with the Cost of Funds Index than mortgage loans which adjust in accordance with other indices.

LIBOR, the London Interbank Offered Rate, is the interest rate that the most creditworthy international banks dealing in U.S. dollar-denominated deposits and loans charge each other for large dollar-denominated loans. LIBOR is also usually the base rate for large dollar-denominated loans in the international market. LIBOR is generally quoted for loans having rate adjustments at one, three, six or twelve month intervals.

Other Asset-backed Securities. Through trusts and other special purpose entities, various types of securities based on financial assets other than mortgage loans are increasingly available, in both pass-through structures similar to mortgage pass-through securities described above and in other structures more like CMOs. As with mortgage-related securities, these asset-backed securities are often backed by a pool of financial assets representing the obligations of a number of different parties. They often include credit-enhancement features similar to mortgage-related securities.

Financial assets on which these securities are based include automobile receivables; credit card receivables; loans to finance boats, recreational vehicles, and mobile homes; computer, copier, railcar, and medical equipment leases; and trade, healthcare, and franchise receivables. In general, the obligations supporting these asset-backed securities are of shorter maturities than mortgage loans and are less likely to experience substantial prepayments. However, obligations such as credit card receivables are generally unsecured and the obligors are often entitled to protection under a number of state and federal consumer credit laws granting, among other things, rights to set off certain amounts owed on the credit cards, thus reducing the balance due. Other obligations that are secured, such as automobile receivables, may present issuers with difficulties in perfecting and executing on the security interests, particularly where the issuer allows the servicers of the receivables to retain possession of the underlying obligations, thus increasing the risk that recoveries on defaulted obligations may not be adequate to support payments on the securities.

The subadviser expects additional assets will be “securitized” in the future. A Fund may invest in any such instruments or variations on them to the extent consistent with the Fund’s investment objectives and policies.

Interest Rate Considerations. The market value of debt securities that are interest rate sensitive is inversely related to changes in interest rates. That is, an interest rate decline produces an increase in a security’s market value and an interest rate increase produces a decrease in value. The longer the remaining maturity of a security, the greater the effect of interest rate changes. Changes in the ability of an issuer to make payments of interest and principal and in the market’s perception of its creditworthiness also affect the market value of that issuer’s debt securities.

Prepayments of principal of mortgage-related securities by mortgagors or mortgage foreclosures affect the average life of the mortgage-related securities in a fund’s portfolio. Mortgage prepayments are affected by the level of interest rates and other factors, including general economic conditions and the underlying location and age of the mortgage. In periods of rising interest rates, the prepayment rate tends to decrease, lengthening the average life of a pool of mortgage-related securities. In periods of falling interest rates, the prepayment rate tends to increase, shortening the average life of a pool. Because prepayments of principal generally occur when interest rates are declining, it is likely that a fund, to the extent that it retains the same percentage of debt securities, may have to reinvest the proceeds of prepayments at lower interest rates than those of its previous investments. If this occurs, that fund’s yield will correspondingly decline. Thus, mortgage-related securities may have less potential for capital appreciation in periods of falling interest rates than other fixed-income securities of comparable duration, although they may have a comparable risk of decline in market value in periods of rising interest rates. To the extent that a fund purchases mortgage-related securities at a premium, unscheduled prepayments, which are made at par, result in a loss equal to any unamortized premium.

Duration is one of the fundamental tools used by the adviser in managing interest rate risks including prepayment risks. Traditionally, a debt security’s “term to maturity” characterizes a security’s sensitivity to changes in interest rates. “Term to maturity,” however, measures only the time until a debt security provides its final payment, taking no account of prematurity payments. Most debt securities provide interest (“coupon”) payments in addition to a final (“par”) payment at maturity, and some securities have call provisions allowing the issuer to repay the instrument in full before maturity date, each of which affect the security’s response to interest rate changes. “Duration” is considered a more precise measure of interest rate risk than “term to maturity.” Determining duration may involve the adviser’s estimates of future economic parameters, which may vary from actual future values. Fixed-income securities with effective durations of three years are more responsive to interest rate fluctuations than those with effective durations of one year. For example, if interest rates rise by 1%, the value of securities having an effective duration of three years will generally decrease by approximately 3%.

Mutual Fund Investing

The Fund is authorized to invest in the securities of other investment companies subject to the limitations contained in the 1940 Act. In certain countries, investments by the Fund may only be made through investments in other investment companies that, in turn, are authorized to invest in the securities that are issued in such countries. Investors should recognize that the Fund’s purchase of the securities of such other investment companies results in the layering of expenses such that investors indirectly bear a proportionate part of the expenses for such investment companies including operating costs and investment advisory and administrative fees.

Investment companies in which the Fund may invest may include index-based investments such as exchange-traded funds (“ETFs”), which hold substantially all of their assets in securities representing their specific index. Accordingly, the main risk of investing in index-based investments is the same as investing in a portfolio of equity securities comprising the index. As a shareholder of another investment company, a Fund would bear its pro rata portion of the other investment company’s expenses, including advisory fees, in addition to the expenses a Fund bears directly in connection with its own operations. The market prices of index-based investments will fluctuate in accordance with both changes in the market value of their underlying portfolio securities and due to supply and demand for the instruments on the exchanges on which they are traded (which may result in their trading at a discount or premium to their NAVs). Index-based investments may not replicate exactly the performance of their specific index because of transaction costs and because of the temporary unavailability of certain component securities of the index.

Participation on Creditors’ Committees

The Fund may participate on committees formed by creditors to negotiate with the management of financially troubled issuers of securities held by the Fund. Such participation may subject the Fund to expenses such as legal fees and may make the fund an “insider” of the issuer for purposes of the federal securities laws, and therefore may restrict the Fund’s ability to purchase or sell a particular security when it might otherwise desire to do so. Participation by the Fund on such committees also may expose the Fund to potential liabilities under the federal bankruptcy laws or other laws governing the rights of creditors and debtors. The Fund will participate on such committees only when the subadviser believes that such participation is necessary or desirable to enforce the Fund’s rights as a creditor or to protect the value of securities held by the Fund.

Preferred Stocks

The Fund may invest in preferred stocks. Preferred stocks have a preference over common stocks in liquidation (and generally dividends as well) but are subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stocks with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risks while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similarly stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Private Placements and Rule 144A Securities

The Fund may purchase securities which have been privately issued and are subject to legal restrictions on resale or which are issued to qualified institutional investors under special rules adopted by the SEC. Such securities may offer higher yields than comparable publicly traded securities. Such securities ordinarily can be sold by the Fund in secondary market transactions to certain qualified investors pursuant to rules established by the SEC, in privately negotiated transactions to a limited number of purchasers or in a public offering made pursuant to an effective registration statement under the Securities Act of 1933 (The “1933 Act”). Public sales of such securities by the Fund may involve significant delays and expense. Private sales often require negotiation with one or more purchasers and may produce less favorable prices than the sale of similar unrestricted securities. Public sales generally involve the time and expense of the preparation and processing of a registration statement under the 1933 Act (the possible decline in value of the securities during such period) and may involve the payment of underwriting commissions. In some instances, the Fund may have to bear certain costs of registration in order to sell such shares publicly. Except in the case of securities sold to qualifying institutional investors under special rules adopted by the SEC for which the Trustees of the Fund determine the secondary market is liquid, Rule 144A securities will be considered illiquid. Trustees of the Fund may determine the secondary market is liquid based upon the following factors which will be reviewed periodically as required pursuant to procedures adopted by the Fund; the number of dealers willing to purchase or sell the security; the frequency of trades; dealer undertakings to make a market in the security, and the nature of the security and its market. Investing in Rule 144A Securities could have the effect of increasing the level of the Fund’s illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities. (See “Illiquid and Restricted Securities” above.)

Ratings

If the rating of a security purchased by a Fund is subsequently reduced below the minimum rating required for purchase or a security purchased by the Fund ceases to be rated, neither event will require the sale of the security. However, the Adviser, as applicable, will consider any such event in determining whether the Fund should continue to hold the security. To the extent that ratings established by Moody’s or S&P may change as a result of changes in such organizations or their rating systems, the Funds will invest in securities which are deemed by the Fund’s adviser to be of comparable quality to securities whose current ratings render them eligible for purchase by the Fund.

Credit ratings issued by credit rating agencies evaluate the safety of principal and interest payments of rated securities. They do not, however, evaluate the market value risk of low-rated securities and therefore may not fully reflect the true risks of an investment. In addition, credit rating agencies may or may not make timely changes in a rating to reflect changes in the economy or in the condition of the issuer that affect the market value of the security. Consequently, credit ratings are used only as a preliminary indicator of investment quality.

Real Estate Investment Trusts (REITs)

REITs pool investors’ funds for investment primarily in income-producing commercial real estate or real estate related loans. A REIT is not taxed on income distributed to shareholders if it complies with several requirements relating to its organization, ownership, assets, and income and a requirement that it distribute to its shareholders at least 90% of its taxable income (other than net capital gains) for each taxable year.

REITs can generally be classified as follows:

•

Equity REITs, which invest the majority of their assets directly in real property and derive their income primarily from rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value.

•	Mortgage REITs, which invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments.

•	Hybrid REITs, which combine the characteristics of both equity REITs and mortgage REITs.

Risks of Investment in Real Estate Securities. Selecting REITs requires an evaluation of the merits of each type of asset a particular REIT owns, as well as regional and local economics. The Global Real Estate, International Real Estate and Real Estate Fund will not invest in real estate directly, but only in securities issued by real estate companies. However, each Fund may be subject to risks similar to those associated with the direct ownership of real estate because of its policy of concentrating in the securities of companies in the real estate industry. These include declines in the value of real estate, risks related to general and local economic conditions, dependence on management skill, cash flow dependence, possible lack of availability of long-term mortgage funds, over-building, extended vacancies of properties, decreased occupancy rates and increased competition, increases in property taxes and operating expenses, changes in neighborhood values and the appeal of the properties to tenants and changes in interest rates.

In addition to these risks, equity REITs may be affected by changes in the value of the underlying properties they own, while mortgage REITs may be affected by the quality of any credit extended. Further, equity and mortgage REITs are dependent upon management skills and generally are not diversified. Equity and mortgage REITs are also subject to potential defaults by borrowers, self-liquidation, and the possibility of failing to qualify as a REIT under the Code and failing to maintain exemption from the Investment Company Act of 1940. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments. In addition, investment in REITs could cause the Fund to possibly fail to qualify as a regulated investment company.

Repurchase Agreements

The Fund may enter into repurchase agreements with banks, broker-dealers or other financial institutions in order to generate additional current income. Under a repurchase agreement, a Fund acquires a security from a seller subject to resale to the seller at an agreed upon price and date. The resale price reflects an agreed upon interest rate effective for the time period the security is held by the Fund. The repurchase price may be higher than the purchase price, the difference being income to the Fund, or the purchase and repurchase price may be the same, with interest payable to the Fund at a stated rate together with the repurchase price on repurchase. In either case, the income to the Fund is unrelated to the interest rate on the security. Typically, repurchase agreements are in effect for one week or less, but may be in effect for longer periods of time. Repurchase agreements of more than one week’s duration are subject to each Fund’s limitation on investments in illiquid securities.

Repurchase agreements are considered by the SEC to be loans by the purchaser collateralized by the underlying securities. In an attempt to reduce the risk of incurring a loss on a repurchase agreement, the Funds will generally enter into repurchase agreements only with domestic banks with total assets in excess of one billion dollars, primary dealers in U.S. Government securities reporting to the Federal Reserve Bank of New York or broker-dealers approved by the Trustees of the Trust. The subadviser will monitor the value of the underlying securities throughout the term of the agreement to attempt to ensure that their market value always equals or exceeds the agreed-upon repurchase price to be paid to a Fund. Each Fund will maintain a segregated account with its custodian, or a subcustodian for the securities and other collateral, if any, acquired under a repurchase agreement for the term of the agreement.

In addition to the risk of the seller’s default or a decline in value of the underlying security, a Fund also might incur disposition costs in connection with liquidating the underlying securities. If the seller becomes insolvent and subject to liquidation or reorganization under the Bankruptcy Code or other laws, a court may determine that the underlying security is collateral for a loan by a Fund not within the control of that Fund and therefore subject to sale by the seller’s trustee in bankruptcy. Finally, it is possible that a Fund may not be able to perfect its interest in the underlying security and may be deemed an unsecured creditor of the seller. While the Trustees of the Trust acknowledge these risks, it is expected that they can be controlled through careful structuring of repurchase agreement transactions to meet requirements for treatment as a purchase and sale under the bankruptcy laws and through monitoring procedures designed to assure the creditworthiness of counter-parties to such transactions.

Securities Lending

A Fund may lend portfolio securities to broker-dealers and other financial institutions, provided that such loans are callable at any time by the Fund utilizing this investment technique and are at all times secured by collateral held by the Fund at least equal to the market value, determined daily, of the loaned securities. The Fund utilizing this investment technique will continue to receive any income on the loaned securities, and at the same time will earn interest on cash collateral or a securities lending fee in the case of collateral in the form of U.S. Government securities. A loan may be terminated at any time by either the Fund or the borrower. Upon termination of a loan, the borrower will be required to return the securities to the Fund, and any gain or loss in the market price during the period of the loan would accrue to the Fund. If the borrower fails to maintain the requisite amount of collateral, the loan will automatically terminate, and the Fund may use the collateral to replace the loaned securities while holding the borrower liable for any excess of the replacement cost over the amount of the collateral.

When voting or consent rights which accompany loaned securities pass to the borrower, the Fund will follow the policy of calling the loan, in whole or in part as may be appropriate, in order to exercise such rights if the matters involved would have a material effect on the Fund’s investment in the securities which are the subject of the loan. The Fund may pay reasonable finders, administrative and custodial fees in connection with loans of its portfolio securities.

As with any extension of credit, there are risks of delay in recovery of the loaned securities and in some cases loss of rights in the collateral should the borrower of the securities fail financially. However, loans of portfolio securities will be made only to firms considered by the Trust to be creditworthy and when the Adviser believes the consideration to be earned justifies the attendant risks.

Short Sales

The Fund may sell securities short as part of its overall portfolio management strategies involving the use of derivative instruments and to offset potential declines in long positions in similar securities. A short sale is a transaction in which a Fund sells a security it does not own or have the right to acquire (or that it owns but does not wish to deliver) in anticipation that the market price of that security will decline.

When a Fund makes a short sale, the broker-dealer through which the short sale is made must borrow the security sold short and deliver it to the party purchasing the security. The Fund is required to make a margin deposit in connection with such short sales; the Fund may have to pay a fee to borrow particular securities and will often be obligated to pay over any dividends and accrued interest on borrowed securities.

If the price of the security sold short increases between the time of the short sale and the time the Fund covers its short position, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

To the extent a Fund sells securities short, it will provide collateral to the broker-dealer and (except in the case of short sales “against the box”) will maintain additional asset coverage in the form of liquid assets with its custodian in a segregated account in an amount at least equal to the difference between the current market value of the securities sold short and any amounts required to be deposited as collateral with the selling broker (not including the proceeds of the short sale). A short sale is “against the box” to the extent the Fund contemporaneously owns, or has the right to obtain at no added cost, securities identical to those sold short.

Small Companies

Investors in funds that invest in smaller companies should consider carefully the special risks involved. Such smaller companies may present greater opportunities for capital appreciation but may involve greater risk than larger, more mature issuers. Such smaller companies may have limited product lines, markets or financial resources, and their securities may trade less frequently and in more limited volume than those of larger, more mature companies. As a result, the prices of their securities may fluctuate more than those of larger issuers.

Taxable Bonds

The Fund may from time to time invest a portion of its assets on a temporary basis in “temporary investments”; the income from which, may be subject to federal and California income tax. Specifically, the Fund may invest in “private activity bonds,” the income from which is not exempt from federal income taxation (the interest on which is also treated as an item of tax preference for purposes of the Alternative Minimum Tax (“AMT Bonds”)). Such temporary investments may consist of notes of issuers having, at the time of purchase, an issue of outstanding municipal bonds rated within the three highest grades by S&P, Moody’s or Fitch (taxable or tax exempt); commercial paper rated at least A-1 by Moody’s, P-1 by S&P or F-1 by Fitch; and U.S. Treasury and agency securities. The Fund may invest in California bonds with any maturity and may purchase short-term municipal notes such as tax anticipation notes, revenue anticipation notes and bond anticipation notes.

Tax-Exempt Bonds

Tax-exempt bonds are debt obligations issued by the various states and their subdivisions (e.g., cities, counties, towns, and school districts) to raise funds, generally for various public improvements requiring long-term capital investment. Purposes for which tax-exempt bonds are issued include flood control, airports, bridges and highways, housing, medical facilities, schools, mass transportation and power, water or sewage plants, as well as others. Tax-exempt bonds also are occasionally issued to retire outstanding obligations, to obtain funds for operating expenses or to loan to other public or, in some cases, private sector organizations or to individuals.

The two principal classifications of tax-exempt bonds are “general obligation” and “revenue.” General obligations or “G.O.s” are secured by the issuer’s general pledge of its faith, credit, and taxing power for the payment of principal and interest. Revenue bonds are payable only from monies derived from a specified source such as operating a particular facility or from a guarantee, lease, specific tax or pool of assets, e.g., a portfolio of mortgages.

Pollution control or other bonds backed by private corporations do not generally have the pledge of the credit of the issuing public body but are secured only by the credit of the corporation benefiting from the facilities being financed. There are, of course, variations in the security of municipal bonds, both within a particular classification and between classifications depending on numerous factors.

The yields on tax-exempt bonds are dependent on a variety of factors, including general money market conditions, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligations and the rating of the issue. The ratings of S&P, Moody’s and Fitch represent their opinions as to the quality of the tax-exempt bonds which they undertake to rate. It should be emphasized however, that ratings are general and not absolute standards of quality. Consequently, tax-exempt bonds with the same maturity and coupon with different ratings may have the same yield.

The ability of issuers engaged in the generation, distribution and/or sale of electrical power and/or natural gas to make payments of principal or interest on such obligations is dependent upon, among other things, the continuing ability of such issuers to derive sufficient revenues from their operations to meet debt service requirements. General problems confronting such issuers include the difficulty in financing construction projects during inflationary periods, restrictions on operations and increased costs and delays attributable to applicable environmental laws, the difficulty in obtaining fuel for energy generation at reasonable prices, the difficulty in obtaining natural gas for resale, and the effects of present or proposed energy or natural resource conservation programs.

There are several federal housing subsidy programs used by state housing agencies which do not result in unconditional protection of the bondholder. Changes enacted by Congress in these programs or administrative difficulties may result in decreases in the present actual or future estimated debt service coverage. A reduction in coverage may also result from economic fluctuations leading to changes in interest rates or operating costs. Most state housing authority bonds are also “moral obligations” of the issuing states; however, a few programs specifically reject the “moral obligation.” In many but not all cases, this “moral obligation” is explicitly reflected in the bond contract by means of an option permitting the state legislature to provide debt service support if the legislature so chooses; thus, this option provides the bondholder with an additional source of potential support not directly related to the specific housing program.

Subsequent to its purchase by the Fund, an issue of tax-exempt bonds or a temporary investment may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event will require the elimination of such obligation from the Fund’s portfolio but the adviser will consider such an event in its determination of whether the Fund should continue to hold such obligation in its portfolio. To the extent that the ratings assigned by S&P, Moody’s or Fitch for tax- exempt bonds or temporary investments may change as a result of changes in such organizations, or changes in their rating systems, the Fund will attempt to use comparable ratings as standards for its investments in tax-exempt bonds or temporary investments in accordance with the investment policies contained herein.

The Fund may purchase municipal obligations on a when-issued basis; i.e., delivery and payment for the securities will take place after the transaction date, normally within 15 to 45 days, though the payment obligation and the interest rate that will be received on the securities are fixed at the time the buyer enters into the commitment. The Fund will only make commitments to purchase such securities with the intention of actually acquiring the securities, but the Fund may sell these securities before the settlement date if it is deemed advisable as a matter of investment strategy. When the Fund purchases securities on a when-issued or forward-commitment basis, the Fund will specifically designate on its accounting records securities having a value (determined daily) at least equal to the amount of the Fund’s purchase commitments. These procedures are designed to ensure that the Fund will maintain sufficient assets at all times to cover its obligations under when-issued purchases and forward commitments.

Securities purchased on a when-issued basis and the securities held in the Fund’s portfolio are subject to changes in value based upon the public’s perception of the creditworthiness of the issuer and changes in the level of interest rates. Generally, the value of such securities will fluctuate inversely to changes in interest rates, i.e., they will appreciate in value when interest rates decline and decrease in value when interest rates rise. Therefore, in order to achieve higher interest income, if the Fund remains substantially invested at the same time that it has purchased securities on a when-issued basis, there will be a greater possibility of fluctuation in the Fund’s net asset value.

Variable and Floating Rate Securities

A Fund may invest in securities with variable and floating rates. Some municipal securities bear rates of interest that are adjusted periodically according to formulae intended to minimize fluctuation in values of floating rate instruments. Variable rate instruments are those whose terms provide for automatic establishment of a new interest rate on set dates. Floating rate instruments are those whose terms provide for automatic adjustment of their interest rates whenever some specified interest rate changes. Variable rate and floating rate instruments will be referred to collectively as “Variable Rate Securities.” The interest rate on Variable Rate Securities is ordinarily determined by reference to, or is a percentage of, a bank’s prime rate, the 90-day U.S. Treasury Bill rate, the rate of return on commercial paper or bank certificates of deposit, an index of short-term, tax-exempt rates, or some objective standard. Generally, the changes in the interest rate on Variable Rate Securities reduce the fluctuation in the market value of such securities. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less than for fixed-rate obligations.

Warrants or Rights to Purchase Securities

The Fund may invest in or acquire warrants or rights, valued at the lower of cost or market, to purchase equity or fixed income securities, during a specific period of time. Included are warrants and rights whose underlying securities are not traded on principal domestic or foreign exchanges. Bonds with warrants attached to purchase equity securities have many characteristics of convertible bonds and their prices may, to some degree, reflect the performance of the underlying stock. Bonds also may be issued with warrants attached to purchase additional fixed income securities at the same coupon rate. A decline in interest rates would permit a Fund to buy additional bonds at the favorable rate or to sell the warrants at a profit. If interest rates rise, the warrants would generally expire with no value.

When-Issued and Delayed-Delivery Transactions

Each Fund may purchase securities on a when-issued or forward commitment basis. These transactions are also know as delayed-delivery transactions. (The phrase “delayed delivery” is not intended to include purchases where a delay in delivery involves only a brief period required by the selling party solely to locate appropriate certificates and prepare them for submission for clearance and settlement in the customary way.) Delayed-delivery transactions involve a commitment by a Fund to purchase or sell securities at a future date (ordinarily up to 90 days later). The price of the underlying securities (usually expressed in terms of yield) and the date when the securities will be delivered and paid for (the settlement date) are fixed at the time the transaction is negotiated. When-issued purchases and forward commitments are negotiated directly with the selling party.

When-issued purchases and forward commitments enable a Fund to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. For example, in periods of rising interest rates and falling bond prices, a Fund might sell debt securities it owns on a forward commitment basis to limit its exposure to falling prices. In periods of falling interest rates and rising prices, a Fund might sell securities it owns and purchase the same or similar securities on a when-issued or forward commitment basis, thereby obtaining the benefit of currently higher yields. A Fund will not enter into such transactions for the purpose of leverage.

The value of securities purchased on a when-issued or forward commitment basis and any subsequent fluctuations in their value will be reflected in the Fund’s net asset value starting on the first business day after the date of the agreement to purchase the securities. The Fund will be subject to the rights and risks of ownership of the securities on the agreement date. A Fund will not earn interest on securities it has committed to purchase until they are paid for and received.

When a Fund makes a forward commitment to sell securities it owns, the proceeds to be received upon settlement will be included in the Fund’s assets. Fluctuations in the market value of the underlying securities will not be reflected in the Fund’s net asset value as long as the commitment to sell remains in effect. Settlement of when-issued purchases and forward commitment transactions generally takes place up to 90 days after the date of the transaction, but a Fund may agree to a longer settlement period.

A Fund will make commitments to purchase securities on a when-issued basis or to purchase or sell securities on a forward commitment basis only with the intention of completing the transaction and actually purchasing or selling the securities. If deemed advisable as a matter of investment strategy, however, a Fund may dispose of or renegotiate a commitment after it is entered into. A Fund also may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. The Fund may realize a capital gain or loss in connection with these transactions.

When a Fund purchases securities on a when-issued or forward-commitment basis, the Fund will specifically designate on its accounting records securities having a value (determined daily) at least equal to the amount of the Fund’s purchase commitments. These procedures are designed to ensure that each Fund will maintain sufficient assets at all times to cover its obligations under when-issued purchases and forward commitments.

CA TAX-EXEMPT BOND FUND ONLY

Special California Risk Factors

The California Constitution and various state statutes that limit the taxing and spending authority of the state of California (the “State”) government entities may impair the ability of State issuers to maintain debt service on their obligations, as described more fully below. The following information as to certain State risk factors is provided to investors in view of the policy of the Fund to concentrate its investments in State and municipal issues. Such information constitutes only a brief discussion, does not purport to be a complete description and is based on information from sources believed by the Fund to be reliable, including official statements relating to securities offerings of State and municipal issuers and periodic publications by national rating organizations. Such information, however, has not been independently verified by the Fund.

Certain of the State’s municipal securities in which the Fund may invest may be obligations of issuers that rely in whole or in part on State revenues for payment of these obligations. Property tax revenues and a portion of the State’s General Fund surplus are distributed to counties, cities and their various taxing entities and the State assumes certain obligations previously paid out of local funds. Whether and to what extent a portion of the State’s General Fund will be distributed in the future to counties, cities and various entities is unclear.

Certain legislation enacted in the State over many years could significantly limit State agencies’, local governments’ and districts’ ability to collect sufficient funds to meet debt service on bonds and other obligations. Article XIIIA of the California Constitution, as amended, places restrictions and limits on California taxing entities in their ability to increase real property taxes. Article XIIIB of the California Constitution, added by Proposition 4, imposes on State and municipal entities an annual appropriations limit with respect to certain expenditures and requires the allocation of excess revenues to State education funds. Annual appropriations limits are adjusted annually to reflect changes in consumer prices, population, and certain services provided by these entities. The California Constitution, through amendments made by Propositions 98 and 111, also requires minimum levels of funding for public school and community college districts. Articles XIIIC and XIIID of the California Constitution provide for limitations on the ability of local government agencies to impose or raise various taxes, fees, charges, and assessments without voter approval. Certain “general taxes” imposed after January 1, 1995 by local government must be approved by voters in order to remain in effect, and local voters may have the right to present initiatives to reduce taxes, fees, assessments, or charges imposed by the local government.

In March 2004, State voters approved two more ballot measures, collectively known as the Economic Recovery Bond Measures, Propositions 57 and 58. The “Balanced Budget Act” was implemented as a result of these measures. The Balanced Budget Act includes a provision for a “Rainy Day” fund requiring that beginning in fiscal 2006-07, depending on the strength of the economy, from 1% to 3% of annual General Fund revenues must be set aside in a reserve fund, the Budget Stabilization Account (“BSA”). Additionally, the Balanced Budget Act mandates that projected expenditures cannot exceed projected revenues.

Certain State municipal securities that the Fund may own may be secured in whole or in part by mortgages or real property deeds of trust, and the rights of the Fund to obtain payment from such security may be constrained by State laws addressing non-judicial foreclosure rights and transfers of title by sale by private owner, antideficiency provisions, and limits on the ability to receive pre-payment charges on mortgage loans. These types of State statutes, among other limits imposed by State law, could affect the flow of revenues to an issuer for debt service on outstanding debt obligations.

Finally, litigation may play a role in the future of the State’s economy, as it is a party to numerous legal proceedings, many of which normally recur in governmental operations. In addition, the State is involved in certain other legal proceedings which, if decided against the State, may require the State to make significant future expenditures or may impair future revenue sources.

California Economic History and Outlook

Since the beginning of 2007, California has experienced a number of shocks that have taken a significant toll on the economy—a deepening housing slump, a breakdown in mortgage markets, tight credit conditions, volatile financial markets and soaring energy prices, all of which, except for soaring energy prices, continue to be significant challenges today. The worldwide recession from the last quarter of 2008 through the second quarter of 2009 and the rapid decline in employment in California from its peak in July 2007 have combined with the other economic conditions mentioned above to adversely affect the principal sources of revenues for the California General Fund. General Fund revenues have been soft, coming in below the levels anticipated in the budgets for 2008-09 and 2009-10. General Fund revenues are expected to decline in 2010-11 as revenue growth is more than offset by the temporary effects of previous revenue acceleration, limitations on use of corporate tax credits and deductions and other policy changes disappear, and in 2011-12, primarily as a result of expiring increases in personal income tax, sales and use tax and vehicle license fees. These forecasted reductions in General Fund revenues will need to be addressed in future budgets and are a risk factor in investments in California municipal securities.

The 2008-2009 Budget

California’s 2008-2009 fiscal year budget was signed into law on September 23, 2008, a record 85 days late. When Governor Schwarzenegger proposed his 2008-2009 budget in January 2008, the budget had a projected shortfall of $14.5 billion due to continued softness in the State’s economy, delays in implementing several measures designed to reduce the gap between expenditures and revenues in the 2007-08 budget, and rising costs in some programs. The Governor’s January 2008 budget proposed $17 billion in 2007-08 and 2008-09 actions designed to balance the budget, and projected a reserve of $2.8 billion. Some of the major proposals from January included raising $3.3 billion from issuing additional Economic Recovery Bonds; suspending the $1.5 billion 2008-09 BSA transfer; suspending the Proposition 98 minimum level of funding guarantee for K-12 education, community colleges, and related child development, mental health, and developmental service programs for 2008-09; and reducing most programs’ spending by 10% in an across-the-board manner.

By the time the 2008-09 budget was signed into law, the budget deficit had increased from $14.5 billion to $24.3 billion. The most substantial factor resulting in this increase in the budget deficit was a $6 billion decrease in estimated General Fund revenues due to California’s weakening economy. Other factors included increased program costs, higher estimates of growth and costs of living adjustments, and erosion of savings due to delays in the adoption of proposed reductions.

As of mid-December 2008, California’s combined shortfall for the remainder of its current fiscal year and for its next fiscal year budget was estimated at $41.8 billion, reflecting the continuing slump in housing, rise in unemployment and sagging consumer spending as slowdowns continued to grip both the State and national economies. As a result of the steadily increasing budget deficit, several emergency hearings were called in November as part of the Governor’s Special Session on the Budget in an effort to put together an economic stimulus plan designed to encourage new employment, lower the costs of doing business in California, expedite large state-funded infrastructure projects, and increase investment in the State.

In December 2008, the State was at risk of running out cash and losing its ability to issue debt to fund $13 billion in public works, including upgrading highways, improving levees and building more schools, prisons, jails, courthouses and reservoirs if lawmakers failed to pass a balanced budget. On February 19, 2009, the Legislature passed the proposed budget for 2008-2009, closing the budget gap of $42 billion and outlining spending for the next 17 months through June 30, 2010, however, the State was unable to avoid suspending payments to contractors and delaying the payment of income tax refunds to conserve cash.

The 2009-2010 Budget

The 2009-10 budget proposal included $13 billion in new taxes, cut spending by $15 billion, borrowed or redirected funds from local governments and certain State programs and utilized federal stimulus funds to close the gap. Some tax increases took effect on April 1, 2009, while others were delayed until July 1 and were contingent upon the approval by the voters of ballot measures in a referendum to held in May. After the ballot measures were rejected in May, the Legislature was forced to enact another round of spending cuts, borrowing and redirecting funds from local governments and take other measures, without making additional tax increases, to close a resulting gap of approximately $26.3 billion. A revised budget was passed on July 21, 2009, but not before the State was forced to resort to issuing IOUs to pay creditors and experienced another round of reductions in the State’s bond ratings to the lowest of any state and to levels last seen in California in 2003. The size of the 2-year deficit going into fiscal year 2010, though estimated in January 2009 to be $41.6 billion grew to almost $60 billion by July 2009. The July 2009 budget package added $18 billion in spending cuts, $3.5 billion in one-time measures and transfers and $2.2 billion in borrowing. While the July 2009 budget package closed the $60 billion gap, the State’s inability to implement several major solutions presents new budget problems for the State. The failed budget solutions include:

•

An estimated $1.4 billion problem in the California Department of Corrections and Rehabilitation (CDCR) budget, largely the result of higher-than-budgeted spending by the prison medical care Receiver, and policy adjustments that were insufficient to allow the prison and parole systems to meet budget reduction targets.

•	Nearly $900 million of higher-than-budgeted spending for the Medi-Cal Program—due to the State’s inability to obtain additional federal funds or flexibility to reduce program costs.

•	The expected inability of the State to sell the State Compensation Insurance Fund (SCIF), a quasi-public workers’ compensation insurer, for the budgeted amount of $1 billion in 2009-10.

•	The State’s loss of a court case that makes the General Fund unable to benefit from over $800 million in transportation funds in 2009-10.

•	A nearly $1 billion increase in the Proposition 98 funding guarantee for K-14 education in 2009-10.

The ongoing impact of most of the above-referenced problems further expands the multibillion-dollar operating shortfall that policymakers already expected in the 2010-11 budget year. In addition, unemployment stood at 12.5% in October 2009 amid the loss of 687,700 jobs from the year before, when the jobless figure was 8%. Furthermore, the State has recorded the nation’s second-highest rate of home foreclosures, trailing only Nevada. Additional legal challenges to the State budget threaten to drive the State’s identified budget problem even higher.

California’s Fiscal Outlook: 2010-2011

Governor Schwarzenegger’s proposed budget for 2010-11, which he submitted on January 8, 2010, reflects a $19.9 billion gap between revenues and projected State expenditures, which he proposes to close over the next 18 months by streamlining government, reducing costs and reforming the State’s relationship with the federal government. According to the Governor’s proposed 2010-11 budget, the $19.9 billion gap between revenues and projected state expenditures includes:

•	A projected shortfall of $12.3 billion for 2010-11 due to unfunded mandates and a still slow economy.

•	A $1 billion reserve.

•	A $6.6 billion shortfall for the current budget year.

The Governor has declared a fiscal emergency and has called the Legislature into a special session focused on the budget to prevent the shortfall from growing and to avoid further cuts.

The Governor has proposed that $6.9 billion of the shortfall will come from reforming the State’s relationship with the federal government to obtain monies owed to California for faulty reimbursement formulas and federal mandates, including:

•	Reimbursement for special education mandates at a level commensurate with the requirements under federal law, such reimbursement estimated at $1 billion.

•	Full reimbursement for the cost of incarcerating undocumented immigrants through the State Criminal Alien Assistance Program, such reimbursement estimated at $897.7 million.

•	Reimbursement for costs that should have been paid by Medicare and changes in the required level of State payment for Medicare prescription drug benefits, such reimbursement estimated at $1 billion.

The Governor also seeks to expand federal funding in several areas to obtain a total of $6.9 billion of additional funding from the federal government. The proposed budget package identifies spending reductions and extension of revenue increases that will go into effect in the event that the federal government fails to provide the $6.9 billion of additional funding proposed in the budget.

Spending reductions include eliminating the California Work Opportunity and Responsibility to kids (CalWORKS) Program ($1.044 billion); eliminating the Healthy Families Program ($126 million); reducing Medi-Cal eligibility to the minimum allowed under current federal law and eliminating most remaining optional benefits ($532 million); and eliminating non-court required inmate rehabilitation programs, implementing banked parole for low-risk serious and violent offenders, expanding crimes where convicted felons will serve time in local jails and increasing the number of parolees each agent will supervise ($280 million). Governor Schwarzenegger also proposed a 15% reduction in State personnel costs achieved by modifying employee compensation and reducing the State’s workforce budget with changes to employee compensation, which will go into effect on July 1, 2010.

The extension of revenue increases include, but are not limited to, the following for a one year period:

•	Extending suspension of a business’s ability to reduce taxable income by applying net operating losses (NOL) from prior years to reduce current income ($1.2 billion).

•	Extending reduction in the credit for each dependent on the personal income tax from $319 to $102 ($504 million).

•	Lowering to 30% the first phase-in of the ability of corporations to carry back losses two years to offset prior tax profits.

The Governor’s proposed budget projects the State will have sufficient cash to repay $8.8 billion of Revenue Anticipation Notes in May and June 2010 as scheduled, although it will face cash challenges in March 2010. However, absent corrective action, the state will once again face substantial challenges in meeting all General Fund cash needs beginning in July 2010. Proposals to close the budget gap could substantially reduce this cash gap; however, the State will need to obtain external financing early in the fiscal year. Further, it is likely that payment deferrals will still be required to align receipts and disbursements and to reduce the need for external borrowing.

Bond Ratings

As of January 2010, California had the lowest bond ratings of any state in the country. California’s bond ratings fell as a result of the budget crisis. In July 2009, after having already reduced its rating for California to A in March 2009 and A- in June 2009, Fitch Ratings again reduced its rating for California to BBB. In March 2009, Moody’s reduced its rating for California to A2 and then to Baa1 in July 2009. Standard & Poor’s reduced its ratings to A in February 2009 and made another reduction in January 2010 to A-. All three of the ratings agencies had the State on credit watch prior to passing the revised budget in July. The State was removed from credit watch by the ratings agencies in late August 2009; however, the low credit ratings continue.

Puerto Rico

Puerto Rico’s business cycles have generally tracked those of the United States as a whole, although with somewhat greater volatility. Private sector employment growth in Puerto Rico fell sharply in each of the last four recessions, and bottomed out roughly at the end of the downturn on the mainland. From 1983 to 1992, the Commonwealth of Puerto Rico (the “Commonwealth”) generally experienced a wide-ranging economic expansion with growth in almost every sector of its economy and record levels of employment.

Gross domestic product (“GDP”) has been subdued in recent years. In 2007, the estimated GDP was only $77.5 billion, a decline of 1.27%. Private sector employment also showed a decline of 1.1% from the beginning of 2007 to the beginning of 2008 and a decline of 3.5% from its peak at the end of 2005. Some commentators have said that Puerto Rico entered a recession beginning in early 2006 and weak economic conditions resulted in a continued decline into 2009, in line with the results in the United States as a whole. GNP plummeted by 5.5% in fiscal year 2009 (running July 2008 to June 2009) as Puerto Rico suffered its worst contraction on record. The Puerto Rico Planning Board estimates that the base scenario for the GNP forecast in constant terms show a positive growth of 0.7% for fiscal year 2010, reaching $6.47 billion. However, this forecast includes optimistic changes to areas such as visitor consumption and construction investment, which remained subdued in 2009. The contraction of the Puerto Rico economy is likely the result of declines in the United States economy as a whole, but the early onset of the decline in Puerto Rico is probably attributable to local factors, including the phase out of Section 936 of the United States Internal Revenue Code, as amended (the “Code”), which was completed on January 1, 2006, and shrinkage in employment in the government sector, as the government cut public sector employment by 5% from 2004 to 2006.

Puerto Rico has a diversified economy with the manufacturing and services sectors comprising the principal sectors of its economy. Manufacturing is the largest sector in terms of GDP. In fiscal 2007, manufacturing generated 41% of GDP or $36.7 billion in value added. One of the factors that assisted the development of the manufacturing sector was the tax incentives offered by the federal and Commonwealth governments, most notably Section 936 of the Internal Revenue Code. Under Section 936 of the Code, certain qualifying United States corporations were entitled to United States corporate income tax credits for operations in Puerto Rico. However, in 1996, President Clinton signed into law a bill that phased out these tax credits over a nine-year period. Since the phase out was just completed on January 1, 2006, the overall effect on Puerto Rico’s economy from the elimination of tax credits is still unclear. However, to alleviate the loss of the tax credits, some former Section 936 businesses have restructured their companies which do not pay United States federal corporate income tax unless the income generated in Puerto Rico is repatriated to the United States mainland.

In the last two decades, industrial development has tended to be more capital intensive and more dependent on skilled labor. This gradual shift in emphasis is best exemplified by the heavy investment in the pharmaceutical, scientific instruments, computer, microprocessor, medical product and electrical product industries over the last decade. The pharmaceutical industry has invested $1.7 billion in the local economy since 1997 and generates 30,000 direct jobs and 96,000 related jobs. As a result of this investment, Puerto Rico exported over $2 billion in scientific and medical devices in 2003. Notwithstanding the shift toward the scientific sectors, manufacturing areas such as apparel and food products remain important elements of the economy.

The service sector, which has experienced significant growth, partly in response to the expansion of the manufacturing sector, grew in 2005 to comprise $8.2 billion of GDP. In 2007 the private service sector generated 28% of total employment, while service jobs in government accounted for an additional 23%.

The construction industry has been one of the leading sectors in the economy, generating on average close to 70,000 jobs annually. However, it is a sector which is strongly affected by economic cycles. A major component of private sector construction is housing, which has shown signs of weakness in 2008. The total number of new housing units in the first quarter of 2008 fell by 16% when compared to sales in the same quarter of 2007. Since housing is 64% of construction activity, this has had a major impact on the industry.

The tourism sector has remained a key player in Puerto Rico’s economic development. San Juan is the largest homeport for cruise ships in the Caribbean and a major United States airline uses San Juan as a hub for its intra-Caribbean operations. During fiscal year 2007 cruise ship visits increased by 8%, while expenditures from cruise ship visitors increased by 7%. Visits increased from 1.3 million to 1.4 million, while expenditures increased from $160.9 million to $172.2 million. The local tourism industry has been affected recently by the downturn in the mainland economy, the increased cost of energy and environmental challenges to a number of tourism related developments. The uncertainty generated has had a very negative impact on the industry, particularly when the present administration had set a goal of building 5,000 new rooms in the 2005-2009 period.

Historically, the Commonwealth has maintained a fiscal policy which provides for a prudent relationship between the growth of public sector debt and the growth of the economic base required to service that debt. On May 1, 2006, as a result of a political deadlock with the opposition party that controlled Puerto Rico’s legislature, Governor Acevedo-Vilá shut down the government for two weeks due to a budget crisis based on a $740 million deficit. The shut-down affected 1,600 state schools and 45 government agencies and led to a furloughing of nearly 100,000 public employees. The crises ended with a $500 million emergency loan that will be repaid from revenues generated by Puerto Rico’s first ever consumer sales tax, which was set at 5.5%, with each municipality having the option to impose an additional sales tax of up to 1.5%.

Years after the budget crisis, Puerto Rican business and fiscal leaders are continuing to work to restore economic order, retool the banking sector and bring investors back to the Commonwealth. To implement those efforts, investor opportunities continue to be offered in Puerto Rico in terms of medical devices, biotechnology, electronics, textiles, real estate and tourism. In late May 2008, the legislative bodies in Puerto Rico approved a new Industrial Incentives Law with hopes that it would attract new investment and stimulate the economy.

Despite these efforts, Puerto Rico’s economy has remained weak and 2009 was no exception. The Commonwealth failed to see financial stabilization or economic recovery in 2009. Despite the self governing territory having been allocated a $6.5 billion slice of the federal $787 billion stimulus package, which has helped to create some 17,000 jobs, much of this employment—for instance, infrastructure repairs and renovations of public housing—is of a temporary nature. Unemployment increased in September 2009, rising to 16.4% from 15.8% the previous month. Unemployment dipped slightly in October 2009, to 15.9% from 16.4% the previous month. However, this slight fall contrasts with the ongoing decline in the territory’s labor participation rate, which fell to just 42.7% in November, some 22 percentage points below the US national average and equal to the record low hit in August. With activity in key sectors of the economy, such as tourism and manufacturing, remaining subdued due to weak external demand and projected flat growth for 2010, it is projected that the unemployment rate for end-2010 will likely not fall below 16%.

On July 1, 2009 Governor Luis Fortuño, who assumed office on January 2, 2009, signed the General Budget for the Government of Puerto Rico for fiscal year 2009-10. The spending budget of the General Fund for fiscal year 2009-2010 amounted to $7,670 billion. In addition, the approved budget established a $2.5 billion Fiscal Stabilization Fund to be established with the proceeds from the sale of Puerto Rico Sales Tax Financing Corporation subordinate lien bonds. The Stabilization Fund will be used primarily to pay for the costs associated with the payroll reductions and buyout plans included in the Commonwealth’s fiscal reconstruction plan. When the expenditures associated with the Stabilization Fund are included, the Commonwealth’s structural deficit for fiscal 2010 will reach $2.6 billion, or a high 34.5% of general fund recurring revenues.

Although the Commonwealth possesses certain fundamental advantages over its Caribbean neighbors that create the potential for sustained growth overall debt levels remain high compared with the debt of other state and local governments and similarly rated sovereigns. The Commonwealth’s general obligation debt reached $9.7 billion, or approximately 127% of general fund recurring revenues at year-end fiscal 2008. In addition, the commonwealth has $2.66 billion in appropriation debt, $1.4 billion in Government Development Bank for Puerto Rico (“GDB”) loans outstanding, and $5.2 billion in senior lien sales tax revenue bonds. Additionally, as of December 2009, the Commonwealth had issued GDB bond notes raising $1,623 million, which provides the GDB with additional resources to continue addressing the financing needs of public corporations and Government agencies as well as to promote the economic development of the Commonwealth. Part of the proceeds will be used to repay outstanding bonds in order to reduce the cost of bank financing and to stagger future maturities. Debt service expenditures on the debt supported by the general fund reached $392.9 million in fiscal 2009, or approximately 5.1% of general fund recurring revenues.

As a result of chronic budget deficits Puerto Rico maintains bond ratings just above junk status, with a rating of BBB-minus from Standard and Poor’s and a rating of Baa3 from Moody’s. A further cut would make the bonds a speculative investment, raising borrowing costs. Despite its rating, however, Standard & Poor’s deems Puerto Rico’s financial management practices “standard” under its Financial Management Assessment (FMA) methodology, indicating the Commonwealth’s finance department maintains adequate policies in most, but not all, key areas. Fitch Ratings does not rate Puerto Rico.

PERFORMANCE INFORMATION

Performance information for the Funds (and any class of the Funds) may be included in advertisements, sales literature or reports to shareholders or prospective investors. Performance information in advertisements and sales literature may be expressed as a yield of a class of shares and as a total return of a class of shares.

The Funds may from time to time include in advertisements containing total return the ranking of those performance figures relative to such figures for groups of mutual funds having similar investment objectives as categorized by ranking services such as Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Weisenberger Financial Services, Inc. and Morningstar, Inc. Additionally, each Fund may compare its performance results to other investment or savings vehicles (such as certificates of deposit) and may refer to results published in various publications such as Changing Times, Forbes, Fortune, Money, Barrons, Business Week and Investor’s Business Daily, Stanger’s Mutual Fund Monitor, The Stanger Register, Stanger’s Investment Adviser, The Wall Street Journal, The New York Times, Consumer Reports, Registered Representative, Financial Planning, Financial Services Weekly, Financial World, U.S. News and World Report, Standard & Poor’s The Outlook, and Personal Investor. The Funds may from time to time illustrate the benefits of tax deferral by comparing taxable investments to investments made through tax-deferred retirement plans. The total return may also be used to compare the performance of each Fund against certain widely acknowledged outside standards or indices for stock and bond market performance, such as the Standard & Poor’s 500® Index (the “S&P 500® Index”), Dow Jones Industrial Average, Barclays Capital U.S. Aggregate Bond Index, Russell Midcap® Growth Index, MSCI EAFE Index® (Europe Australia Far East), Consumer Price Index, Barclays Capital California Municipal Bond Index, Barclays Capital U.S. High-Yield 2% Issuer Capped Bond Index, Merrill Lynch 1-299 year Medium Quality Corporate Bonds Index, MSCI World Index, FTSE EPRA/NAREIT Developed Rental ex-U.S. Index, Citigroup 90-Day Treasury Bill Index and FTSE NAREIT U.S. Real Estate Index.

Advertisements, sales literature and other communications may contain information about the Funds and advisers’ current investment strategies and management style. Current strategies and style may change to allow the Funds to respond quickly to changing market and economic conditions. From time to time the Funds may include specific portfolio holdings or industries in such communications. To illustrate components of overall performance, each Fund may separate its cumulative and average annual returns into income and capital gains components.

Performance information reflects only the performance of a hypothetical investment in each class during the particular time period on which the calculations are based. Performance information should be considered in light of a Fund’s investment objectives and policies, characteristics and quality of the portfolio, and the market condition during the given time period, and should not be considered as a representation of what may be achieved in the future.

Yield

The 30-day yield quotation as to a class of shares may be computed by dividing the net investment income for the period as to shares of that class by the maximum offering price of each share of that class on the last day of the period, according to the following formula:

YIELD	=	2[(a-b + 1)[6] - 1]
cd

Where:

a =	dividends and interest earned during the period.

b =	net expenses accrued for the period.

c =	the average daily number of shares of the class outstanding during the period that were entitled to receive dividends.

d =	the maximum offering price per share of the class on the last day of the period.

Total Return

Standardized quotations of average annual total return for each class of shares will be expressed in terms of the average annual compounded rate of return for a hypothetical investment in such class of shares over periods of 1, 5 and 10 years or up to the life of the class of shares, calculated for each class separately pursuant to the following formula: P((1+T)(n)) = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). All total return figures reflect the deduction of a proportional share of each class’s expenses (on an annual basis), deduction of the maximum initial sales load in the case of Class A Shares and the maximum contingent deferred sales charge applicable to a complete redemption of the investment in the case of Class B Shares, Class C Shares and Class T Shares, and assume that all dividends and distributions on each class of shares are reinvested when paid.

For average “after-tax” total return, the SEC rules mandate several assumptions, including that the calculations use the historical highest individual federal marginal income tax rates at the time of reinvestment, and that the calculations do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. These returns, for instance, assume that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the redemption. As a result, returns after taxes on distributions and sale of Fund shares may exceed returns after taxes on distributions (but before sale of Fund shares). These returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements.

The Funds may also compute cumulative total return for specified periods based on a hypothetical account with an assumed initial investment of $10,000. The cumulative total return is determined by dividing the net asset value of this account at the end of the specified period by the value of the initial investment and is expressed as a percentage. Calculation of cumulative total return reflects payment of the Class A Share’s maximum sales charge of 4.75% for the fixed income funds (2.25% for the Short Term Bond Fund) and 5.75% for the equity funds and assumes reinvestment of all income dividends and capital gain distributions during the period.

The Funds also may quote annual, average annual and annualized total return and cumulative total return performance data, for any class of shares of the Funds, both as a percentage and as a dollar amount based on a hypothetical $10,000 investment for various periods other than those noted above. Such data will be computed as described above, except that (1) the rates of return calculated will not be average annual rates, but rather, actual annual, annualized or cumulative rates of return and (2) the maximum applicable sales charge will not be included with respect to annual, annualized or cumulative rate of return calculations.

PORTFOLIO TURNOVER

The Funds generally pay brokerage commissions for purchases and sales of portfolio securities other than underlying affiliated mutual funds. Each Fund has a different expected annual rate of portfolio turnover, which is calculated by dividing the lesser of purchases or sales of portfolio securities during the fiscal year by the monthly average of the value of the Fund’s securities (excluding from the computation all securities, including options, with maturities at the time of acquisition of one year or less). A high rate of portfolio turnover generally involves correspondingly greater brokerage commission expenses and other costs, which must be borne directly by a Fund and thus indirectly by its shareholders. Turnover rates may vary greatly from year to year as well as within a particular year and may also be affected by cash requirements for redemptions of each Fund’s shares and by requirements which enable the Trust to receive certain favorable tax treatment (see “Dividends, Distributions and Taxes”). A Fund with a high turnover rate will pay more in brokerage commissions than would be the case if it had a lower portfolio turnover rate. Historical portfolio turnover rates for all Funds can be found under the heading “Financial Highlights” in each Fund’s prospectus.

PORTFOLIO TRANSACTIONS AND BROKERAGE

The AlphaSector Funds and the Alternatives Diversifier Fund generally do not invest directly in securities, but rather invest in ETFs and shares of underlying mutual funds. The shares of the underlying affiliated mutual funds are purchased at net asset value of the shares of that fund without payment of a brokerage commission or a sales charge. The shares of ETFs are purchased through broker-dealers in transactions on a securities exchange, and the Funds will pay customary brokerage commissions for each purchase and sale.

The investment advisers and/or subadvisers (throughout this section the “adviser”) to the underlying affiliated mutual funds execute the portfolio transactions for their respective fund. In allocating portfolio transactions, the adviser must comply with the brokerage and allocation procedures adopted by the boards of trustees of the underlying affiliated mutual funds. The following is a discussion of the portfolio transactions and brokerage procedures of the underlying affiliated mutual funds and the Funds, with the exception of the Funds of Funds.

In effecting portfolio transactions for the Trust, the adviser and/or subadviser (throughout this section, the “adviser”) adheres to the Trust’s policy of seeking best execution and price, determined as described below, except to the extent it is permitted to pay higher brokerage commissions for “brokerage and research services” as defined herein. The adviser may cause the Trust to pay a broker an amount of commission for effecting a securities transaction in excess of the amount of commission which another broker or dealer would have charged for effecting the transaction if the adviser determines in good faith that such amount of commission is reasonable in relation to the value of the brokerage and research services provided by such broker or that any offset of direct expenses of a Fund yields the best net price. As provided in Section 28(e) of the Securities Exchange Act of 1934, “brokerage and research services” include giving advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities; furnishing analyses and reports concerning issuers, industries, economic factors and trends, portfolio strategy and the performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). Brokerage and research services provided by brokers to the Trust or to the adviser are considered to be in addition to and not in lieu of services required to be performed by the adviser under its contract with the Trust and may benefit both the Trust and other clients of the adviser. Conversely, brokerage and research services provided by brokers to other clients of the adviser may benefit the Trust.

If the securities in which a particular Fund of the Trust invests are traded primarily in the over-the-counter market, where possible the Fund will deal directly with the dealers who make a market in the securities involved unless better prices and execution are available elsewhere. Such dealers usually act as principals for their own account. On occasion, securities may be purchased directly from the issuer. Bonds and money market instruments are generally traded on a net basis and do not normally involve either brokerage commission or transfer taxes.

The determination of what may constitute best execution and price in the execution of a securities transaction by a broker involves a number of considerations including, without limitation, the overall direct net economic result to the Trust (involving both price paid or received and any net commissions and other costs paid), the efficiency with which the transaction is effected, the ability to effect the transaction at all where a large block is involved, the availability of the broker to stand ready to execute possibly difficult transactions in the future and the financial strength and stability of the broker. Such considerations are judgmental and are weighed by the adviser in determining the overall reasonableness of brokerage commissions paid by the Trust. Some portfolio transactions are, subject to the Conduct Rules of the FINRA and subject to obtaining best prices and executions, effected through dealers (excluding VP Distributors) who sell shares of the Trust.

The Trust has adopted a policy and procedures governing the execution of aggregated advisory client orders (“bunching procedures”) in an attempt to lower commission costs on a per-share and per-dollar basis. According to the bunching procedures, the adviser shall aggregate transactions unless it believes in its sole discretion that such aggregation is inconsistent with its duty to seek best execution (which shall include the duty to seek best price) for the Trust. No advisory account of the adviser is to be favored over any other account and each account that participates in an aggregated order is expected to participate at the average share price for all transactions of the adviser in that security on a given business day, with all transaction costs shared pro rata based on the Trust’s participation in the transaction. If the aggregated order is filled in its entirety, it shall be allocated among the adviser’s accounts in accordance with the allocation order, and if the order is partially filled, it shall be allocated pro rata based on the allocation order. Notwithstanding the foregoing, the order may be allocated on a basis different from that specified in the allocation order if all accounts of the adviser whose orders are allocated receive fair and equitable treatment and the reason for such different allocation is explained in writing and is approved in writing by the adviser’s compliance officer as soon as practicable after the opening of the markets on the trading day following the day on which the order is executed. If an aggregated order is partially filled and allocated on a basis different from that specified in the allocation order, no account that is benefited by such different allocation may intentionally and knowingly effect any purchase or sale for a reasonable period following the execution of the aggregated order that would result in it receiving or selling more shares than the amount of shares it would have received or sold had the aggregated order been completely filled. The Trustees review these procedures periodically as deemed appropriate.

In certain instances there may be securities that are suitable for a Fund’s portfolio as well as for that of another Fund or one or more of the other clients of the subadviser. Investment decisions for a Fund and for the subadviser’s other clients are made with a view to achieving their respective investment objectives. It may develop that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling that same security. Some simultaneous transactions are inevitable when several clients receive investment advice from the same investment adviser, particularly when the same security is suitable for the investment objectives of more than one client. When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed to be equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security in a particular transaction as far as a Fund is concerned. The Trust believes that over time its ability to participate in volume transactions will produce better executions for the Funds. When appropriate, orders for the account of the Funds are combined with orders for other investment companies or other clients advised by the subadviser, including accounts (such as investment limited partnerships) in which the investment adviser or affiliated or associated persons of the subadviser are investors or have a financial interest, in order to obtain a more favorable commission rate. When the same security is purchased for a Fund and one or more other funds or other clients on the same day, each party generally pays the average price and commissions paid are allocated in direct proportion to the number of shares purchased.

The Trust has implemented, and the Board of Trustees has approved, policies and procedures reasonably designed to prevent (i) the adviser’s and/or subadviser’s personnel responsible for the selection of broker-dealers to effect fund portfolio securities transactions from taking into account, in making those decisions, broker-dealer’s promotion or sales efforts, and (ii) the Trust, its adviser and distributor from entering into any agreement or other understanding under which the Funds’ direct brokerage transactions or revenue generated by those transactions to a broker-dealer to pay for distribution of fund shares. These policies and procedures are designed to prevent the Trust from entering into informal arrangements to direct portfolio securities transactions to a particular broker.

For the fiscal years ended September 30, 2007, 2008 and 2009, brokerage commissions paid by the Trust on portfolio transactions totaled $2,946,715, $6,710,780 and $4,217,927 respectively. Brokerage commissions of $443,074 paid during the fiscal year ended September 30, 2009, were paid on portfolio transactions aggregating $439,010,721 executed by brokers who provided research and other statistical information.

DISCLOSURE OF FUND HOLDINGS

The AlphaSector Funds and the Alternatives Diversifier Fund generally do not invest directly in securities, but rather invest in shares of ETFs and affiliated mutual funds. The following description pertains to the underlying affiliated mutual funds referred to in this section as the (“funds”) in which the AlphaSector Funds and the Alternatives Diversifier Fund invest and it applies to the Funds, with the exception of the AlphaSector Funds and the Alternatives Diversifier Fund.

The Trustees of the Trust have adopted policies with respect to the disclosure of the Funds’ portfolio holdings. These policies provide that the Funds’ portfolio holdings information generally may not be disclosed to any party prior to the information becoming public. Certain limited exceptions are described below. Additionally, the Funds’ policies prohibit Virtus and the Funds’ service providers from entering into any agreement to disclose Fund portfolio holdings in exchange for any form of compensation or consideration. These policies apply to disclosures to all categories of persons, including individual investors, institutional investors, intermediaries who sell shares of the Fund, third parties providing services to the Funds (accounting agent, print vendors, etc.), rating and ranking organizations (Lipper, Morningstar, etc.) and affiliated persons of the Funds.

The Board of Trustees has delegated to the Holdings Disclosure Committee (the “HDC”) the authority to make decisions regarding requests for information on portfolio holdings prior to public disclosure. The HDC will authorize the disclosure of portfolio holdings only if it determines such disclosure to be in the best interests of Fund shareholders. The HDC is composed of the Funds’ Compliance Officer, and officers of the Funds’ Adviser and principal underwriter representing the areas of portfolio management, fund administration, institutional marketing, retail marketing, and distribution.

The Funds’ Compliance Officer is responsible for monitoring the use of portfolio holdings information, for the Funds’ compliance with these policies and for providing regular reports (at least quarterly) to the Board of Trustees regarding their compliance, including information with respect to any potential conflicts of interest between the interests of Fund shareholders and those of Virtus and its affiliates identified during the reporting period and how such conflicts were resolved.

Public Disclosures

In accordance with rules established by the SEC, each Fund sends semiannual and annual reports to shareholders that contain a full listing of portfolio holdings as of the second and fourth fiscal quarters, respectively, within 60 days of quarter end. The Funds also disclose complete portfolio holdings as of the end of the first and third fiscal quarters on Form N-Q, which is filed with the SEC within 60 days of quarter end. The Funds’ shareholder reports are available without charge on Virtus’ Web site at www.virtus.com. The funds’ Form N-Q filings are available on the SEC’s Internet site at sec.gov. The Funds may make their holdings publicly available on Virtus’ Web site prior to these filings in certain circumstances. Additionally, each Fund, except the AlphaSector Funds, provides its top 10 holdings and summary composition data derived from portfolio holdings information on Virtus’ Web site. This information is posted to the Web site at the end of each month with respect to the top 10 holdings, and at the end of each quarter with respect to summary composition information, generally within 10 business days. With respect to certain funds, the top ten holdings and summary composition information are reported on a one-month lag. This information will be available on the Web site until full portfolio holdings information becomes publicly available as described above. The Funds also provide publicly-available portfolio holdings information directly to ratings agencies, the frequency and timing of which is determined under the terms of the contractual arrangements with such agencies, and may provide to financial intermediaries, upon request, monthly portfolio holdings for periods included in publicly-available quarterly portfolio holdings disclosures.

Other Disclosures

The HDC may authorize the disclosure of non-public portfolio holdings information under certain limited circumstances. The Funds’ policies provide that non-public disclosures of a Fund’s portfolio holdings may only be made if (i) the Fund has a legitimate business purpose for making such disclosure, and (ii) the party receiving the non-public information enters into a confidentiality agreement, which includes a duty not to trade on the non-public information. The HDC will consider any actual or potential conflicts of interest between Virtus and its mutual fund shareholders and will act in the best interest of the Funds’ shareholders with respect to any such disclosure of portfolio holdings information. If a potential conflict can be resolved in a manner that does not present detrimental effects to Fund shareholders, the HDC may authorize release of portfolio holdings information. Conversely, if the potential conflict cannot be resolved in a manner that does not present detrimental effects to Fund shareholders, the HDC will not authorize such release.

Ongoing Arrangements to Disclose Portfolio Holdings

As previously authorized by the Funds’ Board of Trustees and/or the Funds’ executive officers, the Funds periodically disclose non-public portfolio holdings on a confidential basis to various service providers that require such information in order to assist the Funds in their day-to-day operations, as well as public information to certain ratings organizations. In addition to Virtus and its affiliates, these entities are described in the following table. The table also includes information as to the timing of these entities receiving the portfolio holdings information from the Funds.

Non-Public Portfolio Holdings Information

Type of Service Provider	Name of Service Provider	Timing of Release of Portfolio Holdings Information
Adviser	Virtus Investment Advisers, Inc.	Daily with no delay
Subadviser (Market Neutral Fund)	The Boston Company Asset Management	Daily with no delay
Prime Broker (Market Neutral Fund)	Morgan Stanley	Daily with no delay
Subadviser (Global Infrastructure Fund, Global Real Estate Fund, International Real Estate Fund and Real Estate Fund)	Duff & Phelps Investment Management Co.	Daily with no delay
Subadviser (Multi-Sector Fixed Income Fund, Multi-Sector Short Term Bond Fund and Senior Floating Rate Fund)	Goodwin Capital Advisers, Inc.	Daily with no delay
Subadviser (Bond Fund and High Yield Fund)	SCM Advisors LLC	Daily with no delay
Subadviser (Foreign Opportunities Fund, Global Opportunities Fund, Greater Asia Fund and Greater European Fund)	Vontobel Asset Management, Inc.	Daily with no delay

Type of Service Provider	Name of Service Provider	Timing of Release of Portfolio Holdings Information
Subadvisor Trading Support (Foreign Opportunities Fund, Global Opportunities Fund, Greater Asia Japan Opportunities Fund and Greater European Fund)	Northern Trust Corporation	Daily with no delay
Distributor	VP Distributors, Inc.	Daily with no delay
Custodian (Foreign Opportunities Fund, Global Infrastructure Fund, Global Opportunities Fund, Global Real Estate Fund, Greater Asia Fund, Greater European Fund and International Real Estate Fund)	BNY Mellon	Daily with no delay
Custodian (all other funds)	PFPC Trust Company	Daily with no delay
Class Action Service Provider	Glass Lewis	Daily with no delay
Sub-Financial Agent	PNC Global Investment Servicing (U.S.) Inc. (“PNC GIS”)	Daily with no delay
Consultant (Foreign Opportunities Fund)	Rogercasey	Monthly with four day delay
Distributor (Foreign Opportunities Fund, Real Estate Securities Fund, Multi-Sector Short Term Bond Fund)	Morgan Stanley Smith Barney LLC	Monthly with four day delay
Portfolio Redistribution Firm (Foreign Opportunities Fund)	Thomson Financial LLC	Fiscal quarter with 20 day delay
Independent Registered Public Accounting Firm	PricewaterhouseCoopers LLP	Annual Reporting Period: within 15 business days of end of reporting period Semiannual Reporting Period: within 31 business days of end of reporting period
Typesetting Firm for Financial Reports and Forms N-Q	Bowne/GCom Solutions	Monthly on first business day following month end
Printer for Financial Reports	R.R. Donnelley & Sons Co.	Annual and Semiannual Reporting Period: within 45 days after end of reporting period
Proxy Voting Service	Risk Metrics Group	Twice weekly on an ongoing basis
Intermediary Selling Shares of the Fund	Merrill Lynch	Quarterly within 10 days of quarter end
Third-Party Class B Share Financer	SG Constellation LLC	Weekly based on prior week end
TV Financial Markets Talk Shows	CNBC	Monthly for holdings over 1% of issuer equity, in aggregate.*

Public Portfolio Holdings Information
Portfolio Redistribution Firms	Bloomberg, Standard & Poor’s and Thompson Reuters	Quarterly, 60 days after fiscal quarter end
Rating Agencies	Lipper Inc. and Morningstar	Quarterly, 60 days after quarter end

*	A Virtus officer may, from time to time, appear as host or guest of various programming. CNBC requires certain holdings disclosure in order to monitor potential conflicts of interest.

These service providers are required to keep all non-public information confidential and are prohibited from trading based on the information or otherwise using the information except as necessary in providing services to the Funds.

There is no guarantee that the Funds’ policies on use and dissemination of holdings information will protect the Funds from the potential misuse of holdings by individuals or firms in possession of such information.

SERVICES OF THE ADVISER AND SUBADVISERS

The Adviser

The investment adviser to each of the Funds is Virtus Investment Advisers, Inc. (formerly named Phoenix Investment Counsel, Inc.) (“VIA” or “Adviser”), which is located at 100 Pearl Street, Hartford, Connecticut 06103. VIA was originally organized in 1932 as John P. Chase, Inc. VIA acts as the investment adviser for over 40 mutual funds and as adviser to institutional clients. As of September 30, 2009, VIA had approximately $12.5 billion in assets under management.

All of the outstanding stock of VIA is owned by VP Distributors, which acts as Distributor and Administrator for the Trust and is a wholly-owned indirect subsidiary of Virtus Investment Partners, Inc. (“Virtus”). The principal offices of VP Distributors are located at 100 Pearl Street, Hartford, Connecticut 06103.

The Adviser provides certain services and facilities required to carry on the day-to-day operations of each of the Funds (for which it receives a management fee) other than the costs of printing and mailing proxy materials, reports and notices to shareholders; outside legal and auditing services; regulatory filing fees and expenses of printing the Trust’s registration statements (but the Distributor purchases such copies of the Trust’s prospectuses and reports and communications to shareholders as it may require for sales purposes); insurance expense; association membership dues; brokerage fees; and taxes.

Each Fund will pay expenses incurred in its own operation and will also pay a portion of the Trust’s general administration expenses allocated on the basis of the asset values of the respective Funds.

As compensation for its services to the below Funds, the Adviser receives a fee, which is accrued daily against the value of each Fund’s net assets and paid monthly at the following annual rates:

Alternatives Diversifier Fund	0.10%

	First $1 billion	$1+ billion through $2 billion	$2+ billion
CA Tax-Exempt Bond Fund	0.45%	0.40%	0.35%
Global Infrastructure Fund	0.65%	0.60%	0.55%
Global Opportunities Fund	0.85%	0.80%	0.75%
Global Real Estate Fund	0.85%	0.80%	0.75%
High Yield Fund	0.65%	0.60%	0.55%
International Real Estate Fund	1.00%	0.95%	0.90%
Multi-Sector Fixed Income Fund	0.55%	0.50%	0.45%
Multi-Sector Short Term Bond Fund	0.55%	0.50%	0.45%
Real Estate Fund	0.75%	0.70%	0.65%
Senior Floating Rate Fund	0.60%	0.55%	0.50%

	First $2 billion	$2+ billion through $4 billion	$4+ billion
Foreign Opportunities Fund	0.85%	0.80%	0.75%

		First $1 billion	Over $1 billion
AlphaSector Allocation Fund		0.45%	0.40%
AlphaSector Rotation Fund		0.45%	0.40%
Bond Fund		0.45%	0.40%
Greater Asia Fund		1.00%	0.95%
Greater European Fund		0.85%	0.80%
Market Neutral Fund		1.50%	1.40%

The Adviser has agreed to limit certain of the Funds’ total operating expenses (excluding interest, taxes and extraordinary expenses) so that expenses do not exceed, on an annualized basis, the amounts indicated in the following table.

	Class A	Class B	Class C	Class I
Alternatives Diversifier Fund*	0.20%	N/A	0.20%	N/A
Bond Fund	0.85%	1.60%	1.60%	0.60%
CA Tax-Exempt Bond Fund	0.85%	N/A	N/A	0.60%
Global Opportunities Fund	1.55%	2.30%	2.30%	N/A
Global Real Estate Fund	1.40%	N/A	2.15%	1.15%
Greater Asia Fund	1.80%	N/A	2.55%	1.55%
Greater European Fund	1.45%	N/A	2.20%	1.20%
International Real Estate Fund	1.50%	N/A	2.25%	1.25%
Market Neutral Fund**	1.90%	2.65%	2.65%	1.65%
Senior Floating Rate Fund***	1.20%	N/A	1.95%	0.95%

*	Excludes 12b-1 fees and acquired fund fees and expenses.
**	Excludes dividends on short sales and prime brokerage expenses.
***	Excludes leverage expenses.

The contractual expense limitation arrangements for the Global Real Estate Fund, Greater Asia Fund and Greater European Fund are in effect until March 31, 2010. Following the contractual period, if any, the adviser may discontinue these expense limitation arrangements at any time. The adviser may recapture operating expenses waived or reimbursed under these arrangements subsequent to August 23, 2007, for a period of three years following the end of the fiscal period in which such waiver or reimbursement occurred.

With respect to the Market Neutral Fund, the Adviser has voluntarily agreed to waive 0.15% of its management fee. With respect to the AlphaSector Allocation Fund, the Adviser has voluntarily agreed to waive 0.09% of its management fee. The Adviser may discontinue these fee waivers at any time.

For services to the Funds during the fiscal years ended September 30, 2007, 2008 and 2009, the Adviser received fees of $33,750,400, $35,187,819 and $25,563,416, respectively, under the investment advisory agreements in effect. Of these totals, the Adviser received fees from each Fund (including its Predecessor Fund) as follows:

Fund Name	2007	2008	2009
AlphaSector Allocation Fund	$60,933	$55,404	$34,933
AlphaSector Rotation Fund	134,360	115,978	73,326
Alternatives Diversifier Fund	97,382	271,414	264,262
Bond Fund	460,520	602,705	872,000
CA Tax-Exempt Bond Fund	322,807	301,070	260,491
Foreign Opportunities Fund	7,260,125	10,981,438	7,525,091
Global Infrastructure Fund	294,531	449,485	443,080
Global Opportunities Fund	1,015,014	888,029	453,254
Global Real Estate Fund	N/A	N/A	7,140
Greater Asia Fund	N/A	N/A	25,855
Greater European Fund	N/A	N/A	22,036
High Yield Fund	888,951	744,840	542,082
International Real Estate Fund	N/A	205,357	365,581
Market Neutral Fund	1,125,341	1,428,061	1,277,040
Multi-Sector Fixed Income Fund	824,403	757,351	642,050
Multi-Sector Short Term Bond Fund	8,488,708	9,600,080	7,896,946
Real Estate Fund	10,811,024	8,017,283	4,654,670
Senior Floating Rate Fund	N/A	60,718	196,803

The Subadvisers

The Boston Company Asset Management, LLC (“TBCAM”)

TBCAM is the subadviser to the Market Neutral Fund and is located at Mellon Financial Center, One Boston Place, Boston, MA 02108. TBCAM is a wholly-owned subsidiary of Bank of New York Mellon Corporation, located at the same address as TBCAM. Founded in 1970, TBCAM provides investment management and subadvisory services to public, corporate, defined benefit and defined contribution plans, as well as various institutional and sub-advised accounts. As of September 30, 2009, TBCAM had approximately $34.1 billion of assets under management in active equity investment strategies.

The Subadvisory Agreement provides that the Adviser, VIA, will delegate to TBCAM the performance of certain of its investment management services under the Investment Advisory Agreement with the Market Neutral Fund. TBCAM will furnish at is own expense the office facilities and personnel necessary to perform such services.

For its services as subadviser, VIA pays TBCAM a fee at the rate of 50% of the net investment management fee.

Duff & Phelps Investment Management Co. (“Duff & Phelps”)

Duff & Phelps, an affiliate of VIA, is the subadviser to the Global Infrastructure Fund, the Global Real Estate Fund, the International Real Estate Fund and the Real Estate Fund and is located at 200 South Wacker Drive, Suite 500, Chicago, Illinois 60606. Duff & Phelps acts as subadviser to six mutual funds and as adviser to three closed-end mutual funds and to institutional clients. As of September 30, 2009, Duff & Phelps had approximately $6.2 billion in assets under management on a discretionary basis.

The Subadvisory Agreement provides that the adviser, VIA, will delegate to Duff & Phelps the performance of certain of its investment management services with respect to the each of the funds. Duff & Phelps will furnish at its own expense the office facilities and personnel necessary to perform such services.

For its services as subadviser, VIA pays Duff & Phelps a fee at the rate of 50% of the net investment management fee paid by each fund.

F-Squared Investments, Inc. (“F-Squared”)

F-Squared serves as the limited services subadviser to the AlphaSector Rotation Fund and AlphaSector Allocation Fund and is located at 16 Laurel Avenue, Wellesley, Massachusetts 02481. F-Squared has been an investment adviser since 2006 and provides investment management and advisory services to institutional and separately managed accounts. As of September 30, 2009, F-Squared had approximately $198 million in assets under management.

The Subadvisory Agreement provides that the adviser, VIA, will delegate to F-Squared the performance of certain of its investment management services with respect to each of the funds. F-Squared will furnish at its own expense the office facilities and personnel necessary to perform such services.

For its services as limited services subadviser, VIA pays F-Squared a fee which is calculated at the rate of 0.20% on the first $1 billion of the average daily net assets of each fund, and 0.175% on each fund’s assets over $1 billion.

Goodwin Capital Advisers, Inc. (“Goodwin”)

Goodwin is the subadviser to the Multi-Sector Fixed Income Fund, Multi-Sector Short Term Bond Fund and Senior Floating Rate Fund, and is located at One American Row, Hartford, Connecticut 06102-5056. Goodwin acts as subadviser for seven mutual funds and manages fixed income assets for individuals and institutions. As of September 30, 2009, Goodwin had approximately $14.8 billion in assets under management.

The Subadvisory Agreement provides that the adviser, VIA, will delegate to Goodwin the performance of certain of its investment management services with respect to each of the Funds. Goodwin will furnish at its own expense the office facilities and personnel necessary to perform such services.

For its services as subadviser, VIA pays Goodwin a fee at the rate as follows:

Multi-Sector Fixed Income Fund	48.5% of net investment management fee
Multi-Sector Short Term Bond Fund	48.5% of net investment management fee
Senior Floating Rate Fund	50% of net investment management fee

SCM Advisors, LLC (“SCM Advisors”)

SCM Advisors, an affiliate of VIA, is the subadviser to the Bond Fund and High Yield Fund and is located at 909 Montgomery Street, San Francisco, California 94133. SCM Advisors acts as subadviser to five mutual funds and as investment adviser to institutions and individuals. As of September 30, 2009, SCM Advisors had approximately $3.1 billion in assets under management.

The Subadvisory Agreement provides that the adviser, VIA, will delegate to SCM Advisors the performance of certain of its investment management services under the Investment Advisory Agreement with respect to each of the funds. SCM Advisors will furnish at is own expense the office facilities and personnel necessary to perform such services.

For its services as subadviser, VIA pays SCM Advisors a fee at the rate of 50% of the net investment management fee paid by each fund.

Vontobel Asset Management, Inc. (“Vontobel”)

Vontobel Asset Management, Inc., formerly named Vontobel USA Inc. (“Vontobel”), 1540 Broadway, 38th Floor, New York, New York 10036, is the subadviser for the Foreign Opportunities Fund, the Global Opportunities Fund, the Greater Asia Fund and the Greater European Fund. Vontobel is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. Vontobel is a wholly-owned subsidiary of Vontobel Holding AG, a Swiss bank holding company which is traded on the Swiss Stock Exchange. As of September 30, 2009, Vontobel had in excess of $7.1 billion in assets under management.

The Subadvisory Agreement provides that the adviser, VIA, will delegate to Vontobel the performance of certain of its investment management services under the Investment Advisory Agreement with respect to each of the funds. Vontobel will furnish at its own expense the office facilities and personnel necessary to perform such services.

For its services as subadviser, VIA pays Vontobel a fee at the rate of 50% of the net investment management fee paid by each fund.

Total subadvisory fees paid by VIA to the respective subadvisers for managing the Funds (including the Predecessor Funds) for the fiscal years ended September 30, 2007, 2008 and 2009 were:

Fund Name	2007		2008		2009
AlphaSector Allocation Fund	N/A		N/A		N/A
AlphaSector Rotation Fund	N/A		N/A		N/A
Bond Fund	$230,260		$301,352		$450,586
Foreign Opportunities Fund	3,642,904		5,492,950		3,760,848
Global Infrastructure Fund	147,265		225,028		221,540
Global Opportunities Fund	373,762	*	358,002	*	192,453
Global Real Estate Fund	N/A		N/A		3,570
Greater Asia Fund	N/A		N/A		(12,716)
Greater European Fund	N/A		N/A		(16,772)
High Yield Fund	444,477		372,423		271,040
International Real Estate Fund	N/A		102,679		182,790
Market Neutral Fund	562,672		713,323		638,520
Multi-Sector Fixed Income Fund	207,971		378,676		321,025
Multi-Sector Short Term Bond Fund	2,259,627		4,800,040		3,948,472
Real Estate Securities Fund	5,405,510		4,008,642		2,327,336
Senior Floating Rate Fund	N/A		30,359		98,402

*	Paid to previous subadvisers.

Investment Advisory and Subadvisory Agreements

Under the Investment Advisory Agreement, VIA is not liable to the Trust or any shareholder for any error of judgment or mistake of law or any loss suffered by the Trust or any shareholder in connection with the Investment Advisory Agreement, except a loss resulting from VIA’s willful misfeasance, bad faith, gross negligence or reckless disregard of duty. Under the Subadvisory Agreements, each of the subadvisers is not liable for actions taken in its best professional judgment, in good faith and believed by it to be authorized, provided such actions are not in breach of the Funds’ investment objectives, policies and restrictions or the result of willful misfeasance, bad faith, gross negligence or breach of duty or obligations.

The Investment Advisory Agreement may be modified or amended only with the approval of the holders of a majority of the applicable Fund’s outstanding shares and by a vote of the majority of the Trustees who are not “interested persons” (as defined in the 1940 Act) (the “Independent Trustees”). The Subadvisory Agreements may be amended at any time by written agreement among the applicable Subadviser, the Adviser and the Trust, except that any changes to the duties of and fees payable to the Subadviser will also be subject to the approval of the Trustees and, subject to certain exceptions, a majority of the applicable Fund’s outstanding shares. Unless terminated, the Investment Advisory Agreement and the Subadvisory Agreements continue in full force and effect as long as each is approved annually by a majority vote of the Trustees or by a vote of the holders of a majority of the outstanding shares of the applicable Fund, but in either event it also must be approved by a vote of a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on such approval. The Investment Advisory Agreement may be terminated without penalty by any party upon 60 days written notice and automatically terminates in the event of its assignment. The Subadvisory Agreement may be terminated without penalty by any party upon 30 days written notice and automatically terminates in the event of its assignment. In the event of termination of the Investment Advisory Agreement, or at the request of VIA, the Trust and the Funds will eliminate all reference to “Virtus” from their names. Upon such request, VIA has agreed to submit the question of continuing the Investment Advisory Agreement to a vote of the shareholders of the Trust.

Each Fund’s Investment Advisory and Subadvisory Agreements provide that the Adviser and Subadviser may render similar services to others so long as the services provided thereunder are not impaired thereby.

The Trust, its Adviser, Subadvisers and Distributor have each adopted a Code of Ethics pursuant to Rule 17-j1 under the 1940 Act. Personnel subject to the Codes of Ethics may purchase and sell securities for their personal accounts, including securities that may be purchased, sold or held by the Funds, subject to certain restrictions and conditions. Generally, personal securities transactions are subject to preclearance procedures, reporting requirements and holding period rules. The Codes also restrict personal securities transactions in private placements, initial public offerings and securities in which the Funds have a pending order. The Trust has also adopted a Senior Management Code of Ethics as required by Section 406 of the Sarbanes-Oxley Act of 2002.

Board of Trustees’ Consideration of Investment Advisory Agreement and Subadvisory Agreement

For the Global Opportunities Fund, Greater Asia Fund and the Greater European Fund, a discussion regarding the basis for the Board of Trustees approving the Funds’ investment advisory and subadvisory agreements is available in the Funds’ 2009 annual report, covering the period October 1, 2008 through September 30, 2009. For the AlphaSectors Funds, a discussion regarding the basis for the Board of Trustees approving the Funds’ subadvisory agreement and amendments to the fee schedule for the investment advisory agreement is available in the Funds’ 2009 annual report, covering the period October 1, 2008 through September 30, 2009. A discussion regarding the basis for the Board of Trustees approving the other Funds’ investment advisory and subadvisory agreements is available in the Funds’ 2009 semiannual report, covering the period October 1, 2008 through March 31, 2009.

Description of Proxy Voting Policy

The Trust has adopted on behalf of the Funds a Statement of Policy with Respect to Proxy Voting (the “Policy”) stating the Trust’s intention to exercise stock ownership rights with respect to portfolio securities in a manner that is reasonably anticipated to further the best economic interests of shareholders of the Funds. The Funds have committed to analyze and vote all proxies that are likely to have financial implications, and where appropriate, to participate in corporate governance, shareholder proposals, management communications and legal proceedings. The Funds must also identify potential or actual conflicts of interest in voting proxies and must address any such conflict of interest in accordance with the Policy.

The Policy stipulates that the Funds’ Adviser will vote proxies or delegate such responsibility to a Subadviser. The Adviser or Subadviser will vote proxies in accordance with this Policy, or its own policies and procedures, which in no event will conflict with the Trust’s Policy. Any Adviser or Subadviser may engage a qualified, independent organization to vote proxies on its behalf (a “delegate”). Matters that may affect substantially the rights and privileges of the holders of securities to be voted will be analyzed and voted on a case-by-case basis taking into consideration such relevant factors as enumerated in the Policy. The views of management of a portfolio company will be considered.

The Policy specifies certain factors that will be considered when analyzing and voting proxies on certain issues, including, but not limited to:

•

Corporate Governance Matters—tax and economic benefits of changes in the state of incorporation; dilution or improved accountability associated with anti-takeover provisions such as staggered boards, poison pills and supermajority provisions.

•	Changes to Capital Structure—dilution or improved accountability associated with such changes.

•	Stock Option and Other Management Compensation Issues—executive pay and spending on perquisites, particularly in conjunction with sub-par performance and employee layoffs.

•	Social and Corporate Responsibility Issues—the Adviser or Subadvisers will generally vote against shareholder social and environmental issue proposals.

The Funds and their delegates seek to avoid actual or perceived conflicts of interest of Fund shareholders, on the one hand, and those of the Adviser, Subadvisers, delegate, principal underwriter, or any affiliated person of the Funds, on the other hand. Depending on the type and materiality, any conflicts of interest will be handled by (i) relying on the recommendations of an established, independent third party proxy voting vendor; (ii) voting pursuant to the recommendation of the delegate; (iii) abstaining; or (iv) where two or more delegates provide conflicting requests, voting shares in proportion to the assets under management of each delegate. The Policy requires each Adviser, Subadviser or delegate to notify the President of the Trust of any actual or potential conflict of interest. No Adviser, Subadviser or delegate may waive any conflict of interest or vote any conflicted proxies without the prior written approval of the Board of Trustees or the President of the Trust.

The Policy further imposes certain record keeping and reporting requirements on each Adviser, Subadviser or delegate. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ending June 30, is available free of charge by calling, toll-free, (800) 243-1574, or on the SEC’s Internet site at.sec.gov.

PORTFOLIO MANAGERS

Compensation of Portfolio Managers of Virtus Investment Advisers, Inc., Duff & Phelps and SCM Advisors

Virtus and certain of its affiliated investment management firms, including VIA, Duff & Phelps and SCM Advisors (collectively, “Virtus”), believe that the firm’s compensation program is adequate and competitive to attract and retain high-caliber investment professionals. Investment professionals at Virtus receive a competitive base salary, an incentive bonus opportunity and a benefits package. Certain professionals who supervise and manage others also participate in a management incentive program reflecting their personal contribution and team performance. Certain key individuals also have the opportunity to take advantage of a long-term incentive compensation program, including potential awards of Virtus restricted stock units (“RSUs”) with multi-year vesting, subject to Virtus board approval.

Following is a more detailed description of Virtus’ compensation structure.

Base Salary. Each portfolio manager is paid a fixed base salary, which is designed to be competitive in light of the individual’s experience and responsibilities. Base salary is determined using compensation survey results of investment industry compensation conducted by an independent third party in evaluating competitive market compensation for its investment management professionals.

Incentive Bonus. Annual incentive payments are based on targeted compensation levels, adjusted based on profitability, investment performance factors and a subjective assessment of contribution to the team effort. The short-term incentive payment is generally paid in cash, but a portion may be made in Virtus RSUs. Individual payments are assessed using comparisons of actual investment performance with specific peer group or index measures. (Current benchmarks and/or peer groups are indicated in the table below.) Performance of the funds managed is generally measured over one-, three- and five year periods and an individual manager’s participation is based on the performance of each fund/account managed.

Fund	Benchmark(s) and/or Peer Group
Bond Fund	Barclays Capital U.S. Aggregate Bond Index
CA Tax-Exempt Bond Fund	Lipper California Municipal Debt Universe
Global Infrastructure Fund	MSCI World Infrastructure Capped Index
Global Real Estate Fund	FTSE EPRA NAREIT Developed Rental Index
High Yield Fund	Barclays Capital U.S. High-Yield 2% Issuer Capped Bond Index
International Real Estate Fund	FTSE Global Rental x U.S. Index
Real Estate Fund	FTSE NAREIT Equity REITs Index

While portfolio manager compensation contains a performance component, this component is adjusted to reward investment personnel for managing within the stated framework and for not taking unnecessary risk. This approach ensures that investment management personnel remain focused on managing and acquiring securities that correspond to a fund’s mandate and risk profile and are discouraged from taking on more risk and unnecessary exposure to chase performance for personal gain. We believe we have appropriate controls in place to handle any potential conflicts that may result from a substantial portion of portfolio manger compensation being tied to performance.

Other benefits. Portfolio managers are also eligible to participate in broad-based plans offered generally to employees of Virtus and its affiliates, including 401(k), health and other employee benefit plans.

Compensation of Portfolio Managers of TBCAM (Subadviser to the Market Neutral Fund)

Portfolio managers: With the exception of the most senior portfolio managers in the firm (described separately below), the portfolio managers’ cash compensation is comprised primarily of a market-based salary and incentive compensation, including both annual and long-term retention incentive awards. Portfolio managers are eligible to receive annual cash bonus awards from the Annual Incentive Plan, and annual incentive opportunities are pre-established for each individual based upon competitive industry compensation benchmarks. Actual individual awards are determined based on The Boston Company’s financial performance, individual investment performance, individual contribution and other qualitative factors.

Select senior portfolio managers: Select senior portfolio managers participate in a more formal structured compensation plan. This plan is designed to compensate our top investment professionals for superior investment performance and business results. It is a two stage model: an opportunity range is determined based on level of current business (AUM, revenue) and an assessment of long term business value (growth, retention, development). A significant portion of the opportunity awarded is structured and based upon the one-year, three-year, and five-year (three-year and five-year weighted more heavily) pre-tax performance of the portfolio manager’s accounts relative to the performance of the appropriate peer groups. Other factors considered in determining the award are individual qualitative performance based on seven discretionary factors (e.g. leadership, teamwork, etc.), and the asset size and revenue growth or retention of the products managed. In addition, awards for portfolio managers that manage alternative strategies are partially based on a portion of the fund’s realized performance fee.

Research analysts: For research analysts and other investment professionals, incentive pools are distributed to the respective product teams (in the aggregate) based upon product performance relative to firm-wide performance measured on the same basis as described above. Further allocations are made to specific team members by the product portfolio manager based upon sector contribution and other qualitative factors.

Long Term Retention Incentive Plan: All portfolio managers and analysts are also eligible to participate in The Boston Company Asset Management Long Term Retention Incentive Plan. This plan provides for an annual award, payable in cash and/or Bank of New York Mellon restricted stock (three-year cliff vesting period for both). The value of the cash portion of the award earns interest during the vesting period based upon the growth in The Boston Company’s net income (capped at 20% and with a minimum payout of the Bank of New York Mellon 3-year CD rate).

Incentive compensation awards are generally subject to management discretion and pool funding availability. Funding for The Boston Company Annual Incentive Plan and Long Term Retention Incentive Plan is through a pre-determined fixed percentage of overall Boston Company profitability. Awards are paid in cash on an annual basis. However, some portfolio managers may receive a portion of their annual incentive award in deferred vehicles.

Compensation of Portfolio Managers of F-Squared (Subadviser to the AlphaSector Allocation Fund and AlphaSector Rotation Fund)

Howard Present is both Portfolio Manager for the AlphaSector funds as well as CEO of F-Squared. His compensation includes a base salary and bonus, with the bonus comprised of both cash and equity. The determination of the bonus amount is made by the F-Squared Board of Directors, based on his responsibilities as CEO.

Compensation of Portfolio Managers of Goodwin (Subadviser to the Multi-Sector Fixed Income Fund, Multi-Sector Short Term Bond Fund and Senior Floating Rate Fund)

Goodwin believes that the firm’s compensation program is adequate and competitive to attract and retain high-caliber investment professionals. Investment professionals at Goodwin receive a competitive base salary, an incentive bonus opportunity and a benefits package. Managing Directors and portfolio investment professionals who supervise and manage others also participate in a management incentive program reflecting their personal contribution and team performance. Highly compensated individuals can also take advantage of a long-term Incentive Compensation program to defer their compensation and potentially reduce their taxes.

The bonus package for portfolio managers is based upon how well the individual manager meets or exceeds assigned goals and a subjective assessment of contribution to the team effort. Their incentive bonus also reflects a performance component for achieving and/or exceeding performance competitive with peers managing similar strategies. Such component is further adjusted to reward investment personnel for managing within the stated framework and for not taking unnecessary risks. This ensures that investment personnel will remain focused on managing and acquiring securities that correspond to a fund’s mandate and risk profile. It also avoids the temptation for portfolio managers to take on more risk and unnecessary exposure to chase performance for personal gain.

Finally, portfolio managers and investment professionals may also receive The Phoenix Companies, Inc. (“PNX”) stock options and/or be granted PNX restricted stock at the direction of the parent’s Board of Directors.

Following is a more detailed description of the compensation structure of the funds’ portfolio managers identified in the funds’ prospectus.

Base Salary. Each portfolio manager is paid a fixed base salary, which is determined by Goodwin and is designed to be competitive in light of the individual’s experience and responsibilities. Goodwin management uses compensation survey results of investment industry compensation conducted by an independent third party in evaluating competitive market compensation for its investment management professionals.

Incentive Bonus. Generally, the current Performance Incentive Plan for portfolio managers at Goodwin is made up of three components:

(1)	Seventy percent of the target incentive is based on achieving investment area investment goals and individual performance. The Investment Incentive pool will be established based on actual pre-tax investment performance compared with specific peer group or index measures established at the beginning of each calendar year. Performance of the funds managed is measured over one-, three- and five-year periods against specified benchmarks and/or peer groups (as indicated in the table below) for each fund managed. Performance of the PNX general account and growth of revenue, if applicable to a particular portfolio manager, is measured on a one-year basis. Generally, individual manager’s participation is based on the performance of each fund/account managed as weighted roughly by total assets in each of those funds/accounts.

Fund	Benchmark(s) and/or Peer Groups
Fixed Income Fund	Lipper Multi-Sector Income Funds
Short Term Bond Fund	Lipper Short Investment Grade Debt Funds

(2)	Fifteen percent of the target incentive is based on the profitability of the investment management division with which the portfolio manager is associated. This component of the plan is paid in restricted stock units of PNX which vest over three years.

(3)	Fifteen percent of the target incentive is based on the manager’s investment area’s competencies and on individual performance. This pool is funded based on PNX’s return on equity.

The Performance Incentive Plan applicable to some portfolio managers may vary from the description above. For instance, plans applicable to certain portfolio managers (i) may specify different percentages of target incentive that is based on investment goals and individual performance and on PNX’s return on equity, (ii) may not contain the component that is based on the profitability of the management division with which the portfolio manager is associated, or (iii) may contain a guaranteed payout percentage of certain portions of the Performance Incentive Plan.

Long-Term Incentive Bonus. Certain portfolio managers are eligible for a long-term incentive plan that is paid in restricted stock units of PNX which vest over three years. Awards under this plan are contingent upon PNX achieving its cash return on equity objective, generally over a three-year period. Target award opportunities for eligible participants are determined by PNX’s Compensation Committee.

Other Benefits. Portfolio managers are also eligible to participate in broad-based plans offered generally to the firm’s employees, including broad-based retirement, 401(k), health and other employee benefit plans.

Compensation of Portfolio Managers of Vontobel (Subadviser to the Foreign Opportunities Fund, Global Opportunities Fund, Greater Asia Fund and Greater European Fund)

The portfolio manager’s compensation consists of two components. The first component is base salary, which is fixed. The second component of compensation is a small percentage of the gross revenues received by Vontobel which are generated by the products that the portfolio manager manages. Payment of a portion of the revenue share is deferred for a three-year period. The portfolio managers do not receive any compensation directly from the Funds or the Adviser.

Other Accounts Managed by Portfolio Managers and Potential Conflicts of Interest

There may be certain inherent conflicts of interest that arise in connection with the portfolio managers’ management of a Fund’s investments and the investments of any other accounts they manage. Such conflicts could arise from the aggregation of orders for all accounts managed by a particular portfolio manager, the allocation of purchases across all such accounts, the allocation of IPOs and any soft dollar arrangements that the adviser may have in place that could benefit the Fund and/or such other accounts. The Board of Trustees has adopted on behalf of the Fund policies and procedures designed to address any such conflicts of interest to ensure that all transactions are executed in the best interest of the Fund’s shareholders. The Adviser is required to certify its compliance with these procedures to the Board of Trustees on a quarterly basis. There have been no material compliance issues with respect to any of these policies and procedures during the Funds’ most recent fiscal year. Additionally, there are no material conflicts of interest between the investment strategy of any Fund and the investment strategy of other accounts managed by portfolio managers since portfolio managers generally manage funds and other accounts having similar investment strategies.

The following table provides information as of September 30, 2009, regarding any other accounts managed by the portfolio managers and portfolio management team members for the Funds as named in the prospectuses. As noted in the table, the portfolio managers managing the Fund may also manage or be members of management teams for other mutual funds within the Virtus Mutual Fund complex or other similar accounts.

Portfolio Manager	Number of and Total Assets of Registered Investment Companies	Number of and Total Assets of Other Pooled Investment Vehicles (PIVs)	Number of and Total Assets of Other Accounts
David L. Albrycht	6/$2.52 billion	None	None
Matthew Benkendorf(1)	None	5/$331 million	None
Robert Bishop	6/$808 million	None	31/$663 million
Maxwell E. Bublitz	6/$808 million	None	1/$10 million
David Dickerson	7/$1.6 billion	None	1/$6.7 million
Geoffrey Dybas(2)	3/$2.7 billion	1/$33.6 million	11/$220 million
Robert J. Eastman(3)	5/$2.73 billion	3/$83.3 million	8/$544.9 million
Sean P. Fitzgibbon(4)	5/$2.73 billion	3/$83.3 million	8/$544.9 million
Frank J. Haggerty, Jr.(2)	3/$2.7 billion	1/$33.6 million	11/$220 million
Timothy M. Heaney	2/$263.4 million	None	14/$1.4 billion
Bradley Kane	6/$808 million	None	49/$538 million
Rajiv Jain(5)	3/$462 million	4/$2.7 billion	11/$1.9 billion
Kyle A. Jennings	1/$56 million	None	None
Connie M. Luecke	1/$2.7 billion	None	None
Jeffrey D. McGrew(6)	5/$2.73 billion	3/$83.3 million	8/$544.9 million
Carlton Neel	7/$1.6 billion	None	1/$6.7 million
Howard Present	None	None	None
Amy Robinson	2/$113.6 million	None	None
Kaushik Saha	6/$808 million	None	31/$663 million
Randle L. Smith	1/$2.7 billion	None	None

Note:	Registered Investment Companies include all open and closed-end mutual funds. Pooled Investment Vehicles (PIVs) include, but are not limited to, securities of issuers exempt from registration under Section 3(c) of the Investment Company Act of 1940, such as private placements and hedge funds. Other accounts would include, but are not limited to, individual managed accounts, separate accounts, institutional accounts, pension funds, collateralized bond obligations, and collateralized debt obligations.
(1)	Mr. Benkendorf is Co-portfolio Manager for one account which has a performance based fee. The value of the account as of September 30, 2009 was $8.1 million.
(2)	Mr. Dybas and Mr. Haggerty are Portfolio Managers for three registered investment companies which included $2.6 billion from a closed-end fund of which $112.7 million are REIT preferred securities.
(3)	Mr. Eastman is Portfolio Manager for two accounts which have a performance based fee. The value of the accounts as of September 30, 2009 was $158 million.
(4)	Mr. Fitzgibbon is Portfolio Manager for two accounts which have a performance based fee. The value of the accounts as of September 30, 2009 was $158 million.
(5)	Mr. Jain is Portfolio Manager for one account which has a performance based fee. The value of the account as of September 30, 2009 was $263 million. Mr. Jain is also Co-portfolio Manager for one account which has a performance based fee. The value of that account as of September 30, 2009 was $8.1 million.
(6)	Mr. McGrew is Portfolio Manager for two accounts which have a performance based fee. The value of the accounts as of September 30, 2009 was $158 million.

Ownership of Fund Securities by Portfolio Managers

The following chart sets forth the dollar range of equity securities beneficially owned by each portfolio manager in the Fund(s) described in the prospectus that he or she manages as of September 30, 2009, or as of footnoted date:

Portfolio Manager	Dollar Range of Equity Securities Beneficially Owned in Fund Managed
David L. Albrycht	Multi-Sector Fixed Income Fund – $100,001-$500,000 Multi-Sector Short Term Bond Fund – $100,001-$500,000 Senior Floating Rate Fund – $10,001-$50,000
Matthew Benkendorf	Global Opportunities Fund – $100,001-$500,000 Greater European Fund – None
Robert Bishop	Bond Fund – None High Yield Fund – None
Maxwell E. Bublitz	Bond Fund – None High Yield Fund – None
David Dickerson	Alternatives Diversifier Fund – $10,001-$50,000
Geoffrey Dybas	Global Real Estate Fund – None International Real Estate Fund – $10,001-$50,000 Real Estate Fund – $10,001-$50,000
Robert J. Eastman	Market Neutral Fund – None
Sean P. Fitzgibbon	Market Neutral Fund – None
Frank J. Haggerty, Jr.	Global Real Estate Fund – None International Real Estate Fund – $10,001-$50,000 Real Estate Fund – $10,001-$50,000
Timothy M. Heaney	CA Tax-Exempt Bond Fund – None
Rajiv Jain	Foreign Opportunities Fund – Over $1,000,000 Global Opportunities Fund – $500,001-$1,000,000 Greater Asia Fund – None
Kyle A. Jennings	Senior Floating Rate Fund – None
Bradley Kane	High Yield Fund – None
Connie M. Luecke	Global Infrastructure Fund – $100,001-$500,000
Jeffery D. McGrew	Market Neutral Fund – None
Carlton Neel	Alternatives Diversifier Fund – $0-$10,000
Howard Present	AlphaSector Allocation Fund – None AlphaSector Rotation Fund – None
Amy Robinson	AlphaSector Allocation Fund – None AlphaSector Rotation Fund – None
Kaushik Saha	Bond Fund – None
Randle L. Smith	Global Infrastructure Fund – $50,001-$100,000

NET ASSET VALUE

The net asset value per share of each class of each Fund and each underlying affiliated mutual fund, as applicable, is determined as of the close of trading of the New York Stock Exchange (the “NYSE”) on days when the NYSE is open for trading. The NYSE will be closed on the following observed national holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Since the Trust does not price securities on weekends or United States national holidays, the net asset value of a Fund’s foreign assets may be significantly affected on days when the investor may not be able to purchase or sell shares of the Funds. The net asset value per share of a Fund is determined by adding the values of all securities and other assets of the Fund, subtracting liabilities, and dividing by the total number of outstanding shares of the Fund. Assets and liabilities are determined in accordance with generally accepted accounting principles and applicable rules and regulations of the SEC. The total liability allocated to a class, plus that class’s distribution fee and any other expenses allocated solely to that class, are deducted from the proportionate interest of such class in the assets of the Fund, and the resulting amount of each is divided by the number of shares of that class outstanding to produce the net asset value per share.

A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary exchange for such security by the Trustees or their delegates. Because of the need to obtain prices as of the close of trading on various exchanges throughout the world, the calculation of net asset value may not take place for any Fund which invests in foreign securities contemporaneously with the determination of the prices of the majority of the portfolio securities of such Fund. All assets and liabilities initially expressed in foreign currency values will be converted into United States dollar values at the mean between the bid and ask quotations of such currencies against United States dollars as last quoted by any recognized dealer. If an event were to occur after the value of an investment was so established but before the net asset value per share was determined, which was likely to materially change the net asset value, then the instrument would be valued using fair value considerations by the Trustees or their delegates. If at any time a Fund has investments where market quotations are not readily available, such investments are valued at the fair value thereof as determined in good faith by the Trustees although the actual calculations may be made by persons acting according to policies and procedures approved by the Trustees.

HOW TO BUY SHARES

For Class A Shares, Class C Shares and Class T Shares, the minimum initial investment is $500 and the minimum subsequent investment is $25. However, both the minimum initial and subsequent investment amounts are $25 for investments pursuant to the “Systematic Purchase” plan, a bank draft investing program administered by the Distributor, or pursuant to the Systematic Exchange privilege or for an individual retirement account (IRA). In addition, there are no subsequent minimum investment amounts in connection with the reinvestment of dividend or capital gain distributions. For Class I Shares, the minimum initial investment is $100,000 and there is no subsequent minimum investment. For purchases of Class I Shares by private clients of the Adviser, subadviser and their affiliates, or through certain programs with which the Distributor has an arrangement, the minimum initial investment is waived. Completed applications for the purchase of shares should be mailed to: Virtus Mutual Funds, c/o State Street Bank and Trust Company, P.O. Box 8301, Boston, MA 02266-8301.

The Trust has authorized one or more brokers to accept on its behalf purchase and redemption orders. Such brokers are authorized to designate other intermediaries to accept purchase and redemption orders on the Trust’s behalf. The Trust will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker’s authorized designee, accepts the order. Customer orders will be priced at the Funds’ net asset values next computed after they are received in good order by an authorized broker or the broker’s authorized designee.

ALTERNATIVE PURCHASE ARRANGEMENTS

Shares may be purchased from investment dealers at a price equal to their net asset value per share, plus a sales charge which, at the election of the purchaser, may be imposed either (i) at the time of the purchase (the “initial sales charge alternative”) or (ii) on a contingent deferred basis (the “deferred sales charge alternative”). Certain Funds also offers Class I Shares that may be purchased by certain institutional investors at a price equal to their net asset value per share. Orders received by dealers prior to the close of trading on the NYSE are confirmed at the offering price effective at that time, provided the order is received by an authorized broker or broker’s authorized designee prior to its close of business.

The alternative purchase arrangements permit an investor to choose the method of purchasing shares that is more beneficial given the amount of the purchase, the length of time the investor expects to hold the shares, whether the investor wishes to receive distributions in cash or to reinvest them in additional shares of the Funds, and other circumstances. Investors should consider whether, during the anticipated life of their investment in the Fund, the accumulated continuing distribution and services fees and contingent deferred sales charges (“CDSC”) on Class C Shares or Class T Shares would be less than the initial sales charge and accumulated distribution services fee on Class A Shares purchased at the same time. Investors should understand that the purpose and function of the CDSC and ongoing distribution and services fee with respect to the Class C Shares and Class T Shares are the same as those of the initial sales charge and ongoing distribution and services fees with respect to the Class A Shares.

The distribution expenses incurred by the Distributor in connection with the sale of the shares will be paid, in the case of Class A Shares, from the proceeds of the initial sales charge and the ongoing distribution and services fee. In the case of Class B Shares, distribution expenses incurred by the Distributor in connection with the sale of the shares will be paid from the proceeds of the ongoing distribution and services fee and the CDSC incurred upon redemption within five years of purchase for the Fixed Income Fund and within three years of purchase for the Short Term Bond Fund. For Class C Shares, the ongoing distribution and services fee will be used to pay for the distribution expenses incurred by the Distributor. In the case of Class T Shares, distribution expenses incurred by the Distributor in connection with the sale of the shares will be paid from the proceeds of the ongoing distribution and services fee and the CDSC incurred upon redemption within one year of purchase. Sales personnel of broker-dealers distributing the Funds’ shares may receive differing compensation for selling Class A Shares, Class C Shares or Class T Shares.

Dividends paid by the Funds, if any, with respect to each class of shares will be calculated in the same manner at the same time on the same day, except that fees such as higher distribution and service fees relating to each class of shares will be borne exclusively by that class. (See “Dividends, Distributions and Taxes” in this SAI.)

Class A Shares

Class A Shares incur a sales charge when they are purchased and enjoy the benefit of not being subject to any sales charge when they are redeemed, except that a contingent deferred sales charge (“CDSC”) may apply on certain redemptions made within 18 months following purchases on which a finder’s fee has been paid. For all Virtus fixed income funds, Virtus AlphaSector Allocation Fund, and Virtus AlphaSector Rotation Fund, the CDSC is 0.50%; for all other Virtus Mutual Funds, the CDSC is 1.00%. The CDSC period begins on the last day of the month preceding the month in which the purchase was made. Such deferred sales charge may be waived under certain conditions as determined by the Distributor. Class A Shares are subject to ongoing service fees at an annual rate of 0.25% of the Trust’s aggregate average daily net assets attributable to the Class A Shares. In addition, certain purchases of Class A Shares qualify for reduced initial sales charges.

Class B Shares

NOTE: Class B Shares are no longer available for purchase, except through reinvestment of dividends/capital gain distributions by existing shareholders and exchange of Class B shares of a fund for Class B shares of other Virtus Mutual Funds as permitted by the existing exchange privileges (as set forth in the fund’s prospectus).

Class B Shares do not incur a sales charge when they are purchased, but they are subject to a sales charge if they are redeemed within five years of purchase. Class B Shares of the Market Neutral Fund do not incur a sales charge when they are purchased, but they are subject to a sales charge if they are redeemed within six years of purchase. Class B Shares of the Short Term Bond Fund do not incur a sales charge when they are purchased, but they are subject to a sales charge if they are redeemed within three years of purchase. The deferred sales charge may be waived in connection with certain qualifying redemptions. (See the “Class A Shares, Class B Shares, Class C Shares and Class T Shares—Waiver of Deferred Sales Charges” section of this SAI.)

Class B Shares are subject to ongoing distribution and service fees at an annual rate of up to 1.00% of the Fund’s aggregate average daily net assets attributable to the Class B Shares. Class B Shares enjoy the benefit of permitting all of the investor’s dollars to work from the time the investment is made. The higher ongoing distribution and service fees paid by Class B Shares will cause such shares to have a higher expense ratio and to pay lower dividends, to the extent any dividends are paid, than those related to Class A Shares. Class B Shares will automatically convert to Class A Shares eight years after the end of the calendar month in which the shareholder’s order to purchase was accepted. Class B Shares of the Short Term Bond Fund convert to Class A Shares six years after the end of the calendar month in which the shareholder’s order to purchase was accepted. Class B Shares of the Market Neutral Fund convert to Class A Shares seven years after the end of the calendar month in which the shareholder’s order to purchase was accepted. The purpose of the conversion feature is to relieve the holders of the Class B Shares that have been outstanding for a period of time sufficient for the Distributor to have been compensated for distribution expenses related to the Class B Shares from most of the burden of such distribution related expenses.

Class B Shares include all shares purchased pursuant to the deferred sales charge alternative which have been outstanding for less than the period ending eight years after the end of the month in which the shares were issued. Class B Shares of the Market Neutral Fund include all shares purchased pursuant to the deferred sales charge alternative which have been outstanding for less than the period ending seven years after the end of the month in which the shares were issued. Class B Shares of the Short Term Bond Fund include all shares purchased pursuant to the deferred sales charge alternative which have been outstanding for less than the period ending six years after the end of the month in which the shares were issued. At the end of this period, Class B Shares will automatically convert to Class A Shares and will no longer be subject to the higher distribution and service fees. Such conversion will be on the basis of the relative net asset value of the two classes without the imposition of any sales load, fee or other charge.

For purposes of conversion to Class A Shares, shares purchased through the reinvestment of dividends and distributions paid in respect of Class B Shares in a shareholder’s account will be considered to be held in a separate subaccount. Each time any Class B Shares in the shareholder’s account (other than those in the subaccount) convert to Class A Shares, a pro rata portion of the Class B Shares in the subaccount will also convert to Class A Shares.

Class C Shares

Class C Shares are purchased without an initial sales charge but are subject to a deferred sales charge if redeemed within one year of purchase. Class C Shares of the Multi-Sector Short Term Bond Fund are not subject to a sales charge when redeemed. The deferred sales charge may be waived in connection with certain qualifying redemptions. Shares issued in conjunction with the automatic reinvestment of income distributions and capital gain distributions are not subject to any sales charges. Class C Shares are subject to ongoing distribution and service fees of up to 1.00% of the Funds’ aggregate average daily net assets attributable to Class C Shares. Class C Shares of the Multi-Sector Short Term Bond Fund are subject to ongoing distribution and service fees of up to 0.50% of the Funds’ aggregate average daily net assets attributable to Class C Shares. Class C Shares enjoy the benefit of permitting all of the investor’s dollars to work from the time the investment is made. The higher ongoing distribution and services fee paid by Class C Shares will cause such shares to have a higher expense ratio and to pay lower dividends, to the extent any dividends are paid, than those related to Class A Shares. Class C Shares do not convert to another class of shares and long term investors may therefore pay more through accumulated distribution fees than the economic equivalent of any applicable sales charge and accumulated distribution fees in the other classes.

Class T Shares (Short Term Bond Fund Only)

Class T Shares do not incur a sales charge when they are purchased, but they are subject to a sales charge if they are redeemed within the first year of purchase. The deferred sales charge may be waived in connection with certain qualifying redemptions. (See the “Class A Shares, Class B Shares, Class C Shares and Class T Shares—Waiver of Deferred Sales Charges” section of this SAI.) Class T Shares are subject to an ongoing distribution and services fee at an annual rate of 1.00% of the Short Term Bond Fund’s aggregate average daily net assets attributable to the Class T Shares. Class T Shares enjoy the benefit of permitting all of the investor’s dollars to work from the time the investment is made. The higher ongoing distribution and services fee paid by Class T Shares will cause such shares to have a higher expense ratio and to pay lower dividends, to the extent any dividends are paid, than those related to Class A Shares. Class T Shares of the Short Term Bond Fund do not convert to another class of shares and long term investors may therefore pay more through accumulated distribution fees than the economic equivalent of any applicable sales charge and accumulated distribution fees in the other classes. Class T shares can be exchanged for Class C Shares of any Virtus Mutual Fund.

Class I Shares

Class I shares are offered primarily to clients of financial intermediaries that (i) charge such clients an ongoing fee for advisory, investment, consulting or similar services, or (ii) have entered into an agreement with the distributor to offer Class I shares through a no-load network or platform. Such clients may include pension and profit sharing plans, other employee benefit trusts, endowments, foundations and corporations. Class I shares are also offered to private and institutional clients of, or referred by, the Adviser, the Subadviser and their affiliates.

Class A Shares—Reduced Initial Sales Charges

Investors choosing Class A Shares may be entitled to reduced sales charges. The ways in which sales charges may be avoided or reduced are described below. Investors buying Class A Shares on which a finder’s fee has been paid may incur a CDSC if they redeem their shares within 18 months of purchase. For all Virtus fixed income funds, Virtus AlphaSector Allocation Fund, and Virtus AlphaSector Rotation Fund, the CDSC is 0.50%; for all other Virtus Mutual Funds, the CDSC is 1.00%. The CDSC period begins on the last day of the month preceding the month in which the purchase was made. Such deferred sales charge may be waived under certain conditions as determined by the Distributor.

Qualified Purchasers.  If you fall within any one of the following categories, you will not have to pay a sales charge on your purchase of Class A Shares: (1) trustee, director or officer of the Virtus Mutual Funds, or any other mutual fund advised, subadvised or distributed by the Adviser, Distributor or any of their corporate affiliates; (2) any director or officer, or any full-time employee or sales representative (for at least 90 days), of the Adviser, Subadviser (if any) or Distributor; (3) any private client of an Adviser or Subadviser to any Virtus Mutual Fund; (4) registered representatives and employees of securities dealers with whom the Distributor has sales agreements; (5) any qualified retirement plan exclusively for persons described above; (6) any officer, director or employee of a corporate affiliate of the Adviser, Subadviser or Distributor; (7) any spouse, child, parent, grandparent, brother or sister of any person named in (1), (2), (4) or (6) above; (8) employee benefit plans for employees of the Adviser, Distributor and/or their corporate affiliates; (9) any employee or agent who retires from the Distributor and/or their corporate affiliates, or from Phoenix Life Insurance Company and its corporate affiliates (“PNX”) as long as, with respect to PNX employees or agents, such individual was employed by PNX prior to December 31, 2008; (10) any account held in the name of a qualified employee benefit plan, endowment fund or foundation if, on the date of the initial investment, the plan, fund or foundation has assets of $10,000,000 or more or at least 100 eligible employees; (11) any person with a direct rollover transfer of shares from an established Virtus Mutual Fund or Virtus qualified plan; (12) any state, county, city, department, authority or similar agency prohibited by law from paying a sales charge; (13) any unallocated account held by a third party administrator, registered investment adviser, trust company, or bank trust department which exercises discretionary authority and holds the account in a fiduciary, agency, custodial or similar capacity, if in the aggregate of such accounts held by such entity equal or exceed $1,000,000; (14) any deferred compensation plan established for the benefit of any Virtus Mutual Fund, or Virtus trustee or director; provided that sales to persons listed in (1) through (14) above are made upon the written assurance of the purchaser that the purchase is made for investment purposes and that the shares so acquired will not be resold except to the Fund; (15) individual purchasing through an account with an unaffiliated brokerage firm having an agreement with the Distributor to waive sales charges for its clients; (16) purchasers of Class A Shares bought through investment advisers and financial planners who charge an advisory, consulting or other fee for their services and buy shares for their own accounts or the accounts of their clients; (17) retirement plans and deferred compensation plans and trusts used to fund those plans (including, for example, certain plans qualified or created under Sections 401(a), 403(b) or 457 of the Code), and “rabbi trusts” that buy shares for their own accounts, in each case if those purchases are made through a broker or agent or other financial intermediary that has made special arrangements with the Distributor for such purchases; (18) 401(k) participants in the Merrill Lynch Daily K Plan (the “Plan”) if the Plan has at least $3 million in assets or 500 or more eligible employees; or (19) clients of investment advisors or financial planners who buy shares for their own accounts but only if their accounts are linked to a master account of their investment advisor or financial planner on the books and records of the broker, agent or financial intermediary with which the Distributor has made such special arrangements. Each of the investors described in (15) through (19) may be charged a fee by the broker, agent or financial intermediary for purchasing shares.

Combination Purchase Privilege.  Your purchase of any class of shares of these Funds or any other Virtus Mutual Fund (other than any Virtus money market fund), if made at the same time by the same “person,” will be added together with any existing Virtus Mutual Fund account values to determine whether the combined sum entitles you to an immediate reduction in sales charges. A “person” is defined in this and the following sections as (a) any individual, their spouse and minor children purchasing shares for his or their own account (including an IRA account) including his or their own trust; (b) a trustee or other fiduciary purchasing for a single trust, estate or single fiduciary account (even though more than one beneficiary may exist); (c) multiple employer trusts or certain Section 403(b) plans for the same employer; (d) multiple accounts (up to 200) under a qualified employee benefit plan or administered by a third party administrator; or (e) trust companies, bank trust departments, registered investment advisers, and similar entities placing orders or providing administrative services with respect to accounts over which they exercise discretionary investment authority and which are held in a fiduciary, agency, custodial or similar capacity, provided all shares are held of record in the name, or nominee name, of the entity placing the order.

Letter of Intent.  If you sign a Letter of Intent, your purchase of any class of shares of these Funds or any other Virtus Mutual Fund (other than any Virtus money market fund), if made by the same person within a thirteen month period, will be added together to determine whether you are entitled to an immediate reduction in sales charges. Sales charges are reduced based on the overall amount you indicate that you will buy under the Letter of Intent. The Letter of Intent is a mutually non-binding arrangement between you and the Distributor. Since the Distributor doesn’t know whether you will ultimately fulfill the Letter of Intent, shares worth 5% of the amount of each purchase will be set aside until you fulfill the Letter of Intent. When you buy enough shares to fulfill the Letter of Intent, these shares will no longer be restricted. If, on the other hand, you do not satisfy the Letter of Intent, or otherwise wish to sell any restricted shares, you will be given the choice of either buying enough shares to fulfill the Letter of Intent or paying the difference between any sales charge you previously paid and the otherwise applicable sales charge. You will be given 20 days to make this decision. If you do not exercise either election, the Distributor will automatically redeem the number of your restricted shares needed to make up the deficiency in sales charges received. The Distributor will redeem restricted Class A Shares before Class C Shares, Class T Shares or Class B Shares, respectively. Oldest shares will be redeemed before selling newer shares. Any remaining shares will then be deposited to your account.

Right of Accumulation.  The value of your account(s) in any class of shares of these Funds or any other Virtus Mutual Fund (other than any Virtus money market fund), may be added together at the time of each purchase to determine whether the combined sum entitles you to a prospective reduction in sales charges. You must provide certain account information to the Distributor at the time of purchase to exercise this right.

Associations.  Certain groups or associations may be treated as a “person” and qualify for reduced Class A Share sales charges. The group or association must: (1) have been in existence for at least six months; (2) have a legitimate purpose other than to purchase mutual fund shares at a reduced sales charge; (3) work through an investment dealer; and (4) not be a group whose sole reason for existing is to consist of members who are credit card holders of a particular company, policyholders of an insurance company, customers of a bank or a broker-dealer or clients of an investment adviser.

Class A Shares, Class B Shares, Class C Shares and Class T Shares—Waiver of Deferred Sales Charges

The CDSC is waived on the redemption (sale) of Class A Shares, Class B Shares, Class C Shares and Class T Shares if the redemption is made (a) within one year of death (i) of the sole shareholder on an individual account, (ii) of a joint tenant where the surviving joint tenant is the deceased’s spouse, (iii) of the beneficiary of a Uniform Gifts to Minors Act (UGMA), Uniform Transfers to Minors Act (UTMA) or other custodial account, or (iv) of the “grantor” on a trust account; (b) within one year of disability, as defined in Code Section 72(m)(7); (c) as a mandatory distribution upon reaching age 70 1/2 under certain retirement plans qualified under Code Sections 401, 408 or 403(b) or resulting from the tax-free return of an excess contribution to an IRA; (d) by 401(k) plans using an approved participant tracking system for participant hardships, death, disability or normal retirement, and loans which are subsequently repaid; (e) from the Merrill Lynch Daily K Plan (“Plan”) invested in Class B Shares, on which such shares the Distributor has not paid the dealer the Class B sales commission; (f) based on the exercise of exchange privileges among Class A Shares, Class B Shares, Class C Shares and Class T Shares of these Funds or any of the Virtus Mutual Funds; (g) based on any direct rollover transfer of shares from an established Virtus Mutual Fund qualified plan into a Virtus Mutual Fund IRA by participants terminating from the qualified plan; and

(h) based on the systematic withdrawal program. If, as described in condition (a) above, an account is transferred to an account registered in the name of a deceased’s estate, the CDSC will be waived on any redemption from the estate account occurring within one year of the death. If the Class B Shares are not redeemed within one year of the death, they will remain subject to the applicable CDSC.

Conversion Feature—Class B Shares

Class B Shares will automatically convert to Class A Shares of the same Fund eight years after they are purchased. For Short Term Bond Fund, Class B Shares will automatically convert to Class A Shares of the same Fund six years after they are purchased. For Market Neutral Fund, Class B Shares will automatically convert to Class A Shares of the same Fund seven years after they are purchased. Conversion will be on the basis of the then prevailing net asset value of Class A Shares and Class B Shares. There is no sales load, fee or other charge for this feature. Class B Shares acquired through dividend or distribution reinvestments will be converted into Class A Shares at the same time that other Class B Shares are converted based on the proportion that the reinvested shares bear to purchased Class B Shares. The conversion feature is subject to the continuing availability of an opinion of counsel or a ruling of the IRS that the assessment of the higher distribution and service fees and associated costs with respect to Class B Shares does not result in any dividends or distributions constituting “preferential dividends” under the Code, and that the conversion of shares does not constitute a taxable event under federal income tax law. If the conversion feature was suspended, Class B Shares would continue to be subject to the higher distribution and service fees for an indefinite period. Even if the Funds were unable to obtain such assurances, they might continue to make distributions if doing so would assist in complying with their general practice of distributing sufficient income to reduce or eliminate federal taxes otherwise payable by the Funds.

INVESTOR ACCOUNT SERVICES

The Funds offer accumulation plans, withdrawal plans and reinvestment and exchange privileges. Certain privileges may not be available in connection with all classes. In most cases, changes to account services may be accomplished over the phone. Inquiries regarding policies and procedures relating to shareholder account services should be directed to Mutual Fund Services at (800) 243-1574. Broker-dealers may impose their own restrictions and limits on accounts held through the broker-dealer. Please consult with your broker-dealer for account restrictions and limit information. The Funds and the Distributor reserve the right to modify or terminate these services upon reasonable notice.

Exchanges

Under certain circumstances, shares of any Virtus Mutual Fund (except any of the Virtus money market funds) may be exchanged for shares of the same class of another Virtus Mutual Fund on the basis of the relative net asset values per share at the time of the exchange. Class C Shares are also exchangeable for Class T Shares of those Virtus Mutual Funds offering them. Exchanges are subject to the minimum initial investment requirement of the designated Fund, except if made in connection with the Systematic Exchange privilege described below. Shareholders may exchange shares held in book-entry form for an equivalent number (value) of the same class of shares of any other Virtus Mutual Fund, if currently offered. Exchanges will be based upon each Fund’s net asset value per share next computed following receipt of a properly executed exchange request without sales charge. On exchanges into Class A Shares of a money market fund from Class A Shares of a non-money market fund made within 18 months of a finder’s fee being paid on such non-money market fund shares, a CDSC may be assessed on exchange proceeds. For all Virtus fixed income funds, Virtus AlphaSector Allocation Fund, and Virtus AlphaSector Rotation Fund, the CDSC is 0.50%; for all other Virtus Mutual Funds, the CDSC is 1.00%. The CDSC may be waived upon return of the finder’s fee by the dealer. On exchanges with share classes that carry a contingent deferred sales charge, the CDSC schedule of the original shares purchased continues to apply. The exchange of shares is treated as a sale and purchase for federal income tax purposes. (See “Dividends, Distributions and Taxes” section of this SAI.) Exchange privileges may not be available for all Virtus Mutual Funds and may be rejected or suspended.

In certain circumstances, a Fund or the Distributor may enter into an agreement with a financial intermediary to permit exchanges from one class of a Fund into another class of the same Fund, subject to certain conditions. Such exchanges will only be permitted if, among other things, the financial intermediary agrees to follow procedures established by the Fund or Distributor, which generally will require that the exchanges be carried out (i) within accounts maintained and controlled by the intermediary, (ii) on behalf of all or a particular segment of beneficial owners holding shares of the affected Fund within those accounts, and (iii) all at once or within a given time period, or as agreed upon in writing by the Fund or the Distributor and the financial intermediary. A shareholder’s ability to make this type of exchange may be limited by operational or other limitations of his or her financial intermediary or the Fund.

Systematic Exchanges.  If the conditions above have been met, you or your broker may, by telephone or written notice, elect to have shares exchanged for the same class of shares of another Virtus Mutual Fund automatically on a monthly, quarterly, semiannual or annual basis or may cancel this privilege at any time. If you maintain an account balance of at least $5,000, or $2,000 for tax qualified retirement benefit plans (calculated on the basis of the net asset value of the shares held in a single account), you may direct that shares be automatically exchanged at predetermined intervals for shares of the same class of another Virtus Mutual Fund. Systematic exchanges will be executed upon the close of business on the 10th day of each month or the next succeeding business day. Exchanges will be based upon each Fund’s net asset value per share next computed after the close of business on the 10th day of each month (or next succeeding business day), without sales charge. Systematic exchange forms are available from the Distributor.

Dividend Reinvestment Across Accounts

If you maintain an account balance of at least $5,000, or $2,000 for tax qualified retirement benefit plans (calculated on the basis of the net asset value of the shares held in a single account), you may direct that any dividends and distributions paid with respect to shares in that account be automatically reinvested in a single account of one of the other Virtus Mutual Funds at net asset value. You should obtain a current prospectus and consider the objectives and policies of each Virtus Mutual Fund carefully before directing dividends and distributions to another Virtus Mutual Fund. Reinvestment election forms and prospectuses are available from VP Distributors. Distributions may also be mailed to a second payee and/or address. Requests for directing distributions to an alternate payee must be made in writing with a signature guarantee of the registered owner(s). To be effective with respect to a particular dividend or distribution, notification of the new distribution option must be received by the Transfer Agent at least three days prior to the record date of such dividend or distribution. If all shares in your account are repurchased or redeemed or transferred between the record date and the payment date of a dividend or distribution, you will receive cash for the dividend or distribution regardless of the distribution option selected.

Invest-by-Phone

This expedited investment service allows a shareholder to make an investment in an account by requesting a transfer of funds from the balance of the shareholder’s bank account. Once a request is phoned in, VP Distributors will initiate the transaction by wiring a request for monies to the shareholder’s commercial bank, savings bank or credit union via Automated Clearing House (“ACH”). The shareholder’s bank, which must be an ACH member, will in turn forward the monies to VP Distributors for credit to the shareholder’s account. ACH is a computer based clearing and settlement operation established for the exchange of electronic transactions among participating depository institutions.

To establish this service, please complete an Invest-by-Phone Application and attach a voided check if applicable. Upon VP Distributors’ acceptance of the authorization form (usually within two weeks) shareholders may call toll free (800) 367-5877 prior to 3:00 p.m. (New York time) to place their purchase request. Instructions as to the account number and amount to be invested must be communicated to VP Distributors. VP Distributors will then contact the shareholder’s bank via ACH with appropriate instructions. The purchase is normally credited to the shareholder’s account the day following receipt of the verbal instructions. The Fund may delay the mailing of a check for redemption proceeds of Fund shares purchased with a check or via Invest-by-Phone service until the Fund has assured itself that good payment has been collected for the purchase of the shares, which may take up to 15 days. The Trust and VP Distributors reserve the right to modify or terminate the Invest-by-Phone service for any reason or to institute charges for maintaining an Invest-by-Phone account.

Systematic Withdrawal Program

The Systematic Withdrawal Program (the “Program”) allows you to periodically redeem a portion of your account on a predetermined monthly, quarterly, semiannual or annual basis. A sufficient number of full and fractional shares will be redeemed so that the designated payment is made on or about the 20th day of the month. Shares are tendered for redemption by the Transfer Agent, as agent for the shareowner, on or about the 15th of the month at the closing net asset value on the date of redemption. The Program also provides for redemptions with proceeds to be directed through ACH to your bank account. For ACH payments, you may select the day of the month for the payments to be made; if no date is specified, the payments will occur on the 15th of the month. In addition to the limitations stated below, withdrawals may not be less than $25 and minimum account balance requirements shall continue to apply.

Shareholders participating in the Program must own shares of a Fund worth $5,000 or more, as determined by the then current net asset value per share, and elect to have all dividends reinvested. The purchase of shares while participating in the Program will ordinarily be disadvantageous to the Class A Shares investor since a sales charge will be paid by the investor on the purchase of Class A Shares at the same time as other shares are being redeemed. For this reason, investors in Class A Shares may not participate in an automatic investment program while participating in the Program.

Through the Program, Class B, Class C and Class T shareholders may withdraw up to 1% of their aggregate net investments (purchases, at initial value, to date net of non-Program redemptions) each month or up to 3% of their aggregate net investments each quarter without incurring otherwise applicable contingent deferred sales charges. Class B, Class C and Class T shareholders redeeming more shares than the percentage permitted by the Program will be subject to any applicable contingent deferred sales charge on all shares redeemed. Accordingly, the purchase of Class B Shares, Class C Shares or Class T Shares will generally not be suitable for an investor who anticipates withdrawing sums in excess of the above limits shortly after purchase.

HOW TO REDEEM SHARES

Under the 1940 Act, payment for shares redeemed must ordinarily be made within seven days after tender. The right to redeem shares may be suspended and payment postponed during periods when the NYSE is closed, other than customary weekend and holiday closings, or if permitted by rules of the SEC, during periods when trading on the NYSE is restricted or during any emergency which makes it impracticable for a Fund to dispose of its securities or to determine fairly the value of its net assets or during any other period permitted by order of the SEC for the protection of investors. Furthermore, the Transfer Agent will not mail redemption proceeds until checks received for shares purchased have cleared, which may take up to 15 days or more.

The Trust has authorized one or more brokers to receive on its behalf purchase and redemption orders. Such brokers are authorized to designate other intermediaries to accept purchase and redemption orders on the Trust’s behalf. The Trust will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker’s authorized designee, accepts the order. Customer orders will be priced at the Funds’ net asset values next computed after they are received in good order by an authorized broker or the broker’s authorized designee.

Redemptions by Class B and Class C shareholders will be subject to the applicable deferred sales charge, if any.

A shareholder should contact his/her broker-dealer if he/she wishes to transfer shares from an existing broker-dealer street name account to a street name account with another broker-dealer. The Funds have no specific procedures governing such account transfers.

Redemption of Small Accounts

Each shareholder account in the Funds which has been in existence for at least one year and which has a value of less than $200, due to redemption activity, may be redeemed upon the giving of not less than 60 days written notice to the shareholder mailed to the address of record. During the 60-day period following such notice, the shareholder has the right to add to the account to bring its value to $200 or more. (See the Funds’ current Prospectus for more information.)

By Mail

Shareholders may redeem shares by making written request, executed in the full name of the account, directly to Virtus Mutual Funds c/o State Street Bank and Trust Company, P.O. Box 8301, Boston, MA 02266-8301. However, when certificates for shares are in the possession of the shareholder, they must be mailed or presented, duly endorsed in the full name of the account, with a written request to VP Distributors that the Fund redeem the shares. (See the Funds’ current Prospectus for more information.)

Telephone Redemptions

Shareholders who do not have certificated shares may redeem by telephone up to $50,000 worth of their shares held in book-entry form. (See the Funds’ current Prospectus for more information.)

By Check (Fixed Income Funds only)

Any shareholder of these Funds may elect to redeem shares held in his account by check. Checks will be sent to an investor upon receipt by the Transfer Agent of a completed application and signature card (attached to the application). If the signature card accompanies an individual’s initial account application, the signature guarantee section of the form may be disregarded. However, the Trust reserves the right to require that all signatures be guaranteed prior to the establishment of a check writing service account. When an authorization form is submitted after receipt of the initial account application, all signatures must be guaranteed regardless of account value.

Checks may be drawn payable to any person in an amount of not less than $500, provided that immediately after the payment of the redemption proceeds the balance in the shareholder’s account is $500 or more.

When a check is presented to the Transfer Agent for payment, a sufficient number of full and fractional shares in the shareholder’s account will be redeemed to cover the amount of the check. The number of shares to be redeemed will be determined on the date the check is received by the Transfer Agent. Presently there is no charge to the shareholder for the check writing service, but this may be changed or modified in the future upon two weeks written notice to shareholders. Checks drawn from Class B and Class C accounts are subject to the applicable deferred sales charge, if any.

The checkwriting procedure for redemption enables a shareholder to receive income accruing on the shares to be redeemed until such time as the check is presented to the Transfer Agent for payment. Inasmuch as canceled checks are returned to shareholders monthly, no confirmation statement is issued at the time of redemption.

Shareholders utilizing withdrawal checks will be subject to the Transfer Agent’s rules governing checking accounts. A shareholder should make sure that there are sufficient shares in his account to cover the amount of any check drawn. If insufficient shares are in the account and the check is presented to the Transfer Agent on a banking day on which the Trust does not redeem shares (for example, a day on which the NYSE is closed), or if the check is presented against redemption proceeds of an investment made by check which has not been in the account for at least fifteen calendar days, the check may be returned marked “Non-sufficient Funds” and no shares will be redeemed. A shareholder may not close his account by a withdrawal check because the exact value of the account will not be known until after the check is received by the Transfer Agent.

Redemption in Kind

To the extent consistent with state and federal law, the Funds may make payment of the redemption price either in cash or in kind. However, the Funds have elected to pay in cash all requests for redemption by any shareholder of record, limited in respect to each shareholder during any 90-day period to the lesser of $250,000 or 1% of the net asset value of the Fund at the beginning of such period. This election has been made pursuant to Rule 18f-1 under the 1940 Act and is irrevocable while the Rule is in effect unless the SEC, by order, permits the withdrawal thereof. In case of a redemption in kind, securities delivered in payment for shares would be readily marketable and valued at the same value assigned to them in computing the net asset value per share of the Fund. A shareholder receiving such securities would incur brokerage costs when selling the securities.

Account Reinstatement Privilege

Shareholders who may have overlooked features of their investment at the time they redeemed have a privilege of reinvestment of their investment at net asset value. (See the Funds’ current prospectus for more information.)

DIVIDENDS, DISTRIBUTIONS AND TAXES

Qualification as a Regulated Investment Company

Each Fund within the Trust is separate for investment and accounting purposes and is treated as a separate entity for United States federal income tax purposes. Each Fund has elected to qualify and intends to qualify as a RIC under Subchapter M of the Code. In each taxable year that a Fund qualifies as a RIC, it (but not its shareholders) will be relieved of United States federal income tax on that portion of its net investment income and net capital gains that are currently distributed (or deemed distributed) to its shareholders. To the extent that a Fund fails to distribute all of its taxable income, it will be subject to corporate income tax (currently at a maximum rate of 35%) on any retained ordinary investment income or short-term capital gains, and corporate income tax (currently at a maximum rate of 35%) on any undistributed long-term capital gains.

Each Fund intends to make timely distributions, if necessary, sufficient in amount to avoid the non-deductible 4% excise tax that is imposed on a RIC to the extent that it fails to distribute, with respect to each calendar year, at least 98% of its ordinary income (not including tax-exempt interest) for such calendar year and 98% of its net capital gain income as determined for a one-year period ending on October 31 of such calendar year (or as determined on a fiscal year basis if the Fund’s fiscal year ends on November 30 or December 31, if the Fund so elects). In addition, an amount equal to any undistributed investment company taxable income or capital gain net income from the previous calendar year must also be distributed to avoid the excise tax. The excise tax is imposed on the amount by which the RIC does not meet the foregoing distribution requirements. If each Fund has taxable income that would be subject to the excise tax, each Fund intends to distribute such income so as to avoid payment of the excise tax. Notwithstanding the foregoing, there may be certain circumstances under which it would be appropriate for a Fund to pay the excise tax.

The Code sets forth numerous requirements that must be satisfied in order for each Fund to qualify as a RIC. If in any taxable year a Fund does not qualify as a RIC, all of its taxable income will be taxed at corporate rates and any capital gain dividend would not retain its character in the hands of the shareholder for tax purposes.

Each Fund must satisfy the following tests each year: (a) derive in each taxable year at least 90% of its gross income from dividends, interest and gains from the sale or other disposition of securities and certain other investment income; (b) meet specified diversification requirements at the end of each quarter of each taxable year, and (c) distribute annually to its shareholders as dividends (not including “capital gains dividends,” discussed below) at least 90% of its ordinary investment income and short-term capital gains, with certain modifications. Each Fund intends to satisfy these requirements. With respect to the diversification requirement, each Fund must also diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the value of its total assets consists of cash, cash items, United States government securities, and other securities limited generally with respect to any one issuer to not more than 5% of the total assets of that Fund and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any issuer (other than United States government securities or the securities of other RICs). Each Fund intends to comply with all of the foregoing criteria for qualification as a RIC; however, there can be no assurance that each Fund will so qualify and continue to maintain its status as a RIC. If a Fund were unable for any reason to maintain its status as a RIC for any taxable year, adverse tax consequences would ensue.

Taxation of Shareholders

Pursuant to the Jobs and Growth Tax Reconciliation Act of 2003, certain qualified dividend income (“QDI”) and long-term capital gains are taxed at a lower tax rate (generally 15%) for individual shareholders. The reduced rate for QDI applies to dividends from domestic corporations and certain qualified foreign corporations subject to various requirements and a minimum holding period applicable to both a Fund and its shareholders. Ordinary distributions made by a Fund to its shareholders are eligible for the reduced rate to the extent the underlying income in the Fund is QDI. Under current law, the tax rate on these amounts is scheduled to increase for tax years beginning after December 31, 2010.

Distributions made by a Fund from ordinary investment income and net short-term capital gains will be taxed to its shareholders as ordinary dividend income to the extent of the earnings and profits of the Fund. Ordinary income dividends received by corporate shareholders of a Fund will qualify for the 70% dividends-received deduction to the extent the Fund designates such amounts as qualifying dividend distributions; however, the portion that may be so designated is subject to certain limitations. Distributions by a Fund that are designated as capital gain distributions by written notice mailed to shareholders within 60 days after the close of the year will be taxed to the shareholders as capital gains, and will not be eligible for the corporate dividends-received deduction.

Dividends declared by a Fund to shareholders of record in October, November or December will be taxable to such shareholders in the year that the dividend is declared, even if it is not paid until the following year (so long as it is actually paid by the Fund prior to February 1 of such following year). Also, shareholders will be taxable on the amount of long-term capital gains designated by each Fund by written notice mailed to shareholders within 60 days after the close of the year, even if such amounts are not actually distributed to them. Shareholders will be entitled to claim a credit against their own United States federal income tax liability for taxes paid by each Fund on such undistributed gains, if any.

Dividends and capital gain distributions will be taxable to shareholders as described above whether received in cash or in shares under a Fund’s distribution reinvestment plan. With respect to distributions received in cash or reinvested in shares purchased on the open market, the amount of the distribution for tax purposes will be the amount of cash distributed or allocated to the shareholder.

Shareholders should be aware that the price of shares of a Fund that are purchased prior to a dividend or distribution by the Fund may reflect the amount of the forthcoming dividend or distribution. Such dividend or distribution, when made, would be taxable to shareholders under the principles discussed above even though the dividend or distribution may reduce the net asset value of shares below a shareholder’s cost and thus represent a return of a shareholder’s investment in an economic sense.

A high portfolio turnover rate may result in the realization of larger amounts of short-term gains, which are taxable to shareholders as ordinary income.

Each Fund intends to accrue dividend income for United States federal income tax purposes in accordance with the rules applicable to RICs. In some cases, these rules may have the effect of accelerating (in comparison to other recipients of the dividend) the time at which the dividend is taken into account by the Fund as taxable income.

Shareholders should consult their own tax advisor about their tax situation.

Income and capital gain distributions are determined in accordance with rules set forth in the Code and the Treasury Regulations promulgated thereunder (the “Regulations”) that may differ from Generally Accepted Accounting Principles (“GAAP”).

Taxation of Debt Securities

Certain debt securities can be originally issued or acquired at a discount. Special rules apply under the Code to the recognition of income with respect to such debt securities. Under the special rules, a Fund may recognize income for tax purposes without a corresponding current receipt of cash. In addition, gain on a disposition of a debt security subject to the special rules may be treated wholly or partially as ordinary income, not capital gain.

A Fund may invest in certain investments that may cause it to realize income prior to the receipt of cash distributions, including securities bearing original issue discount. The level of such investments is not expected to affect a Fund’s ability to distribute adequate income to qualify as a RIC.

Taxation of Derivatives and Foreign Currency Transactions

Certain futures contracts and foreign currency contracts entered into by a Fund and all listed non-equity options written or purchased by a Fund (including options on debt securities, options on futures contracts, options on securities indices and options on broad-based stock indices) are governed by Section 1256 of the Code. Absent a tax election to the contrary, gain or loss attributable to the lapse, exercise or closing out of any such position are treated as 60% long-term and 40% short-term capital gain or loss, and on the last trading day of a Fund’s taxable year, (and, generally on October 31 for purposes of the 4%

excise tax), all outstanding Section 1256 positions are marked-to-market (i.e., treated as if such positions were closed out at their closing price on such day), and any resulting gain or loss is treated as 60% long-term and 40% short-term capital gain or loss. Under certain circumstances, entry into a futures contract to sell a security may constitute a short sale for United States federal income tax purposes, causing an adjustment in the holding period of the underlying security or a substantially identical security in a Fund’s portfolio.

Equity options written by a Fund (covered call options on portfolio stock) will be subject to the provisions under Section 1234 of the Code. If a Fund writes a call option, no gain is recognized upon its receipt of a premium. If such an option lapses or is closed out, any gain or loss is treated as a short-term capital gain or loss. If such an option is exercised, any resulting gain or loss is a short-term or long-term capital gain or loss depending on the holding period of the underlying stock.

Positions of a Fund which consist of at least one stock and at least one stock option or other position with respect to a related security which substantially diminishes the Fund’s risk of loss with respect to such stock could be treated as a “straddle” that is governed by Section 1092 of the Code, the operation of which may cause deferral of losses, adjustments in the holding periods of stock or securities and conversion of short-term capital losses into long-term capital losses. An exception to these straddle rules exists for any “qualified covered call options” on stock options written by a Fund.

Positions of a Fund which consist of at least one debt security not governed by Section 1256 of the Code and at least one futures or currency contract or listed non-equity option governed by Section 1256 of the Code which substantially diminishes the Fund’s risk of loss with respect to such debt security are treated as a “mixed straddle.” Although mixed straddles are subject to the straddle rules of Section 1092 of the Code, certain tax elections exist for them that reduce or eliminate the operation of these rules. Each Fund will monitor these transactions and may make certain tax elections in order to mitigate the operation of these rules and prevent disqualification of the Fund as a RIC for United States federal income tax purposes.

Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time it actually collects such receivables or pays such liabilities generally are treated as ordinary gain or loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain futures contracts, forward contracts and options, gains or losses attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. Generally, these gains and losses, referred to under the Code as Section 988 gains or losses, may increase or decrease the amount of each Fund’s investment company taxable income to be distributed to its shareholders as ordinary income.

These special tax rules applicable to options, futures and currency transactions could affect the amount, timing and character of a Fund’s income or loss and hence of its distributions to shareholders by causing holding period adjustments, converting short-term capital losses into long-term capital losses, and accelerating a Fund’s income or deferring its losses.

The United States Internal Revenue Service (“IRS”) has not provided guidance on the tax consequences of certain investments and other activities that the Funds may make or undertake. While the Funds will endeavor to treat the tax items arising from these transactions in a manner believed to be appropriate, guarantees cannot be given that the IRS or a court will concur with the Funds’ treatment and that adverse tax consequences will not ensue.

Taxation of Foreign Investments

If a Fund invests in stock of certain passive foreign investment companies, the Fund may be subject to United States federal income taxation on a portion of any “excess distribution” with respect to, or gain from the disposition of, such stock. The tax would be determined by allocating such distribution or gain ratably to each day of the Fund’s holding period for the stock. The distributions or gain so allocated to any taxable year of the Fund, other than the taxable year of the excess distribution or disposition, would be taxed to the Fund at the highest ordinary income rate in effect for such year, and the tax would be further increased by an interest charge to reflect the value of the tax deferral deemed to have resulted from the ownership of the foreign company’s stock. Any amount of distribution or gain allocated to the taxable year of the distribution or disposition would be included in the Fund’s investment company taxable income and, accordingly, would not be taxable to the Fund to the extent distributed by the Fund as a dividend to its shareholders. The Fund may elect to mark-to-market (i.e., treat as if sold at their closing market price on same day) its investments in certain passive foreign investment companies and avoid any tax and or interest charge on excess distributions.

The Funds may be subject to tax on dividend or interest income received from securities of non-United States issuers withheld by a foreign country at the source. The United States has entered into tax treaties with many foreign countries that entitle a Fund to a reduced rate of tax or exemption from tax on income. It is impossible to determine the effective rate of foreign tax in advance since the amount of a Fund’s assets to be invested within various countries is not known. Each Fund intends to operate so as to qualify for treaty tax benefits where applicable. If more than 50% of the value of a Fund’s total assets at the close of its taxable year is comprised of stock or securities issued by foreign corporations, the Fund may elect with the IRS to “pass through” to the Fund’s shareholders the amount of foreign income taxes paid by the Fund. If a Fund does elect to “pass through”, each shareholder will be notified within 60 days after the close of each taxable year of the Fund if the foreign taxes paid by the Fund will “pass through” for that year, and, if so, the amount of each shareholder’s pro rata share (by country) or (i) the foreign taxes paid and (ii) the Fund’s gross income from foreign sources.

California Taxation of Distributions—Virtus CA Tax-Exempt Bond Fund

Distributions or parts thereof derived from interest received on state and local issues and United States government obligations held by the CA Tax-Exempt Bond Fund will be exempt from California personal income taxes in ratable proportion of the California investments and United States government obligations of the CA Tax-Exempt Bond Fund, provided that the Fund has complied with the requirement that at least 50% of its assets be invested in State and local issues and United States government issues at the end of each fiscal quarter. The CA Tax-Exempt Bond Fund intends to comply with this standard since at least 80% of the assets of the Fund will normally be invested in California municipal securities. Distributions derived from other earnings will be subject to California personal income tax for California residents and other persons subject to California income tax.

Sale or Exchange of Fund Shares

Gain or loss will be recognized by a shareholder upon the sale of shares in a Fund or upon an exchange of shares in a Fund for shares in another Fund. Provided that the shareholder is not a dealer in such shares, such gain or loss will generally be treated as capital gain or loss, measured by the difference between the adjusted basis of the shares and the amount realized therefrom. Under current law, capital gains (whether long-term or short-term) of individuals and corporations are fully includable in taxable income. Capital losses (whether long-term or short-term) may offset capital gains plus (for non-corporate taxpayers only) up to $3,000 per year of ordinary income.

Redemptions, including exchanges, of shares may give rise to recognized gains or losses, except as to those investors subject to tax provisions that do not require them to recognize such gains or losses. All or a portion of a loss realized upon the redemption, including exchanges, of shares may be disallowed under “wash sale” rules in Section 1091 of the Code to the extent shares are purchased (including shares acquired by means of reinvested dividends) within a 61-day period beginning 30 days before and ending 30 days after such redemption. Any loss realized upon a shareholder’s sale, redemption or other disposition of shares with a tax holding period of six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gains with respect to such shares.

Under certain circumstances, the sales charge incurred in acquiring shares of a Fund may not be taken into account in determining the gain or loss on the disposition of those shares. This rule applies where shares of a Fund are disposed of within 90 days after the date on which they were acquired and new shares of a RIC are acquired without a sales charge or at a reduced sales charge. In that case, the gain or loss realized on the disposition will be determined by excluding from the tax basis of the shares disposed of all or a portion of the sales charge incurred in acquiring those shares. This exclusion applies to the extent that the otherwise applicable sales charge with respect to the newly acquired shares is reduced as a result of the shareholder having incurred a sales charge initially. The portion of the sales charge affected by this rule will be treated as a sales charge paid for the new shares.

Tax Information

Written notices will be sent by United States Mail to shareholders regarding the intended United States federal income tax status of all distributions made (or deemed to have been made) during each taxable year, including the amount of QDI for individuals, the amount qualifying for the corporate dividends-received deduction (if applicable) and the amount designated as capital gain dividends, undistributed capital gains (if any), tax credits (if applicable), and cumulative return of capital (if any).

Important Notice Regarding Taxpayer IRS Certification and Backup Withholding

Pursuant to the Regulations, the Funds may be required to withhold a percentage of payments, including any taxable dividends, capital gains distributions or share redemption proceeds, at the specified rate in effect when such payments are made, for an account which does not have a taxpayer identification number or certain required certifications. The Funds reserve the right to refuse to open an account for any person failing to provide a taxpayer identification number along with the required certifications. The Funds will furnish shareholders, within 31 days after the end of the calendar year, with the information that is required by the IRS for filing income tax returns. The Fund will also provide this same information to the IRS in the manner required by the IRS. Depending on your state of residence, the information may also be filed with your state taxing authority.

Some shareholders may be subject to withholding of United States federal income tax on dividends and redemption payments from the Funds at the specified rate in effect when such payments are made. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. Generally, shareholders subject to backup withholding will be (i) those for whom a certified taxpayer identification number is not on file with the Fund, (ii) those about whom notification has been received (either by the shareholder or the Fund) from the IRS that they are subject to backup withholding or (iii) those who, to the Fund’s knowledge, have furnished an incorrect taxpayer identification number. Generally, to avoid backup withholding, a shareholder must, at the time an account is opened, certify under penalties of perjury that the social security number or taxpayer identification number (“TIN”) furnished is correct and that he or she is not subject to backup withholding. The shareholder may also, from time to time, be requested to provide certification of the validity of their TIN.

Foreign Shareholders

Dividends paid by any of the Funds from net investment income and net realized short-term capital gains to a shareholder who is a nonresident alien individual, a foreign trust or estate, a foreign corporation or a foreign partnership (a “foreign shareholder”) will be subject to United States withholding tax at a rate of 30% unless a reduced rate of withholding or a withholding exemption is provided under an applicable tax treaty. Foreign shareholders are urged to consult their own tax advisors concerning the applicability of the United States withholding tax and any foreign taxes.

Other Tax Consequences

In addition to the United States federal and California income tax consequences described above, there may be other foreign, United States federal, state or local tax considerations and estate tax considerations applicable to the circumstances of a particular investor. The foregoing discussion is based upon the Code, judicial decisions and administrative regulations, rulings and practices in effect as of December 2009, all of which are subject to change and which, if changed, may be applied retroactively to a Fund, its shareholders and/or its assets. No rulings have been sought from the IRS or any other tax authority with respect to any of the tax matters discussed above.

From time to time, proposals have been introduced before the United States Congress that if enacted would affect the foregoing discussion with respect to taxes and could also affect the investment availability of certain investments to a fund. If such a proposal were enacted, the Trustees would then re-evaluate such Fund’s investment objective and policies. As of December 2009, no such proposal was before the United States Congress.

The information included in the Prospectus with respect to taxes, including this section entitled Dividends, Distributions and Taxes, is a general and abbreviated summary of applicable provisions of the Code and Regulations as interpreted by the courts and the IRS as of December 2009 and is not intended as tax advice to any person. The Code and Regulations, as well as the current interpretations thereof, may be changed at any time by legislative, judicial, or administrative action. Accordingly, prospective purchasers are urged to consult their own tax advisors with specific reference to their own tax situation, including the potential application of United States federal, state, local and foreign tax laws.

Except as expressly set forth above, the foregoing discussion of United States federal income tax law relates solely to the application of that law to United States taxpayers. Each shareholder who is not a United States taxpayer should consider the United States and foreign tax consequences of ownership of shares of a Fund, including the possibility that such a shareholder may be subject to a United States withholding tax on amounts constituting ordinary income received by him or her, where such amounts are treated as income from United States sources under the Code. It does not address the special tax rules applicable to certain classes of investors, such as dealers in securities or currencies, traders in securities, banks, tax-exempt entities, life insurance companies, persons holding an interest in a Fund as a hedge or as part of a straddle or conversion transaction, or holders whose functional currency is not the United States dollar.

TAX SHELTERED RETIREMENT PLANS

Shares of the Funds are offered in connection with the following retirement plans: Individual Retirement Account (IRA), Rollover IRA, SEP-IRA, SIMPLE IRA, Roth IRA, 401(k), Profit-Sharing, Money Purchase Pension Plans and certain 403(b) Retirement Plans. Write or call VP Distributors at (800) 243-4361 for further information about the plans.

Merrill Lynch Daily K Plan

Class A Shares of a Fund are made available to Merrill Lynch Daily K Plan (the “Plan”) participants at NAV without an initial sales charge if:

(i)    the Plan is recordkept on a daily valuation basis by Merrill Lynch and, on the date the Plan Sponsor signs the Merrill Lynch Recordkeeping Service Agreement, the Plan has $3 million or more in assets invested in broker-dealer funds not advised or managed by Merrill Lynch Asset Management L.P. (“MLAM”) that are made available pursuant to a Service Agreement between Merrill Lynch and the fund’s principal underwriter or distributor and in funds advised or managed by MLAM (collectively, the “Applicable Investments”);

(ii)    the Plan is recordkept on a daily valuation basis by an independent recordkeeper whose services are provided through a contract or alliance arrangement with Merrill Lynch, and, on the date the Plan Sponsor signs the Merrill Lynch Recordkeeping Service Agreement, the Plan has $3 million or more in assets, excluding money market funds, invested in Applicable Investments; or

(iii)    the Plan has 500 or more eligible employees, as determined by a Merrill Lynch plan conversion manager, on the date the Plan Sponsor signs the Merrill Lynch Recordkeeping Service Agreement.

Alternatively, Class B Shares of a Fund are made available to Plan participants at NAV without a CDSC if the Plan conforms with the requirements for eligibility set forth in (i) through (iii) above but either does not meet the $3 million asset threshold or does not have 500 or more employees.

Plans recordkept on a daily basis by Merrill Lynch or an independent recordkeeper under a contract with Merrill Lynch that are currently investing in Class B Shares of a Fund convert to Class A Shares once the Plan has reached $5 million invested in Applicable Investments, or after the normal holding period of seven years from the initial date of purchase.

THE DISTRIBUTOR

Pursuant to a Distribution Agreement with the Funds, VP Distributors, an indirect, wholly-owned subsidiary of Virtus, and an affiliate of the Adviser and certain of the Subadvisers, serves as distributor for the Funds. As such, the Distributor conducts a continuous offering pursuant to a “best efforts” arrangement requiring it to take and pay for only such securities as may be sold to the public. The address of the Distributor is 100 Pearl Street, Hartford, Connecticut 06103. Shares of the Funds may be purchased through investment dealers who have sales agreements with the Distributor.

For its services under the Distribution Agreement, VP Distributors receives sales charges on transactions in Trust shares and retains such charges less the portion thereof allowed to its registered representatives and to securities dealers and securities brokers with whom it has sales agreements. In addition, VP Distributors may receive payments from the Trust pursuant to the Distribution Plan described below. During the fiscal years ended September 30, 2007, 2008 and 2009, purchasers of shares of the Funds paid aggregate sales charges of $3,064,642, $3,708,636 and $3,103,567 respectively, of which the Distributor received net commissions of $717,412, $859,691 and $667,887 respectively, for its services, the balance being paid to dealers. For the fiscal year ended September 30, 2009, the Distributor received net commissions of $254,627 for Class A Shares and $84,334 for Class T Shares and deferred sales charges of $17,519 for Class A Shares, $155,605 for Class B Shares and $155,802 for Class C Shares.

The Distribution Agreement may be terminated at any time by 60 days written notice, without payment of a penalty, by the Distributor, by vote of a majority of the appropriate Class of outstanding voting securities of the Funds, or by vote of a majority of the Trust’s Trustees who are not parties to the Distribution Agreement or “interested persons” of any party and who have no direct or indirect financial interest in the operation of the Distribution Plan or in any related agreements. The Distribution Agreement will terminate automatically in the event of its “assignment,” as defined in Section 2(a)(4) of the 1940 Act.

Dealers Concessions

Dealers with whom the Distributor has entered into sales agreements receive a discount or commission on purchases of Class A Shares as set forth below.

Short Term Bond Fund

Amount of Transaction at Offering Price	Sales Charge as Percentage of Offering Price	Sales Charge as Percentage of Net Amount Invested	Dealer Discount or Agency Fee as Percentage of Offering Price
Under $50,000	2.25%	2.30%	2.00%

$50,000 but under $100,000	1.25	1.27	1.00

$100,000 but under $500,000	1.00	1.01	1.00

$500,000 but under $1,000,000	0.75	0.76	0.75

$1,000,000 or more	None	None	None

Other Fixed Income Funds

Amount of Transaction at Offering Price	Sales Charge as Percentage of Offering Price	Sales Charge as Percentage of Amount Invested	Dealer Discount or Agency Fee as Percentage of Offering Price
Less than $50,000	4.75%	4.99%	4.25%

$50,000 but under $100,000	4.50	4.71	4.00

$100,000 but under $250,000	3.50	3.63	3.00

$250,000 but under $500,000	2.75	2.83	2.25

$500,000 but under $1,000,000	2.00	2.04	1.75

Amount of Transaction at Offering Price	Sales Charge as Percentage of Offering Price	Sales Charge as Percentage of Amount Invested	Dealer Discount or Agency Fee as Percentage of Offering Price

$1,000,000 or more	None	None	None

Equity Funds, AlphaSector Funds and Alternatives Diversifier Fund

Amount of Transaction at Offering Price	Sales Charge as Percentage of Offering Price	Sales Charge as Percentage of Amount Invested	Dealer Discount or Agency Fee as Percentage of Offering Price
Under $50,000	5.75%	6.10%	5.00%

$50,000 but under $100,000	4.75	4.99	4.25

$100,000 but under $250,000	3.75	3.90	3.25

$250,000 but under $500,000	2.75	2.83	2.25

$500,000 but under $1,000,000	2.00	2.04	1.75

$1,000,000 or more	None	None	None

With respect to Class C Shares, the Distributor intends to pay investment dealers a sales commission of 1% of the sale price of Class C Shares sold by such dealers. With respect to Class C Shares and Class T Shares of the Short Term Bond Fund, the Distributor does not pay a sales commission on Class C Shares and intends to pay investment dealers a sales commission of 1% of the sale price of Class T Shares sold by such dealers. This sales commission will not be paid to dealers for sales of Class C Shares purchased by 401(k) participants of the Merrill Lynch Daily K Plan due to a waiver of the CDSC for these Plan participants’ purchases. Your broker, dealer or financial advisor may also charge you additional commissions or fees for their services in selling shares to you provided they notify the Distributor of their intention to do so.

Dealers and other entities who enter into special arrangements with the Distributor may receive compensation for the sale and promotion of shares of the Funds and/or for providing other shareholder services. Such fees are in addition to the sales commissions referenced above and may be based upon the amount of sales of fund shares by a dealer; the provision of assistance in marketing of fund shares; access to sales personnel and information dissemination services, provision of recordkeeping and administrative services to qualified employee benefit plans; and other criteria as established by the Distributor. Depending on the nature of the services, these fees may be paid either from the Funds through distribution fees, service fees or transfer agent fees or in some cases, the Distributor may pay certain fees from its own profits and resources.

From its own profits and resources, the Distributor intends to, from time to time, pay special incentive and retention fees to qualified wholesalers, registered financial institutions and third party marketers. Additionally, for Virtus fixed income funds, Virtus AlphaSector Allocation Fund, and Virtus AlphaSector Rotation Fund, the Distributor may pay broker-dealers a finder’s fee in an amount equal to 0.50% of eligible Class A Share purchases from $1,000,000 to $3,000,000 and 0.25% on amounts greater than $3,000,000. For all other Virtus Mutual Funds, the Distributor may pay broker-dealers a finder’s fee in an amount equal to 1.00% of eligible Class A Share purchases from $1,000,000 to $3,000,000, 0.50% on amounts of $3,000,001 to $10,000,000, and 0.25% on amounts greater than $10,000,000. Purchases by an account in the name of a qualified employee benefit plan are eligible for a finder’s fee only if such plan has at least 100 eligible employees. If all or part of a purchase on which a finder’s fee has been paid, including investments by qualified employee benefit plans, is subsequently redeemed within 18 months, a CDSC may apply, except for redemptions of shares purchased on which a finder’s fee would have been paid where such investor’s dealer of record, due to the nature of the investor’s account, notifies the Distributor prior to the time of the investment that the dealer waives the finder’s fee otherwise payable to the dealer, or agrees to receive such finder’s fee ratably over a 18-month period. For all Virtus fixed income funds, Virtus AlphaSector Allocation Fund, and Virtus AlphaSector Rotation Fund, the CDSC is 0.50%; for all other Virtus Mutual Funds, the CDSC is 1.00%. For purposes of determining the applicability of the CDSC, the 18-month period begins on the last day of the month preceding the month in which the purchase was made. In addition, the Distributor may pay the entire applicable sales charge on purchases of Class A Shares to selected dealers and agents. Any dealer who receives more than 90% of a sales charge may be deemed to be an “underwriter” under the Securities Act of 1933. The Distributor will pay a service fee of 0.25% beginning in the thirteenth month following purchase of Class A Shares on which a finder’s fee has been paid. VP Distributors reserves the right to discontinue or alter such fee payment plans at any time.

From its own resources or pursuant to the Trust’s Distribution Plan, and subject to the dealers’ prior approval, the Distributor may provide additional compensation to registered representatives of dealers in the form of travel expenses, meals, and lodging associated with training and educational meetings sponsored by the Distributor. The Distributor may also provide gifts amounting in value to less than $100, and occasional meals or entertainment, to registered representatives of dealers. Any such travel expenses, meals, lodging, gifts or entertainment paid will not be preconditioned upon the registered representatives’ or dealers’ achievement of a sales target. The Distributor may, from time to time, reallow the entire portion of the sales charge on Class A Shares which it normally retains to individual selling dealers. However, such additional reallowance generally will be made only when the selling dealer commits to substantial marketing support such as internal wholesaling through dedicated personnel, internal communications and mass mailings.

Administrative Services

VP Distributors also acts as administrative agent (“Administrator”) of the Trust. For its services as Administrator, VP Distributors receives an administration fee based upon the average net assets across all non-money market funds within the Virtus Mutual Funds at the following incremental annual rates.

First 5 billion	0.09%
$5 billion to $15 billion	0.08%
Greater than $15 billion	0.07%

For the money market funds, the fee is 0.035% of the average net assets across all Virtus money market funds within the Virtus Mutual Funds. For purposes of applying the fee breakpoints, the Virtus Mutual Funds average net assets may be aggregated with average net assets of a non-affiliated fund complex for which VP Distributors acts as administrator.

For services to the Trust during the fiscal years ended September 30, 2007, 2008 and 2009, VP Distributors received $3,432,236, $4,601,265 and $3,462,880 respectively.

Effective January 1, 2010, VP Distributors will reduce its administration fees by the amount paid by the Trust to a sub-administrative and accounting agent, subject to certain limitations. As of the same date, the Trust has entered into an agreement with PNC GIS, pursuant to which PNC GIS acts as sub-administrative and accounting agent of the Trust. For its services in this capacity, PNC GIS receives a fee based on the average net assets across all non-money market funds within the Virtus Mutual Funds at the following incremental rates:

First $7.5 billion	0.0475%
Next $7.5 billion	0.042%
Over $15 billion	0.03%

For the money market funds, the fee is 0.02% of the average net assets across all Virtus money market funds within the Virtus Mutual Funds. For purposes of applying the fee breakpoints, the Virtus Mutual Funds average net assets may be aggregated with average net assets of a non-affiliated fund complex for which VP Distributors acts as administrator.

DISTRIBUTION PLANS

The Trust has adopted a distribution plan for each class of shares (except Class I Shares) (i.e., a plan for the Class A Shares, a plan for the Class B Shares, a plan for the Class C Shares and a plan for the Class T Shares; collectively, the “Plans”) in accordance with Rule 12b-1 under the 1940 Act, to compensate the Distributor for the services it provides and for the expenses it bears under the Distribution Agreement. Each class of shares pays a service fee at a rate of 0.25% per annum of the average daily net assets of such class of the Fund and a distribution fee based on average daily net assets at a rate of 0.75% per annum for Class B Shares (0.55% for the Multi-Sector Short Term Bond Fund), at a rate of 0.75% per annum for Class C Shares (0.25% for the Multi-Sector Short Term Bond Fund), and at a rate of 0.75% per annum for Class T Shares.

Expenditures under the Plans may consist of: (i) commissions to sales personnel for selling shares of the Fund (including underwriting fees and financing expenses incurred in connection with the payment of commissions); (ii) compensation, sales incentives and payments to sales, marketing and service personnel; (iii) payments to broker-dealers and other financial institutions which have entered into agreements with the Distributor in the form of the Dealer Agreement for Virtus Mutual

Funds for services rendered in connection with the sale and distribution of shares of the Fund; (iv) payment of expenses incurred in sales and promotional activities, including advertising expenditures related to the Fund; (v) the costs of preparing and distributing promotional materials; (vi) the cost of printing the Fund’s Prospectuses and SAI for distribution to potential investors; (vii) expenses related to the cost of financing or providing such financing from the Distributor’s or an affiliate’s resources in connection with the Distributor’s payment of such distribution expenses; and (viii) such other similar services that the Trustees determine are reasonably calculated to result in the sale of shares of the Fund. From the Service Fee, the Distributor expects to pay a quarterly fee to qualifying broker-dealer firms, as compensation for providing personal services and/or the maintenance of shareholder accounts, with respect to shares sold by such firms. In the case of shares of the Funds being sold to an affiliated fund of funds, fees payable under the Plans shall be paid to the distributor of the fund of funds. This fee will not exceed on an annual basis 0.25% of the average annual net asset value of such shares, and will be in addition to sales charges on Fund shares which are re-allowed to such firms. To the extent that the entire amount of the Service Fee is not paid to such firms, the balance will serve as compensation for personal and account maintenance services furnished by the Distributor. The Distributor also pays to dealers an additional compensation with respect to Class C Shares at the rate of 0.75% of the average annual net asset value of that class.

In order to receive payments under the Plans, participants must meet such qualifications to be established in the sole discretion of the Distributor, such as services to the Funds’ shareholders; or services providing the Funds with more efficient methods of offering shares to coherent groups of clients, members or prospects of a participant; or services permitting bulking of purchases or sales, or transmission of such purchases or sales by computerized tape or other electronic equipment; or other processing.

On a quarterly basis, the Funds’ Trustees review a report on expenditures under the Plans and the purposes for which expenditures were made. The Trustees conduct an additional, more extensive review annually in determining whether the Plans will be continued. By its terms, continuation of the Plans from year to year is contingent on annual approval by a majority of the Funds’ Trustees and by a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Plans or any related agreements (the “Plan Trustees”). The Plans provide that they may not be amended to increase materially the costs which the Funds may bear pursuant to the Plans without approval of the shareholders of that class of the Funds and that other material amendments to the Plans must be approved by a majority of the Plan Trustees by vote cast in person at a meeting called for the purpose of considering such amendments. The Plans further provide that while they are in effect, the selection and nomination of Trustees who are not “interested persons” shall be committed to the discretion of the Trustees who are not “interested persons.” The Plans may be terminated at any time by vote of the Plan Trustees or a majority of the outstanding shares of the relevant class of the Funds.

For the fiscal year ended September 30, 2009, the Funds paid Rule 12b-1 Fees in the amount of $12,042,982, of which the Distributor received $2,214,325, and unaffiliated broker-dealers received $9,828,657. The Rule 12b-1 payments were used for (1) compensation to dealers, $11,641,203; (2) compensation to sales personnel, $3,764,430; (3) advertising, $776,001; (4) service costs, $518,352; (5) printing and mailing of prospectuses to other than current shareholders, $147,839; and (6) other, $118,818.

No interested person of the Funds other than the Distributor and no Trustee who is not an interested person of the Funds, as that term is defined in the 1940 Act, has any direct or indirect financial interest in the operation of the Plans or related agreements.

The Board of Trustees has also adopted a Plan pursuant to Rule 18f-3 under the 1940 Act permitting the issuance of shares in multiple classes.

The FINRA regards certain distribution fees as asset-based sales charges subject to FINRA sales load limits. The FINRA’s maximum sales charge rule may require the Trustees to suspend distribution fees or amend the Plans.

MANAGEMENT OF THE TRUST

The Trust is an open-end management investment company known as a mutual fund. The Trustees of the Trust (“Trustees”) are responsible for the overall supervision of the Trust and perform the various duties imposed on Trustees by the 1940 Act and Delaware statutory trust law.

Trustees and Officers

The Trustees are responsible for the overall supervision of the Funds, including establishing the Funds’ policies, general supervision and review of their investment activities. The officers who administer the Funds’ daily operations, are appointed by the Board of Trustees. The current Trustees and officers of the Trust performing a policy-making function and their affiliations and principal occupations for the past five years are set forth below. Unless otherwise noted, the address of each individual is 100 Pearl Street, Hartford, Connecticut 06103. There is no stated term of office for Trustees of the Trust.

Independent Trustees

Name and Year of Birth	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee	Principal Occupation(s) During Past 5 Years and Other Directorships Held by Trustee

Leroy Keith, Jr. YOB: 1939	Served since 1993.	46	Managing Director, Almanac Capital Management (commodities business) (2007-Present). Partner, Stonington Partners, Inc. (private equity firm) (2001-2007). Director/Trustee, Evergreen Funds (88 portfolios).

Philip R. McLoughlin Chairman YOB: 1946	Served since 1993.	48	Partner, Cross Pond Partners, LLC (2006-Present). Director, World Trust Fund. Chairman and Trustee, The Phoenix Edge Series Fund. Director, DTF Tax-Free Income Fund, Inc., Duff & Phelps Utility and Corporate Bond Trust, Inc. and DNP Select Income Fund Inc. Managing Director, SeaCap Asset Management Fund I, L.P.

Geraldine M. McNamara YOB: 1951	Served since 2001.	48	Retired. Managing Director, U.S. Trust Company of New York (private bank) (1982-2006).

James M. Oates YOB: 1946	Served since 1993.	46	Managing Director, Wydown Group (consulting firm) (1994-present). Chairman, Hudson Castle Group, Inc. (Formerly IBEX Capital Markets, Inc.) (financial services) (1997-2006). Director, Stifel Financial, Chairman and Trustee John Hancock Trust (93 portfolios) and John Hancock Funds II (74 portfolios). Non-Executive Chairman, Hudson Castle Group, Inc.

Richard E. Segerson YOB: 1946	Served since 1998.	46	Managing Director, Northway Management Company (1998-present).

Ferdinand L.J. Verdonck YOB: 1942	Served since 2004.	46	Retired. Director, Galapagos N.V. (biotechnology). Mr. Verdonck is also a director of several non-U.S. companies.

Interested Trustee

The individual listed below is an “interested person” of the Trust, as defined in Section 2(a)(19) of the 1940 Act, as amended, and the rules and regulations thereunder.

Name, Year of Birth and Position(s) with Trust	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee	Principal Occupation(s) During Past 5 Years and Other Directorships Held by Trustee

George R. Aylward* Trustee and President YOB: 1964	Served since 2006.	48	Director, President and Chief Executive Officer (since 2008), Director and President (2006-2008), Chief Operating Officer (2004-2006), Vice President, Finance, (2001-2002), Virtus Investment Partners, Inc. and/or certain of its subsidiaries. Various senior officer and directorship positions with Virtus affiliates (2005-present). Senior Executive Vice President and President, Asset Management (2007-2008), Senior Vice President and Chief Operating Officer, Asset Management (2004-2007), Vice President and Chief of Staff (2001-2004), The Phoenix Companies, Inc. Various senior officer and directorship positions with Phoenix affiliates (2005-2008). President (2006-present), Executive Vice President (2004-2006), the Virtus Mutual Funds Family. Chairman, President and Chief Executive Officer, The Zweig Fund Inc. and The Zweig Total Return Fund Inc. (2006-present).

*	Mr. Aylward is an “interested person” as defined in the Investment Company Act of 1940, by reason of his relationship with Virtus Investment Partners, Inc. and/or its affiliates.

Officers of the Trust Who Are Not Trustees

Name, Address and Year of Birth	Position(s) Held with Trust and Length of Time Served	Principal Occupation(s) During Past 5 Years

Nancy G. Curtiss YOB: 1952	Senior Vice President since 2006.	Executive Vice President, Head of Operations (since 2009), Senior Vice President, Operations (2008-2009), Vice President, Head of Asset Management Operations (2007-2008), Vice President (2003-2007), Virtus Investment Partners, Inc. and/or certain of its subsidiaries. Ms. Curtiss is Treasurer of various other investment companies within the Virtus Mutual Funds Complex (1994-present). Assistant Treasurer (2001-2009), VP Distributors, Inc. (f/k/a Phoenix Equity Planning Corporation).

Francis G. Waltman YOB: 1962	Senior Vice President since 2008.	Executive Vice President, Head of Product Management (since 2009), Senior Vice President, Asset Management Product Development (2008-2009), Senior Vice President, Asset Management Product Development (2005-2007), Virtus Investment Partners, Inc. and/or certain of its subsidiaries. Director (2008-present), Director and President (2006-2007), VP Distributors, Inc. (f/k/a Phoenix Equity Planning Corporation). Director and Senior Vice President, Virtus Investment Advisers, Inc. (since 2008).

Marc Baltuch c/o Zweig DiMenna Associates, LLC 900 Third Avenue New York, NY 10022 YOB: 1945	Vice President and Chief Compliance Officer since 2004.	Chief Compliance Officer, Zweig-DiMenna Associates LLC (1989-present). Vice President, The Zweig Total Return Fund, Inc. (2004-present). Vice President, The Zweig Fund, Inc. (2004-present). President and Director of Watermark Securities, Inc. (1991-present). Assistant Secretary, Gotham Advisors Inc. (1990-2005).

Name, Address and Year of Birth	Position(s) Held with Trust and Length of Time Served	Principal Occupation(s) During Past 5 Years

W. Patrick Bradley YOB: 1972	Chief Financial Officer and Treasurer since 2005.	Senior Vice President, Fund Administration (since 2009), Vice President, Fund Administration (2007-2009), Second Vice President, Fund Control & Tax (2004-2006), Virtus Investment Partners, Inc. and/or certain of its subsidiaries. Vice President, Chief Financial Officer, Treasurer and Principal Accounting Officer (2006-present), Assistant Treasurer (2004-2006), The Phoenix Edge Series Fund. Chief Financial Officer and Treasurer (2005-present), Assistant Treasurer (2004-2006), certain funds within the Virtus Mutual Funds Family.

Kevin J. Carr YOB: 1954	Vice President, Chief Legal Officer, Counsel and Secretary since 2005.	Senior Vice President (since 2009), Counsel and Secretary (2008-present) and Vice President (2008-2009), Virtus Investment Partners, Inc. and/or certain of its subsidiaries. Vice President and Counsel, Phoenix Life Insurance Company (2005-2008). Compliance Officer of Investments and Counsel, Travelers Life & Annuity Company (January 2005-May 2005). Assistant General Counsel and certain other positions, The Hartford Financial Services Group (1995-2005).

Committees of the Board

The Board of Trustees has established several standing committees to oversee particular aspects of the Funds’ management. They are:

The Audit Committee.  The Audit Committee is responsible for overseeing the Funds’ accounting and auditing policies and practices. The Audit Committee reviews the Funds’ financial reporting procedures, their system of internal control, the independent audit process, and the Funds’ procedures for monitoring compliance with investment restrictions and applicable laws and regulations and with the Code of Ethics. The Audit Committee is composed entirely of Independent Trustees; its members are James M. Oates, Chairperson, Dr. Leroy Keith, Jr., Philip R. McLoughlin, Geraldine M. McNamara, Richard E. Segerson, and Ferdinand L.J. Verdonck. The Committee met four times during the Trust’s last fiscal year.

The Executive and Compliance Committee.  The function of the Executive and Compliance Committee is to serve as a contract review, compliance review and performance review delegate of the full Board of Trustees as well as act to on behalf of the Board when it is not in session, subject to limitations as set by the Board. Its members are Philip R. McLoughlin, Chairperson, Dr. Leroy Keith, Jr., and James M. Oates. Each of the members is an Independent Trustee. The Committee did not meet during the Trust’s last fiscal year.

The Governance and Nominating Committee.  The Governance and Nominating Committee is responsible for developing and maintaining governance principles applicable to the Funds, for nominating individuals to serve as Trustees, including as Independent Trustees, and annually evaluating the Board and Committees. The Governance and Nominating Committee is composed entirely of Independent Trustees; its members are Dr. Leroy Keith, Jr., Chairperson, Philip R. McLoughlin, Geraldine M. McNamara, James M. Oates, Richard E. Segerson, and Ferdinand L.J. Verdonck. The Committee met four times during the Trust’s last fiscal year.

The Board has adopted a policy for consideration of Trustee nominees recommended by shareholders. With regards to such policy, an individual shareholder submitting a nomination must hold for at least one full year 5% of the shares of a series of the Trust. Shareholder nominees for Trustee will be given the same consideration as any candidate provided the nominee meets certain minimum requirements.

Compensation

Trustees who are not employed by the Adviser or its affiliates receive an annual retainer and fees and expenses for attendance at Board and Committee meetings. Officers and employees of the Adviser of the Funds who are interested persons are compensated for their services by the Adviser of the Funds, or an affiliate of the Adviser of the Funds, and receive no compensation from the Funds. The Trust does not have any retirement plan for its Trustees.

For the Trust’s fiscal year ended September 30, 2009, the Trustees received the following compensation:

Name of Trustee	Aggregate Compensation from Trust	Total Compensation From Trust and Fund Complex (46 Funds) Paid to Trustees

Independent Trustees
Leroy Keith, Jr.	$52,230	$155,000
Philip R. McLoughlin	$78,225	$329,000
Geraldine M. McNamara	$50,491	$219,500
James M. Oates	$53,968	$160,000
Richard E. Segerson	$50,491	$150,000
Ferdinand L.J. Verdonck	$43,443	$130,000

Interested Trustees
George R. Aylward	$0	$0

Trustee Ownership of Securities

Set forth in the table below is the dollar range of equity securities owned by each Trustee as of December 31, 2009:

Name of Trustee	Dollar Range of Equity Securities in the Funds in the Trust	Aggregate Dollar Range of Trustee Ownership of all Funds Overseen by Trustee in Family of Investment Companies

Independent Trustees
Leroy Keith, Jr.	Multi-Sector Short Term Bond Fund – $10,001-$50,000	$10,001-$50,000
Philip R. McLoughlin	Foreign Opportunities Fund – $50,001 – $100,000 Global Infrastructure Fund – $10,001-$50,000 Market Neutral Fund – $1-$10,000	Over $100,000
Geraldine M. McNamara*	Foreign Opportunities Fund – $10,001-$50,000 Global Infrastructure Fund – $10,001-$50,000	$50,000-100,000
James M. Oates

Alternatives Diversifier Fund—$10,001-$50,000

Foreign Opportunities Fund—$10,001-$50,000

Greater Asia Fund—$10,001-$50,000

Multi-Sector Fixed Income Fund—$50,001-$100,000

Multi-Sector Short Term Bond Fund—$10,001-$50,000

Real Estate Fund—$10,001-$50,000

Over $100,000
Richard E. Segerson	None	Over $100,000
Ferdinand L.J. Verdonck	Multi-Sector Fixed Income Fund—$50,001-$100,000 Foreign Opportunities Fund—$10,001-$50,000 Global Infrastructure Fund—$10,001-$50,000 Real Estate Fund—$1-$10,000	Over $100,000

Interested Trustee
George R. Aylward*

Alternatives Diversifier Fund – $1-$10,000

Bond Fund – $1-$10,000

Foreign Opportunities Fund – $1-$10,000

Global Infrastructure – $1-$10,000

Global Opportunities Fund – $1-$10,000

High Yield – $1-$10,000

Multi-Sector Fixed Income Fund – $1-$10,000

Multi-Sector Short Term Bond Fund – $10,001-$50,000

Real Estate Fund – $1-$10,000

$50,001-$100,000

*	As of December 31, 2008; information as of December 31, 2009 is not yet available.

At January 6, 2010, the Trustees and officers as a group owned less than 1% of the then outstanding shares of any of the Funds.

Principal Shareholders

The following table sets forth information as of January 6, 2010 with respect to each person who owns of record or is known by the Trust to own of record or beneficially 5% or more of any class of the Trust’s outstanding equity securities.

Name of Shareholder	Fund and Class	Percentage of Class		Number of Shares
Brown Brothers Harriman(1) As Custodian 525 Washington Blvd Jersey City, NJ 07310-1606

Greater European Fund – Class A

Greater European Fund – Class C

Greater European Fund – Class I

Greater Asia Fund – Class A

Greater Asia Fund – Class C

Greater Asia Fund – Class I

Multi-Sector Short Term Bond Fund – Class I

		99.83 66.04 99.90 93.25 99.90 99.90 17.82	% % % % % % %	501,081.882 10,409.699 10,448.883 496,457.663 10,314.449 10,352.388 7,154,864.607

Charles Schwab & Co Inc. (1) Reinvest Account FBO Customers Attn Mutual Funds Dept. 101 Montgomery St San Francisco, CA 94104-4151	Foreign Opportunities Fund – Class A Real Estate Fund – Class I	22.93 5.48	% %	5,732,821.040 692,466.989

Charles Schwab & Co Inc. (1) Special Custody Acct FBO Customers Attn Mutual Funds Dept. 101 Montgomery St San Francisco, CA 94104-4151	Bond Fund – Class C Global Infrastructure Fund – Class A High Yield Fund – Class B Market Neutral Fund – Class A Multi-Sector Fixed Income Fund – Class A Real Estate Fund – Class A	27.71 17.95 11.48 6.70 6.14 22.96	% % % % % %	204,444.206 655,903.473 24,806.173 105,272.367 671,725.943 5,570,596.070

Citigroup Global Markets Inc.(1) House Account Attn Peter Booth 7th Floor 333 W 34th St New York, NY 10001-2402

AlphaSector Rotation Fund – Class A

AlphaSector Rotation Fund – Class C

Alternatives Diversifier Fund – Class A

Alternatives Diversifier Fund – Class C

Foreign Opportunities Fund – Class A

Foreign Opportunities Fund – Class C

Global Opportunities Fund – Class C

High Yield Fund – Class C

Market Neutral Fund – Class B

Market Neutral Fund – Class C

Multi-Sector Fixed Income Fund – Class C

Multi-Sector Short Term Bond Fund – Class B

Multi-Sector Short Term Bond Fund – Class T

Real Estate Fund – Class B

Real Estate Fund – Class C

Senior Floating Rate Fund – Class C

		6.17 6.39 13.38 14.18 8.88 12.96 5.34 5.70 7.93 7.63 8.03 6.46 16.07 8.96 13.71 6.04	% % % % % % % % % % % % % % % %	518,648.292 388,173.564 2,041,649.096 1,476,579.743 2,221,800.632 459,064.512 6,902.939 25,098.535 8,766.883 32,752.803 372,329.335 172,082.565 9,117,643.291 72,224.576 272,324.265 37,839.199

Edward D Jones & Co. (1) Attn Mutual Fund Shareholder Accounting 201 Progress Parkway Maryland Hts, MO 63043-3009	Foreign Opportunities Fund – Class I Real Estate Fund – Class I	50.63 55.31	% %	15,654,562.855 6,988,532.212

Energy Insurance Services Inc. 501 River Street, 1st Floor Greenville, SC 29601-2666	Multi-Sector Short Term Bond Fund – Class I	5.30%		2,126,025.826

First Clearing, LLC Victoria Blank TTEE Fairfield, CT 06825-1703	Global Opportunities Fund – Class C	6.17%		7,972.685

Name of Shareholder	Fund and Class	Percentage of Class		Number of Shares
LPL Financial Services(1) 9785 Towne Centre Dr. San Diego, CA 92121-1968	Alternatives Diversifier Fund – Class A Foreign Opportunities Fund – Class I Global Real Estate Fund – Class I Market Neutral Fund – Class A	9.55 7.70 64.98 24.03	% % % %	1,458,214.436 2,380,356.484 21,003.708 377,412.283

MAC & Co. (1) Mutual Fund Operations PO Box 3198 525 William Penn Place Pittsburgh, PA 15230-3198	Bond Fund – Class I Foreign Opportunities Fund – Class I	48.63 10.28	% %	6,540,406.120 3,179,974.969

MAC & Co. (1) Mutual Fund Operations PO Box 3198 525 William Penn Place Pittsburgh, PA 15230-3198	Bond Fund – Class I Foreign Opportunities Fund – Class I	13.67 5.04	% %	1,838,555.110 1,559,683.772

Merfarm & Co. (1) C/O Merchants Trust Co. 275 Kennedy Drive South Burlington, VT 5403-6785	AlphaSector Rotation Fund – Class I	49.92%		1,142,808.364

MLPF&S For the Sole Benefit of its Customers(1) Attn Fund Administration 4800 Deer Lake Dr. E FL 3 Jacksonville, FL 32246-6484

AlphaSector Rotation Fund – Class A

AlphaSector Rotation Fund – Class C

AlphaSector Rotation Fund – Class I

AlphaSector Allocation Fund – Class A

AlphaSector Allocation Fund – Class C

AlphaSector Allocation Fund – Class I

Alternatives Diversifier Fund – Class A

Alternatives Diversifier Fund – Class C

Alternatives Diversifier Fund – Class I

Bond Fund – Class B

Bond Fund – Class C

Foreign Opportunities Fund – Class C

Global Infrastructure Fund – Class C

Global Opportunities Fund – Class C

High Yield Fund – Class C

International Real Estate Fund – Class C

Market Neutral Fund – Class A

Market Neutral Fund – Class B

Market Neutral Fund – Class C

Market Neutral Fund – Class I

Multi-Sector Fixed Income Fund – Class A

Multi-Sector Fixed Income Fund – Class B

Multi-Sector Fixed Income Fund – Class C

Multi-Sector Fixed Income Fund – Class I

Multi-Sector Short Term Bond Fund – Class B

Multi-Sector Short Term Bond Fund – Class I

Multi-Sector Short Term Bond Fund – Class T

Real Estate Fund – Class B

Real Estate Fund – Class C

Senior Floating Rate Fund – Class C

6.43 41.30 46.97 8.72 44.36 62.89 5.26 34.50 99.25 34.39 16.69 22.18 41.47 17.80 25.67 6.25 16.09 34.22 21.16 23.51 5.83 8.17 32.24 99.48 7.37 73.93 35.85 13.00 10.80 20.66	% % % % % % % % % % % % % % % % % % % % % % % % % % % % % %	540,577.938

2,509,510.558

1,075,177.939

166,240.537

770,813.897

18,182.974

803,126.669

3,591,579.506

2,015,464.130

125,319.042

123,126.323

785,706.951

289,961.842

22,994.341

112,952.049

4,994.709

252,723.193

37,819.995

90,890.825

1,463,296.803

637,284.331

110,778.485

1,494,634.663

1,967,294.601

196,233.731

29,678,274.058

20,341,331.977

104,782.675

214,585.550

129,415.433

MS & Co. FBO George and Trudy Mazin South Orange, NJ 07079-1327	International Real Estate Fund – Class C	5.92%		4,725.443

Name of Shareholder	Fund and Class	Percentage of Class		Number of Shares

NFS LLC FEBO(1) Charitable Gift Legacy Pool Lewisville, TX 75067	Market Neutral Fund – Class A	5.72%		89,804.018

NFS LLC FEBO Donna K Sefton Ttee San Diego, CA 92103-6624	CA Tax-Exempt Bond Fund – Class I	33.99%		729,998.585

NFS LLC FEBO Harley K Sefton Ttee San Diego, CA 92103-6624	CA Tax-Exempt Bond Fund – Class I	30.99%		665,712.601

NFS LLC FEBO Dale Stewart Kenosha, WI 53144-1240	High Yield Fund – Class B	8.43%		18,199.643

NFS LLC FEBO(1) FIIOC as Agent for Qualified Employee Benefit Plans 100 Magellan Way KW1C Covington, KY 41015-1987	Real Estate Fund – Class I	6.53%		825,266.329

Phoenix Life Insurance Company C/O Tina Di Buono Investment Accounting H-3E-2 One American Row Hartford, CT 06115-2521	Senior Floating Rate Fund – Class A	26.82%		1,678,247.869

Prudential Investment Management(1) FBO Mutual Fund Clients 3 Gateway Center, Floor 11 Newark, NJ 07102-4000	Alternatives Diversifier Fund – Class A Global Infrastructure Fund – Class A	5.49 5.93	% %	837,292.859 216,728.414

Raymond James & Assoc Inc. CSDN FBO Dr Vernon E Merchant IRA Anderson, SC 29621-2402	Greater European Fund – Class C	33.89%		5,341.579

State Street Bank & Trust Co. Cust for Lillian C Dingee IRA Mesa, AZ 85202-2039	High Yield Fund – Class B	9.30%		20,095.734

State Street Bank & Trust Co. Cust for Earl Johnson IRA Saltsburg, PA 15681-1492	High Yield Fund – Class B	6.75%		14,578.471

UBS Financial Services Inc. FBO Interplastic Corporation 1225 Willow Lake Blvd St Paul, MN 55110-5145	Senior Floating Rate Fund – Class A	28.04%		1,754,583.082

UBS Financial Services Inc. FBO James Wallenfelsz Ttee 1225 Willow Lake Blvd St Paul, MN 55110-5145	Senior Floating Rate Fund – Class A	23.10%		1,445,207.666

Virtus AlphaSector Allocation Fund Attn Amy Robinson c/o Virtus Investment Partners 100 Pearl St Hartford, CT 06103-4506	Bond Fund – Class I	6.52%		876,515.297

Name of Shareholder	Fund and Class	Percentage of Class		Number of Shares
Virtus Alternatives Diversifier Fund Attn Amy Robinson c/o Virtus Investment Partners 100 Pearl St Hartford, CT 06103-4506	Global Infrastructure Fund – Class I International Real Estate Fund – Class I Market Neutral Fund – Class I Real Estate Fund – Class I Senior Floating Rate Fund – Class I	96.02 99.64 76.49 9.88 97.73	% % % % %	3,890,964.974 4,910,351.884 4,761,076.513 1,247,791.012 2,851,649.327

VP Distributors, Inc. Attn Corp Accounting 100 Pearl St Hartford, CT 06103-4506

AlphaSector Allocation Fund – Class I

Global Real Estate Fund – Class A

Global Real Estate Fund – Class C

Global Real Estate Fund – Class I

International Real Estate Fund – Class A

International Real Estate Fund – Class C

		37.11 90.53 94.22 35.02 69.33 14.48	% % % % % %	10,729.977 90,482.101 11,277.079 11,321.217 231,388.383 11,560.693

Richard and Diana Waldrep New Boston, TX 75570-3621	International Real Estate Fund – Class C	6.41%		5,115.871

(1)	These entities are omnibus accounts for many individual shareholder accounts. The Funds are not aware of the size or identity of the underlying individual accounts thereof.

ADDITIONAL INFORMATION

Capital Stock and Organization

As a Delaware statutory trust, the Trust’s operations are governed by its Amended and Restated Agreement and Declaration of Trust dated March 1, 2001, as amended. A copy of the Trust’s Certificate of Trust, as amended, is on file with the Office of the Secretary of State of the State of Delaware. Upon the initial purchase of shares, the shareholder agrees to be bound by the Trust’s Agreement and Declaration of Trust, as amended. Generally, Delaware statutory trust shareholders are not personally liable for obligations of the Delaware statutory trust under Delaware law. The Delaware Statutory Trust Act (the “Delaware Act”) provides that a shareholder of a Delaware statutory trust shall be entitled to the same limitation of liability extended to shareholders of private for-profit corporations. The Trust’s Amended and Restated Agreement and Declaration of Trust expressly provides that the Trust has been organized under the Delaware Act and that the Declaration of Trust is to be governed by Delaware law. It is nevertheless possible that a Delaware statutory trust, such as the Trust, might become a party to an action in another state whose courts refused to apply Delaware law, in which case the Trust’s shareholders could be subject to personal liability.

To guard against this risk, the Amended and Restated Agreement and Declaration of Trust (i) contains an express disclaimer of shareholder liability for acts or obligations of the Trust and provides that notice of such disclaimer may be given in each agreement, obligation and instrument entered into or executed by the Trust or its Trustees, (ii) provides for the indemnification out of Trust property of any shareholders held personally liable for any obligations of the Trust or any series of the Trust and (iii) provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon. Thus, the risk of a Trust shareholder incurring financial loss beyond his or her investment because of shareholder liability is limited to circumstances in which all of the following factors are present: (1) a court refused to apply Delaware law; (2) the liability arose under tort law or, if not, no contractual limitation of liability was in effect; and (3) the Trust itself would be unable to meet its obligations. In the light of Delaware law, the nature of the Trust’s business and the nature of its assets, the risk of personal liability to a Fund shareholder is remote.

The Amended and Restated Agreement and Declaration of Trust further provides that the Trust shall indemnify each of its Trustees and officers against liabilities and expenses reasonably incurred by them, in connection with, or arising out of, any action, suit or proceeding, threatened against or otherwise involving such Trustee or officer, directly or indirectly, by reason of being or having been a Trustee or officer of the Trust. The Amended and Restated Agreement and Declaration of Trust does not authorize the Trust to indemnify any Trustee or officer against any liability to which he or she would otherwise be subject by reason of or for willful misfeasance, bad faith, gross negligence or reckless disregard of such person’s duties.

Under the Amended and Restated Agreement and Declaration of Trust, the Trust is not required to hold annual meetings to elect Trustees or for other purposes. It is not anticipated that the Trust will hold shareholders’ meetings unless required by law or the Declaration of Trust. The Trust will be required to hold a meeting to elect Trustees to fill any existing vacancies on the Board if, at any time, fewer than a majority of the Trustees have been elected by the shareholders of the Trust. The Board is required to call a meeting for the purpose of considering the removal of persons serving as Trustee if requested in writing to do so by the holders of not less than 10% of the outstanding shares of the Trust.

Shares of the Trust do not entitle their holders to cumulative voting rights, so that the holders of more than 50% of the outstanding shares of the Trust may elect all of the Trustees, in which case the holders of the remaining shares would not be able to elect any Trustees. As determined by the Trustees, shareholders are entitled to one vote for each dollar of net asset value (number of shares held times the net asset value of the applicable class of the applicable Fund).

Pursuant to the Amended and Restated Agreement and Declaration of Trust, the Trustees may create additional funds by establishing additional series of shares in the Trust. The establishment of additional series would not affect the interests of current shareholders in the existing Funds. Pursuant to the Amended and Restated Agreement and Declaration of Trust, the Trustees may establish and issue multiple classes of shares for each Fund.

Each share of each class of a Fund is entitled to such dividends and distributions out of the income earned on the assets belonging to that Fund which are attributable to such class as are declared in the discretion of the Trustees. In the event of the liquidation or dissolution of the Trust, shares of each class of each Fund are entitled to receive their proportionate share of the assets which are attributable to such class of such Fund and which are available for distribution as the Trustees in their sole discretion may determine. Shareholders are not entitled to any preemptive, conversion or subscription rights. All shares, when issued, will be fully paid and non-assessable by the Trust.

Subject to shareholder approval (if then required), the Trustees may authorize each Fund to invest all or part of its investable assets in a single open-end investment company that has substantially the same investment objectives, policies and restrictions as the Fund. As of the date of this SAI, the Trustees do not have any plan to authorize any Fund to so invest its assets.

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP is the independent registered public accounting firm for the Trust. PricewaterhouseCoopers LLP audits the Trust’s annual financial statements and expresses an opinion thereon.

Custodian and Transfer Agent

The Bank of New York Mellon, One Wall Street, New York, NY 10286, serves as the custodian of the Foreign Opportunities Fund, the Global Infrastructure Fund, the Global Opportunities Fund, the Global Real Estate Fund, the Greater Asia Fund, the Greater European Fund and the International Real Estate Fund. PFPC Trust Company, 8800 Tinicum Boulevard, Philadelphia, PA 19153, serves as the custodian of the remaining funds. The Trust has authorized each custodian to appoint one or more subcustodians for the assets of the Funds held outside the United States. The securities and other assets of each Fund are held by its respective custodian or any subcustodian separate from the securities and assets of each other Fund.

VP Distributors, 100 Pearl Street, Hartford, CT 06103, acts as Transfer Agent for the Trust (the “Transfer Agent”). Pursuant to a Transfer Agent and Service Agreement, VP Distributors receives a fee, which is a combination of a base fee allocated among each Virtus Mutual Fund class and a per account fee of between $7.60 and $9.50, depending on whether the account information is held directly by VP Distributors or through an intermediary, plus out-of-pocket expenses. The Transfer Agent is authorized to engage subagents to perform certain shareholder servicing functions from time to time for which such agents shall be paid a fee by the Transfer Agent. Fees paid by the Funds, in addition to the fee paid to VP Distributors, will be reviewed and approved by the Board of Trustees.

Reports to Shareholders

The fiscal year of the Trust ends on September 30. The Trust will send financial statements to its shareholders at least semiannually. An annual report containing financial statements audited by the Trust’s independent registered public accounting firm, Pricewaterhouse Coopers LLP will be sent to shareholders each year and is available without charge upon request.

Financial Statements

The Funds’ financial statements for the Trust’s fiscal year ended September 30, 2009, included in the Trust’s 2009 Annual Report to Shareholders are incorporated herein by reference.

APPENDIX

Description of Certain Bond Ratings

Moody’s Investors Service, Inc.

Aaa—Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa—Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group the comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A—Bonds that are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa—Bonds that are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Moody’s also provides credit ratings for preferred stocks. Preferred stock occupies a junior position to bonds within a particular capital structure and that these securities are rated within the universe of preferred stocks.

aaa—An issue that is rated “aaa” is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

aa—An issue that is rated “aa” is considered a high-grade preferred stock. This rating indicates that there is a reasonable assurance that earnings and asset protection will remain relatively well maintained in the foreseeable future.

a—An issue that is rated “a” is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater than in the “aaa” and “aa” classifications, earnings and asset protections are, nevertheless, expected to be maintained at adequate levels.

baa—An issue that is rated “baa” is considered to be a medium grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

Moody’s ratings for municipal notes and other short-term loans are designated Moody’s Investment Grade (MIG). This distinction is in recognition of the differences between short-term and long-term credit risk. Loans bearing the designation MIG 1 are of the best quality, enjoying strong protection by establishing cash flows of funds for their servicing or by established and broad-based access to the market for refinancing, or both. Loans bearing the designation MIG 2 are of high quality, with margins of protection ample although not so large as in the preceding group. A short term issue having a demand feature (i.e., payment relying on external liquidity and usually payable on demand rather than fixed maturity dates) is differentiated by Moody’s with the use of the Symbol VMIG, instead of MIG.

Moody’s also provides credit ratings for tax-exempt commercial paper. These are promissory obligations (1) not having an original maturity in excess of nine months, and (2) backed by commercial banks. Notes bearing the designation P-1 have a superior capacity for repayment. Notes bearing the designation P-2 have a strong capacity for repayment.

Standard & Poor’s Corporation

AAA—Bonds rated AAA have the higher rating assigned by Standard & Poor’s Corporation. Capacity to pay interest and repay principal is extremely strong.

AA—Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the higher rated issues only in small degree.

A—Bonds rated A have a very strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB—Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

S&P’s top ratings for municipal notes issued after July 29, 1984 are SP-1 and SP-2. The designation SP-1 indicates a very strong capacity to pay principal and interest. A “+” is added for those issues determined to possess overwhelming safety characteristics. An “SP-2” designation indicates a satisfactory capacity to pay principal and interest.

Commercial paper rated A-2 or better by S&P is described as having a very strong degree of safety regarding timeliness and capacity to repay. Additionally, as a precondition for receiving an S&P commercial paper rating, a bank credit line and/or liquid assets must be present to cover the amount of commercial paper outstanding at all times.

The Moody’s Prime-2 rating and above indicates a strong capacity for repayment of short-term promissory obligations.

GLOSSARY

Commercial Paper: Short-term promissory notes of large corporations with excellent credit ratings issued to finance their current operations.

Certificates of Deposit: Negotiable certificates representing a commercial bank’s obligations to repay funds deposited with it, earning specified rates of interest over given periods.

Bankers’ Acceptances: Negotiable obligations of a bank to pay a draft which has been drawn on it by a customer. These obligations are backed by large banks and usually are backed by goods in international trade.

Time Deposits: Non-negotiable deposits in a banking institution earning a specified interest rate over a given period of time.

Corporate Obligations: Bonds and notes issued by corporations and other business organizations in order to finance their long-term credit needs.

VIRTUS OPPORTUNITIES TRUST

PART C—OTHER INFORMATION

Item 28.	Exhibits

a.1.	Amended and Restated Agreement and Declaration of Trust dated March 1, 2001, filed via EDGAR with Post-Effective Amendment No. 12 (File No. 033-65137) on January 25, 2002 and incorporated herein by reference.

a.2.	Amendment to the Declaration of Trust of the Registrant, dated November 16, 2006, filed via EDGAR with Post-Effective Amendment No. 23 (File No. 033-65137) on January 30, 2007 and incorporated herein by reference.

b.1.	Amended and Restated By-Laws dated November 16, 2005, filed via EDGAR with Post-Effective Amendment No. 23 (File No. 033-65137) on January 30, 2007 and incorporated herein by reference.

b.2.	Amendment No. 1 to the Amended and Restated By-Laws of the Registrant, dated August 23, 2006, filed via EDGAR with Post-Effective Amendment No. 23 (File No. 033-65137) on January 30, 2007 and incorporated herein by reference.

c.	Reference is made to Registrant’s Agreement and Declaration of Trust. See Exhibit a.

d.1.	Amended and Restated Investment Advisory Agreement between the Registrant, on behalf of Virtus Bond Fund, and Virtus Investment Advisers, Inc. (“VIA”) effective November 20, 2002, filed via EDGAR with Post-Effective Amendment No. 14 (File No. 033-65137) on January 29, 2004 and incorporated herein by reference.

d.2.	Subadvisory Agreement between VIA and SCM Advisors LLC (“SCM”) dated July 1, 1998, filed via EDGAR with Post-Effective Amendment No. 15 (File No. 033-65137) on January 25, 2005 and incorporated herein by reference.

d.3.	Investment Subadvisory Agreement Amendment between VIA and SCM effective July 1, 1998 for the purpose of amending the Subadvisory Agreement of the same date in order to correct a typographical error in such Subadvisory Agreement, filed via EDGAR with Post-Effective Amendment No. 15 (File No. 033-65137) on January 25, 2005 and incorporated herein by reference.

d.4.	Amendment to Subadvisory Agreement between VIA and SCM dated November 20, 2002, filed via EDGAR with Post-Effective Amendment No. 15 (File No. 033-65137) on January 25, 2005 and incorporated herein by reference.

d.5.	Third Amendment to Subadvisory Agreement between VIA and SCM dated September 1, 2006, filed via EDGAR with Post-Effective Amendment No. 23 (File No. 033-65137) on January 30, 2007 and incorporated herein by reference.

d.6.	Amendment to Amended and Restated Investment Advisory Agreement between Registrant and VIA dated June 8, 2006, filed via EDGAR with Post-Effective Amendment No. 22 (File No. 033-65137) on June 9, 2006 and incorporated herein by reference.

d.7.	Second Amendment to Amended and Restated Investment Advisory Agreement between Registrant and VIA, dated June 27, 2007, on behalf of CA-Tax Exempt Bond Fund, Global Infrastructure Fund, High Yield Fund, Market Neutral Fund, Multi-Sector Fixed Income Fund, Multi-Sector Short Term Bond Fund and Real Estate Securities Fund, filed via EDGAR with Post-Effective Amendment No. 27 (File No. 033-65137) on September 24, 2007 and incorporated herein by reference.

d.8.	Subadvisory Agreement between VIA and Duff & Phelps Investment Management Co. (“Duff & Phelps”), dated June 27, 2007 on behalf of Global Infrastructure Fund and Real Estate Securities Fund, filed via EDGAR with Post-Effective Amendment No. 27 (File No. 033-65137) on September 24, 2007 and incorporated herein by reference.

d.9.	Subadvisory Agreement between VIA and Goodwin Capital Advisers, Inc. (“Goodwin”), dated June 27, 2007 on behalf of Multi-Sector Fixed Income Fund and Multi-Sector Short Term Bond Fund, filed via EDGAR with Post-Effective Amendment No. 27 (File No. 033-65137) on September 24, 2007 and incorporated herein by reference.

d.10.	Fourth Amendment to Subadvisory Agreement between VIA and SCM, on behalf of High Yield Fund, dated June 27, 2007, filed via EDGAR with Post-Effective Amendment No. 27 (File No. 033-65137) on September 24, 2007 and incorporated herein by reference.

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d.11.	Third Amendment to Amended and Restated Investment Advisory Agreement between Registrant and VIA dated September 24, 2007, on behalf of Virtus Alternatives Diversifier Fund, Virtus Foreign Opportunities Fund, Virtus Global Opportunities Fund, Virtus International Real Estate Securities Fund, Virtus AlphaSector Rotation Fund and Virtus AlphaSector Allocation Fund, filed via EDGAR with Post-Effective Amendment No. 28 (File No. 033-65137) on November 14, 2007 and incorporated herein by reference.

d.12.	First Amendment to Subadvisory Agreement between VIA and Duff & Phelps dated September 24, 2007, on behalf of Virtus International Real Estate Securities Fund, filed via EDGAR with Post-Effective Amendment No. 28 (File No. 033-65137) on November 14, 2007 and incorporated herein by reference.

d.13.	Subadvisory Agreement between VIA and Vontobel Asset Management, Inc. (“Vontobel”) dated September 24, 2007, on behalf of Virtus Foreign Opportunities Fund, filed via EDGAR with Post-Effective Amendment No. 28 (File No. 033-65137) on November 14, 2007 and incorporated herein by reference.

d.14.	Subadvisory Agreement between VIA and The Boston Company Asset Management, LLC (“TBCAM”) dated January 10, 2008, on behalf of Virtus Market Neutral Fund, filed via EDGAR with Post-Effective Amendment No. 29 (File No. 033-65137) on January 28, 2008 and incorporated herein by reference.

d.15.	Second Amendment to Subadvisory Agreement between VIA and Goodwin dated January 31, 2008 on behalf of Virtus Senior Floating Rate Fund, filed via EDGAR with Post-Effective Amendment No. 29 (File No. 033-65137) on January 28, 2008 and incorporated herein by reference.

d.16.	Fourth Amendment to Amended and Restated Investment Advisory Agreement, between the Registrant and VIA on behalf of Virtus Senior Floating Rate Fund effective as of January 31, 2008, filed via EDGAR with Post-Effective Amendment No. 29 (File No. 033-65137) on January 28, 2008 and incorporated herein by reference.

d.17.	Fifth Amendment to Amended and Restated Investment Advisory Agreement, by and between the Registrant and VIA effective as of October 1, 2008, filed via EDGAR with Post-Effective Amendment No. 32 (File No. 033-65137) on January 28, 2009 and incorporated herein by reference.

d.18.	Third Amendment to Subadvisory Agreement between VIA and Goodwin dated December 19, 2008, filed via EDGAR with Post-Effective Amendment No. 33 (File No. 033-65137) on March 2, 2009 and incorporated by reference.

d.19.	First Amendment to Subadvisory Agreement between VIA and Vontobel dated January 1, 2009, filed via EDGAR with Post-Effective Amendment No. 33 (File No. 033-65137) on March 2, 2009 and incorporated by reference.

d.20.	Second Amendment to Subadvisory Agreement between VIA and Vontobel on behalf of Global Opportunities Fund dated January 28, 2009, filed via EDGAR with Post-Effective Amendment No. 33 (File No. 033-65137) on March 2, 2009 and incorporated by reference.

d.21.	Sixth Amendment to Amended and Restated Investment Advisory Agreement, by and between Registrant and VIA on behalf of Virtus Global Real Estate Securities Fund, Virtus Greater Asia ex Japan Opportunities Fund and Virtus Greater European Opportunities Fund effective as of March 2, 2009, filed via EDGAR with Post-Effective Amendment No. 34 (File No. 033-65137) on October 1, 2009 and incorporated herein by reference.

d.22.	Seventh Amendment to Amended and Restated Investment Advisory Agreement, by and between Registrant and VIA effective as of May 29, 2009, filed via EDGAR with Post-Effective Amendment No. 34 (File No. 033-65137) on October 1, 2009 and incorporated herein by reference.

d.23.	Third Amendment to Subadvisory Agreement between VIA and Vontobel on behalf of Greater Asia ex Japan Opportunities Fund and Greater European Opportunities Fund dated April 21, 2009, filed via EDGAR with Post-Effective Amendment No. 34 (File No. 033-65137) on October 1, 2009 and incorporated herein by reference.

d.24.	Second Amendment to Subadvisory Agreement between VIA and Duff & Phelps on behalf of Global Real Estate Securities Fund dated March 2, 2009, filed via EDGAR with Post-Effective Amendment No. 34 (File No. 033-65137) on October 1, 2009 and incorporated herein by reference.

d.25.	Subadvisory Agreement between VIA and F-Squared Investments, Inc. on behalf of AlphaSectorSM Allocation Fund and AlphaSectorSM Rotation Fund dated September 29, 2009, filed via EDGAR with Post-Effective Amendment No. 34 (File No. 033-65137) on October 1, 2009 and incorporated herein by reference.

d.26.	Eighth Amendment to Amended and Restated Investment Advisory Agreement, by and between Registrant and VIA effective as of September 29, 2009, filed via EDGAR with Post-Effective Amendment No. 34 (File No. 033-65137) on October 1, 2009 and incorporated herein by reference.

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d.27.	Fourth Amendment to Subadvisory Agreement between VIA and Goodwin dated July 15, 2009, filed via EDGAR with Post-Effective Amendment No. 35 (File No. 033-65137) on November 18, 2009 and incorporated herein by reference.

e.1.	Underwriting Agreement between VP Distributors, Inc. (“VP Distributors”) and Registrant dated July 1, 1998 and filed via EDGAR with Post-Effective Amendment No. 15 (File No. 033-65137) on January 25, 2005 and incorporated herein by reference. A Form of Underwriting Agreement between VP Distributors and Registrant was previously filed via EDGAR with Post-Effective Amendment No. 5 (File No. 033-65137) on May 20, 1998 and incorporated herein by reference.

e.2.*	Form of Sales Agreement between VP Distributors and dealers (January 29, 2010), filed via EDGAR herewith.

f.	None.

g.1.*	Master Custody Agreement between Registrant and The Bank of New York Mellon, dated November 5, 2009, filed via EDGAR herewith.

g.2.*	Custodian Services Agreement between Registrant and PFPC Trust Company dated November 23, 2009, filed via EDGAR herewith.

h.1.	Amended and Restated Transfer Agency and Service Agreement between the Virtus Mutual Funds and VP Distributors dated July 1, 2006, filed via EDGAR with Post-Effective Amendment No. 23 (File No. 033-65137) on January 30, 2007 and incorporated herein by reference.

h.2.	Amendment to Amended and Restated Transfer Agency and Service Agreement between Virtus Mutual Funds and VP Distributors effective as of July 1, 2008, filed via EDGAR with Post-Effective No. 34 (File No. 033-65137) on October 1, 2009 and incorporated herein by reference.

h.3.	Sub-Transfer Agency and Service Agreement between VP Distributors and Boston Financial Data Services, Inc. (“BFDS”), dated as of January 1, 2005, filed via EDGAR with Post-Effective Amendment No. 32 (File No. 033-65137) on January 28, 2009 and incorporated herein by reference.

h.4.	Amendment to Sub-Transfer Agency and Service Agreement between VP Distributors and BFDS, dated as of July 1, 2006, filed via EDGAR with Post-Effective Amendment No. 32 (File No. 033-65137) on January 28, 2009 and incorporated herein by reference.

h.5.	Amendment to Sub-Transfer Agency and Service Agreement between VP Distributors and BFDS, dated as of July 1, 2008, filed via EDGAR with Post-Effective Amendment No. 32 (File No. 033-65137) on January 28, 2009 and incorporated herein by reference.

h.6.*	Amended and Restated Administration Agreement among Registrant and VP Distributors, Inc. dated January 1, 2010, filed via EDGAR herewith.

h.7.*	Sub-Administration and Accounting Services Agreement among VP Distributors, Inc., Registrant and PNC Global Investment Servicing (U.S.) Inc. filed via EDGAR herewith.

h.8.	Seventh Amended and Restated Expense Limitation Agreement between Registrant and VIA on behalf of Virtus Alternatives Diversifier Fund, Virtus Bond Fund, Virtus CA Tax-Exempt Bond Fund, Virtus Global Real Estate Securities Fund, Virtus Greater Asia ex Japan Opportunities Fund, Virtus Greater European Opportunities Fund, Virtus International Real Estate Securities Fund, Virtus Market Neutral Fund and Virtus Senior Floating Rate Fund effective as of April 21, 2009, filed via EDGAR with Post-Effective No. 34 (File No. 033-65137) on October 1, 2009 and incorporated herein by reference.

i.1.	Opinion and consent of Morris, Nichols, Arsht & Tunnell, filed via EDGAR with Pre-Effective Amendment No. 2 (File No. 033-65137) on February 29, 1996 and incorporated herein by reference.

i.2.	Opinion of Counsel as to legality of shares dated September 29, 2009, filed via EDGAR with Post-Effective No. 34 (File No. 033-65137) on October 1, 2009 and incorporated herein by reference.

j.*	Consent of Independent Registered Public Accounting Firm, filed via EDGAR herewith.

k.	None.

l.	Share Purchase Agreement (the “Share Purchase Agreement”) between Registrant and GMG/Seneca Capital Management, L.P., filed via EDGAR with Pre-Effective Amendment No. 2 (File No. 033-65137) on February 29, 1996 and incorporated herein by reference.

m.1.	Class A Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940 effective March 1, 2007, filed via EDGAR with Post-Effective Amendment No. 25 (File No. 033-65137) on June 27, 2007 and incorporated herein by reference.

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m.2.	Class B Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940 effective March 1, 2007, filed via EDGAR with Post-Effective Amendment No. 25 (File No. 033-65137) on June 27, 2007 and incorporated herein by reference.

m.3.	Class C Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940 effective March 1, 2007, filed via EDGAR with Post-Effective Amendment No. 25 (File No. 033-65137) on June 27, 2007 and incorporated herein by reference.

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m.4.	Amendment to Class A Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940, effective June 27, 2007, filed via EDGAR with Post-Effective Amendment No. 27 (File No. 033-65137) on September 24, 2007 and incorporated herein by reference.

m.5.	Amendment to Class B Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940, effective June 27, 2007, filed via EDGAR with Post-Effective Amendment No. 27 (File No. 033-65137) on September 24, 2007 and incorporated herein by reference.

m.6.	Amendment to Class C Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940, effective June 27, 2007, filed via EDGAR with Post-Effective Amendment No. 27 (File No. 033-65137) on September 24, 2007 and incorporated herein by reference.

m.7.	Class T Shares Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940, effective June 27, 2007, filed via EDGAR with Post-Effective Amendment No. 27 (File No. 033-65137) on September 24, 2007 and incorporated herein by reference.

m.8.	Amendment No. 2 to Class A Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940 effective September 24, 2007, filed via EDGAR with Post-Effective Amendment No. 29 (File No. 033-65137) on January 28, 2008 and incorporated herein by reference.

m.9.	Amendment No. 2 to Class B Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940 effective September 24, 2007, filed via EDGAR with Post-Effective Amendment No. 29 (File No. 033-65137) on January 28, 2008 and incorporated herein by reference.

m.10.	Amendment No. 2 to Class C Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940 effective September 24, 2007, filed via EDGAR with Post-Effective Amendment No. 29 (File No. 033-65137) on January 28, 2008 and incorporated herein by reference.

m.11.	Amendment No. 3 to Class A Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940 effective October 1, 2007, filed via EDGAR with Post-Effective Amendment No. 29 (File No. 033-65137) on January 28, 2008 and incorporated herein by reference.

m.12.	Amendment No. 3 to Class C Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940 effective October 1, 2007, filed via EDGAR with Post-Effective Amendment No. 29 (File No. 033-65137) on January 28, 2008 and incorporated herein by reference.

m.13.	Amendment No. 4 to Class A Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940 effective January 31, 2008, filed via EDGAR with Post-Effective Amendment No. 29 (File No. 033-65137) on January 28, 2008 and incorporated herein by reference.

m.14.	Amendment No. 4 to Class C Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940 effective January 31, 2008, filed via EDGAR with Post-Effective Amendment No. 29 (File No. 033-65137) on January 28, 2008 and incorporated herein by reference.

m.15.	Amendment No. 5 to Class A Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940 effective March 2, 2009, filed via EDGAR with Post-Effective No. 34 (File No. 033-65137) on October 1, 2009 and incorporated herein by reference.

m.16.	Amendment No. 6 to Class A Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940 effective April 21, 2009, filed via EDGAR with Post-Effective No. 34 (File No. 033-65137) on October 1, 2009 and incorporated herein by reference.

m.17.	Amendment No. 5 to Class C Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940 effective March 2, 2009, filed via EDGAR with Post-Effective No. 34 (File No. 033-65137) on October 1, 2009 and incorporated herein by reference.

m.18.	Amendment No. 6 to Class C Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940 effective April 21, 2009, filed via EDGAR with Post-Effective No. 34 (File No. 033-65137) on October 1, 2009 and incorporated herein by reference.

n.	Amended and Restated Plan Pursuant to Rule 18f-3 under the Investment Company Act of 1940, effective as of August 19, 2009, filed via EDGAR with Post-Effective No. 34 (File No. 033-65137) on October 1, 2009 and incorporated herein by reference.

o.	Reserved.

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p.1.	Amended and Restated Codes of Ethics of the Virtus Mutual Funds and the Distributor (VP Distributors) dated November 2008, filed via EDGAR with Post-Effective No. 34 (File No. 033-65137) on October 1, 2009 and incorporated herein by reference.

p.2.	Amended and Restated Code of Ethics of the Adviser (VIA) dated November 2008, filed via EDGAR with Post-Effective Amendment No. 32 (File No. 033-65137) on January 28, 2009 and incorporated herein by reference.

p.3.	Amended and Restated Code of Ethics of the Subadviser (SCM Advisors) dated June 1, 2007, filed via EDGAR with Post-Effective Amendment No. 25 (File No. 033-65137) on June 27, 2007 and incorporated herein by reference.

p.4.	Amended and Restated Code of Ethics of Subadviser (Duff & Phelps), dated August 2009, filed via EDGAR with Post-Effective No. 34 (File No. 033-65137) on October 1, 2009 and incorporated herein by reference.

p.5.	Code of Conduct of Subadviser (TBCAM), dated July 2007, filed via EDGAR with Post-Effective Amendment No. 29 (File No. 033-65137) on January 28, 2008 and incorporated herein by reference.

p.6.	Amended and Restated Code of Ethics of Subadviser (Goodwin), dated January 1, 2009, filed via EDGAR with Post-Effective No. 34 (File No. 033-65137) on October 1, 2009 and incorporated herein by reference.

p.7.	Code of Ethics of Subadviser (Vontobel) dated April 23, 2008, filed via EDGAR with Post-Effective Amendment No. 32 (File No. 033-65137) on January 28, 2009 and incorporated herein by reference.

p.8.	Code of Ethics of Subadviser F-Squared Investments, Inc. (“F-Squared”), dated August 2009, filed via EDGAR with Post-Effective No. 34 (File No. 033-65137) on October 1, 2009 and incorporated herein by reference.

q.	Power of Attorney for all Trustees, dated February 28, 2008, filed via EDGAR with Post-Effective Amendment No. 32 (File No. 033-65137) on January 28, 2009 and incorporated herein by reference.

*	Filed herewith

Item 29.	Persons Controlled by or Under Common Control with the Fund

None.

Item 30.	Indemnification

The Amended and Restated Agreement and Declaration of Trust dated March 1, 2001 and the Bylaws dated November 16, 2005 of the Registrant provide that no trustee or officer will be indemnified against any liability to which the Registrant would otherwise be subject by reason of or for willful misfeasance, bad faith, gross negligence or reckless disregard of such person’s duties. The Amended and Restated Investment Advisory Agreement, Underwriting Agreement, Master Custodian Contract and Transfer Agency and Service Agreement each provides that the Trust will indemnify the other party (or parties, as the case may be) to the agreement for certain losses.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the “Act”), may be available to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31.	Business and Other Connections of the Investment Adviser

See “Management of the Fund” in the Prospectus and “Services of the Adviser and Subadviser” and “Management of the Trust” in the Statement of Additional Information which is included in this Post-Effective Amendment. For information as to the business, profession, vocation or employment of a substantial nature of directors and officers of the Adviser and Subadvisers, reference is made to the Adviser’s and Subadviser’s current Form ADV (VIA: SEC File No. 801-5995; TBCAM, SEC File No. 801-6829; Duff & Phelps: SEC File No. 801-14813; F-Squared: SEC File No. 801-69937; Goodwin: SEC File No. 801-8177; SCM Advisors: SEC File No. 801-51559; and Vontobel: SEC File No. 801-21953 ) filed under the Investment Advisers Act of 1940, and incorporated herein by reference.

6

Item 32.	Principal Underwriter

VP Distributors serves as the principal underwriter for the following registrants:

Virtus Equity Trust, Virtus Insight Trust, Virtus Institutional Trust and Virtus Opportunities Trust.

(b)	Directors and executive officers of VP Distributors are as follows:

Name and Principal Business Address	Positions and Offices with Distributor	Positions and Offices with Registrant
George R. Aylward 100 Pearl Street Hartford, CT 06103	Director and Executive Vice President	Trustee and President

Kevin J. Carr 100 Pearl Street Hartford, CT 06103	Vice President, Counsel and Secretary	Vice President, Counsel, Chief Legal Officer and Secretary

Nancy J. Engberg 100 Pearl Street Hartford, CT 06103	Vice President and Assistant Secretary	Anti-Money Laundering Officer and Assistant Secretary

David Hanley 100 Pearl Street Hartford, CT 06103	Vice President and Treasurer	None

David C. Martin 100 Pearl Street Hartford, CT 06103	Vice President and Chief Compliance Officer	None

J. Steven Neamtz 100 Pearl Street Hartford, CT 06103	Director and President	None

Francis G. Waltman 100 Pearl Street Hartford, CT 06103	Director	Senior Vice President

(c)	To the best of the Registrant’s knowledge, no commissions or other compensation was received by any principal underwriter who is not an affiliated person of the Registrant or an affiliated person of such affiliated person, directly or indirectly, from the Registrant during the Registrant’s last fiscal year.

Item 33.	Location of Accounts and Records

Persons maintaining physical possession of accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder include:

Secretary of the Trust:

Kevin J. Carr, Esq.

100 Pearl Street

Hartford, CT 06103

Investment Adviser:

Virtus Investment Advisers, Inc.

100 Pearl Street

Hartford, CT 06103

Subadviser for Bond Fund and High Yield Fund:

SCM Advisors, LLC

909 Montgomery Street, Fifth Floor

San Francisco, CA 94133

Subadviser for Market Neutral Fund

The Boston Company Asset Management, LLC

One Boston Place

Boston, MA 02108

7

Subadviser for Multi-Sector Fixed Income Fund, Multi-Sector Short Term Bond Fund and, Senior Floating Rate Fund:

Goodwin Capital Advisers, Inc.

One American Row

Hartford, CT 06102-5056

Subadviser for Global Infrastructure Fund, Global Real Estate Securities Fund, International Real Estate Securities Fund and Real Estate Securities Fund:

Duff & Phelps Investment Management Co.

200 South Wacker Drive, Suite 500

Chicago, IL 60606

Subadviser to Foreign Opportunities Fund, Global Opportunities Fund, Greater Asia ex Japan Opportunities Fund and Greater European Opportunities Fund:

Vontobel Asset Management, Inc.

1540 Broadway, 38th Floor

New York, NY 10036

Subadviser to AlphaSector Allocation Fund and AlphaSector Rotation Fund:

F-Squared Investments, Inc.

16 Laurel Ave. Suite 200

Wellesley, MA 02481

Principal Underwriter, Administrator and Transfer Agent:

VP Distributors, Inc.

100 Pearl Street

Hartford, CT 06103

Custodian and Dividend Dispersing Agent:

PFPC Trust Company

8800 Tinicum Boulevard

Philadelphia, PA 19153

The Bank of New York Mellon

One Wall Street

New York, NY 10286

Fund Accountant and Subadministrator:

PNC Global Investment Servicing (U.S.) Inc.

301 Bellevue Parkway

Wilmington, DE 19809

Item 34.	Management Services

None.

Item 35.	Undertakings

None.

8

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness for this registration statement under Rule 485(b) of the Securities Act and has duly caused this amendment to the registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Hartford and the State of Connecticut on the 28th day of January, 2010.

VIRTUS OPPORTUNITIES TRUST

By:	/s/ GEORGE R. AYLWARD
George R. Aylward
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this amendment to the registration statement has been signed below by the following persons in the capacities indicated on the 28th day of January, 2010.

Signature	Title

/s/ GEORGE R. AYLWARD George R. Aylward	Trustee and President (principal executive officer)

/s/ W. PATRICK BRADLEY W. Patrick Bradley	Chief Financial Officer and Treasurer (principal financial and accounting officer)

/s/ LEROY KEITH, JR. Leroy Keith, Jr.*	Trustee

/s/ PHILIP R. MCLOUGHLIN Philip R. McLoughlin*	Trustee and Chairman

/s/ GERALDINE M. MCNAMARA Geraldine M. McNamara*	Trustee

/s/ JAMES M. OATES James M. Oates*	Trustee

/s/ RICHARD E. SEGERSON Richard E. Segerson*	Trustee

/s/ FERDINAND L.J. VERDONCK Ferdinand L.J. Verdonck*	Trustee

*By	/s/ GEORGE R. AYLWARD
*George R. Aylward, Attorney-in-Fact, pursuant to a power of attorney

Exhibits

Item 28.

g.1.	Master Custody Agreement between Registrant and The Bank of New York Mellon, dated November 5, 2009.

g.2.	Custodian Services Agreement between Registrant and PFPC Trust Company dated November 23, 2009.

h.6.	Amended and Restated Administration Agreement among Registrant and VP Distributors, Inc. dated January 1, 2010.

h.7.	Sub-Administration and Accounting Services Agreement among VP Distributors, Inc., Registrant and PNC Global Investment Servicing (U.S.) Inc.

j.	Consent of Independent Registered Public Accounting Firm.